Schedule of Investments
Blue Chip Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .56 % Shares Held Value (000's)
Money Market Funds - 1 .56%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
159,406 $ 159
TOTAL INVESTMENT COMPANIES $ 159
COMMON STOCKS - 99 .76 % Shares Held Value (000's)
Aerospace & Defense - 3 .91%
TransDigm Group Inc
(b)
638 $ 398
Chemicals - 1 .29%
Linde PLC 324 95
Sherwin-Williams Co/The 129 36
$ 131
Commercial Services - 6 .43%
CoStar Group Inc
(b)
1,638 141
PayPal Holdings Inc
(b)
1,533 399
S&P Global Inc 270 115
$ 655
Diversified Financial Services - 9 .24%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
60 3
Charles Schwab Corp/The 1,224 89
Mastercard Inc 1,255 437
Visa Inc 1,854 413
$ 942
Healthcare - Products - 5 .80%
Danaher Corp 1,013 308
IDEXX Laboratories Inc
(b)
122 76
Intuitive Surgical Inc
(b)
208 207
$ 591
Insurance - 0 .58%
Progressive Corp/The 654 59
Internet - 23 .97%
Alphabet Inc - A Shares
(b)
46 123
Alphabet Inc - C Shares
(b)
214 570
Amazon.com Inc
(b)
275 904
Etsy Inc
(b)
279 58
Facebook Inc
(b)
1,247 423
Netflix Inc
(b)
544 332
Spotify Technology SA
(b)
147 33
$ 2,443
Lodging - 1 .54%
Hilton Worldwide Holdings Inc
(b)
1,186 157
Media - 3 .53%
Charter Communications Inc
(b)
388 282
Liberty Broadband Corp - C Shares
(b)
452 78
$ 360
Pharmaceuticals - 0 .84%
Zoetis Inc 442 86
Private Equity - 5 .79%
Brookfield Asset Management Inc 9,199 492
KKR & Co Inc 1,612 98
$ 590
REITs - 3 .41%
American Tower Corp 1,306 347
Retail - 2 .80%
CarMax Inc
(b)
499 64
Costco Wholesale Corp 177 79
O'Reilly Automotive Inc
(b)
83 51
Starbucks Corp 821 91
$ 285
Semiconductors - 3 .08%
NVIDIA Corp 1,516 314
Software - 27 .55%
Adobe Inc
(b)
810 466
Autodesk Inc
(b)
499 142
Intuit Inc 853 460
Microsoft Corp 3,286 927
Roper Technologies Inc 330 147
salesforce.com Inc
(b)
1,824 495
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(b)
56 $ 17
Twilio Inc
(b)
479 153
$ 2,807
TOTAL COMMON STOCKS $ 10,165
Total Investments $ 10,324
Other Assets and Liabilities -  (1.32)% (134)
TOTAL NET ASSETS - 100.00% $ 10,190
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 30 .63%
Communications 27 .50%
Financial 19 .02%
Consumer, Non-cyclical 13 .07%
Consumer, Cyclical 4 .34%
Industrial 3 .91%
Money Market Funds 1 .56%
Basic Materials 1 .29%
Other Assets and Liabilities
( 1 .32 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6 $ 2,808 $ 2,655 $ 159
$ 6 $ 2,808 $ 2,655 $ 159
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10 .66 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .44%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
65,000 $ 8,647
Vanguard Short-Term Corporate Bond ETF 50,000 4,121
$ 12,768
Money Market Funds - 10 .22%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,466,141 2,466
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
292,156,093 292,156
$ 294,622
TOTAL INVESTMENT COMPANIES $ 307,390
BONDS - 32 .37%
Principal
Amount (000's) Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 190
5.40%, 10/01/2048 300 404
Omnicom Group Inc
2.45%, 04/30/2030 160 162
2.60%, 08/01/2031 295 300
$ 1,056
Aerospace & Defense - 0 .60%
Boeing Co/The
1.43%, 02/04/2024 810 811
2.75%, 02/01/2026 175 182
2.95%, 02/01/2030 170 173
3.25%, 02/01/2028 1,200 1,268
3.25%, 02/01/2035 170 170
3.63%, 02/01/2031 175 187
3.75%, 02/01/2050 235 237
3.95%, 08/01/2059 315 323
4.51%, 05/01/2023 970 1,025
4.88%, 05/01/2025 620 690
5.04%, 05/01/2027 310 357
5.15%, 05/01/2030 310 364
5.71%, 05/01/2040 310 394
5.81%, 05/01/2050 505 673
5.88%, 02/15/2040 154 194
General Dynamics Corp
1.15%, 06/01/2026
(e)
195 196
2.25%, 11/15/2022 15 15
2.25%, 06/01/2031 195 200
3.25%, 04/01/2025 80 86
3.38%, 05/15/2023 300 314
3.50%, 04/01/2027 160 177
3.75%, 05/15/2028 300 337
4.25%, 04/01/2040 160 195
L3Harris Technologies Inc
1.80%, 01/15/2031 90 87
2.90%, 12/15/2029 60 63
3.83%, 04/27/2025 500 544
Lockheed Martin Corp
1.85%, 06/15/2030 55 55
3.55%, 01/15/2026 240 264
3.60%, 03/01/2035 350 396
3.80%, 03/01/2045 625 725
4.07%, 12/15/2042 47 56
4.09%, 09/15/2052 389 476
4.70%, 05/15/2046 25 33
Northrop Grumman Corp
3.20%, 02/01/2027 500 544
3.85%, 04/15/2045 500 568
4.03%, 10/15/2047 600 702
Raytheon Technologies Corp
1.90%, 09/01/2031 170 165
2.25%, 07/01/2030 160 162
2.82%, 09/01/2051 175 166
3.50%, 03/15/2027 800 879
3.75%, 11/01/2046 30 33
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.05%, 05/04/2047 $ 300 $ 348
4.13%, 11/16/2028 435 495
4.15%, 05/15/2045 40 47
4.35%, 04/15/2047 40 48
4.50%, 06/01/2042 600 735
4.63%, 11/16/2048 210 266
4.88%, 10/15/2040 154 197
5.70%, 04/15/2040 51 70
6.13%, 07/15/2038 18 25
6.70%, 08/01/2028 175 225
Teledyne Technologies Inc
0.95%, 04/01/2024 190 190
2.25%, 04/01/2028 190 194
$ 17,326
Agriculture - 0 .30%
Altria Group Inc
2.35%, 05/06/2025 160 166
2.45%, 02/04/2032 190 182
3.40%, 05/06/2030 325 344
3.70%, 02/04/2051 190 179
3.88%, 09/16/2046 60 58
4.00%, 02/04/2061 190 182
4.80%, 02/14/2029 63 72
5.80%, 02/14/2039 380 467
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 904
2.70%, 09/15/2051 195 191
BAT Capital Corp
2.26%, 03/25/2028 170 169
2.73%, 03/25/2031 170 167
2.79%, 09/06/2024 245 258
3.46%, 09/06/2029 245 258
3.56%, 08/15/2027 800 862
3.98%, 09/25/2050 170 163
4.54%, 08/15/2047 325 337
BAT International Finance PLC
1.67%, 03/25/2026 170 170
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 198
Philip Morris International Inc
0.88%, 05/01/2026 175 172
1.75%, 11/01/2030 175 169
2.75%, 02/25/2026 310 329
3.25%, 11/10/2024 30 32
3.38%, 08/11/2025 375 405
4.13%, 03/04/2043 300 335
4.25%, 11/10/2044 30 34
4.38%, 11/15/2041 61 70
4.50%, 03/20/2042 400 471
4.88%, 11/15/2043 35 43
Reynolds American Inc
4.45%, 06/12/2025 250 276
4.85%, 09/15/2023 350 379
5.70%, 08/15/2035 25 30
5.85%, 08/15/2045 415 498
$ 8,570
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 156 158
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 301 299
Southwest Airlines Co
5.25%, 05/04/2025 480 542

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 $ 133 $ 139
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 77 78
$ 1,216
Apparel - 0 .05%
NIKE Inc
2.25%, 05/01/2023 200 205
2.40%, 03/27/2025 160 168
2.75%, 03/27/2027 160 172
3.25%, 03/27/2040 160 175
3.38%, 11/01/2046 350 387
3.63%, 05/01/2043 200 230
$ 1,337
Automobile Asset Backed Securities - 0 .02%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 632 635
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 59 59
$ 694
Automobile Manufacturers - 0 .42%
American Honda Finance Corp
0.55%, 07/12/2024 190 189
0.65%, 09/08/2023 170 171
1.20%, 07/08/2025 165 166
1.30%, 09/09/2026 195 195
1.95%, 05/10/2023 160 164
2.05%, 01/10/2023 490 500
2.15%, 09/10/2024 445 463
Daimler Finance North America LLC
8.50%, 01/18/2031 127 192
General Motors Co
4.88%, 10/02/2023 675 730
5.00%, 10/01/2028 400 463
5.00%, 04/01/2035 200 236
5.40%, 04/01/2048 360 446
6.75%, 04/01/2046 25 36
General Motors Financial Co Inc
1.05%, 03/08/2024 190 191
1.25%, 01/08/2026 190 188
1.50%, 06/10/2026 190 189
1.70%, 08/18/2023 330 336
2.35%, 01/08/2031 190 186
2.40%, 04/10/2028 190 192
2.70%, 06/10/2031 190 189
3.25%, 01/05/2023 400 412
3.70%, 05/09/2023 325 339
4.30%, 07/13/2025 325 357
4.35%, 01/17/2027 305 342
5.10%, 01/17/2024 500 546
PACCAR Financial Corp
0.35%, 08/11/2023 165 165
0.35%, 02/02/2024 190 189
1.80%, 02/06/2025 170 175
Toyota Motor Corp
1.34%, 03/25/2026 385 387
3.67%, 07/20/2028 200 224
Toyota Motor Credit Corp
0.35%, 10/14/2022 410 411
0.45%, 01/11/2024 190 190
0.50%, 08/14/2023 165 165
0.50%, 06/18/2024 190 189
0.80%, 10/16/2025 210 207
1.15%, 08/13/2027 165 163
1.35%, 08/25/2023 155 158
1.65%, 01/10/2031 190 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
1.80%, 02/13/2025 $ 160 $ 164
1.90%, 09/12/2031 195 191
2.00%, 10/07/2024 165 171
2.25%, 10/18/2023 350 363
3.35%, 01/08/2024 400 425
3.45%, 09/20/2023 400 424
$ 11,964
Automobile Parts & Equipment - 0 .02%
BorgWarner Inc
3.38%, 03/15/2025 500 536
Banks - 6 .05%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 255
Banco Santander SA
1.85%, 03/25/2026 400 405
2.75%, 05/28/2025 200 210
2.75%, 12/03/2030 400 398
3.13%, 02/23/2023 600 621
3.49%, 05/28/2030 200 215
Bank of America Corp
0.52%, 06/14/2024
(f)
365 365
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(f)
340 341
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(f)
380 382
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(f)
170 170
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(f)
320 320
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
365 367
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
380 382
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
750 723
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
340 327
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 190
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
380 375
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(f)
310 324
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(f)
385 377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
320 324
3 Month USD LIBOR + 0.99%
2.59%, 04/29/2031
(f)
250 255
Secured Overnight Financing Rate + 2.15%
2.65%, 03/11/2032
(f)
570 580
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
1,070 1,033
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
880 843
Secured Overnight Financing Rate + 1.88%
2.97%, 07/21/2052
(f)
380 372
Secured Overnight Financing Rate + 1.56%
3.00%, 12/20/2023
(f)
1,389 1,431
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(f)
335 356
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 43
3.30%, 01/11/2023 330 343

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.31%, 04/22/2042
(f)
$ 380 $ 399
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
1,041 1,128
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(f)
190 205
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 795 868
3.55%, 03/05/2024
(f)
550 573
3 Month USD LIBOR + 0.78%
3.59%, 07/21/2028
(f)
500 548
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(f)
400 441
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(f)
300 318
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 33
3.95%, 04/21/2025 830 905
3.97%, 02/07/2030
(f)
1,000 1,120
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 541
4.18%, 11/25/2027 560 624
4.20%, 08/26/2024 625 684
4.27%, 07/23/2029
(f)
360 408
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
310 380
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(f)
30 37
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 33
5.88%, 02/07/2042 228 325
7.75%, 05/14/2038 250 391
Bank of America NA
6.00%, 10/15/2036 250 342
Bank of Montreal
0.45%, 12/08/2023 995 996
0.95%, 01/22/2027
(f)
190 187
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 154
2.55%, 11/06/2022 15 15
3.30%, 02/05/2024 400 425
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 150
0.50%, 04/26/2024 170 170
0.75%, 01/28/2026 185 182
1.60%, 04/24/2025 140 143
1.65%, 07/14/2028 150 150
1.85%, 01/27/2023 790 805
2.10%, 10/24/2024 775 807
Bank of Nova Scotia/The
0.55%, 09/15/2023 170 170
1.05%, 03/02/2026 190 188
1.30%, 06/11/2025 160 161
1.30%, 09/15/2026 195 194
2.00%, 11/15/2022 160 163
2.15%, 08/01/2031 190 188
2.70%, 08/03/2026 170 180
3.40%, 02/11/2024 400 425
4.50%, 12/16/2025 500 562
Barclays PLC
1.01%, 12/10/2024
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.65%, 06/24/2031
(f)
320 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
2.67%, 03/10/2032
(f)
$ 200 $ 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(f)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 1,700 1,715
3.81%, 03/10/2042
(f)
200 212
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 1,030 1,152
4.38%, 01/12/2026 200 223
4.97%, 05/16/2029
(f)
210 244
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 819
BPCE SA
4.00%, 04/15/2024 250 271
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 185
0.95%, 06/23/2023 70 71
1.25%, 06/22/2026 190 188
3.50%, 09/13/2023 500 530
Citibank NA
3.65%, 01/23/2024 500 534
Citigroup Inc
0.78%, 10/30/2024
(f)
655 658
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(f)
485 487
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(f)
185 182
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
370 368
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(f)
160 163
Secured Overnight Financing Rate + 1.67%
2.56%, 05/01/2032
(f)
520 525
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
320 326
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 323
Secured Overnight Financing Rate + 1.15%
2.70%, 10/27/2022 900 921
2.98%, 11/05/2030
(f)
155 163
Secured Overnight Financing Rate + 1.42%
3.20%, 10/21/2026 770 830
3.50%, 05/15/2023 600 629
3.67%, 07/24/2028
(f)
1,200 1,319
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 540
3.89%, 01/10/2028
(f)
400 442
3 Month USD LIBOR + 1.56%
4.07%, 04/23/2029
(f)
240 269
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(f)
330 402
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 590
4.40%, 06/10/2025 780 863
4.45%, 09/29/2027 20 23
4.60%, 03/09/2026 60 68
4.65%, 07/30/2045 222 282
5.30%, 05/06/2044 25 33
5.50%, 09/13/2025 325 375
5.88%, 01/30/2042 328 468
6.63%, 06/15/2032 112 150
6.68%, 09/13/2043 30 46
8.13%, 07/15/2039 132 226

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA
3.95%, 11/09/2022 $ 300 $ 311
5.25%, 05/24/2041 500 689
5.25%, 08/04/2045 250 332
5.75%, 12/01/2043 250 350
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 249
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 304
0.52%, 08/09/2023 250 250
1.25%, 08/07/2026 250 246
3.63%, 09/09/2024 400 431
Credit Suisse Group AG
3.75%, 03/26/2025 750 809
4.88%, 05/15/2045 500 626
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 150
1.69%, 03/19/2026 500 503
2.13%, 11/24/2026
(f)
200 203
Secured Overnight Financing Rate + 1.87%
2.22%, 09/18/2024
(f)
170 174
Secured Overnight Financing Rate + 2.16%
3.04%, 05/28/2032
(f)
175 178
Secured Overnight Financing Rate + 1.72%
4.10%, 01/13/2026 500 548
Discover Bank
2.45%, 09/12/2024 320 334
2.70%, 02/06/2030 250 259
Fifth Third Bancorp
2.38%, 01/28/2025 85 88
4.30%, 01/16/2024 30 32
Fifth Third Bank NA
1.80%, 01/30/2023 250 255
3.85%, 03/15/2026 700 771
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
365 365
Secured Overnight Financing Rate + 0.54%
0.66%, 09/10/2024
(f)
385 385
Secured Overnight Financing Rate + 0.51%
0.67%, 03/08/2024
(f)
385 385
Secured Overnight Financing Rate + 0.57%
0.86%, 02/12/2026
(f)
155 154
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(f)
315 310
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
385 384
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
190 189
Secured Overnight Financing Rate + 0.82%
1.99%, 01/27/2032
(f)
475 458
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
285 282
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 1,240 1,276
2.62%, 04/22/2032
(f)
380 385
Secured Overnight Financing Rate + 1.28%
2.91%, 07/21/2042
(f)
385 380
Secured Overnight Financing Rate + 1.47%
3.21%, 04/22/2042
(f)
190 196
Secured Overnight Financing Rate + 1.51%
3.63%, 02/20/2024 1,000 1,066
3.75%, 05/22/2025 30 33
3.81%, 04/23/2029
(f)
2,000 2,213
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 66
4.02%, 10/31/2038
(f)
750 862
3 Month USD LIBOR + 1.37%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
4.22%, 05/01/2029
(f)
$ 415 $ 469
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,418
4.41%, 04/23/2039
(f)
180 216
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 32
5.15%, 05/22/2045 310 407
6.75%, 10/01/2037 530 759
HSBC Holdings PLC
0.98%, 05/24/2025
(f)
400 399
Secured Overnight Financing Rate + 0.71%
1.59%, 05/24/2027
(f)
400 397
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(f)
250 251
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(f)
335 335
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
320 327
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 198
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(f)
230 240
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(f)
200 203
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 205
Secured Overnight Financing Rate + 2.39%
3.60%, 05/25/2023 500 526
3.90%, 05/25/2026 395 435
3.95%, 05/18/2024
(f)
400 421
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(f)
400 442
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(f)
500 553
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 537
4.29%, 09/12/2026
(f)
500 552
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(f)
365 414
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 238
5.25%, 03/14/2044 300 390
6.10%, 01/14/2042 174 250
6.50%, 05/02/2036 420 578
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 114
Huntington National Bank/The
1.80%, 02/03/2023 250 255
3.55%, 10/06/2023 400 424
ING Groep NV
1.73%, 04/01/2027
(f)
200 201
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(f)
200 206
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 429
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
190 189
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(f)
920 922
Secured Overnight Financing Rate + 0.60%
0.77%, 08/09/2025
(f)
385 383
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(f)
730 730
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(f)
385 386
Secured Overnight Financing Rate + 0.58%

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
1.04%, 02/04/2027
(f)
$ 380 $ 373
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
360 355
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
155 154
Secured Overnight Financing Rate + 0.77%
1.51%, 06/01/2024
(f)
815 829
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(f)
380 381
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
360 344
Secured Overnight Financing Rate + 1.11%
1.95%, 02/04/2032
(f)
380 367
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(f)
160 164
Secured Overnight Financing Rate + 1.59%
2.07%, 06/01/2029
(f)
1,395 1,398
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(f)
460 473
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(f)
815 832
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(f)
280 290
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(f)
730 745
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 170
Secured Overnight Financing Rate + 1.51%
2.58%, 04/22/2032
(f)
380 385
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(f)
260 269
Secured Overnight Financing Rate + 1.51%
2.96%, 05/13/2031
(f)
725 754
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(f)
730 755
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(f)
730 742
Secured Overnight Financing Rate + 2.44%
3.20%, 01/25/2023 600 623
3.30%, 04/01/2026 500 542
3.33%, 04/22/2052
(f)
380 398
Secured Overnight Financing Rate + 1.58%
3.38%, 05/01/2023 400 418
3.51%, 01/23/2029
(f)
400 435
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 27
3.80%, 07/23/2024
(f)
270 285
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 520 559
3.88%, 09/10/2024 500 544
3.88%, 07/24/2038
(f)
500 576
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(f)
400 464
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(f)
270 302
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
30 35
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
300 341
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 11
4.85%, 02/01/2044 20 26
4.95%, 06/01/2045 55 72
5.40%, 01/06/2042 102 140
5.60%, 07/15/2041 154 212
5.63%, 08/16/2043 375 519
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
6.40%, 05/15/2038 $ 200 $ 291
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 250
Secured Overnight Financing Rate + 0.34%
1.25%, 03/10/2023 250 253
KeyCorp
2.25%, 04/06/2027 410 424
2.55%, 10/01/2029 310 323
Korea Development Bank/The
0.40%, 06/19/2024 400 398
0.80%, 04/27/2026 350 344
1.75%, 02/18/2025 500 512
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
380 289
0.00%, 06/29/2037
(d)
200 147
0.25%, 10/19/2023 340 339
0.25%, 03/08/2024 575 572
0.38%, 07/18/2025 1,630 1,606
0.50%, 09/20/2024 575 574
0.63%, 01/22/2026 1,515 1,496
2.00%, 05/02/2025 380 397
2.13%, 01/17/2023 1,800 1,844
2.38%, 12/29/2022 600 616
2.50%, 11/20/2024 300 317
2.88%, 04/03/2028 275 302
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 169
0.88%, 09/03/2030 330 311
2.00%, 01/13/2025 300 313
2.38%, 06/10/2025 1,200 1,270
Lloyds Banking Group PLC
0.70%, 05/11/2024
(f)
1,000 1,003
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
3.57%, 11/07/2028
(f)
630 686
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 566
4.05%, 08/16/2023 400 426
4.45%, 05/08/2025 400 444
4.65%, 03/24/2026 500 562
5.30%, 12/01/2045 200 264
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(f)
400 400
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 201
1.54%, 07/20/2027
(f)
400 400
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
2.05%, 07/17/2030 250 246
2.19%, 02/25/2025 200 207
2.56%, 02/25/2030 200 205
2.76%, 09/13/2026 400 423
2.80%, 07/18/2024 650 685
3.20%, 07/18/2029 700 749
3.75%, 07/18/2039 550 619
3.76%, 07/26/2023 300 318
3.85%, 03/01/2026 350 386
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 202
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(f)
200 197
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(f)
200 206
3 Month USD LIBOR + 0.83%

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc   (continued)
2.26%, 07/09/2032
(f)
$ 200 $ 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(f)
1,000 1,051
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(f)
400 425
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.53%, 01/25/2024
(f)
330 330
Secured Overnight Financing Rate + 0.46%
0.56%, 11/10/2023
(f)
360 361
Secured Overnight Financing Rate + 0.47%
0.73%, 04/05/2024
(f)
360 361
Secured Overnight Financing Rate + 0.62%
0.79%, 01/22/2025
(f)
380 380
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(f)
385 384
Secured Overnight Financing Rate + 0.53%
0.86%, 10/21/2025
(f)
95 95
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(f)
280 275
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(f)
380 378
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
270 271
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
1,360 1,295
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 101
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(f)
475 490
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(f)
380 373
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(f)
265 259
Secured Overnight Financing Rate + 1.36%
2.72%, 07/22/2025
(f)
250 262
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(f)
240 231
Secured Overnight Financing Rate + 1.43%
3.13%, 01/23/2023 300 311
3.13%, 07/27/2026 1,330 1,431
3.22%, 04/22/2042
(f)
190 199
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(f)
30 33
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 584
3.70%, 10/23/2024 25 27
3.75%, 02/25/2023 1,230 1,286
3.77%, 01/24/2029
(f)
360 398
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 32
3.95%, 04/23/2027 50 56
3.97%, 07/22/2038
(f)
15 17
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 33
4.10%, 05/22/2023 380 401
4.30%, 01/27/2045 50 61
4.35%, 09/08/2026 30 34
4.38%, 01/22/2047 30 37
4.88%, 11/01/2022 30 31
5.00%, 11/24/2025 525 600
5.60%, 03/24/2051
(f)
500 741
Secured Overnight Financing Rate + 4.84%
6.38%, 07/24/2042 620 939
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Australia Bank Ltd/New York
1.88%, 12/13/2022 $ 250 $ 255
NatWest Group PLC
1.64%, 06/14/2027
(f)
265 265
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.88%, 09/12/2023 200 212
4.80%, 04/05/2026 500 568
4.89%, 05/18/2029
(f)
400 466
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
1,000 1,181
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 558
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 334
2.88%, 03/13/2023 1,000 1,037
PNC Bank NA
2.70%, 10/22/2029 250 262
3.80%, 07/25/2023 650 687
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 136
2.31%, 04/23/2032
(f)
150 153
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 166
2.60%, 07/23/2026 490 521
3.45%, 04/23/2029 300 332
Royal Bank of Canada
0.43%, 01/19/2024 380 378
0.50%, 10/26/2023 170 170
1.15%, 07/14/2026 190 189
1.20%, 04/27/2026 175 174
1.95%, 01/17/2023 720 735
2.25%, 11/01/2024 310 324
2.55%, 07/16/2024 125 131
Santander Holdings USA Inc
4.50%, 07/17/2025 780 859
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(f)
200 200
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(f)
200 199
Secured Overnight Financing Rate + 0.99%
3.57%, 01/10/2023 520 525
State Street Corp
2.20%, 03/03/2031 190 190
2.35%, 11/01/2025
(f)
365 381
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 166
2.65%, 05/19/2026 60 64
3.10%, 05/15/2023 325 340
3.55%, 08/18/2025 225 247
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 200 199
1.47%, 07/08/2025 300 302
1.90%, 09/17/2028 400 395
2.13%, 07/08/2030 930 916
2.14%, 09/23/2030 170 164
2.30%, 01/12/2041 200 184
2.35%, 01/15/2025 200 208
2.70%, 07/16/2024 420 441
2.75%, 01/15/2030 200 208
2.93%, 09/17/2041 195 190
3.04%, 07/16/2029 200 212
3.36%, 07/12/2027 750 824

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
(continued)
3.45%, 01/11/2027 $ 140 $ 153
3.78%, 03/09/2026 500 552
Toronto-Dominion Bank/The
0.25%, 01/06/2023 380 380
0.45%, 09/11/2023 670 670
0.70%, 09/10/2024 195 195
0.75%, 06/12/2023 330 332
1.15%, 06/12/2025 330 331
1.20%, 06/03/2026 190 190
1.90%, 12/01/2022 115 117
2.00%, 09/10/2031 195 192
Truist Bank
1.25%, 03/09/2023 250 253
1.50%, 03/10/2025 250 255
3.63%, 09/16/2025 250 273
3.80%, 10/30/2026 250 279
Truist Financial Corp
1.13%, 08/03/2027 465 455
1.20%, 08/05/2025
(e)
665 670
1.27%, 03/02/2027
(f)
60 60
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
175 175
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 665 666
2.50%, 08/01/2024 350 368
US Bancorp
1.38%, 07/22/2030 415 396
2.40%, 07/30/2024 190 199
3.00%, 07/30/2029 950 1,021
3.15%, 04/27/2027 25 27
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 311
Wells Fargo & Co
0.81%, 05/19/2025
(f)
110 110
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(f)
820 836
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
645 665
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
830 857
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(f)
820 846
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(f)
1,310 1,364
Secured Overnight Financing Rate + 1.09%
3.00%, 04/22/2026 500 536
3.00%, 10/23/2026 530 568
3.07%, 04/30/2041
(f)
480 493
Secured Overnight Financing Rate + 2.53%
3.45%, 02/13/2023 515 536
3.58%, 05/22/2028
(f)
500 547
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 668
4.40%, 06/14/2046 385 458
4.48%, 04/04/2031
(f)
245 285
Secured Overnight Financing Rate + 4.03%
4.65%, 11/04/2044 630 772
4.90%, 11/17/2045 520 658
5.01%, 04/04/2051
(f)
325 436
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 27
5.61%, 01/15/2044 45 61
Wells Fargo Bank NA
5.95%, 08/26/2036 750 1,019
6.60%, 01/15/2038 250 363
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
1.15%, 06/03/2026 $ 190 $ 190
2.00%, 01/13/2023 1,155 1,180
2.15%, 06/03/2031 190 192
2.35%, 02/19/2025 155 162
2.65%, 01/16/2030 155 165
2.89%, 02/04/2030
(f)
160 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 79
4.11%, 07/24/2034
(f)
165 179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 195
$ 174,527
Beverages - 0 .70%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 905
4.70%, 02/01/2036 1,030 1,245
4.90%, 02/01/2046 890 1,094
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 30
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 323
3.75%, 07/15/2042 100 108
4.35%, 06/01/2040 295 343
4.50%, 06/01/2050 720 860
4.75%, 01/23/2029 560 659
4.90%, 01/23/2031 750 911
5.45%, 01/23/2039 500 648
5.80%, 01/23/2059 595 841
8.20%, 01/15/2039 51 83
Coca-Cola Co/The
1.00%, 03/15/2028 340 328
1.38%, 03/15/2031 340 323
1.45%, 06/01/2027 1,060 1,070
1.50%, 03/05/2028 190 189
1.65%, 06/01/2030 260 254
1.75%, 09/06/2024 190 197
2.13%, 09/06/2029 165 169
2.25%, 01/05/2032 195 198
2.50%, 06/01/2040 260 253
2.50%, 03/15/2051 170 160
2.60%, 06/01/2050 260 249
2.88%, 05/05/2041 195 201
3.00%, 03/05/2051 285 295
3.38%, 03/25/2027 160 177
Constellation Brands Inc
2.25%, 08/01/2031 170 167
3.15%, 08/01/2029 630 674
3.20%, 02/15/2023 450 466
Diageo Capital PLC
2.13%, 10/24/2024 200 208
2.13%, 04/29/2032 200 199
2.38%, 10/24/2029 200 206
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 195
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 167
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 190
3.13%, 12/15/2023 500 526
3.35%, 03/15/2051 190 197
4.06%, 05/25/2023 213 225
4.99%, 05/25/2038 600 751

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Molson Coors Beverage Co
3.00%, 07/15/2026 $ 530 $ 566
5.00%, 05/01/2042 50 61
PepsiCo Inc
0.40%, 10/07/2023 125 125
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 165 159
1.63%, 05/01/2030 95 93
2.38%, 10/06/2026 670 711
2.63%, 07/29/2029 170 180
2.85%, 02/24/2026 500 536
2.88%, 10/15/2049 160 163
3.38%, 07/29/2049 705 771
3.60%, 08/13/2042 350 394
$ 20,149
Biotechnology - 0 .31%
Amgen Inc
1.65%, 08/15/2028 180 177
1.90%, 02/21/2025 160 165
2.00%, 01/15/2032 180 173
2.20%, 02/21/2027 1,090 1,128
2.45%, 02/21/2030 160 163
2.60%, 08/19/2026 500 529
3.00%, 01/15/2052 180 173
3.15%, 02/21/2040 860 868
3.38%, 02/21/2050 160 164
4.40%, 05/01/2045 40 48
4.66%, 06/15/2051 300 378
Baxalta Inc
4.00%, 06/23/2025 50 55
5.25%, 06/23/2045 130 174
Biogen Inc
2.25%, 05/01/2030 115 114
5.20%, 09/15/2045 540 713
Gilead Sciences Inc
1.65%, 10/01/2030 165 158
2.60%, 10/01/2040 85 81
2.80%, 10/01/2050 165 156
2.95%, 03/01/2027 530 570
4.00%, 09/01/2036 300 345
4.15%, 03/01/2047 70 82
4.60%, 09/01/2035 500 606
4.75%, 03/01/2046 195 245
4.80%, 04/01/2044 500 629
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 157
Royalty Pharma PLC
0.75%, 09/02/2023 160 161
1.75%, 09/02/2027 310 309
2.20%, 09/02/2030 160 156
3.30%, 09/02/2040 160 159
$ 8,836
Building Materials - 0 .20%
Carrier Global Corp
2.24%, 02/15/2025 160 166
2.49%, 02/15/2027 160 167
2.72%, 02/15/2030 320 331
3.38%, 04/05/2040 685 719
3.58%, 04/05/2050 160 170
Johnson Controls International plc
3.63%, 07/02/2024
(g)
500 533
4.50%, 02/15/2047 500 616
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 375
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Martin Marietta Materials Inc
0.65%, 07/15/2023 $ 190 $ 190
2.50%, 03/15/2030 735 748
3.20%, 07/15/2051 190 190
Masco Corp
1.50%, 02/15/2028 190 185
4.50%, 05/15/2047 525 630
Owens Corning
4.40%, 01/30/2048 300 351
Vulcan Materials Co
3.50%, 06/01/2030 295 324
$ 5,695
Chemicals - 0 .39%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 675
2.80%, 05/15/2050 155 155
Albemarle Corp
5.45%, 12/01/2044 150 191
Dow Chemical Co/The
2.10%, 11/15/2030 165 164
3.60%, 11/15/2050 165 175
3.63%, 05/15/2026 300 329
4.38%, 11/15/2042 230 271
4.80%, 05/15/2049 300 379
5.25%, 11/15/2041 280 363
9.40%, 05/15/2039 30 54
DuPont de Nemours Inc
4.73%, 11/15/2028 1,075 1,264
5.32%, 11/15/2038 500 644
5.42%, 11/15/2048 245 337
Eastman Chemical Co
4.80%, 09/01/2042 100 121
Ecolab Inc
1.30%, 01/30/2031 85 80
2.13%, 08/15/2050 85 75
2.75%, 08/18/2055
(h)
307 295
4.80%, 03/24/2030 160 194
EI du Pont de Nemours and Co
1.70%, 07/15/2025 185 189
Linde Inc/CT
1.10%, 08/10/2030 165 154
LYB International Finance II BV
3.50%, 03/02/2027 735 802
LYB International Finance III LLC
1.25%, 10/01/2025 85 85
2.25%, 10/01/2030 165 165
3.63%, 04/01/2051 165 174
4.20%, 10/15/2049 125 142
LyondellBasell Industries NV
4.63%, 02/26/2055 20 24
5.75%, 04/15/2024 130 144
Mosaic Co/The
4.25%, 11/15/2023 496 529
Nutrien Ltd
1.90%, 05/13/2023 95 97
4.20%, 04/01/2029 600 683
4.90%, 06/01/2043 200 251
6.13%, 01/15/2041 250 355
PPG Industries Inc
1.20%, 03/15/2026 190 189
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 162
2.95%, 08/15/2029 450 478
3.30%, 05/15/2050 160 166
3.80%, 08/15/2049 175 196

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Chemical Corp
3.13%, 08/15/2051 $ 190 $ 179
3.60%, 08/15/2026 350 384
$ 11,314
Commercial Mortgage Backed Securities - 1 .41%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,050
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,392
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,089
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(g)
500 521
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,070
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,066
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,096
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 882 930
Fannie Mae-Aces
2.50%, 10/25/2026
(g)
877 923
2.53%, 09/25/2024 902 942
2.80%, 06/25/2025
(g)
1,907 2,020
2.89%, 02/25/2027
(g)
1,040 1,117
2.96%, 02/25/2027
(g)
1,000 1,076
3.08%, 12/25/2027
(g)
920 1,001
3.48%, 07/25/2028
(g)
2,025 2,254
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,121
2.87%, 12/25/2021 213 213
3.06%, 07/25/2023
(g)
750 782
3.06%, 12/25/2024 500 534
3.31%, 05/25/2023
(g)
810 845
3.32%, 02/25/2023
(g)
1,000 1,036
3.41%, 12/25/2026 1,500 1,661
3.53%, 10/25/2023
(g)
1,050 1,109
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 485 494
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 413 429
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,083
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,395
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
1,500 1,690
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,075
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 984 1,050
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,671
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,056
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 515
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 447
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 $ 1,631 $ 1,720
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 303 308
$ 40,781
Commercial Services - 0 .26%
American University/The
3.67%, 04/01/2049 125 141
Automatic Data Processing Inc
1.70%, 05/15/2028 195 197
3.38%, 09/15/2025 500 545
California Institute of Technology
4.32%, 08/01/2045 80 102
Global Payments Inc
1.20%, 03/01/2026 370 366
2.65%, 02/15/2025 170 178
3.20%, 08/15/2029 170 180
4.15%, 08/15/2049 85 95
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 343
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 302
4.68%, 07/01/2114 250 363
Moody's Corp
2.55%, 08/18/2060 515 451
5.25%, 07/15/2044 500 668
PayPal Holdings Inc
1.35%, 06/01/2023 160 163
1.65%, 06/01/2025 160 164
2.30%, 06/01/2030 160 164
2.40%, 10/01/2024 160 168
2.85%, 10/01/2029 160 171
President and Fellows of Harvard College
3.15%, 07/15/2046 350 386
S&P Global Inc
1.25%, 08/15/2030 165 155
2.50%, 12/01/2029 120 125
3.25%, 12/01/2049 120 129
University of Southern California
2.81%, 10/01/2050 645 659
5.25%, 10/01/2111 30 46
Verisk Analytics Inc
4.00%, 06/15/2025 500 551
William Marsh Rice University
3.57%, 05/15/2045 500 568
$ 7,380
Computers - 0 .67%
Apple Inc
0.55%, 08/20/2025 525 517
0.70%, 02/08/2026 350 346
0.75%, 05/11/2023 435 438
1.13%, 05/11/2025 550 554
1.20%, 02/08/2028 345 338
1.25%, 08/20/2030 525 497
1.40%, 08/05/2028 190 187
1.65%, 05/11/2030 160 157
1.65%, 02/08/2031 175 170
1.70%, 08/05/2031 385 375
2.20%, 09/11/2029 165 170
2.38%, 02/08/2041 175 168
2.40%, 01/13/2023 300 308
2.40%, 05/03/2023 330 341
2.40%, 08/20/2050 525 481
2.55%, 08/20/2060 260 237
2.65%, 05/11/2050 160 154
2.65%, 02/08/2051 175 167
2.70%, 08/05/2051 285 275

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
2.80%, 02/08/2061 $ 175 $ 167
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 655 710
2.95%, 09/11/2049 165 168
3.20%, 05/13/2025 445 480
3.20%, 05/11/2027 320 351
3.35%, 02/09/2027 535 590
3.45%, 02/09/2045 30 33
3.75%, 09/12/2047 115 133
3.75%, 11/13/2047 150 174
3.85%, 05/04/2043 300 351
4.65%, 02/23/2046 1,235 1,607
Dell International LLC / EMC Corp
5.45%, 06/15/2023 250 268
6.02%, 06/15/2026 1,000 1,190
8.10%, 07/15/2036 255 387
8.35%, 07/15/2046 335 543
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 472
2.25%, 04/01/2023 165 169
4.45%, 10/02/2023 150 161
4.90%, 10/15/2025 300 340
6.20%, 10/15/2035 80 106
6.35%, 10/15/2045 195 262
HP Inc
1.45%, 06/17/2026
(h)
190 189
2.20%, 06/17/2025 240 248
3.00%, 06/17/2027 240 256
6.00%, 09/15/2041 154 199
International Business Machines Corp
3.30%, 05/15/2026 1,050 1,144
3.38%, 08/01/2023 335 353
3.50%, 05/15/2029 470 519
4.00%, 06/20/2042 35 40
4.15%, 05/15/2039 230 272
4.25%, 05/15/2049 340 412
4.70%, 02/19/2046 185 236
5.60%, 11/30/2039 92 128
5.88%, 11/29/2032 200 268
6.22%, 08/01/2027 351 440
NetApp Inc
2.38%, 06/22/2027 160 167
$ 19,444
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 331
3.95%, 08/01/2047 300 350
Clorox Co/The
1.80%, 05/15/2030 160 156
Kimberly-Clark Corp
2.75%, 02/15/2026 400 429
2.88%, 02/07/2050 160 162
$ 1,428
Cosmetics & Personal Care - 0 .11%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 170
2.00%, 12/01/2024 240 250
2.38%, 12/01/2029 240 249
Procter & Gamble Co/The
0.55%, 10/29/2025 240 237
1.20%, 10/29/2030 340 323
2.80%, 03/25/2027 660 710
3.10%, 08/15/2023 30 32
3.55%, 03/25/2040 160 187
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Unilever Capital Corp
1.38%, 09/14/2030 $ 170 $ 162
2.13%, 09/06/2029 115 118
2.60%, 05/05/2024 510 535
5.90%, 11/15/2032 230 311
$ 3,284
Credit Card Asset Backed Securities - 0 .09%
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025 1,500 1,516
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,002
$ 2,518
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 320
Diversified Financial Services - 0 .86%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 170 168
2.88%, 08/14/2024 1,035 1,078
3.88%, 01/23/2028 300 322
Air Lease Corp
1.88%, 08/15/2026 200 199
2.10%, 09/01/2028 385 374
2.25%, 01/15/2023 130 133
2.30%, 02/01/2025 265 272
2.88%, 01/15/2026 385 402
3.25%, 03/01/2025 500 528
3.25%, 10/01/2029 95 99
Ally Financial Inc
1.45%, 10/02/2023 185 188
8.00%, 11/01/2031 540 779
American Express Co
2.65%, 12/02/2022 400 411
4.05%, 12/03/2042 25 30
American Express Credit Corp
3.30%, 05/03/2027 30 33
Ameriprise Financial Inc
4.00%, 10/15/2023 225 241
BlackRock Inc
2.40%, 04/30/2030 125 129
3.50%, 03/18/2024 500 536
Brookfield Finance Inc
2.72%, 04/15/2031 190 194
3.50%, 03/30/2051 165 172
3.90%, 01/25/2028 400 444
Brookfield Finance LLC
3.45%, 04/15/2050 160 165
Capital One Bank USA NA
3.38%, 02/15/2023 340 354
Capital One Financial Corp
2.36%, 07/29/2032
(f)
190 186
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 444
3.50%, 06/15/2023 114 120
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 1,098
4.20%, 10/29/2025 30 33
Charles Schwab Corp/The
0.90%, 03/11/2026 315 312
1.15%, 05/13/2026 195 195
1.65%, 03/11/2031 315 303
1.95%, 12/01/2031 195 191
2.00%, 03/20/2028 385 393
3.45%, 02/13/2026 250 273
CME Group Inc
3.00%, 03/15/2025 530 564
5.30%, 09/15/2043 200 281

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Suisse USA Inc
7.13%, 07/15/2032 $ 300 $ 427
Discover Financial Services
4.10%, 02/09/2027 500 557
GE Capital Funding LLC
3.45%, 05/15/2025 200 216
4.05%, 05/15/2027 200 225
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,000 2,400
Intercontinental Exchange Inc
0.70%, 06/15/2023 165 166
1.85%, 09/15/2032 125 118
2.10%, 06/15/2030 160 158
2.65%, 09/15/2040 165 157
3.00%, 09/15/2060 165 156
3.75%, 12/01/2025 50 55
4.00%, 10/15/2023 550 588
4.25%, 09/21/2048 150 176
Jefferies Group LLC
6.50%, 01/20/2043 200 278
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 450
Mastercard Inc
2.00%, 03/03/2025 210 218
2.95%, 11/21/2026 500 542
2.95%, 03/15/2051 190 196
3.35%, 03/26/2030 80 89
3.85%, 03/26/2050 560 666
Nasdaq Inc
2.50%, 12/21/2040 185 170
4.25%, 06/01/2024 350 379
Nomura Holdings Inc
1.85%, 07/16/2025 330 335
2.68%, 07/16/2030 330 333
ORIX Corp
3.70%, 07/18/2027 300 332
Synchrony Financial
4.25%, 08/15/2024 800 865
4.50%, 07/23/2025 20 22
Visa Inc
1.10%, 02/15/2031 165 155
1.90%, 04/15/2027 475 490
2.00%, 08/15/2050 165 142
2.05%, 04/15/2030 155 157
2.70%, 04/15/2040 155 159
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 651
3.65%, 09/15/2047 85 98
4.15%, 12/14/2035 215 259
4.30%, 12/14/2045 375 471
Western Union Co/The
6.20%, 11/17/2036 200 255
$ 24,781
Electric - 1 .97%
AEP Texas Inc
2.10%, 07/01/2030 165 161
3.45%, 01/15/2050 55 57
3.45%, 05/15/2051 195 201
AEP Transmission Co LLC
2.75%, 08/15/2051 190 181
4.00%, 12/01/2046 600 702
AES Corp/The
2.45%, 01/15/2031 180 178
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alabama Power Co
1.45%, 09/15/2030 $ 160 $ 152
3.13%, 07/15/2051 190 195
4.30%, 01/02/2046 400 481
Ameren Corp
1.75%, 03/15/2028 190 186
Ameren Illinois Co
1.55%, 11/15/2030 180 172
3.25%, 03/15/2050 80 85
American Electric Power Co Inc
1.00%, 11/01/2025 45 44
2.30%, 03/01/2030 160 159
Appalachian Power Co
3.30%, 06/01/2027 400 432
7.00%, 04/01/2038 120 177
Arizona Public Service Co
2.60%, 08/15/2029 270 280
2.65%, 09/15/2050 170 156
4.50%, 04/01/2042 77 93
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 191
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 129
2.85%, 05/15/2051 180 172
3.80%, 07/15/2048 300 339
4.50%, 02/01/2045 550 668
5.15%, 11/15/2043 15 20
6.13%, 04/01/2036 156 216
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 207
4.25%, 02/01/2049 300 373
CenterPoint Energy Inc
1.45%, 06/01/2026 195 195
2.50%, 09/01/2024 90 94
2.95%, 03/01/2030 125 131
3.70%, 09/01/2049 90 98
CMS Energy Corp
3.45%, 08/15/2027 350 383
3.75%, 12/01/2050
(f)
180 182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 161
3.13%, 03/15/2051 190 196
4.00%, 03/01/2049 300 356
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 177
2.05%, 07/01/2031 190 190
3.20%, 03/15/2027 165 180
4.00%, 04/01/2048 500 597
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 197
3.00%, 12/01/2060 180 167
3.13%, 11/15/2027 300 323
3.70%, 11/15/2059 80 85
3.88%, 06/15/2047 650 725
4.13%, 05/15/2049 300 348
4.20%, 03/15/2042 128 147
4.30%, 12/01/2056 230 270
5.85%, 03/15/2036 51 68
6.75%, 04/01/2038 125 183
Consumers Energy Co
2.50%, 05/01/2060 160 140
3.10%, 08/15/2050 245 253
Delmarva Power & Light Co
4.15%, 05/15/2045 350 411

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
1.45%, 04/15/2026 $ 190 $ 191
3.30%, 04/15/2041 190 197
3.38%, 04/01/2030 155 168
4.70%, 12/01/2044 300 372
4.90%, 08/01/2041 77 96
5.95%, 06/15/2035 400 536
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 104
DTE Electric Co
1.90%, 04/01/2028 435 441
2.25%, 03/01/2030 160 162
2.63%, 03/01/2031 155 161
3.95%, 03/01/2049 500 590
DTE Energy Co
0.55%, 11/01/2022 165 165
1.05%, 06/01/2025 85 84
2.25%, 11/01/2022 155 158
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 232
2.50%, 03/15/2023 279 287
3.20%, 08/15/2049 450 467
4.00%, 09/30/2042 100 114
5.30%, 02/15/2040 512 678
Duke Energy Corp
0.90%, 09/15/2025 170 169
3.15%, 08/15/2027 15 16
3.30%, 06/15/2041 190 193
3.50%, 06/15/2051 190 196
3.75%, 09/01/2046 600 641
Duke Energy Florida LLC
1.75%, 06/15/2030 160 155
2.50%, 12/01/2029 330 341
3.40%, 10/01/2046 300 320
5.65%, 04/01/2040 25 35
6.40%, 06/15/2038 66 96
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 153
6.12%, 10/15/2035 77 104
6.45%, 04/01/2039 300 435
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 159
Duke Energy Progress LLC
2.50%, 08/15/2050 165 150
4.15%, 12/01/2044 300 353
Emera US Finance LP
3.55%, 06/15/2026 25 27
4.75%, 06/15/2046 25 29
Entergy Arkansas LLC
2.65%, 06/15/2051 170 159
Entergy Corp
0.90%, 09/15/2025 580 570
1.90%, 06/15/2028 115 114
2.40%, 06/15/2031 190 188
Entergy Louisiana LLC
2.90%, 03/15/2051 90 88
3.10%, 06/15/2041 190 197
Entergy Texas Inc
1.75%, 03/15/2031 165 156
4.00%, 03/30/2029 300 336
4.50%, 03/30/2039 300 353
Evergy Inc
2.45%, 09/15/2024 165 173
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 599
Evergy Metro Inc
2.25%, 06/01/2030 160 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eversource Energy
0.80%, 08/15/2025 $ 165 $ 162
1.65%, 08/15/2030 165 157
Exelon Corp
3.95%, 06/15/2025 25 27
4.45%, 04/15/2046 20 24
5.63%, 06/15/2035 300 388
Exelon Generation Co LLC
5.60%, 06/15/2042 500 603
6.25%, 10/01/2039 349 446
Florida Power & Light Co
3.15%, 10/01/2049 90 95
3.70%, 12/01/2047 200 231
4.05%, 10/01/2044 500 600
5.69%, 03/01/2040 48 68
Georgia Power Co
2.20%, 09/15/2024 165 171
4.30%, 03/15/2042 228 266
Gulf Power Co
3.30%, 05/30/2027 400 440
Hydro-Quebec
8.05%, 07/07/2024 102 122
Iberdrola International BV
6.75%, 07/15/2036 128 192
Interstate Power and Light Co
2.30%, 06/01/2030 40 40
4.10%, 09/26/2028 300 341
Kentucky Utilities Co
3.30%, 06/01/2050 155 162
5.13%, 11/01/2040 250 321
MidAmerican Energy Co
3.15%, 04/15/2050 165 173
3.65%, 04/15/2029 300 336
4.25%, 07/15/2049 300 371
Mississippi Power Co
4.25%, 03/15/2042 100 117
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 155 154
1.00%, 06/15/2026 190 188
2.40%, 03/15/2030 105 107
3.05%, 04/25/2027 300 323
3.25%, 11/01/2025 500 538
Nevada Power Co
2.40%, 05/01/2030 200 203
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 190 191
1.90%, 06/15/2028 195 195
2.25%, 06/01/2030 650 654
2.75%, 11/01/2029 115 120
5.65%, 05/01/2079
(f)
500 586
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 193
2.60%, 06/01/2051 160 152
2.90%, 03/01/2050 80 80
3.40%, 08/15/2042 100 108
5.35%, 11/01/2039 82 111
NorthWestern Corp
4.18%, 11/15/2044 300 346
Ohio Power Co
1.63%, 01/15/2031 150 143
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 161
2.75%, 06/01/2024 300 316
3.10%, 09/15/2049 430 449
5.25%, 09/30/2040 51 69

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
1.37%, 03/10/2023 $ 190 $ 189
2.10%, 08/01/2027 1,160 1,132
2.50%, 02/01/2031 320 305
3.30%, 08/01/2040 160 148
3.50%, 08/01/2050 1,160 1,055
4.20%, 06/01/2041 190 187
PacifiCorp
2.70%, 09/15/2030 1,000 1,041
2.90%, 06/15/2052 190 185
6.25%, 10/15/2037 92 130
PECO Energy Co
2.80%, 06/15/2050 425 417
2.85%, 09/15/2051 175 172
3.90%, 03/01/2048 200 231
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 82
3.95%, 06/01/2047 300 356
Progress Energy Inc
7.75%, 03/01/2031 136 191
Public Service Co of Colorado
1.88%, 06/15/2031 155 152
2.70%, 01/15/2051 495 479
3.70%, 06/15/2028 300 334
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 142
2.45%, 01/15/2030 160 166
3.00%, 05/15/2027 400 434
3.15%, 01/01/2050 160 167
3.25%, 09/01/2023 400 421
3.65%, 09/01/2042 200 223
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 324
Puget Sound Energy Inc
2.89%, 09/15/2051 170 165
3.25%, 09/15/2049 60 62
5.80%, 03/15/2040 351 487
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 164
3.32%, 04/15/2050 155 164
Sempra Energy
2.90%, 02/01/2023 300 309
3.40%, 02/01/2028 300 324
3.80%, 02/01/2038 300 332
4.00%, 02/01/2048 400 447
6.00%, 10/15/2039 112 154
Southern California Edison Co
0.70%, 04/03/2023 385 386
2.25%, 06/01/2030 160 157
2.85%, 08/01/2029 125 130
3.65%, 02/01/2050 315 322
4.00%, 04/01/2047 585 627
5.50%, 03/15/2040 102 128
5.95%, 02/01/2038 617 799
Southern Co/The
1.75%, 03/15/2028 190 188
3.25%, 07/01/2026 570 613
3.75%, 09/15/2051
(f)
435 443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
170 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 40 39
5.25%, 07/15/2043 200 249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
3.85%, 02/01/2048 $ 300 $ 328
4.10%, 09/15/2028 400 451
6.20%, 03/15/2040 51 71
Tampa Electric Co
3.45%, 03/15/2051 185 198
4.35%, 05/15/2044 200 240
Tucson Electric Power Co
1.50%, 08/01/2030 455 430
3.25%, 05/01/2051 195 202
Union Electric Co
2.15%, 03/15/2032 190 188
2.63%, 03/15/2051 165 156
3.50%, 04/15/2024 500 531
Virginia Electric and Power Co
2.45%, 12/15/2050 90 81
2.75%, 03/15/2023 500 514
2.88%, 07/15/2029 90 96
3.15%, 01/15/2026 30 32
4.20%, 05/15/2045 600 714
4.65%, 08/15/2043 250 311
6.00%, 05/15/2037 77 107
8.88%, 11/15/2038 10 18
WEC Energy Group Inc
0.55%, 09/15/2023 170 170
1.38%, 10/15/2027 165 162
3.55%, 06/15/2025 92 99
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 68
Xcel Energy Inc
0.50%, 10/15/2023 85 85
2.60%, 12/01/2029 115 119
$ 56,676
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 750 737
Electronics - 0 .14%
Agilent Technologies Inc
2.10%, 06/04/2030 160 159
2.30%, 03/12/2031 195 195
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 538
Arrow Electronics Inc
4.50%, 03/01/2023 200 209
Fortive Corp
3.15%, 06/15/2026 535 577
Honeywell International Inc
1.10%, 03/01/2027 190 189
1.35%, 06/01/2025 75 76
1.75%, 09/01/2031 190 185
1.95%, 06/01/2030 310 310
2.30%, 08/15/2024 365 383
2.50%, 11/01/2026 50 53
2.70%, 08/15/2029 85 90
2.80%, 06/01/2050
(e)
160 162
3.81%, 11/21/2047 477 564
Jabil Inc
1.70%, 04/15/2026 190 191
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 3,902
Environmental Control - 0 .07%
Republic Services Inc
1.75%, 02/15/2032 90 85
2.30%, 03/01/2030 340 344
2.50%, 08/15/2024 215 225
2.90%, 07/01/2026 500 532

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
2.20%, 01/15/2032 $ 385 $ 380
Waste Management Inc
0.75%, 11/15/2025 90 89
2.00%, 06/01/2029 195 196
2.50%, 11/15/2050 180 167
$ 2,018
Federal & Federally Sponsored Credit - 0 .01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 385 384
Finance - Mortgage Loan/Banker - 1 .23%
Fannie Mae
0.25%, 11/27/2023
(e)
1,480 1,478
0.50%, 06/17/2025 370 368
0.50%, 11/07/2025 360 355
0.75%, 10/08/2027 500 487
0.88%, 08/05/2030 2,250 2,118
2.00%, 10/05/2022 500 510
2.13%, 04/24/2026 3,000 3,159
2.38%, 01/19/2023 500 514
2.50%, 02/05/2024 500 525
2.63%, 09/06/2024 750 797
5.63%, 07/15/2037 200 298
6.63%, 11/15/2030 602 859
7.13%, 01/15/2030 199 286
7.25%, 05/15/2030 280 409
Federal Home Loan Banks
0.13%, 10/21/2022 1,130 1,130
0.13%, 03/17/2023 270 270
0.13%, 06/02/2023 385 384
0.13%, 08/28/2023 230 229
0.38%, 09/04/2025 170 167
2.13%, 06/09/2023 3,125 3,224
2.50%, 02/13/2024 1,000 1,051
3.25%, 11/16/2028 2,000 2,255
5.50%, 07/15/2036 700 1,021
Freddie Mac
0.13%, 10/16/2023 345 344
0.25%, 06/26/2023 3,125 3,125
0.25%, 08/24/2023 335 335
0.25%, 09/08/2023 505 505
0.25%, 11/06/2023 550 549
0.25%, 12/04/2023 1,970 1,966
0.38%, 09/23/2025
(e)
4,060 3,994
2.75%, 06/19/2023 1,625 1,695
6.25%, 07/15/2032 231 335
6.75%, 03/15/2031 577 837
$ 35,579
Food - 0 .31%
Campbell Soup Co
3.95%, 03/15/2025 350 382
4.15%, 03/15/2028 160 180
Conagra Brands Inc
1.38%, 11/01/2027 125 122
3.20%, 01/25/2023 295 303
4.85%, 11/01/2028 205 240
5.30%, 11/01/2038 120 153
5.40%, 11/01/2048 120 159
General Mills Inc
2.60%, 10/12/2022 500 511
3.70%, 10/17/2023 300 318
4.00%, 04/17/2025 300 329
Hershey Co/The
1.70%, 06/01/2030 160 157
3.38%, 08/15/2046 350 384
J M Smucker Co/The
2.13%, 03/15/2032 195 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kellogg Co
2.10%, 06/01/2030 $ 160 $ 158
2.65%, 12/01/2023 417 436
3.25%, 04/01/2026 500 543
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 41
Kroger Co/The
1.70%, 01/15/2031 190 181
3.70%, 08/01/2027 300 332
3.95%, 01/15/2050 175 199
4.45%, 02/01/2047 55 66
5.15%, 08/01/2043 300 391
5.40%, 07/15/2040 25 33
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 187
1.85%, 02/15/2031 190 184
Mondelez International Inc
1.50%, 02/04/2031 105 99
2.63%, 09/04/2050 625 580
Sysco Corp
2.40%, 02/15/2030 135 137
4.50%, 04/01/2046 300 360
4.85%, 10/01/2045 250 312
5.38%, 09/21/2035 500 636
Tyson Foods Inc
4.55%, 06/02/2047 520 638
$ 8,941
Forest Products & Paper - 0 .06%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 541
Georgia-Pacific LLC
7.75%, 11/15/2029 51 72
8.00%, 01/15/2024 228 266
International Paper Co
4.80%, 06/15/2044 300 378
7.30%, 11/15/2039 25 38
Suzano Austria GmbH
2.50%, 09/15/2028 90 88
5.00%, 01/15/2030 300 333
$ 1,716
Gas - 0 .10%
Atmos Energy Corp
1.50%, 01/15/2031 165 155
3.38%, 09/15/2049 165 173
4.13%, 10/15/2044 400 464
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 159
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 162
NiSource Inc
0.95%, 08/15/2025 330 326
3.49%, 05/15/2027 20 22
3.60%, 05/01/2030 150 165
5.95%, 06/15/2041 402 554
ONE Gas Inc
0.85%, 03/11/2023 190 190
Southern California Gas Co
2.55%, 02/01/2030 160 164
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 157
3.15%, 09/30/2051 195 195
Washington Gas Light Co
3.65%, 09/15/2049 95 107
$ 2,993

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 $ 735 $ 754
2.75%, 11/15/2050 175 168
$ 922
Healthcare - Products - 0 .27%
Abbott Laboratories
1.15%, 01/30/2028 250 243
1.40%, 06/30/2030 330 317
3.75%, 11/30/2026 266 298
4.75%, 11/30/2036 40 51
4.90%, 11/30/2046 500 677
5.30%, 05/27/2040 200 273
Baxter International Inc
1.73%, 04/01/2031 175 169
Boston Scientific Corp
1.90%, 06/01/2025 160 164
2.65%, 06/01/2030 160 165
3.45%, 03/01/2024 600 637
3.85%, 05/15/2025 270 295
4.70%, 03/01/2049 50 64
7.38%, 01/15/2040 51 81
Danaher Corp
2.60%, 10/01/2050 165 157
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 158
2.60%, 11/15/2029 155 162
3.25%, 11/15/2039 155 165
Koninklijke Philips NV
5.00%, 03/15/2042 128 166
Medtronic Inc
4.38%, 03/15/2035 665 818
PerkinElmer Inc
0.85%, 09/15/2024 120 120
1.90%, 09/15/2028 155 154
Stryker Corp
3.50%, 03/15/2026 500 545
4.10%, 04/01/2043 200 229
4.63%, 03/15/2046 20 26
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 190 186
2.60%, 10/01/2029 160 167
2.80%, 10/15/2041 250 249
2.95%, 09/19/2026 530 570
4.13%, 03/25/2025 160 176
Zimmer Biomet Holdings Inc
3.55%, 04/01/2025 350 376
$ 7,858
Healthcare - Services - 0 .63%
Aetna Inc
2.80%, 06/15/2023 35 36
3.50%, 11/15/2024 300 322
4.13%, 11/15/2042 100 114
6.63%, 06/15/2036 105 152
6.75%, 12/15/2037 112 165
Anthem Inc
0.45%, 03/15/2023 190 190
1.50%, 03/15/2026 190 192
2.88%, 09/15/2029 120 126
2.95%, 12/01/2022 300 308
3.13%, 05/15/2050 600 607
3.30%, 01/15/2023 325 337
3.60%, 03/15/2051 190 208
3.65%, 12/01/2027 300 333
4.38%, 12/01/2047 300 362
4.63%, 05/15/2042 30 37
4.65%, 01/15/2043 115 141
Ascension Health
3.95%, 11/15/2046 500 600
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Baylor Scott & White Holdings
3.97%, 11/15/2046 $ 232 $ 276
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 265
CommonSpirit Health
4.35%, 11/01/2042 200 229
Dignity Health
3.13%, 11/01/2022 500 513
HCA Inc
2.38%, 07/15/2031 190 187
3.50%, 07/15/2051 190 188
4.50%, 02/15/2027 800 901
5.25%, 06/15/2026 750 861
Humana Inc
1.35%, 02/03/2027 190 187
2.15%, 02/03/2032 190 186
3.13%, 08/15/2029 85 91
4.50%, 04/01/2025 160 178
4.95%, 10/01/2044 325 416
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 246
4.15%, 05/01/2047 470 573
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 323
2.95%, 12/01/2029 310 329
4.70%, 02/01/2045 115 141
Mass General Brigham Inc
3.19%, 07/01/2049 315 333
4.12%, 07/01/2055 300 366
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 251
4.20%, 07/01/2055 250 317
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 441
Quest Diagnostics Inc
2.95%, 06/30/2030 155 164
UnitedHealth Group Inc
0.55%, 05/15/2024 195 195
1.25%, 01/15/2026 160 161
2.00%, 05/15/2030 160 160
2.30%, 05/15/2031 195 199
2.38%, 10/15/2022 500 511
2.38%, 08/15/2024 250 262
2.75%, 05/15/2040 160 160
2.88%, 08/15/2029 175 188
2.90%, 05/15/2050 160 160
3.05%, 05/15/2041 195 201
3.25%, 05/15/2051 120 127
3.45%, 01/15/2027 540 595
3.50%, 08/15/2039 200 221
3.70%, 08/15/2049 350 398
4.25%, 06/15/2048 165 203
4.38%, 03/15/2042 750 916
4.45%, 12/15/2048 120 152
4.63%, 07/15/2035 30 37
4.75%, 07/15/2045 700 917
6.50%, 06/15/2037 77 113
$ 18,068
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 188
1.40%, 10/15/2027 165 161
$ 349
Insurance - 0 .81%
Aflac Inc
1.13%, 03/15/2026 195 195
3.63%, 11/15/2024 230 250

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 $ 500 $ 544
Allstate Corp/The
0.75%, 12/15/2025 160 158
1.45%, 12/15/2030 160 153
3.28%, 12/15/2026 500 548
5.55%, 05/09/2035 200 268
American International Group Inc
3.75%, 07/10/2025 20 22
3.88%, 01/15/2035 750 847
4.20%, 04/01/2028 190 216
4.38%, 01/15/2055 30 37
4.70%, 07/10/2035 750 913
4.80%, 07/10/2045 50 63
Aon Corp
2.20%, 11/15/2022 660 673
2.80%, 05/15/2030 160 167
Aon Corp / Aon Global Holdings PLC
2.90%, 08/23/2051 195 188
Arch Capital Finance LLC
5.03%, 12/15/2046 250 327
Arch Capital Group US Inc
5.14%, 11/01/2043 375 494
Athene Holding Ltd
4.13%, 01/12/2028 500 555
AXA SA
8.60%, 12/15/2030 38 57
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 159
1.85%, 03/12/2030 80 80
2.50%, 01/15/2051 190 175
2.85%, 10/15/2050 125 123
4.20%, 08/15/2048 285 345
4.25%, 01/15/2049 400 488
4.30%, 05/15/2043 300 365
5.75%, 01/15/2040 115 165
Berkshire Hathaway Inc
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 380
4.50%, 02/11/2043 25 31
Chubb Corp/The
6.50%, 05/15/2038 10 15
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 317
2.88%, 11/03/2022 500 511
3.35%, 05/03/2026 30 33
4.35%, 11/03/2045 25 31
6.70%, 05/15/2036 250 375
CNA Financial Corp
2.05%, 08/15/2030 165 162
Equitable Holdings Inc
4.35%, 04/20/2028 605 690
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 159
3.60%, 08/19/2049 170 185
4.30%, 04/15/2043 250 296
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,066
4.35%, 03/01/2048 55 66
7.00%, 06/15/2040 47 72
Loews Corp
2.63%, 05/15/2023 200 206
4.13%, 05/15/2043 200 235
Manulife Financial Corp
5.38%, 03/04/2046 250 350
Markel Corp
3.45%, 05/07/2052 250 258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc
3.88%, 03/15/2024 $ 500 $ 538
4.38%, 03/15/2029 50 58
4.90%, 03/15/2049 400 539
MetLife Inc
3.00%, 03/01/2025 300 320
3.60%, 04/10/2024 250 268
4.05%, 03/01/2045 750 891
4.37%, 09/15/2023 235 253
4.60%, 05/13/2046 225 289
4.88%, 11/13/2043 20 26
5.70%, 06/15/2035 164 224
6.40%, 12/15/2066 288 370
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 175
4.35%, 04/25/2044 200 248
Prudential Financial Inc
2.10%, 03/10/2030
(e)
160 162
3.70%, 10/01/2050
(f)
165 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 718
3.91%, 12/07/2047 177 205
5.20%, 03/15/2044
(f)
350 374
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 34
5.70%, 09/15/2048
(f)
400 468
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 215
Travelers Cos Inc/The
3.05%, 06/08/2051 270 281
4.00%, 05/30/2047 400 480
6.25%, 06/15/2037 12 17
6.75%, 06/20/2036 51 76
Trinity Acquisition PLC
4.40%, 03/15/2026 500 559
W R Berkley Corp
4.00%, 05/12/2050 85 98
Willis North America Inc
2.95%, 09/15/2029 55 57
3.60%, 05/15/2024 300 320
3.88%, 09/15/2049 165 183
XLIT Ltd
5.25%, 12/15/2043 400 549
$ 23,211
Internet - 0 .47%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 192
3.15%, 02/09/2051 300 281
3.40%, 12/06/2027 325 348
3.60%, 11/28/2024 300 321
4.20%, 12/06/2047 575 637
4.40%, 12/06/2057 305 351
Alphabet Inc
0.80%, 08/15/2027 330 323
1.10%, 08/15/2030 165 156
1.90%, 08/15/2040 165 148
2.00%, 08/15/2026 30 31
2.05%, 08/15/2050 165 144
2.25%, 08/15/2060 165 144
3.38%, 02/25/2024 530 566
Amazon.com Inc
0.45%, 05/12/2024 365 364
1.20%, 06/03/2027 465 463
1.50%, 06/03/2030 465 452
1.65%, 05/12/2028 560 565

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc   (continued)
2.10%, 05/12/2031 $ 365 $ 370
2.40%, 02/22/2023 370 380
2.50%, 11/29/2022 130 133
2.50%, 06/03/2050 765 717
2.88%, 05/12/2041 365 377
3.10%, 05/12/2051 365 382
3.15%, 08/22/2027 490 539
3.25%, 05/12/2061 385 410
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 401
4.05%, 08/22/2047 30 36
4.80%, 12/05/2034 30 38
4.95%, 12/05/2044 515 694
Baidu Inc
1.72%, 04/09/2026 200 200
2.38%, 10/09/2030 200 196
3.08%, 04/07/2025 200 210
3.50%, 11/28/2022 500 515
4.13%, 06/30/2025 500 546
eBay Inc
1.90%, 03/11/2025 160 165
2.60%, 05/10/2031 195 199
3.45%, 08/01/2024 605 646
4.00%, 07/15/2042 100 112
Expedia Group Inc
2.95%, 03/15/2031 720 728
$ 13,502
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 160
4.00%, 08/01/2023 500 528
Steel Dynamics Inc
1.65%, 10/15/2027 85 84
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 500 527
Vale Overseas Ltd
6.25%, 08/10/2026 400 473
6.88%, 11/21/2036 317 422
8.25%, 01/17/2034 38 55
$ 2,291
Lodging - 0 .04%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 175
3.50%, 08/18/2026 85 87
3.90%, 08/08/2029 170 173
Marriott International Inc/MD
2.85%, 04/15/2031 195 197
Sands China Ltd
2.30%, 03/08/2027
(h)
400 387
5.40%, 08/08/2028 200 221
$ 1,240
Machinery - Construction & Mining - 0 .10%
Caterpillar Financial Services Corp
0.25%, 03/01/2023 190 190
0.45%, 09/14/2023 735 737
0.45%, 05/17/2024 195 195
0.65%, 07/07/2023 165 166
0.80%, 11/13/2025 180 179
1.10%, 09/14/2027 335 331
1.15%, 09/14/2026 195 195
1.95%, 11/18/2022 265 270
Caterpillar Inc
2.60%, 04/09/2030 150 158
3.25%, 09/19/2049 160 173
3.40%, 05/15/2024 30 32
3.80%, 08/15/2042 105 123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Caterpillar Inc   (continued)
6.05%, 08/15/2036 $ 132 $ 190
$ 2,939
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 199
1.88%, 01/15/2026 165 167
Deere & Co
2.88%, 09/07/2049 165 170
3.10%, 04/15/2030 160 174
3.90%, 06/09/2042 30 36
5.38%, 10/16/2029 500 630
Dover Corp
5.38%, 03/01/2041 77 100
John Deere Capital Corp
0.25%, 01/17/2023 190 190
0.40%, 10/10/2023 165 165
0.70%, 07/05/2023 510 513
0.70%, 01/15/2026 155 153
1.05%, 06/17/2026 190 189
1.20%, 04/06/2023 120 122
1.50%, 03/06/2028 190 189
2.00%, 06/17/2031 195 195
2.05%, 01/09/2025 160 166
2.80%, 03/06/2023 20 21
2.80%, 07/18/2029 385 413
Otis Worldwide Corp
2.06%, 04/05/2025 160 165
2.57%, 02/15/2030 160 164
3.36%, 02/15/2050 160 167
Rockwell Automation Inc
1.75%, 08/15/2031 135 132
2.80%, 08/15/2061 190 181
$ 4,601
Media - 0 .96%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029
(i)
385 385
2.30%, 02/01/2032 145 138
2.80%, 04/01/2031 405 406
3.50%, 06/01/2041 380 373
3.70%, 04/01/2051 405 394
3.85%, 04/01/2061 145 138
3.90%, 06/01/2052 195 194
4.40%, 12/01/2061 95 99
4.80%, 03/01/2050 545 612
4.91%, 07/23/2025 900 1,012
5.75%, 04/01/2048 605 764
6.48%, 10/23/2045 435 591
Comcast Corp
1.50%, 02/15/2031 165 157
2.35%, 01/15/2027 60 63
2.45%, 08/15/2052 165 146
2.65%, 02/01/2030 125 130
2.65%, 08/15/2062 165 146
2.89%, 11/01/2051
(h)
1,447 1,388
2.94%, 11/01/2056
(h)
2,183 2,062
2.99%, 11/01/2063
(h)
660 619
3.10%, 04/01/2025 160 171
3.15%, 03/01/2026 30 32
3.25%, 11/01/2039 245 259
3.38%, 08/15/2025 525 569
3.40%, 07/15/2046 20 21
3.45%, 02/01/2050 485 514
3.55%, 05/01/2028 125 139
3.70%, 04/15/2024 1,250 1,344
3.75%, 04/01/2040 860 966
3.90%, 03/01/2038 150 170

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
4.00%, 08/15/2047 $ 30 $ 34
4.00%, 03/01/2048 400 458
4.00%, 11/01/2049 20 23
4.15%, 10/15/2028 500 575
4.25%, 01/15/2033 120 140
5.65%, 06/15/2035 20 27
7.05%, 03/15/2033 15 22
Discovery Communications LLC
3.63%, 05/15/2030 180 195
3.95%, 06/15/2025 400 437
3.95%, 03/20/2028 500 554
4.00%, 09/15/2055 601 629
Fox Corp
3.05%, 04/07/2025 40 43
5.48%, 01/25/2039 200 255
5.58%, 01/25/2049 500 673
Grupo Televisa SAB
4.63%, 01/30/2026 500 552
NBCUniversal Media LLC
4.45%, 01/15/2043 10 12
Thomson Reuters Corp
5.85%, 04/15/2040 25 34
Time Warner Cable LLC
5.50%, 09/01/2041 340 417
5.88%, 11/15/2040 20 25
6.55%, 05/01/2037 176 238
6.75%, 06/15/2039 77 105
7.30%, 07/01/2038 300 430
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 141
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 113
7.00%, 03/01/2032 51 72
ViacomCBS Inc
3.50%, 01/15/2025 400 428
4.00%, 01/15/2026 515 569
4.20%, 05/19/2032 200 229
4.38%, 03/15/2043 435 498
4.85%, 07/01/2042 200 240
6.88%, 04/30/2036 181 259
7.88%, 07/30/2030 178 251
Walt Disney Co/The
1.75%, 08/30/2024 325 335
1.75%, 01/13/2026 635 652
2.00%, 09/01/2029 245 247
2.20%, 01/13/2028 860 889
2.65%, 01/13/2031 395 412
2.75%, 09/01/2049 325 312
3.35%, 03/24/2025 120 130
3.50%, 05/13/2040 160 177
3.60%, 01/13/2051 160 178
3.70%, 03/23/2027 120 134
4.63%, 03/23/2040 240 301
4.75%, 11/15/2046 230 301
4.95%, 10/15/2045 350 464
6.20%, 12/15/2034 154 218
6.40%, 12/15/2035 98 143
$ 27,573
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
2.50%, 01/15/2023 100 102
3.25%, 06/15/2025 25 27
4.38%, 06/15/2045 250 304
$ 433
Mining - 0 .15%
Barrick Gold Corp
5.25%, 04/01/2042 20 26
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Barrick North America Finance LLC
5.75%, 05/01/2043 $ 355 $ 489
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 124
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 593
5.00%, 09/30/2043 270 360
Newmont Corp
2.25%, 10/01/2030 610 607
4.88%, 03/15/2042 20 25
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 107
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 420
Southern Copper Corp
5.88%, 04/23/2045 350 473
6.75%, 04/16/2040 258 359
Teck Resources Ltd
3.90%, 07/15/2030 695 754
$ 4,337
Miscellaneous Manufacturers - 0 .23%
3M Co
1.75%, 02/14/2023 65 66
2.00%, 02/14/2025 130 134
2.38%, 08/26/2029 500 519
3.25%, 08/26/2049
(e)
850 900
Eaton Corp
2.75%, 11/02/2022 100 102
3.10%, 09/15/2027 575 623
4.00%, 11/02/2032 100 116
4.15%, 11/02/2042 50 59
General Electric Co
3.45%, 05/01/2027 475 521
3.63%, 05/01/2030 240 267
6.75%, 03/15/2032 896 1,226
Illinois Tool Works Inc
2.65%, 11/15/2026 500 535
3.50%, 03/01/2024 350 373
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 671
4.65%, 11/01/2044 300 375
$ 6,487
Oil & Gas - 1 .04%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 447
2.77%, 11/10/2050 625 577
2.94%, 04/06/2023 135 140
2.94%, 06/04/2051 190 180
3.00%, 02/24/2050 160 154
3.00%, 03/17/2052 195 186
3.06%, 06/17/2041 385 389
3.19%, 04/06/2025 275 294
3.22%, 04/14/2024 420 446
3.54%, 04/06/2027 275 303
3.59%, 04/14/2027 30 33
BP Capital Markets PLC
3.28%, 09/19/2027 175 192
3.72%, 11/28/2028 40 45
3.81%, 02/10/2024 400 429
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 655 716
4.95%, 06/01/2047 20 25
6.25%, 03/15/2038 250 332
Chevron Corp
1.14%, 05/11/2023 85 86
1.55%, 05/11/2025 85 87
2.00%, 05/11/2027 160 165

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron Corp   (continued)
2.24%, 05/11/2030 $ 160 $ 164
2.36%, 12/05/2022 325 331
2.95%, 05/16/2026 355 383
2.98%, 05/11/2040 40 41
3.08%, 05/11/2050 160 166
Chevron USA Inc
0.43%, 08/11/2023 250 251
0.69%, 08/12/2025 330 326
1.02%, 08/12/2027 165 161
2.34%, 08/12/2050 165 149
3.25%, 10/15/2029 325 356
5.05%, 11/15/2044 25 33
5.25%, 11/15/2043 350 472
6.00%, 03/01/2041 102 148
Conoco Funding Co
7.25%, 10/15/2031 200 287
ConocoPhillips
4.30%, 08/15/2028
(h)
300 345
4.88%, 10/01/2047
(h)
120 156
6.50%, 02/01/2039 169 246
ConocoPhillips Co
4.30%, 11/15/2044 420 499
6.95%, 04/15/2029 202 270
Devon Energy Corp
5.00%, 06/15/2045 10 12
5.60%, 07/15/2041 425 530
Diamondback Energy Inc
0.90%, 03/24/2023 205 205
2.88%, 12/01/2024 155 163
3.25%, 12/01/2026 155 166
EOG Resources Inc
2.63%, 03/15/2023 200 205
4.15%, 01/15/2026 350 391
Equinor ASA
1.75%, 01/22/2026 160 164
2.45%, 01/17/2023 30 31
2.65%, 01/15/2024 400 418
2.88%, 04/06/2025 145 154
3.00%, 04/06/2027 645 695
3.25%, 11/18/2049 220 233
3.63%, 04/06/2040 145 162
5.10%, 08/17/2040 263 348
Exxon Mobil Corp
1.57%, 04/15/2023 230 234
2.02%, 08/16/2024 400 416
2.28%, 08/16/2026 500 526
2.44%, 08/16/2029 150 156
2.61%, 10/15/2030 305 319
2.99%, 03/19/2025 305 325
3.00%, 08/16/2039 150 155
3.10%, 08/16/2049 450 455
3.45%, 04/15/2051 805 856
4.23%, 03/19/2040 305 362
Hess Corp
5.60%, 02/15/2041 51 64
7.13%, 03/15/2033 221 299
7.30%, 08/15/2031 25 34
HollyFrontier Corp
5.88%, 04/01/2026 475 545
Marathon Oil Corp
6.60%, 10/01/2037 223 295
Marathon Petroleum Corp
3.63%, 09/15/2024 400 429
5.00%, 09/15/2054 200 238
5.13%, 12/15/2026 300 349
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66
1.30%, 02/15/2026 $ 90 $ 89
2.15%, 12/15/2030 410 400
3.85%, 04/09/2025 490 534
5.88%, 05/01/2042 128 176
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 188
1.90%, 08/15/2030 165 158
2.15%, 01/15/2031 190 185
Shell International Finance BV
0.38%, 09/15/2023 170 170
2.00%, 11/07/2024 155 161
2.38%, 04/06/2025 430 450
2.38%, 11/07/2029 155 161
2.50%, 09/12/2026 330 350
2.75%, 04/06/2030 600 637
3.13%, 11/07/2049 155 160
3.25%, 04/06/2050 600 638
3.63%, 08/21/2042 100 111
4.00%, 05/10/2046 245 288
4.38%, 05/11/2045 490 602
4.55%, 08/12/2043 35 44
5.50%, 03/25/2040 25 35
6.38%, 12/15/2038 43 63
Suncor Energy Inc
2.80%, 05/15/2023 160 166
3.75%, 03/04/2051 190 204
4.00%, 11/15/2047 90 100
5.95%, 05/15/2035 400 520
6.50%, 06/15/2038 428 595
6.80%, 05/15/2038 12 17
6.85%, 06/01/2039 5 7
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 89
2.83%, 01/10/2030 85 91
2.99%, 06/29/2041 370 376
3.13%, 05/29/2050 510 513
3.39%, 06/29/2060 370 388
3.46%, 07/12/2049 85 91
Valero Energy Corp
1.20%, 03/15/2024 170 172
2.85%, 04/15/2025 170 179
3.65%, 03/15/2025 500 541
6.63%, 06/15/2037 234 316
7.50%, 04/15/2032 15 21
$ 29,961
Oil & Gas Services - 0 .06%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 159
3.14%, 11/07/2029 155 167
3.34%, 12/15/2027 165 180
4.08%, 12/15/2047 170 192
Halliburton Co
3.80%, 11/15/2025 62 68
4.50%, 11/15/2041 51 57
4.85%, 11/15/2035 275 324
7.45%, 09/15/2039 10 15
NOV Inc
3.60%, 12/01/2029 155 163
3.95%, 12/01/2042 200 198
Schlumberger Investment SA
2.65%, 06/26/2030 165 170
$ 1,693

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .04%
Packaging Corp of America
3.00%, 12/15/2029 $ 310 $ 328
3.05%, 10/01/2051 165 163
4.05%, 12/15/2049 155 180
WestRock RKT LLC
4.00%, 03/01/2023 500 519
WRKCo Inc
3.00%, 06/15/2033 80 84
$ 1,274
Pharmaceuticals - 1 .58%
AbbVie Inc
2.30%, 11/21/2022 310 316
2.60%, 11/21/2024 465 489
2.90%, 11/06/2022 200 205
2.95%, 11/21/2026 310 332
3.20%, 05/14/2026 335 361
3.20%, 11/21/2029 775 835
3.25%, 10/01/2022 180 184
3.75%, 11/14/2023 350 373
3.80%, 03/15/2025 330 358
3.85%, 06/15/2024 445 479
4.05%, 11/21/2039 385 442
4.25%, 11/14/2028 220 253
4.25%, 11/21/2049 620 734
4.30%, 05/14/2036 170 199
4.40%, 11/06/2042 200 239
4.45%, 05/14/2046 280 337
4.50%, 05/14/2035 300 359
4.63%, 10/01/2042 100 121
4.70%, 05/14/2045 330 407
4.75%, 03/15/2045 235 294
4.88%, 11/14/2048 210 269
AmerisourceBergen Corp
3.40%, 05/15/2024 250 265
Astrazeneca Finance LLC
0.70%, 05/28/2024 295 295
1.75%, 05/28/2028 195 196
2.25%, 05/28/2031 190 193
AstraZeneca PLC
0.30%, 05/26/2023 180 180
0.70%, 04/08/2026 125 122
1.38%, 08/06/2030 165 157
2.13%, 08/06/2050 85 73
3.00%, 05/28/2051 155 160
3.38%, 11/16/2025 905 987
4.00%, 09/18/2042 125 148
4.38%, 11/16/2045 185 235
4.38%, 08/17/2048 90 114
6.45%, 09/15/2037 164 243
Becton Dickinson and Co
1.96%, 02/11/2031 190 185
2.82%, 05/20/2030 160 168
3.36%, 06/06/2024 10 11
3.70%, 06/06/2027 900 997
3.73%, 12/15/2024 54 58
4.67%, 06/06/2047 35 44
4.69%, 12/15/2044 196 244
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 178
1.13%, 11/13/2027 315 312
1.45%, 11/13/2030 180 173
2.55%, 11/13/2050 180 169
2.90%, 07/26/2024 389 413
3.25%, 02/20/2023 384 399
3.25%, 08/01/2042 300 323
3.40%, 07/26/2029 540 599
3.90%, 02/20/2028 185 209
4.13%, 06/15/2039 230 276
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
4.25%, 10/26/2049 $ 430 $ 533
4.35%, 11/15/2047 150 188
4.55%, 02/20/2048 185 237
5.00%, 08/15/2045 23 31
Cardinal Health Inc
3.08%, 06/15/2024 50 53
3.20%, 03/15/2023 200 208
3.41%, 06/15/2027 200 218
4.60%, 03/15/2043 100 117
Cigna Corp
0.61%, 03/15/2024 90 90
1.25%, 03/15/2026 370 369
2.40%, 03/15/2030 860 874
3.20%, 03/15/2040 160 165
3.40%, 03/15/2051 185 190
3.75%, 07/15/2023 272 288
4.13%, 11/15/2025 270 300
4.38%, 10/15/2028 750 867
4.80%, 08/15/2038 400 490
4.80%, 07/15/2046 25 31
4.90%, 12/15/2048 360 460
6.13%, 11/15/2041 16 23
CVS Health Corp
1.30%, 08/21/2027 165 162
1.75%, 08/21/2030 165 158
1.88%, 02/28/2031 185 179
2.63%, 08/15/2024 420 441
2.70%, 08/21/2040 750 716
3.00%, 08/15/2026 375 403
3.25%, 08/15/2029 170 183
3.70%, 03/09/2023 205 214
4.30%, 03/25/2028 219 250
4.78%, 03/25/2038 485 595
5.05%, 03/25/2048 980 1,261
5.13%, 07/20/2045 370 477
5.30%, 12/05/2043 25 33
Eli Lilly & Co
2.25%, 05/15/2050 390 353
2.50%, 09/15/2060 160 146
3.95%, 03/15/2049 400 484
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 655
3.88%, 05/15/2028 545 617
5.38%, 04/15/2034 500 665
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 165
Johnson & Johnson
0.55%, 09/01/2025 370 367
0.95%, 09/01/2027 370 363
1.30%, 09/01/2030
(e)
740 713
2.10%, 09/01/2040 370 348
2.25%, 09/01/2050 370 342
2.45%, 03/01/2026 30 32
2.45%, 09/01/2060 370 345
3.50%, 01/15/2048 90 105
3.63%, 03/03/2037 20 23
3.70%, 03/01/2046 225 264
3.75%, 03/03/2047 30 36
4.95%, 05/15/2033 201 261
McKesson Corp
0.90%, 12/03/2025 185 182
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 320
Merck & Co Inc
0.75%, 02/24/2026 80 79
1.45%, 06/24/2030 365 353
2.35%, 06/24/2040 285 271

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc   (continued)
2.75%, 02/10/2025 $ 385 $ 408
2.80%, 05/18/2023 230 239
3.60%, 09/15/2042 100 113
3.70%, 02/10/2045 10 12
3.90%, 03/07/2039 115 134
4.00%, 03/07/2049 170 205
4.15%, 05/18/2043 200 243
Novartis Capital Corp
1.75%, 02/14/2025 325 334
2.00%, 02/14/2027 325 336
2.20%, 08/14/2030 160 164
2.75%, 08/14/2050 160 161
3.00%, 11/20/2025 500 540
4.40%, 05/06/2044 350 446
Pfizer Inc
0.80%, 05/28/2025 445 443
1.70%, 05/28/2030 195 192
1.75%, 08/18/2031 155 152
2.55%, 05/28/2040 450 447
2.63%, 04/01/2030 160 169
2.70%, 05/28/2050 190 187
3.00%, 06/15/2023 530 554
3.45%, 03/15/2029 210 234
4.00%, 03/15/2049 140 169
4.40%, 05/15/2044 30 37
5.60%, 09/15/2040 380 535
7.20%, 03/15/2039 176 282
Sanofi
3.38%, 06/19/2023 400 420
3.63%, 06/19/2028 400 455
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 566
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 399
3.18%, 07/09/2050 405 410
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 655
5.25%, 06/15/2046 170 208
Viatris Inc
2.30%, 06/22/2027
(h)
120 123
2.70%, 06/22/2030
(h)
160 162
3.85%, 06/22/2040
(h)
120 129
4.00%, 06/22/2050
(h)
160 170
Wyeth LLC
5.95%, 04/01/2037 91 128
6.50%, 02/01/2034 144 206
Zoetis Inc
2.00%, 05/15/2030 350 347
3.00%, 05/15/2050 175 176
3.25%, 02/01/2023 100 103
3.95%, 09/12/2047 5 6
$ 45,404
Pipelines - 0 .89%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 205
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 336
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 341
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043
(h)
300 370
Enable Midstream Partners LP
5.00%, 05/15/2044 500 548
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
1.60%, 10/04/2026
(i)
$ 60 $ 60
2.50%, 01/15/2025
(e)
155 161
2.50%, 08/01/2033 390 392
3.13%, 11/15/2029 155 165
3.40%, 08/01/2051 390 393
5.50%, 12/01/2046 30 40
Energy Transfer LP
2.90%, 05/15/2025 315 330
3.45%, 01/15/2023 200 206
3.60%, 02/01/2023 15 15
3.75%, 05/15/2030 160 173
4.75%, 01/15/2026 50 56
4.95%, 01/15/2043 200 218
5.15%, 03/15/2045 400 458
5.25%, 04/15/2029 400 469
5.30%, 04/15/2047 15 18
5.35%, 05/15/2045 15 18
5.95%, 10/01/2043 350 427
6.13%, 12/15/2045 525 668
6.25%, 04/15/2049 500 657
6.50%, 02/01/2042 402 522
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 125
3.30%, 02/15/2053 65 63
3.35%, 03/15/2023 300 311
3.70%, 02/15/2026 525 576
3.70%, 01/31/2051 250 264
3.75%, 02/15/2025 500 542
3.90%, 02/15/2024 250 267
4.25%, 02/15/2048 155 176
4.85%, 08/15/2042 300 362
4.85%, 03/15/2044 430 517
4.90%, 05/15/2046 400 491
6.13%, 10/15/2039 123 170
6.45%, 09/01/2040 177 251
6.88%, 03/01/2033 15 21
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 210
4.70%, 11/01/2042 200 229
5.00%, 03/01/2043 100 118
5.40%, 09/01/2044 400 496
6.38%, 03/01/2041 128 175
6.50%, 09/01/2039 112 155
6.95%, 01/15/2038 112 159
7.40%, 03/15/2031 177 243
Kinder Morgan Inc
2.00%, 02/15/2031 310 299
3.15%, 01/15/2023 500 516
3.25%, 08/01/2050 310 299
3.60%, 02/15/2051 155 157
4.30%, 06/01/2025 55 61
5.05%, 02/15/2046 15 18
5.55%, 06/01/2045 50 64
MPLX LP
1.75%, 03/01/2026 165 166
4.13%, 03/01/2027 425 475
4.25%, 12/01/2027 400 449
4.50%, 07/15/2023 30 32
4.50%, 04/15/2038 220 246
4.70%, 04/15/2048 185 214
4.88%, 12/01/2024 30 33
4.90%, 04/15/2058 60 70
5.20%, 03/01/2047 330 400
5.20%, 12/01/2047 200 243
5.50%, 02/15/2049 170 215

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Inc
2.20%, 09/15/2025 $ 160 $ 163
2.75%, 09/01/2024 175 183
3.40%, 09/01/2029 100 107
4.45%, 09/01/2049 500 559
ONEOK Partners LP
5.00%, 09/15/2023 250 268
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 204
4.30%, 01/31/2043 200 205
4.50%, 12/15/2026 300 335
4.65%, 10/15/2025 15 17
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 414
5.63%, 03/01/2025 390 443
5.75%, 05/15/2024 300 334
5.88%, 06/30/2026 345 406
Spectra Energy Partners LP
5.95%, 09/25/2043 200 276
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 138
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 342
4.75%, 05/15/2038 300 357
4.88%, 05/15/2048 420 530
5.60%, 03/31/2034 300 378
6.10%, 06/01/2040 25 34
7.25%, 08/15/2038 51 76
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 1,105
3.75%, 06/15/2027 400 440
3.90%, 01/15/2025 350 378
5.10%, 09/15/2045 180 223
6.30%, 04/15/2040 343 468
$ 25,665
Private Equity - 0 .01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 326
Regional Authority - 0 .38%
Province of Alberta Canada
1.00%, 05/20/2025 555 559
3.30%, 03/15/2028 850 944
Province of British Columbia Canada
0.90%, 07/20/2026 385 382
1.30%, 01/29/2031 185 179
2.00%, 10/23/2022 1,200 1,223
6.50%, 01/15/2026 18 22
Province of Manitoba Canada
3.05%, 05/14/2024 500 532
Province of Ontario Canada
0.63%, 01/21/2026 95 94
1.05%, 04/14/2026 380 380
1.13%, 10/07/2030 325 308
1.75%, 01/24/2023 2,015 2,054
2.00%, 10/02/2029 400 411
3.20%, 05/16/2024 250 267
3.40%, 10/17/2023 305 323
Province of Quebec Canada
0.60%, 07/23/2025 1,145 1,133
1.35%, 05/28/2030 760 740
1.50%, 02/11/2025 295 303
2.63%, 02/13/2023 1,000 1,032
7.50%, 09/15/2029 64 91
$ 10,977
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .91%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 250 $ 235
2.75%, 12/15/2029 80 83
3.00%, 05/18/2051 190 185
3.38%, 08/15/2031 115 125
4.00%, 02/01/2050 85 98
4.90%, 12/15/2030 80 97
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 155 159
3.63%, 11/15/2027 300 328
American Tower Corp
0.60%, 01/15/2024 360 359
1.30%, 09/15/2025 80 80
1.60%, 04/15/2026 190 191
1.88%, 10/15/2030 165 158
2.90%, 01/15/2030 160 167
2.95%, 01/15/2051 180 170
3.38%, 10/15/2026 500 541
3.50%, 01/31/2023 530 552
3.70%, 10/15/2049 165 178
AvalonBay Communities Inc
2.05%, 01/15/2032 195 192
2.30%, 03/01/2030 160 162
4.20%, 12/15/2023 400 428
Boston Properties LP
2.55%, 04/01/2032 155 155
2.75%, 10/01/2026 550 580
2.90%, 03/15/2030 415 430
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 324
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
Corporate Office Properties LP
2.75%, 04/15/2031 195 197
Crown Castle International Corp
1.05%, 07/15/2026 380 372
1.35%, 07/15/2025 370 372
2.50%, 07/15/2031 190 190
2.90%, 04/01/2041 190 183
3.10%, 11/15/2029 150 158
3.20%, 09/01/2024 400 426
3.25%, 01/15/2051 370 365
3.30%, 07/01/2030 155 165
4.00%, 11/15/2049 110 121
CubeSmart LP
2.00%, 02/15/2031 125 122
Digital Realty Trust LP
4.45%, 07/15/2028 250 287
Duke Realty LP
1.75%, 07/01/2030 160 153
2.88%, 11/15/2029 75 79
4.00%, 09/15/2028 400 452
Equinix Inc
1.00%, 09/15/2025 165 163
1.25%, 07/15/2025 160 159
1.80%, 07/15/2027 160 161
2.50%, 05/15/2031 195 196
2.63%, 11/18/2024 155 162
3.20%, 11/18/2029 260 276
3.40%, 02/15/2052 195 198
ERP Operating LP
1.85%, 08/01/2031 385 372
2.50%, 02/15/2030 125 129

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Essex Portfolio LP
1.70%, 03/01/2028 $ 190 $ 186
3.00%, 01/15/2030 170 179
4.00%, 03/01/2029 300 337
4.50%, 03/15/2048 300 364
Federal Realty Investment Trust
1.25%, 02/15/2026 170 169
4.50%, 12/01/2044 250 298
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 183
5.38%, 04/15/2026 300 341
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 170 163
Healthpeak Properties Inc
3.00%, 01/15/2030 150 158
3.40%, 02/01/2025 19 20
6.75%, 02/01/2041 300 451
Kilroy Realty LP
2.50%, 11/15/2032 165 162
Kimco Realty Corp
2.25%, 12/01/2031 195 191
2.70%, 10/01/2030 165 170
3.70%, 10/01/2049 330 357
Life Storage LP
2.20%, 10/15/2030 85 84
2.40%, 10/15/2031
(i)
195 193
Mid-America Apartments LP
1.70%, 02/15/2031 125 119
4.00%, 11/15/2025 500 549
National Retail Properties Inc
4.80%, 10/15/2048 200 250
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 327
4.95%, 04/01/2024 750 816
Prologis LP
1.25%, 10/15/2030 165 155
2.13%, 04/15/2027 145 150
2.25%, 04/15/2030 140 143
3.00%, 04/15/2050 110 112
3.88%, 09/15/2028 250 283
Public Storage
0.88%, 02/15/2026 145 143
1.85%, 05/01/2028
(e)
380 385
Realty Income Corp
0.75%, 03/15/2026 430 420
3.25%, 01/15/2031 165 179
4.65%, 08/01/2023 250 267
Simon Property Group LP
1.75%, 02/01/2028 190 189
2.00%, 09/13/2024 915 947
2.45%, 09/13/2029 140 143
3.25%, 11/30/2026 500 542
3.25%, 09/13/2049 140 141
3.50%, 09/01/2025 165 179
4.25%, 11/30/2046 130 152
6.75%, 02/01/2040 25 37
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 307
Spirit Realty LP
2.10%, 03/15/2028 190 189
UDR Inc
2.10%, 08/01/2032 565 542
3.20%, 01/15/2030 165 177
Ventas Realty LP
3.00%, 01/15/2030 200 208
3.50%, 04/15/2024 300 319
5.70%, 09/30/2043 300 399
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VEREIT Operating Partnership LP
2.20%, 06/15/2028 $ 180 $ 182
3.10%, 12/15/2029 375 399
Welltower Inc
3.63%, 03/15/2024 600 640
4.13%, 03/15/2029 300 338
Weyerhaeuser Co
7.38%, 03/15/2032 300 427
WP Carey Inc
2.40%, 02/01/2031 85 84
$ 26,301
Retail - 0 .68%
AutoZone Inc
1.65%, 01/15/2031 165 157
3.75%, 06/01/2027 250 279
Costco Wholesale Corp
1.38%, 06/20/2027 155 156
1.60%, 04/20/2030 155 151
1.75%, 04/20/2032 155 152
2.75%, 05/18/2024 50 53
3.00%, 05/18/2027 150 164
Dollar General Corp
4.15%, 11/01/2025 500 555
Dollar Tree Inc
4.20%, 05/15/2028 185 208
Home Depot Inc/The
0.90%, 03/15/2028
(e)
190 182
1.88%, 09/15/2031 195 191
2.13%, 09/15/2026 250 261
2.38%, 03/15/2051 190 172
2.70%, 04/01/2023 30 31
2.75%, 09/15/2051 195 190
2.95%, 06/15/2029 435 470
3.50%, 09/15/2056 305 341
3.75%, 02/15/2024 380 407
3.90%, 06/15/2047 30 35
4.20%, 04/01/2043 520 622
4.25%, 04/01/2046 590 723
4.40%, 03/15/2045 1,020 1,273
5.95%, 04/01/2041 351 502
Kohl's Corp
5.55%, 07/17/2045 250 299
Lowe's Cos Inc
1.30%, 04/15/2028 165 161
1.70%, 10/15/2030 165 158
3.00%, 10/15/2050 50 49
3.10%, 05/03/2027 530 574
3.65%, 04/05/2029 465 515
3.70%, 04/15/2046 40 44
4.00%, 04/15/2025 160 175
4.05%, 05/03/2047 30 34
4.38%, 09/15/2045 500 596
5.00%, 04/15/2040 160 203
McDonald's Corp
1.45%, 09/01/2025 160 162
2.13%, 03/01/2030 160 161
2.63%, 09/01/2029 415 433
3.38%, 05/26/2025 500 538
3.50%, 07/01/2027 325 359
3.63%, 09/01/2049 115 125
3.70%, 02/15/2042 128 141
4.70%, 12/09/2035 25 31
4.88%, 07/15/2040 9 11
4.88%, 12/09/2045 250 318
6.30%, 10/15/2037 262 375

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
O'Reilly Automotive Inc
1.75%, 03/15/2031 $ 85 $ 81
3.85%, 06/15/2023 300 314
4.35%, 06/01/2028 300 344
Starbucks Corp
2.00%, 03/12/2027 160 164
3.55%, 08/15/2029 500 554
3.85%, 10/01/2023 530 561
4.45%, 08/15/2049 300 367
Target Corp
2.35%, 02/15/2030 320 331
2.50%, 04/15/2026 500 534
TJX Cos Inc/The
1.15%, 05/15/2028 130 127
1.60%, 05/15/2031 130 125
2.50%, 05/15/2023 500 515
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 161
Walmart Inc
1.05%, 09/17/2026 185 185
1.50%, 09/22/2028 185 184
1.80%, 09/22/2031 195 193
2.35%, 12/15/2022 500 511
2.50%, 09/22/2041 195 194
2.65%, 09/22/2051 185 184
2.85%, 07/08/2024 575 610
2.95%, 09/24/2049 245 260
3.95%, 06/28/2038 185 221
$ 19,457
Semiconductors - 0 .58%
Analog Devices Inc
2.10%, 10/01/2031
(i)
135 135
2.80%, 10/01/2041
(i)
195 195
Applied Materials Inc
1.75%, 06/01/2030 160 158
3.30%, 04/01/2027 35 38
3.90%, 10/01/2025 500 554
4.35%, 04/01/2047 40 50
5.10%, 10/01/2035 250 327
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 1,000
Broadcom Inc
1.95%, 02/15/2028
(h)
150 148
2.60%, 02/15/2033
(h)
405 389
3.14%, 11/15/2035
(h)
640 638
3.42%, 04/15/2033
(h)
460 476
3.47%, 04/15/2034
(h)
350 360
3.50%, 02/15/2041
(h)
200 198
3.75%, 02/15/2051
(h)
50 50
4.15%, 11/15/2030 285 316
4.30%, 11/15/2032 185 207
4.75%, 04/15/2029 730 838
Intel Corp
2.00%, 08/12/2031 190 189
2.45%, 11/15/2029 310 323
2.60%, 05/19/2026 530 565
2.70%, 12/15/2022 25 26
3.05%, 08/12/2051 190 189
3.15%, 05/11/2027 540 590
3.20%, 08/12/2061 190 191
3.25%, 11/15/2049 315 326
3.40%, 03/25/2025 160 173
3.73%, 12/08/2047 240 268
3.75%, 03/25/2027 160 180
4.00%, 12/15/2032 200 236
4.25%, 12/15/2042 200 243
4.60%, 03/25/2040 160 200
4.80%, 10/01/2041 77 98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
4.90%, 07/29/2045 $ 25 $ 33
KLA Corp
4.65%, 11/01/2024 500 552
Lam Research Corp
1.90%, 06/15/2030 155 155
2.88%, 06/15/2050 235 236
Marvell Technology Inc
2.45%, 04/15/2028
(h)
380 387
4.88%, 06/22/2028
(h)
300 347
Micron Technology Inc
2.50%, 04/24/2023 90 93
4.19%, 02/15/2027 115 129
4.66%, 02/15/2030 115 133
NVIDIA Corp
0.31%, 06/15/2023 385 385
0.58%, 06/14/2024 385 385
1.55%, 06/15/2028 190 189
2.00%, 06/15/2031 385 383
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(h)
385 389
3.15%, 05/01/2027
(h)
80 85
3.25%, 05/11/2041
(h)
195 201
QUALCOMM Inc
1.30%, 05/20/2028 411 402
1.65%, 05/20/2032 340 324
3.25%, 05/20/2027 320 351
4.65%, 05/20/2035 115 143
4.80%, 05/20/2045 425 559
Texas Instruments Inc
1.13%, 09/15/2026 195 195
1.38%, 03/12/2025 160 163
1.75%, 05/04/2030 245 242
1.90%, 09/15/2031 195 194
4.15%, 05/15/2048 205 254
$ 16,783
Software - 0 .76%
Activision Blizzard Inc
1.35%, 09/15/2030 85 79
2.50%, 09/15/2050 790 684
Adobe Inc
1.90%, 02/01/2025 315 325
2.30%, 02/01/2030 160 165
Electronic Arts Inc
1.85%, 02/15/2031 190 184
Fidelity National Information Services Inc
0.38%, 03/01/2023 275 275
0.60%, 03/01/2024 90 90
1.65%, 03/01/2028 180 178
3.10%, 03/01/2041 90 91
Fiserv Inc
3.50%, 10/01/2022 600 614
3.50%, 07/01/2029 310 338
3.80%, 10/01/2023 400 425
3.85%, 06/01/2025 300 327
Intuit Inc
1.35%, 07/15/2027 165 164
Microsoft Corp
2.40%, 08/08/2026 55 58
2.53%, 06/01/2050 792 762
2.68%, 06/01/2060 1,209 1,172
2.92%, 03/17/2052 1,885 1,949
3.13%, 11/03/2025 700 759
3.30%, 02/06/2027 200 221
3.45%, 08/08/2036 358 410
3.63%, 12/15/2023 30 32

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
2.30%, 03/25/2028 $ 385 $ 394
2.40%, 09/15/2023 30 31
2.50%, 10/15/2022 1,070 1,094
2.50%, 04/01/2025 150 157
2.63%, 02/15/2023 390 402
2.65%, 07/15/2026 700 738
2.80%, 04/01/2027 850 900
2.88%, 03/25/2031 385 396
2.95%, 04/01/2030 150 157
3.60%, 04/01/2040 150 156
3.60%, 04/01/2050 150 150
3.65%, 03/25/2041 385 398
3.80%, 11/15/2037 250 270
3.90%, 05/15/2035 600 661
3.95%, 03/25/2051 385 406
4.00%, 07/15/2046 780 826
4.10%, 03/25/2061 190 202
4.30%, 07/08/2034 1,015 1,152
4.38%, 05/15/2055 610 684
Roper Technologies Inc
1.00%, 09/15/2025 85 85
1.40%, 09/15/2027 165 163
2.35%, 09/15/2024 110 115
2.95%, 09/15/2029 95 101
3.13%, 11/15/2022 750 768
salesforce.com Inc
1.95%, 07/15/2031 190 189
2.70%, 07/15/2041 385 384
2.90%, 07/15/2051 385 384
ServiceNow Inc
1.40%, 09/01/2030 165 155
VMware Inc
1.40%, 08/15/2026 570 567
1.80%, 08/15/2028 285 281
2.20%, 08/15/2031 385 376
$ 22,044
Sovereign - 1 .53%
Canada Government International Bond
0.75%, 05/19/2026 390 386
1.63%, 01/22/2025 865 892
Chile Government International Bond
2.45%, 01/31/2031 535 530
2.55%, 01/27/2032 475 471
3.10%, 05/07/2041 500 483
3.13%, 03/27/2025 250 266
3.50%, 04/15/2053 200 200
3.86%, 06/21/2047 300 322
Export Development Canada
1.38%, 02/24/2023
(e)
250 254
Export-Import Bank of Korea
0.38%, 02/09/2024 200 199
1.38%, 02/09/2031 200 191
3.00%, 11/01/2022 500 514
3.25%, 11/10/2025 500 542
3.25%, 08/12/2026 500 547
Hungary Government International Bond
5.38%, 03/25/2024 500 555
7.63%, 03/29/2041 250 416
Indonesia Government International Bond
2.15%, 07/28/2031 400 390
2.85%, 02/14/2030 800 826
3.05%, 03/12/2051
(e)
400 378
3.50%, 01/11/2028 200 217
3.70%, 10/30/2049 200 203
4.20%, 10/15/2050 500 553
4.75%, 02/11/2029 200 233
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government AID Bond
5.50%, 09/18/2023 $ 25 $ 28
5.50%, 04/26/2024 125 140
5.50%, 09/18/2033 12 17
Israel Government International Bond
3.88%, 07/03/2050 200 228
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 510
0.50%, 04/15/2024 200 200
0.63%, 05/22/2023 200 201
1.25%, 01/21/2031 400 385
1.63%, 10/17/2022 900 913
1.88%, 04/15/2031 200 203
2.00%, 10/17/2029 200 206
2.38%, 04/20/2026 300 317
3.00%, 05/29/2024
(e)
1,000 1,062
3.38%, 07/31/2023 1,000 1,054
Korea International Bond
1.00%, 09/16/2030 200 189
3.88%, 09/11/2023 250 266
3.88%, 09/20/2048 500 632
Mexico Government International Bond
2.66%, 05/24/2031 400 386
3.25%, 04/16/2030
(e)
200 205
3.60%, 01/30/2025 210 228
3.75%, 01/11/2028 750 815
3.75%, 04/19/2071 400 346
3.77%, 05/24/2061 200 177
3.90%, 04/27/2025 600 659
4.50%, 04/22/2029 1,000 1,123
4.50%, 01/31/2050 800 818
4.60%, 02/10/2048 700 721
4.75%, 03/08/2044 506 538
5.55%, 01/21/2045 300 351
6.05%, 01/11/2040 464 568
Panama Government International Bond
2.25%, 09/29/2032 200 188
3.75%, 03/16/2025 800 859
3.87%, 07/23/2060 340 332
3.88%, 03/17/2028 500 543
4.30%, 04/29/2053 400 423
4.50%, 05/15/2047 200 218
4.50%, 04/16/2050 400 435
6.70%, 01/26/2036 224 298
Peruvian Government International Bond
1.86%, 12/01/2032 1,180 1,072
2.78%, 01/23/2031 145 143
2.78%, 12/01/2060 180 152
3.30%, 03/11/2041 340 330
5.63%, 11/18/2050 528 714
6.55%, 03/14/2037 126 170
7.35%, 07/21/2025 180 218
8.75%, 11/21/2033 192 297
Philippine Government International Bond
2.46%, 05/05/2030 500 510
2.65%, 12/10/2045 400 365
2.95%, 05/05/2045 200 190
3.00%, 02/01/2028 300 320
3.20%, 07/06/2046 200 196
3.70%, 03/01/2041 200 211
3.70%, 02/02/2042 230 243
5.00%, 01/13/2037 300 370
6.38%, 10/23/2034 210 290
9.50%, 02/02/2030 400 619
10.63%, 03/16/2025 400 526

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Italy Government International Bond
0.88%, 05/06/2024 $ 200 $ 199
1.25%, 02/17/2026 400 394
2.38%, 10/17/2024 200 207
2.88%, 10/17/2029 500 517
3.88%, 05/06/2051 200 216
5.38%, 06/15/2033 420 527
6.88%, 09/27/2023 512 574
Republic of Poland Government International
Bond
4.00%, 01/22/2024 575 620
State of Israel
2.50%, 01/15/2030 200 209
3.38%, 01/15/2050 800 848
Svensk Exportkredit AB
0.38%, 03/11/2024 200 199
0.50%, 08/26/2025 1,235 1,220
2.88%, 03/14/2023 200 207
Tennessee Valley Authority
2.88%, 02/01/2027 250 272
3.50%, 12/15/2042 400 466
4.25%, 09/15/2065 200 279
4.63%, 09/15/2060 300 436
5.25%, 09/15/2039 251 356
5.38%, 04/01/2056 154 247
5.88%, 04/01/2036 600 879
6.75%, 11/01/2025 102 126
Uruguay Government International Bond
4.13%, 11/20/2045 100 117
4.38%, 10/27/2027 390 447
4.98%, 04/20/2055 210 263
5.10%, 06/18/2050 725 922
$ 44,033
Supranational Bank - 1 .46%
African Development Bank
0.88%, 03/23/2026 345 343
0.88%, 07/22/2026 385 382
2.13%, 11/16/2022 1,500 1,533
Asian Development Bank
0.25%, 07/14/2023 330 330
0.25%, 10/06/2023 490 489
0.38%, 06/11/2024 385 384
0.38%, 09/03/2025 325 320
0.50%, 02/04/2026 400 392
1.00%, 04/14/2026 380 380
1.25%, 06/09/2028 100 99
1.50%, 03/04/2031 385 382
1.75%, 09/19/2029 650 665
2.13%, 03/19/2025 300 315
2.63%, 01/30/2024 1,800 1,891
2.75%, 03/17/2023 400 415
2.75%, 01/19/2028 500 546
5.82%, 06/16/2028 15 19
6.38%, 10/01/2028 51 67
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 339
2.25%, 05/16/2024 900 941
Council Of Europe Development Bank
0.38%, 06/10/2024 385 384
1.38%, 02/27/2025 320 327
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 330 330
0.50%, 11/25/2025 385 379
0.50%, 01/28/2026 380 373
1.63%, 09/27/2024 650 670
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank
0.38%, 07/24/2024
(e)
$ 475 $ 473
0.38%, 12/15/2025 340 333
0.38%, 03/26/2026 480 468
0.63%, 10/21/2027 585 565
0.75%, 10/26/2026 190 187
1.25%, 02/14/2031 355 346
1.63%, 03/14/2025 315 325
1.63%, 05/13/2031 395 397
1.88%, 02/10/2025 600 624
2.25%, 06/24/2024 500 523
2.38%, 05/24/2027 300 320
2.50%, 03/15/2023 600 620
2.63%, 03/15/2024 1,000 1,053
3.25%, 01/29/2024 1,650 1,758
FMS Wertmanagement
2.75%, 01/30/2024 500 526
Inter-American Development Bank
0.25%, 11/15/2023 325 324
0.50%, 09/23/2024 610 608
0.63%, 09/16/2027 340 328
0.88%, 04/20/2026 850 847
1.13%, 07/20/2028 385 379
1.13%, 01/13/2031 385 371
1.75%, 03/14/2025 585 606
2.38%, 07/07/2027 500 533
2.50%, 01/18/2023 1,900 1,957
3.00%, 10/04/2023 700 737
3.00%, 02/21/2024 250 265
3.13%, 09/18/2028 500 558
4.38%, 01/24/2044 50 68
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 190 190
0.25%, 11/24/2023 180 180
0.50%, 10/28/2025 1,630 1,608
0.75%, 11/24/2027 365 354
0.75%, 08/26/2030 735 688
0.88%, 07/15/2026 580 576
1.25%, 02/10/2031 385 375
1.38%, 04/20/2028 380 382
1.63%, 01/15/2025 475 490
1.75%, 10/23/2029 680 695
2.50%, 03/19/2024 800 840
2.50%, 11/25/2024 500 529
2.50%, 07/29/2025 1,700 1,810
2.50%, 11/22/2027 500 538
7.63%, 01/19/2023 1,512 1,656
International Finance Corp
0.38%, 07/16/2025 1,080 1,064
Nordic Investment Bank
0.38%, 09/11/2025 255 250
0.50%, 01/21/2026 400 392
1.38%, 10/17/2022 200 202
2.25%, 05/21/2024 500 523
$ 42,136
Telecommunications - 1 .35%
America Movil SAB de CV
4.38%, 04/22/2049 250 306
6.13%, 03/30/2040 102 144
6.38%, 03/01/2035 200 280
AT&T Inc
0.90%, 03/25/2024 385 386
1.65%, 02/01/2028 330 327
1.70%, 03/25/2026 135 137
2.25%, 02/01/2032 240 234
2.30%, 06/01/2027 465 481
2.63%, 12/01/2022 630 643

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
2.75%, 06/01/2031 $ 310 $ 318
2.95%, 07/15/2026
(e)
20 21
3.10%, 02/01/2043 240 230
3.30%, 02/01/2052 480 465
3.50%, 06/01/2041 310 318
3.50%, 09/15/2053 904 895
3.50%, 02/01/2061 480 459
3.55%, 09/15/2055 1,898 1,872
3.65%, 06/01/2051 755 769
3.65%, 09/15/2059 1,057 1,054
3.80%, 02/15/2027 40 44
4.05%, 12/15/2023 500 538
4.10%, 02/15/2028 81 91
4.13%, 02/17/2026 30 33
4.25%, 03/01/2027 530 600
4.30%, 12/15/2042 221 247
4.35%, 03/01/2029 500 573
4.35%, 06/15/2045 260 294
4.50%, 03/09/2048 490 565
4.65%, 06/01/2044 500 585
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 206
British Telecommunications PLC
9.62%, 12/15/2030 577 883
Cisco Systems Inc/Delaware
2.20%, 09/20/2023 30 31
2.50%, 09/20/2026 580 619
5.50%, 01/15/2040 600 839
Corning Inc
4.38%, 11/15/2057 300 360
4.75%, 03/15/2042 102 127
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 956
Juniper Networks Inc
2.00%, 12/10/2030 185 177
Motorola Solutions Inc
4.00%, 09/01/2024 454 494
Orange SA
5.38%, 01/13/2042 102 136
Rogers Communications Inc
3.00%, 03/15/2023 400 412
3.70%, 11/15/2049 225 234
5.00%, 03/15/2044 500 615
Telefonica Emisiones SA
5.21%, 03/08/2047 530 661
7.05%, 06/20/2036 795 1,147
TELUS Corp
4.60%, 11/16/2048 300 375
T-Mobile USA Inc
1.50%, 02/15/2026 320 321
2.05%, 02/15/2028 320 323
2.25%, 11/15/2031 350 343
2.55%, 02/15/2031 490 492
3.00%, 02/15/2041 170 164
3.30%, 02/15/2051 310 300
3.50%, 04/15/2025 150 162
3.75%, 04/15/2027 295 325
3.88%, 04/15/2030 295 326
4.38%, 04/15/2040 150 173
4.50%, 04/15/2050 295 344
Verizon Communications Inc
0.75%, 03/22/2024 485 487
1.45%, 03/20/2026 385 388
1.50%, 09/18/2030 1,000 946
1.68%, 10/30/2030 1,473 1,401
1.75%, 01/20/2031 360 342
2.10%, 03/22/2028 580 589
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
2.36%, 03/15/2032
(h)
$ 180 $ 178
2.55%, 03/21/2031 385 390
2.63%, 08/15/2026 25 26
2.65%, 11/20/2040 135 127
2.88%, 11/20/2050 360 336
2.99%, 10/30/2056 562 519
3.00%, 11/20/2060 180 166
3.38%, 02/15/2025 40 43
3.40%, 03/22/2041 385 402
3.55%, 03/22/2051 385 406
3.70%, 03/22/2061 190 201
3.85%, 11/01/2042 275 302
3.88%, 02/08/2029 400 449
4.13%, 03/16/2027 500 567
4.33%, 09/21/2028 500 575
4.40%, 11/01/2034 750 888
4.50%, 08/10/2033 360 429
4.81%, 03/15/2039 1,225 1,520
5.01%, 04/15/2049 53 69
Vodafone Group PLC
4.25%, 09/17/2050 165 190
4.38%, 05/30/2028 560 643
5.00%, 05/30/2038 250 313
5.25%, 05/30/2048 400 518
6.15%, 02/27/2037 201 275
6.25%, 11/30/2032 500 665
$ 38,804
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 35
Transportation - 0 .57%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 1,000 1,031
3.30%, 09/15/2051 200 216
3.40%, 09/01/2024 230 247
3.55%, 02/15/2050 115 129
4.38%, 09/01/2042 545 670
4.45%, 03/15/2043 20 25
4.55%, 09/01/2044 15 19
5.15%, 09/01/2043 350 473
Canadian National Railway Co
2.45%, 05/01/2050 65 60
3.20%, 08/02/2046 400 420
3.65%, 02/03/2048 75 85
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 338
4.80%, 09/15/2035 500 610
CSX Corp
2.40%, 02/15/2030 65 67
2.60%, 11/01/2026 300 318
3.25%, 06/01/2027 40 44
3.35%, 11/01/2025 500 541
3.35%, 09/15/2049 70 74
3.80%, 03/01/2028 100 112
3.80%, 11/01/2046 30 34
4.25%, 11/01/2066 400 487
4.30%, 03/01/2048 105 127
4.75%, 05/30/2042 277 349
FedEx Corp
3.10%, 08/05/2029 550 588
3.88%, 08/01/2042 100 109
4.40%, 01/15/2047 405 474
4.55%, 04/01/2046 400 473
4.75%, 11/15/2045 525 640
Kansas City Southern
4.70%, 05/01/2048 300 372

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp
2.30%, 05/15/2031 $ 195 $ 197
2.55%, 11/01/2029 155 161
2.90%, 08/25/2051 190 185
3.85%, 01/15/2024 200 213
3.94%, 11/01/2047 398 453
4.15%, 02/28/2048 450 532
4.84%, 10/01/2041 100 127
Ryder System Inc
2.50%, 09/01/2024 80 84
2.90%, 12/01/2026 150 160
Union Pacific Corp
2.15%, 02/05/2027 230 238
2.38%, 05/20/2031 195 200
2.89%, 04/06/2036
(h)
210 218
3.15%, 03/01/2024 400 424
3.20%, 05/20/2041 195 205
3.55%, 08/15/2039 80 89
3.80%, 10/01/2051 577 666
3.80%, 04/06/2071
(h)
350 394
3.84%, 03/20/2060 575 660
United Parcel Service Inc
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 131
3.40%, 09/01/2049 770 850
3.90%, 04/01/2025 665 728
4.88%, 11/15/2040 25 32
5.20%, 04/01/2040 125 167
6.20%, 01/15/2038 23 33
$ 16,289
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 361
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 195 197
3.25%, 06/01/2051 195 202
3.75%, 09/01/2047 180 202
4.15%, 06/01/2049 650 768
6.59%, 10/15/2037 5 7
Essential Utilities Inc
2.40%, 05/01/2031 190 191
$ 1,567
TOTAL BONDS $ 933,023
MUNICIPAL BONDS - 0 .60%
Principal
Amount (000's) Value (000's)
California - 0 .19%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 484
6.92%, 04/01/2040 120 181
California State University
2.98%, 11/01/2051 160 163
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 87
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 242
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 106
5.76%, 07/01/2029 50 62
6.76%, 07/01/2034 530 749
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 386
San Diego County Water Authority
6.14%, 05/01/2049 260 389
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 $ 25 $ 31
State of California
3.50%, 04/01/2028 165 184
7.30%, 10/01/2039 375 593
7.35%, 11/01/2039 500 795
7.60%, 11/01/2040 180 310
7.63%, 03/01/2040 280 466
University of California
5.77%, 05/15/2043 200 278
$ 5,506
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 641
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 221
7.06%, 04/01/2057 195 287
$ 508
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 283
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 96
County of Cook IL
6.23%, 11/15/2034 102 138
State of Illinois
4.95%, 06/01/2023 15 16
5.10%, 06/01/2033 1,000 1,166
7.35%, 07/01/2035 70 89
$ 1,788
Kansas - 0 .01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 142
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 39
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(j)
51 50
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 897
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 227
6.56%, 12/15/2040 210 312
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 234
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 174
$ 1,894
New York - 0 .10%
City of New York NY
5.52%, 10/01/2037 25 34
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 197
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 334
New York City Water & Sewer System
5.72%, 06/15/2042 270 402
5.95%, 06/15/2042 125 190

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority
5.60%, 03/15/2040 $ 435 $ 584
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 538
4.96%, 08/01/2046 300 408
6.04%, 12/01/2029 50 65
$ 2,752
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 69 98
Ohio State University/The
4.91%, 06/01/2040 125 165
$ 263
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 589
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 195
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 69
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 98
Dallas County Hospital District
5.62%, 08/15/2044 83 114
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 53
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 405
State of Texas
4.68%, 04/01/2040 100 130
5.52%, 04/01/2039 405 582
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 762
$ 2,408
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 300 317
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
310 356
TOTAL MUNICIPAL BONDS $ 17,203
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65 .10%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .86%
2.00%, 08/01/2029 $ 217 $ 224
2.00%, 10/01/2031 59 61
2.00%, 03/01/2032 120 124
2.50%, 10/01/2027 60 63
2.50%, 03/01/2028 176 185
2.50%, 06/01/2028 110 115
2.50%, 06/01/2028 247 259
2.50%, 07/01/2028 174 182
2.50%, 10/01/2028 120 125
2.50%, 10/01/2028 84 88
2.50%, 10/01/2029 216 227
2.50%, 12/01/2029 253 265
2.50%, 09/01/2030 437 458
2.50%, 01/01/2031 470 494
2.50%, 01/01/2031 61 64
2.50%, 02/01/2031 52 54
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 03/01/2031 $ 145 $ 152
2.50%, 12/01/2031 155 162
2.50%, 12/01/2031 169 177
2.50%, 02/01/2032 199 208
2.50%, 03/01/2032 263 275
2.50%, 11/01/2032 521 546
2.50%, 02/01/2033 136 143
2.50%, 03/01/2033 106 111
2.50%, 03/01/2033 373 390
2.50%, 04/01/2033 158 164
2.50%, 05/01/2033 69 72
2.50%, 06/01/2033 107 112
2.50%, 11/01/2036 92 95
2.50%, 02/01/2043 107 111
2.50%, 03/01/2043 85 88
3.00%, 01/01/2027 67 70
3.00%, 03/01/2027 54 57
3.00%, 05/01/2027 54 57
3.00%, 10/01/2028 180 190
3.00%, 07/01/2029 226 239
3.00%, 08/01/2029 98 103
3.00%, 10/01/2029 58 61
3.00%, 11/01/2029 99 105
3.00%, 07/01/2030 223 236
3.00%, 09/01/2030 297 314
3.00%, 11/01/2030 50 53
3.00%, 11/01/2030 97 102
3.00%, 01/01/2031 105 111
3.00%, 04/01/2031 203 215
3.00%, 02/01/2032 44 46
3.00%, 05/01/2032 75 80
3.00%, 12/01/2032 342 362
3.00%, 12/01/2032 308 326
3.00%, 01/01/2033 473 499
3.00%, 02/01/2033 276 291
3.00%, 03/01/2033 244 260
3.00%, 04/01/2033 137 146
3.00%, 04/01/2033 116 124
3.00%, 06/01/2033 85 90
3.00%, 09/01/2033 117 125
3.00%, 09/01/2033 123 131
3.00%, 12/01/2034 32 34
3.00%, 01/01/2035 21 23
3.00%, 02/01/2035 31 34
3.00%, 05/01/2035 260 276
3.00%, 02/01/2036 60 64
3.00%, 09/01/2036 63 67
3.00%, 02/01/2037 70 74
3.00%, 05/01/2037 89 94
3.00%, 06/01/2037 93 98
3.00%, 07/01/2037 139 147
3.00%, 09/01/2037 30 32
3.00%, 01/01/2043 181 195
3.00%, 01/01/2043 177 189
3.00%, 02/01/2043 809 864
3.00%, 03/01/2043 460 492
3.00%, 04/01/2043 159 170
3.00%, 05/01/2043 159 170
3.00%, 06/01/2043 283 302
3.00%, 07/01/2043 508 542
3.00%, 07/01/2043 276 293
3.00%, 07/01/2043 272 288
3.00%, 07/01/2043 482 515
3.00%, 08/01/2043 64 69
3.00%, 08/01/2043 87 92
3.00%, 08/01/2043 868 927
3.00%, 08/01/2043 205 218
3.00%, 09/01/2043 320 341

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2043 $ 161 $ 172
3.00%, 09/01/2043 324 346
3.00%, 10/01/2043 124 132
3.00%, 10/01/2043 303 323
3.00%, 03/01/2045 278 294
3.00%, 04/01/2045 100 106
3.00%, 06/01/2045 369 390
3.00%, 07/01/2045 270 287
3.00%, 07/01/2045 216 229
3.00%, 08/01/2045 415 439
3.00%, 08/01/2045 139 147
3.00%, 08/01/2045 137 146
3.00%, 12/01/2045 580 613
3.00%, 03/01/2046 256 270
3.00%, 03/01/2046 58 60
3.00%, 04/01/2046 351 371
3.00%, 04/01/2046 44 47
3.00%, 05/01/2046 96 101
3.00%, 09/01/2046 420 444
3.00%, 10/01/2046 436 464
3.00%, 11/01/2046 708 747
3.00%, 11/01/2046 69 72
3.00%, 11/01/2046 393 415
3.00%, 11/01/2046 475 503
3.00%, 12/01/2046 527 558
3.00%, 12/01/2046 585 618
3.00%, 01/01/2047 801 850
3.00%, 03/01/2047 784 829
3.00%, 03/01/2048 304 319
3.50%, 10/01/2025 55 59
3.50%, 11/01/2025 76 81
3.50%, 12/01/2026 74 79
3.50%, 01/01/2029 86 92
3.50%, 01/01/2032 62 66
3.50%, 02/01/2032 38 41
3.50%, 03/01/2032 46 50
3.50%, 04/01/2032 46 49
3.50%, 08/01/2032 37 39
3.50%, 09/01/2033 143 153
3.50%, 01/01/2034 40 43
3.50%, 01/01/2035 81 88
3.50%, 02/01/2035 71 77
3.50%, 07/01/2035 103 111
3.50%, 09/01/2035 172 185
3.50%, 04/01/2037 47 51
3.50%, 06/01/2037 96 103
3.50%, 05/01/2041 119 126
3.50%, 02/01/2042 175 189
3.50%, 04/01/2042 60 65
3.50%, 06/01/2042 121 131
3.50%, 07/01/2042 196 212
3.50%, 07/01/2042 148 160
3.50%, 08/01/2042 87 93
3.50%, 08/01/2042 196 212
3.50%, 02/01/2044 349 376
3.50%, 06/01/2044 274 296
3.50%, 09/01/2044 147 158
3.50%, 02/01/2045 166 179
3.50%, 03/01/2045 240 258
3.50%, 06/01/2045 275 295
3.50%, 07/01/2045 452 486
3.50%, 09/01/2045 239 257
3.50%, 10/01/2045 269 289
3.50%, 11/01/2045 448 482
3.50%, 12/01/2045 363 390
3.50%, 12/01/2045 39 42
3.50%, 12/01/2045 304 326
3.50%, 01/01/2046 38 41
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2046 $ 126 $ 136
3.50%, 03/01/2046 1,161 1,248
3.50%, 03/01/2046 224 242
3.50%, 04/01/2046 285 306
3.50%, 05/01/2046 304 329
3.50%, 06/01/2046 355 378
3.50%, 08/01/2046 250 270
3.50%, 04/01/2047 367 391
3.50%, 11/01/2047 404 429
3.50%, 11/01/2047 259 275
3.50%, 05/01/2048 48 51
3.50%, 06/01/2048 397 424
3.50%, 06/01/2048 184 196
3.50%, 09/01/2048 114 121
4.00%, 06/01/2025 38 41
4.00%, 07/01/2025 62 66
4.00%, 12/01/2030 20 22
4.00%, 08/01/2031 19 21
4.00%, 10/01/2031 30 32
4.00%, 11/01/2031 9 10
4.00%, 12/01/2031 15 16
4.00%, 11/01/2033 41 45
4.00%, 01/01/2034 72 79
4.00%, 07/01/2035 28 31
4.00%, 03/01/2037 118 129
4.00%, 05/01/2038 46 50
4.00%, 02/01/2041 107 119
4.00%, 06/01/2042 74 82
4.00%, 06/01/2042 55 60
4.00%, 08/01/2043 511 566
4.00%, 01/01/2044 69 76
4.00%, 02/01/2044 200 221
4.00%, 03/01/2044 69 77
4.00%, 04/01/2044 200 219
4.00%, 05/01/2044 52 57
4.00%, 07/01/2044 115 126
4.00%, 07/01/2044 120 132
4.00%, 10/01/2044 141 155
4.00%, 11/01/2044 302 332
4.00%, 12/01/2044 307 337
4.00%, 01/01/2045 87 96
4.00%, 02/01/2045 102 112
4.00%, 04/01/2045 105 116
4.00%, 05/01/2045 61 67
4.00%, 06/01/2045 120 132
4.00%, 07/01/2045 121 132
4.00%, 08/01/2045 47 51
4.00%, 08/01/2045 433 474
4.00%, 08/01/2045 35 38
4.00%, 09/01/2045 88 94
4.00%, 09/01/2045 485 530
4.00%, 10/01/2045 485 530
4.00%, 11/01/2045 303 330
4.00%, 12/01/2045 137 149
4.00%, 03/01/2047 371 404
4.00%, 08/01/2047 433 466
4.00%, 10/01/2047 288 309
4.00%, 12/01/2047 470 506
4.00%, 07/01/2048 280 301
4.00%, 08/01/2048 166 178
4.00%, 09/01/2048 309 332
4.50%, 08/01/2023 20 21
4.50%, 05/01/2024 22 24
4.50%, 02/01/2030 6 7
4.50%, 08/01/2030 5 5
4.50%, 05/01/2031 7 7
4.50%, 06/01/2031 46 50
4.50%, 06/01/2039 70 78

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 10/01/2039 $ 49 $ 55
4.50%, 10/01/2040 73 81
4.50%, 03/01/2041 172 189
4.50%, 03/01/2041 166 184
4.50%, 09/01/2041 102 111
4.50%, 11/01/2041 146 164
4.50%, 09/01/2043 84 93
4.50%, 11/01/2043 47 52
4.50%, 11/01/2043 83 92
4.50%, 01/01/2044 79 88
4.50%, 01/01/2044 62 68
4.50%, 03/01/2044 91 102
4.50%, 05/01/2044 112 124
4.50%, 07/01/2044 52 58
4.50%, 09/01/2044 52 57
4.50%, 10/01/2045 92 101
4.50%, 02/01/2046 340 373
4.50%, 03/01/2047 68 74
4.50%, 03/01/2047 247 270
4.50%, 04/01/2047 52 56
4.50%, 06/01/2047 119 130
4.50%, 09/01/2047 129 141
4.50%, 11/01/2047 33 36
4.50%, 05/01/2048 108 117
4.50%, 07/01/2048 210 227
4.50%, 11/01/2048 116 125
4.50%, 01/01/2049 413 448
4.50%, 05/01/2049 885 959
5.00%, 09/01/2023 16 18
5.00%, 04/01/2024 9 10
5.00%, 01/01/2025 36 39
5.00%, 12/01/2027 18 20
5.00%, 02/01/2030 3 3
5.00%, 03/01/2030 2 2
5.00%, 04/01/2034 66 74
5.00%, 06/01/2035 75 85
5.00%, 01/01/2038 126 145
5.00%, 11/01/2038 99 114
5.00%, 12/01/2038 114 130
5.00%, 09/01/2039 177 203
5.00%, 01/01/2040 126 144
5.00%, 05/01/2040 55 62
5.00%, 04/01/2041 65 74
5.00%, 06/01/2041 65 72
5.00%, 11/01/2041 68 75
5.00%, 11/01/2041 62 71
5.50%, 01/01/2028 42 47
5.50%, 04/01/2036 52 60
5.50%, 12/01/2036 69 80
5.50%, 12/01/2036 69 80
5.50%, 03/01/2039 105 122
5.50%, 04/01/2039 65 75
5.50%, 02/01/2040 98 113
5.50%, 06/01/2041 147 171
6.00%, 02/01/2027 5 5
$ 53,624
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .75%
1.50%, 03/01/2036 5,387 5,445
1.50%, 10/01/2036
(k)
10,000 10,099
2.00%, 09/01/2028 80 83
2.00%, 05/01/2030 152 157
2.00%, 04/01/2032 81 84
2.00%, 05/01/2036 4,373 4,535
2.00%, 06/01/2036 3,885 4,008
2.00%, 10/01/2036
(k)
27,300 28,116
2.00%, 04/01/2051 34,181 34,496
2.00%, 04/01/2051 15,628 15,768
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 04/01/2051 $ 5,847 $ 5,895
2.00%, 04/01/2051 9,569 9,643
2.00%, 04/01/2051 9,655 9,779
2.00%, 05/01/2051 19,573 19,724
2.00%, 06/01/2051 7,736 7,763
2.00%, 07/01/2051 8,599 8,628
2.00%, 09/01/2051 11,000 11,038
2.00%, 10/01/2051
(k)
32,500 32,588
2.50%, 01/01/2028 84 88
2.50%, 07/01/2028 101 106
2.50%, 08/01/2028 109 114
2.50%, 08/01/2028 56 58
2.50%, 09/01/2028 119 124
2.50%, 07/01/2029 196 204
2.50%, 07/01/2029 60 62
2.50%, 07/01/2029 37 38
2.50%, 09/01/2029 130 136
2.50%, 12/01/2029 72 75
2.50%, 01/01/2030 106 111
2.50%, 04/01/2030 127 133
2.50%, 05/01/2030 284 297
2.50%, 06/01/2030 145 151
2.50%, 08/01/2030 67 70
2.50%, 08/01/2030 346 362
2.50%, 01/01/2031 120 126
2.50%, 01/01/2031 144 151
2.50%, 02/01/2031 136 142
2.50%, 02/01/2031 189 198
2.50%, 05/01/2031 78 81
2.50%, 06/01/2031 137 144
2.50%, 11/01/2031 1,415 1,481
2.50%, 12/01/2031 230 241
2.50%, 01/01/2032 497 520
2.50%, 01/01/2032 277 290
2.50%, 02/01/2032 396 415
2.50%, 03/01/2032 143 150
2.50%, 03/01/2032 72 75
2.50%, 11/01/2032 25 25
2.50%, 12/01/2032 74 78
2.50%, 01/01/2033 91 95
2.50%, 02/01/2033 342 358
2.50%, 04/01/2033 690 720
2.50%, 07/01/2033 56 58
2.50%, 10/01/2034 770 804
2.50%, 02/01/2035 1,930 2,015
2.50%, 06/01/2035 2,665 2,776
2.50%, 10/01/2036
(k)
4,500 4,688
2.50%, 10/01/2036 24 25
2.50%, 10/01/2036 54 56
2.50%, 12/01/2036 108 112
2.50%, 07/01/2040 2,219 2,295
2.50%, 01/01/2043 322 336
2.50%, 08/01/2043 94 98
2.50%, 10/01/2043 200 208
2.50%, 12/01/2046 81 83
2.50%, 07/01/2050 5,199 5,395
2.50%, 08/01/2050 2,760 2,862
2.50%, 09/01/2050 5,826 6,028
2.50%, 10/01/2050 4,278 4,430
2.50%, 07/01/2051 2,390 2,466
2.50%, 07/01/2051 3,905 4,030
2.50%, 08/01/2051 4,173 4,306
2.50%, 09/01/2051 3,484 3,597
2.50%, 09/01/2051 9,980 10,343
2.50%, 10/01/2051
(k)
69,000 71,143
3.00%, 11/01/2026 62 65
3.00%, 02/01/2027 110 115

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2027 $ 543 $ 574
3.00%, 08/01/2027 83 88
3.00%, 10/01/2028 243 256
3.00%, 11/01/2028 92 97
3.00%, 02/01/2029 72 76
3.00%, 03/01/2029 95 100
3.00%, 03/01/2029 126 133
3.00%, 04/01/2029 104 109
3.00%, 05/01/2029 127 134
3.00%, 06/01/2029 68 72
3.00%, 08/01/2029 54 57
3.00%, 10/01/2029 55 58
3.00%, 10/01/2029 55 58
3.00%, 10/01/2029 65 68
3.00%, 11/01/2029 68 72
3.00%, 01/01/2030 290 306
3.00%, 01/01/2030 277 293
3.00%, 01/01/2030 111 117
3.00%, 03/01/2030 172 182
3.00%, 06/01/2030 153 161
3.00%, 06/01/2030 136 144
3.00%, 09/01/2030 59 63
3.00%, 09/01/2030 238 252
3.00%, 10/01/2030 168 178
3.00%, 02/01/2031 69 73
3.00%, 04/01/2032 750 798
3.00%, 05/01/2032 97 103
3.00%, 08/01/2032 147 157
3.00%, 01/01/2033 26 28
3.00%, 02/01/2033 1,410 1,489
3.00%, 02/01/2033 534 565
3.00%, 08/01/2033 433 463
3.00%, 05/01/2034 75 80
3.00%, 05/01/2034 119 125
3.00%, 08/01/2034 315 337
3.00%, 10/01/2034 31 33
3.00%, 11/01/2034 94 100
3.00%, 12/01/2034 1,250 1,319
3.00%, 02/01/2035 90 95
3.00%, 02/01/2035 98 105
3.00%, 03/01/2035 42 45
3.00%, 04/01/2035 42 45
3.00%, 06/01/2035 109 116
3.00%, 07/01/2035 40 43
3.00%, 11/01/2035 59 63
3.00%, 07/01/2036 87 92
3.00%, 12/01/2036 287 305
3.00%, 12/01/2036 194 206
3.00%, 12/01/2036 137 146
3.00%, 02/01/2037 120 127
3.00%, 02/01/2037 18 19
3.00%, 04/01/2037 59 62
3.00%, 04/01/2037 90 95
3.00%, 07/01/2037 37 39
3.00%, 08/01/2037 56 59
3.00%, 09/01/2037 151 160
3.00%, 06/01/2040 1,904 1,993
3.00%, 04/01/2042 97 104
3.00%, 09/01/2042 52 55
3.00%, 12/01/2042 103 112
3.00%, 02/01/2043 504 538
3.00%, 02/01/2043 329 356
3.00%, 02/01/2043 256 273
3.00%, 04/01/2043 272 290
3.00%, 04/01/2043 277 296
3.00%, 04/01/2043 546 583
3.00%, 04/01/2043 199 213
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2043 $ 138 $ 146
3.00%, 04/01/2043 136 145
3.00%, 04/01/2043 199 213
3.00%, 04/01/2043 320 342
3.00%, 04/01/2043 200 213
3.00%, 05/01/2043 200 213
3.00%, 05/01/2043 250 267
3.00%, 05/01/2043 131 140
3.00%, 05/01/2043 25 26
3.00%, 06/01/2043 424 450
3.00%, 06/01/2043 197 209
3.00%, 06/01/2043 263 280
3.00%, 06/01/2043 181 193
3.00%, 06/01/2043 466 502
3.00%, 07/01/2043 73 77
3.00%, 07/01/2043 143 153
3.00%, 07/01/2043 325 347
3.00%, 08/01/2043 92 98
3.00%, 08/01/2043 459 490
3.00%, 08/01/2043 80 84
3.00%, 08/01/2043 315 335
3.00%, 08/01/2043 61 65
3.00%, 08/01/2043 177 189
3.00%, 09/01/2043 194 207
3.00%, 09/01/2043 382 408
3.00%, 10/01/2043 471 502
3.00%, 10/01/2043 37 39
3.00%, 11/01/2043 159 170
3.00%, 11/01/2043 63 68
3.00%, 11/01/2043 88 94
3.00%, 01/01/2044 86 91
3.00%, 01/01/2045 216 228
3.00%, 05/01/2045 338 358
3.00%, 09/01/2045 51 54
3.00%, 10/01/2045 209 221
3.00%, 11/01/2045 112 118
3.00%, 11/01/2045 50 53
3.00%, 12/01/2045 288 305
3.00%, 01/01/2046 196 207
3.00%, 02/01/2046 108 113
3.00%, 02/01/2046 301 318
3.00%, 02/01/2046 329 348
3.00%, 04/01/2046 61 65
3.00%, 05/01/2046 177 187
3.00%, 05/01/2046 128 135
3.00%, 05/01/2046 51 54
3.00%, 06/01/2046 102 108
3.00%, 08/01/2046 154 164
3.00%, 08/01/2046 232 244
3.00%, 09/01/2046 75 79
3.00%, 09/01/2046 153 163
3.00%, 10/01/2046 705 747
3.00%, 10/01/2046 88 94
3.00%, 11/01/2046 356 376
3.00%, 11/01/2046 53 56
3.00%, 11/01/2046 61 65
3.00%, 11/01/2046 311 329
3.00%, 11/01/2046 509 541
3.00%, 11/01/2046 452 480
3.00%, 12/01/2046 540 572
3.00%, 12/01/2046 976 1,038
3.00%, 01/01/2047 547 578
3.00%, 01/01/2047 280 296
3.00%, 02/01/2047 399 422
3.00%, 02/01/2047 103 109
3.00%, 05/01/2047 213 226
3.00%, 10/01/2048 31 32

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 09/01/2049 $ 3,048 $ 3,196
3.00%, 10/01/2049 868 912
3.00%, 10/01/2049 6,571 6,916
3.00%, 11/01/2049 1,555 1,630
3.00%, 11/01/2049 472 495
3.00%, 11/01/2049 2,048 2,177
3.00%, 11/01/2049 1,064 1,119
3.00%, 12/01/2049 5,282 5,612
3.00%, 03/01/2050 5,050 5,386
3.00%, 03/01/2050 4,258 4,512
3.00%, 06/01/2050 3,626 3,846
3.00%, 07/01/2050 8,932 9,436
3.00%, 07/01/2050 1,980 2,079
3.00%, 10/01/2050 2,918 3,072
3.50%, 10/01/2025 93 99
3.50%, 11/01/2025 133 142
3.50%, 11/01/2025 52 56
3.50%, 01/01/2026 88 94
3.50%, 03/01/2026 109 116
3.50%, 12/01/2026 101 107
3.50%, 02/01/2027 57 60
3.50%, 11/01/2028 101 109
3.50%, 12/01/2028 56 60
3.50%, 03/01/2029 89 95
3.50%, 01/01/2031 4 5
3.50%, 04/01/2031 9 10
3.50%, 02/01/2032 41 43
3.50%, 04/01/2032 38 42
3.50%, 05/01/2032 84 90
3.50%, 06/01/2032 174 186
3.50%, 07/01/2032 56 60
3.50%, 09/01/2032 81 87
3.50%, 12/01/2032 1,941 2,089
3.50%, 09/01/2033 43 47
3.50%, 09/01/2033 67 71
3.50%, 10/01/2033 92 100
3.50%, 10/01/2033 261 278
3.50%, 11/01/2033 95 103
3.50%, 01/01/2034 61 66
3.50%, 06/01/2034 106 115
3.50%, 08/01/2034 27 29
3.50%, 11/01/2034 64 69
3.50%, 02/01/2035 1,141 1,223
3.50%, 12/01/2035 130 140
3.50%, 07/01/2036 137 148
3.50%, 02/01/2037 100 107
3.50%, 03/01/2037 117 124
3.50%, 05/01/2037 22 24
3.50%, 07/01/2037 46 49
3.50%, 10/01/2037 52 56
3.50%, 01/01/2038 142 151
3.50%, 01/01/2041 472 513
3.50%, 03/01/2041 663 718
3.50%, 10/01/2041 59 64
3.50%, 12/01/2041 208 226
3.50%, 12/01/2041 194 211
3.50%, 01/01/2042 71 77
3.50%, 03/01/2042 65 70
3.50%, 03/01/2042 179 194
3.50%, 03/01/2042 47 51
3.50%, 05/01/2042 335 362
3.50%, 05/01/2042 52 56
3.50%, 07/01/2042 87 95
3.50%, 07/01/2042 46 50
3.50%, 10/01/2042 378 409
3.50%, 04/01/2043 127 138
3.50%, 05/01/2043 367 399
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 05/01/2043 $ 296 $ 324
3.50%, 05/01/2043 123 133
3.50%, 06/01/2043 318 348
3.50%, 07/01/2043 367 398
3.50%, 07/01/2043 166 181
3.50%, 08/01/2043 83 90
3.50%, 08/01/2043 267 290
3.50%, 09/01/2043 94 102
3.50%, 12/01/2043 68 73
3.50%, 01/01/2044 1,043 1,135
3.50%, 02/01/2044 79 85
3.50%, 07/01/2044 522 567
3.50%, 10/01/2044 89 96
3.50%, 10/01/2044 224 241
3.50%, 11/01/2044 227 245
3.50%, 12/01/2044 232 250
3.50%, 12/01/2044 166 178
3.50%, 12/01/2044 47 50
3.50%, 01/01/2045 255 275
3.50%, 04/01/2045 231 249
3.50%, 05/01/2045 91 98
3.50%, 07/01/2045 44 47
3.50%, 07/01/2045 246 264
3.50%, 08/01/2045 228 245
3.50%, 08/01/2045 254 273
3.50%, 09/01/2045 120 130
3.50%, 09/01/2045 337 362
3.50%, 09/01/2045 269 289
3.50%, 11/01/2045 202 217
3.50%, 11/01/2045 109 117
3.50%, 12/01/2045 210 226
3.50%, 12/01/2045 377 403
3.50%, 12/01/2045 282 303
3.50%, 01/01/2046 312 335
3.50%, 01/01/2046 431 463
3.50%, 02/01/2046 78 83
3.50%, 02/01/2046 175 188
3.50%, 03/01/2046 276 295
3.50%, 03/01/2046 249 266
3.50%, 05/01/2046 290 311
3.50%, 06/01/2046 54 57
3.50%, 07/01/2046 256 274
3.50%, 09/01/2046 229 246
3.50%, 11/01/2046 459 493
3.50%, 12/01/2046 276 295
3.50%, 01/01/2047 600 642
3.50%, 02/01/2047 426 455
3.50%, 03/01/2047 54 58
3.50%, 09/01/2047 132 140
3.50%, 11/01/2047 533 568
3.50%, 01/01/2048 507 538
3.50%, 02/01/2048 51 54
3.50%, 02/01/2048 453 481
3.50%, 03/01/2048 330 351
3.50%, 04/01/2048 202 215
3.50%, 10/01/2048 48 50
3.50%, 10/01/2048 44 47
3.50%, 04/01/2049 410 436
3.50%, 06/01/2049 693 732
3.50%, 06/01/2049 835 883
3.50%, 06/01/2049 641 680
3.50%, 07/01/2049 953 1,009
3.50%, 07/01/2049 1,908 2,019
3.50%, 07/01/2049 1,844 1,955
3.50%, 08/01/2049 1,371 1,450
3.50%, 09/01/2049 1,046 1,106
3.50%, 11/01/2049 5,121 5,463

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2049 $ 1,679 $ 1,778
3.50%, 11/01/2049 2,068 2,189
3.50%, 05/01/2050 2,422 2,563
3.50%, 09/01/2050 2,306 2,477
4.00%, 07/01/2025 75 79
4.00%, 04/01/2029 2 3
4.00%, 10/01/2030 7 7
4.00%, 12/01/2030 61 66
4.00%, 02/01/2031 21 22
4.00%, 03/01/2031 430 457
4.00%, 07/01/2031 13 15
4.00%, 10/01/2031 55 60
4.00%, 11/01/2031 13 14
4.00%, 12/01/2031 11 12
4.00%, 01/01/2032 16 17
4.00%, 09/01/2033 113 124
4.00%, 01/01/2036 106 115
4.00%, 02/01/2036 73 80
4.00%, 06/01/2036 64 70
4.00%, 01/01/2037 89 98
4.00%, 02/01/2037 205 225
4.00%, 07/01/2038 143 154
4.00%, 02/01/2039 40 43
4.00%, 10/01/2039 64 70
4.00%, 01/01/2041 202 224
4.00%, 02/01/2041 51 57
4.00%, 02/01/2041 144 158
4.00%, 09/01/2041 78 86
4.00%, 02/01/2043 73 81
4.00%, 12/01/2043 72 80
4.00%, 01/01/2044 216 238
4.00%, 06/01/2044 178 196
4.00%, 06/01/2044 92 101
4.00%, 07/01/2044 128 140
4.00%, 07/01/2044 147 161
4.00%, 09/01/2044 76 84
4.00%, 10/01/2044 215 235
4.00%, 10/01/2044 122 134
4.00%, 11/01/2044 144 159
4.00%, 12/01/2044 41 45
4.00%, 12/01/2044 196 215
4.00%, 01/01/2045 40 44
4.00%, 02/01/2045 136 150
4.00%, 02/01/2045 81 89
4.00%, 02/01/2045 182 199
4.00%, 07/01/2045 170 187
4.00%, 07/01/2045 99 108
4.00%, 09/01/2045 175 191
4.00%, 10/01/2045 42 46
4.00%, 10/01/2045 153 168
4.00%, 11/01/2045 60 65
4.00%, 11/01/2045 253 277
4.00%, 12/01/2045 106 116
4.00%, 12/01/2045 63 69
4.00%, 01/01/2046 255 281
4.00%, 02/01/2046 242 264
4.00%, 02/01/2046 53 58
4.00%, 03/01/2046 82 89
4.00%, 03/01/2046 65 71
4.00%, 04/01/2046 127 139
4.00%, 07/01/2046 236 257
4.00%, 04/01/2047 358 388
4.00%, 06/01/2047 263 284
4.00%, 08/01/2047 192 207
4.00%, 08/01/2047 415 447
4.00%, 08/01/2047 326 351
4.00%, 08/01/2047 55 60
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2047 $ 382 $ 411
4.00%, 11/01/2047 740 798
4.00%, 01/01/2048 605 654
4.00%, 02/01/2048 276 296
4.00%, 03/01/2048 133 143
4.00%, 03/01/2048 5,164 5,585
4.00%, 05/01/2048 977 1,055
4.00%, 06/01/2048 213 229
4.00%, 06/01/2048 558 598
4.00%, 07/01/2048 164 176
4.00%, 08/01/2048 85 92
4.00%, 08/01/2048 78 84
4.00%, 09/01/2048 322 346
4.00%, 09/01/2048 235 252
4.00%, 01/01/2049 2,910 3,174
4.00%, 01/01/2049 1,620 1,750
4.00%, 03/01/2049 236 253
4.00%, 04/01/2049 327 350
4.00%, 04/01/2049 430 461
4.00%, 07/01/2049 1,502 1,610
4.00%, 08/01/2049 1,174 1,256
4.00%, 10/01/2049 491 533
4.00%, 10/01/2049 924 994
4.00%, 11/01/2049 813 872
4.00%, 04/01/2050 2,897 3,153
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 6 6
4.50%, 04/01/2030 2 2
4.50%, 08/01/2030 41 45
4.50%, 09/01/2030 34 37
4.50%, 01/01/2031 7 8
4.50%, 04/01/2031 4 4
4.50%, 05/01/2031 7 7
4.50%, 07/01/2031 28 30
4.50%, 08/01/2031 15 17
4.50%, 02/01/2035 67 75
4.50%, 08/01/2040 47 52
4.50%, 08/01/2040 129 144
4.50%, 06/01/2041 64 71
4.50%, 09/01/2041 112 125
4.50%, 09/01/2043 58 64
4.50%, 10/01/2043 110 123
4.50%, 01/01/2044 234 261
4.50%, 01/01/2044 380 425
4.50%, 02/01/2044 143 157
4.50%, 03/01/2044 86 96
4.50%, 03/01/2044 96 104
4.50%, 05/01/2044 79 88
4.50%, 05/01/2044 64 72
4.50%, 05/01/2044 285 318
4.50%, 06/01/2044 137 152
4.50%, 08/01/2044 111 122
4.50%, 08/01/2044 113 126
4.50%, 12/01/2044 273 305
4.50%, 04/01/2046 91 99
4.50%, 08/01/2046 94 102
4.50%, 01/01/2047 83 91
4.50%, 02/01/2047 140 153
4.50%, 02/01/2047 55 60
4.50%, 03/01/2047 114 124
4.50%, 10/01/2047 110 120
4.50%, 11/01/2047 198 216
4.50%, 02/01/2048 156 170
4.50%, 04/01/2048 433 468
4.50%, 05/01/2048 262 284
4.50%, 07/01/2048 3,229 3,495
4.50%, 08/01/2048 80 87

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2048 $ 62 $ 67
4.50%, 10/01/2048 696 754
4.50%, 10/01/2048 393 426
4.50%, 12/01/2048 1,666 1,816
4.50%, 03/01/2049 3,164 3,426
4.50%, 04/01/2049 344 371
4.50%, 05/01/2049 2,584 2,821
4.50%, 07/01/2049 482 522
4.50%, 07/01/2049 934 1,011
4.50%, 09/01/2049 3,883 4,206
4.50%, 09/01/2049 620 672
5.00%, 07/01/2024 1 2
5.00%, 04/01/2029 5 5
5.00%, 09/01/2029 63 70
5.00%, 03/01/2030 8 8
5.00%, 08/01/2030 10 11
5.00%, 07/01/2035 82 93
5.00%, 04/01/2037 136 151
5.00%, 01/01/2039 177 199
5.00%, 07/01/2039 74 84
5.00%, 07/01/2039 81 92
5.00%, 02/01/2041 79 89
5.00%, 02/01/2041 145 165
5.00%, 05/01/2042 193 220
5.00%, 03/01/2044 114 127
5.00%, 03/01/2044 88 97
5.00%, 05/01/2044 63 70
5.00%, 11/01/2044 127 142
5.00%, 04/01/2048 192 212
5.00%, 09/01/2048 994 1,096
5.00%, 05/01/2049 88 97
5.00%, 06/01/2049 641 706
5.00%, 07/01/2049 324 357
5.00%, 08/01/2049 436 481
5.50%, 01/01/2023 1 1
5.50%, 07/01/2023 1 1
5.50%, 08/01/2023 9 10
5.50%, 10/01/2023 14 16
5.50%, 11/01/2023 18 20
5.50%, 02/01/2026 25 28
5.50%, 03/01/2027 26 30
5.50%, 06/01/2028 3 3
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 2 2
5.50%, 01/01/2029 11 13
5.50%, 12/01/2029 6 7
5.50%, 11/01/2035 136 158
5.50%, 12/01/2036 64 75
5.50%, 03/01/2037 94 109
5.50%, 08/01/2037 65 76
5.50%, 08/01/2037 86 100
5.50%, 08/01/2037 70 81
5.50%, 05/01/2038 119 139
5.50%, 06/01/2038 59 69
6.00%, 05/01/2041 117 138
6.50%, 01/01/2038 64 73
$ 540,371
Government National Mortgage Association (GNMA) - 6 .06%
2.00%, 10/01/2051 35,500 36,012
2.50%, 03/20/2028 53 55
2.50%, 07/20/2028 54 56
2.50%, 03/20/2031 63 65
2.50%, 05/20/2032 81 85
2.50%, 07/20/2043 116 122
2.50%, 06/20/2045 68 70
2.50%, 12/20/2046 145 150
2.50%, 01/20/2047 216 224
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 10/01/2051 $ 39,500 $ 40,776
3.00%, 07/20/2030 107 113
3.00%, 01/20/2031 68 72
3.00%, 07/20/2032 81 85
3.00%, 01/20/2033 37 39
3.00%, 09/20/2042 710 751
3.00%, 10/15/2042 191 201
3.00%, 12/20/2042 202 214
3.00%, 01/20/2043 282 298
3.00%, 03/20/2043 141 151
3.00%, 03/20/2043 376 398
3.00%, 04/20/2043 488 517
3.00%, 06/15/2043 172 183
3.00%, 06/20/2043 106 113
3.00%, 07/15/2043 56 59
3.00%, 08/15/2043 87 92
3.00%, 08/15/2043 111 117
3.00%, 08/20/2043 50 53
3.00%, 09/20/2043 194 205
3.00%, 10/20/2043 102 108
3.00%, 11/20/2043 74 79
3.00%, 03/20/2044 155 164
3.00%, 08/20/2044 588 622
3.00%, 11/15/2044 239 262
3.00%, 11/20/2044 195 207
3.00%, 12/20/2044 199 210
3.00%, 02/15/2045 190 208
3.00%, 05/20/2045 178 188
3.00%, 07/15/2045 85 89
3.00%, 07/20/2045 1,370 1,444
3.00%, 08/15/2045 171 188
3.00%, 08/20/2045 423 446
3.00%, 10/20/2045 379 399
3.00%, 11/20/2045 221 233
3.00%, 12/20/2045 309 326
3.00%, 01/20/2046 78 82
3.00%, 02/20/2046 103 108
3.00%, 03/20/2046 503 530
3.00%, 04/20/2046 329 346
3.00%, 05/20/2046 298 313
3.00%, 06/20/2046 453 477
3.00%, 07/20/2046 1,364 1,436
3.00%, 08/20/2046 932 982
3.00%, 09/20/2046 551 580
3.00%, 10/20/2046 363 382
3.00%, 11/20/2046 232 248
3.00%, 11/20/2046 553 582
3.00%, 12/20/2046 669 705
3.00%, 01/20/2047 444 467
3.00%, 07/20/2047 21 22
3.00%, 10/20/2047 466 490
3.00%, 11/20/2047 222 234
3.00%, 12/20/2047 735 772
3.00%, 01/20/2048 316 332
3.00%, 02/20/2048 337 353
3.00%, 03/20/2048 315 330
3.00%, 11/20/2049 12,362 12,931
3.00%, 10/01/2051 12,000 12,537
3.50%, 09/20/2028 71 76
3.50%, 04/20/2042 473 512
3.50%, 05/20/2042 500 541
3.50%, 06/20/2042 139 150
3.50%, 07/20/2042 555 600
3.50%, 10/20/2042 339 366
3.50%, 01/15/2043 121 130
3.50%, 01/20/2043 181 196
3.50%, 02/20/2043 554 599
3.50%, 03/20/2043 250 270

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 03/20/2043 $ 517 $ 559
3.50%, 04/15/2043 64 69
3.50%, 04/20/2043 499 540
3.50%, 04/20/2043 354 383
3.50%, 07/20/2043 603 652
3.50%, 08/15/2043 50 53
3.50%, 08/20/2043 468 506
3.50%, 09/20/2043 308 333
3.50%, 07/20/2044 345 371
3.50%, 08/20/2044 366 393
3.50%, 09/20/2044 138 148
3.50%, 10/20/2044 145 156
3.50%, 11/20/2044 158 169
3.50%, 12/20/2044 174 187
3.50%, 02/20/2045 172 184
3.50%, 05/20/2045 230 245
3.50%, 06/20/2045 48 51
3.50%, 07/20/2045 344 368
3.50%, 08/20/2045 159 169
3.50%, 09/20/2045 84 90
3.50%, 10/20/2045 627 668
3.50%, 11/20/2045 515 551
3.50%, 12/20/2045 328 350
3.50%, 01/20/2046 817 872
3.50%, 02/20/2046 45 48
3.50%, 03/20/2046 4,236 4,506
3.50%, 04/20/2046 330 350
3.50%, 05/20/2046 450 478
3.50%, 06/20/2046 1,976 2,102
3.50%, 07/15/2046 43 46
3.50%, 07/20/2046 235 249
3.50%, 08/20/2046 1,043 1,110
3.50%, 09/20/2046 436 463
3.50%, 10/20/2046 521 554
3.50%, 11/20/2046 397 421
3.50%, 12/20/2046 432 459
3.50%, 01/20/2047 438 465
3.50%, 02/20/2047 256 272
3.50%, 03/20/2047 349 370
3.50%, 04/20/2047 831 874
3.50%, 05/20/2047 249 264
3.50%, 06/20/2047 385 408
3.50%, 07/20/2047 702 743
3.50%, 08/20/2047 1,116 1,183
3.50%, 09/20/2047 83 88
3.50%, 10/20/2047 278 296
3.50%, 11/20/2047 363 385
3.50%, 12/20/2047 415 440
3.50%, 01/20/2048 591 628
3.50%, 02/20/2048 91 96
3.50%, 07/20/2048 180 190
4.00%, 08/15/2040 45 50
4.00%, 12/20/2040 22 24
4.00%, 08/15/2041 37 41
4.00%, 11/15/2041 63 70
4.00%, 03/15/2042 43 46
4.00%, 03/20/2042 98 108
4.00%, 04/20/2042 87 95
4.00%, 05/15/2042 94 101
4.00%, 10/20/2043 48 53
4.00%, 11/20/2043 113 123
4.00%, 02/20/2044 271 296
4.00%, 03/15/2044 90 99
4.00%, 05/20/2044 176 192
4.00%, 06/20/2044 130 142
4.00%, 07/20/2044 532 581
4.00%, 08/20/2044 377 412
4.00%, 09/20/2044 343 374
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 10/20/2044 $ 454 $ 496
4.00%, 11/20/2044 202 221
4.00%, 12/20/2044 367 400
4.00%, 01/20/2045 307 335
4.00%, 04/20/2045 195 213
4.00%, 05/15/2045 92 101
4.00%, 07/20/2045 74 81
4.00%, 08/20/2045 193 210
4.00%, 09/20/2045 272 297
4.00%, 10/20/2045 145 156
4.00%, 11/20/2045 53 58
4.00%, 12/15/2045 55 60
4.00%, 12/20/2045 135 148
4.00%, 01/20/2046 84 92
4.00%, 02/20/2046 124 135
4.00%, 04/20/2046 205 220
4.00%, 05/20/2046 102 110
4.00%, 07/20/2046 215 230
4.00%, 01/20/2047 427 457
4.00%, 02/20/2047 335 359
4.00%, 03/20/2047 308 330
4.00%, 05/20/2047 415 445
4.00%, 06/20/2047 416 446
4.00%, 07/20/2047 1,037 1,111
4.00%, 08/20/2047 49 52
4.00%, 09/20/2047 3,225 3,455
4.00%, 10/20/2047 239 256
4.50%, 02/15/2039 90 101
4.50%, 05/15/2039 63 71
4.50%, 11/15/2039 204 240
4.50%, 04/15/2040 184 208
4.50%, 01/20/2041 28 31
4.50%, 02/20/2041 26 29
4.50%, 03/20/2041 20 22
4.50%, 07/15/2041 72 81
4.50%, 05/20/2043 82 92
4.50%, 06/20/2043 92 102
4.50%, 10/20/2043 77 86
4.50%, 11/20/2043 250 279
4.50%, 03/20/2044 356 397
4.50%, 04/20/2044 16 17
4.50%, 05/20/2044 256 286
4.50%, 07/20/2044 134 150
4.50%, 12/20/2044 56 62
4.50%, 02/20/2045 150 167
4.50%, 03/20/2045 63 71
4.50%, 04/20/2045 77 86
4.50%, 06/20/2046 76 84
4.50%, 12/20/2046 233 260
4.50%, 02/20/2047 144 157
4.50%, 04/20/2047 100 109
4.50%, 06/15/2047 100 111
4.50%, 08/20/2047 209 227
4.50%, 10/20/2047 103 111
4.50%, 02/20/2048 1,761 1,901
4.50%, 05/20/2048 1,232 1,315
4.50%, 08/20/2048 306 328
4.50%, 10/20/2048 189 201
4.50%, 11/20/2048 287 307
4.50%, 12/20/2048 82 88
5.00%, 07/15/2035 57 65
5.00%, 04/15/2041 204 235
5.00%, 08/20/2041 56 64
5.00%, 04/20/2042 45 51
5.00%, 12/20/2042 134 152
5.00%, 07/20/2043 75 85
5.00%, 02/20/2044 82 93
5.00%, 03/20/2044 52 60

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 12/20/2045 $ 72 $ 82
5.00%, 03/20/2048 74 81
5.00%, 06/20/2048 1,403 1,516
5.00%, 10/20/2048 98 105
5.50%, 01/15/2040 64 75
5.50%, 06/20/2040 29 33
5.50%, 01/20/2041 131 154
5.50%, 10/20/2042 57 68
5.50%, 09/20/2043 65 76
6.00%, 04/15/2035 8 9
$ 174,745
U.S. Treasury - 38 .43%
0.13%, 10/31/2022 3,100 3,100
0.13%, 11/30/2022 7,125 7,124
0.13%, 01/31/2023 4,370 4,368
0.13%, 04/30/2023 5,465 5,458
0.13%, 05/15/2023 11,175 11,159
0.13%, 07/31/2023 19,515 19,473
0.13%, 08/15/2023 4,985 4,973
0.13%, 09/15/2023 4,650 4,636
0.13%, 10/15/2023 16,710 16,650
0.25%, 04/15/2023 8,470 8,476
0.25%, 06/15/2023 4,000 4,001
0.25%, 05/31/2025 2,360 2,320
0.25%, 06/30/2025 7,025 6,900
0.25%, 07/31/2025 16,325 16,013
0.25%, 08/31/2025 9,680 9,482
0.25%, 09/30/2025 12,000 11,743
0.25%, 10/31/2025 2,345 2,291
0.38%, 04/30/2025 8,100 8,010
0.38%, 11/30/2025 4,675 4,586
0.38%, 01/31/2026 10,575 10,348
0.38%, 07/31/2027 8,175 7,824
0.38%, 09/30/2027 3,705 3,535
0.50%, 03/15/2023 1,725 1,733
0.50%, 03/31/2025 4,250 4,226
0.50%, 02/28/2026 3,990 3,923
0.50%, 04/30/2027 4,440 4,296
0.50%, 05/31/2027 3,290 3,178
0.50%, 06/30/2027 2,265 2,186
0.50%, 08/31/2027 5,260 5,063
0.50%, 10/31/2027 3,810 3,657
0.63%, 07/31/2026 4,210 4,143
0.63%, 03/31/2027 5,975 5,831
0.63%, 11/30/2027 2,250 2,173
0.63%, 12/31/2027 9,865 9,517
0.63%, 05/15/2030 6,235 5,820
0.63%, 08/15/2030 15,650 14,559
0.75%, 03/31/2026 8,220 8,162
0.75%, 01/31/2028 11,495 11,162
0.88%, 11/15/2030 8,185 7,767
1.00%, 07/31/2028 1,705 1,672
1.13%, 02/28/2025 8,950 9,099
1.13%, 02/28/2027 2,670 2,679
1.13%, 02/29/2028 6,795 6,752
1.13%, 02/15/2031 15,070 14,597
1.13%, 05/15/2040 3,760 3,250
1.13%, 08/15/2040 1,470 1,265
1.25%, 07/31/2023 5,650 5,753
1.25%, 08/31/2024 7,600 7,764
1.25%, 03/31/2028 7,125 7,125
1.25%, 04/30/2028 2,000 1,999
1.25%, 05/31/2028 8,315 8,303
1.25%, 05/15/2050 8,675 7,097
1.38%, 10/15/2022 7,645 7,745
1.38%, 06/30/2023 4,050 4,131
1.38%, 08/31/2023 13,785 14,075
1.38%, 09/30/2023 4,430 4,526
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 08/31/2026 $ 3,400 $ 3,465
1.38%, 11/15/2040 6,455 5,798
1.38%, 08/15/2050 7,480 6,312
1.50%, 02/28/2023 2,995 3,051
1.50%, 03/31/2023 3,340 3,406
1.50%, 09/30/2024 5,950 6,124
1.50%, 10/31/2024 1,000 1,029
1.50%, 11/30/2024 7,880 8,111
1.50%, 08/15/2026 15,150 15,531
1.50%, 02/15/2030 5,660 5,696
1.63%, 11/15/2022 2,790 2,837
1.63%, 12/15/2022 4,385 4,464
1.63%, 04/30/2023 3,000 3,067
1.63%, 10/31/2023 3,160 3,246
1.63%, 02/15/2026 3,315 3,420
1.63%, 05/15/2026 3,345 3,450
1.63%, 09/30/2026 1,265 1,304
1.63%, 11/30/2026 1,500 1,546
1.63%, 08/15/2029 3,750 3,819
1.63%, 05/15/2031 10,920 11,048
1.63%, 11/15/2050 7,525 6,760
1.75%, 01/31/2023 2,560 2,614
1.75%, 05/15/2023 15,112 15,488
1.75%, 06/30/2024 3,970 4,110
1.75%, 12/31/2024 5,620 5,831
1.75%, 11/15/2029 9,045 9,295
1.88%, 10/31/2022 7,105 7,240
1.88%, 08/31/2024 4,000 4,159
1.88%, 07/31/2026 7,400 7,721
1.88%, 02/15/2041 7,880 7,708
1.88%, 02/15/2051 7,680 7,324
2.00%, 10/31/2022 4,050 4,133
2.00%, 11/30/2022 3,615 3,694
2.00%, 02/15/2023 4,597 4,712
2.00%, 04/30/2024 4,035 4,198
2.00%, 05/31/2024 6,765 7,043
2.00%, 06/30/2024 5,195 5,412
2.00%, 02/15/2025 8,570 8,964
2.00%, 08/15/2025 4,850 5,079
2.00%, 11/15/2026 13,300 13,955
2.00%, 02/15/2050 4,900 4,814
2.13%, 12/31/2022 6,600 6,762
2.13%, 03/31/2024 3,525 3,675
2.13%, 07/31/2024 5,580 5,838
2.13%, 09/30/2024 4,770 4,997
2.13%, 11/30/2024 4,460 4,678
2.13%, 05/15/2025 8,950 9,406
2.13%, 05/31/2026 2,000 2,109
2.25%, 12/31/2023 3,655 3,810
2.25%, 01/31/2024 1,475 1,540
2.25%, 04/30/2024 4,850 5,077
2.25%, 10/31/2024 3,336 3,510
2.25%, 11/15/2024 8,963 9,434
2.25%, 12/31/2024 3,000 3,160
2.25%, 11/15/2025 2,500 2,644
2.25%, 03/31/2026 5,000 5,298
2.25%, 02/15/2027 8,160 8,667
2.25%, 08/15/2027 5,535 5,883
2.25%, 11/15/2027 9,840 10,460
2.25%, 05/15/2041 2,475 2,574
2.25%, 08/15/2046 4,700 4,854
2.25%, 08/15/2049 6,380 6,613
2.38%, 01/31/2023 4,235 4,360
2.38%, 02/29/2024 4,635 4,856
2.38%, 08/15/2024 4,595 4,842
2.38%, 04/30/2026 5,000 5,328
2.38%, 05/15/2027 8,780 9,391
2.38%, 05/15/2029 8,350 8,963

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 11/15/2049 $ 5,505 $ 5,859
2.38%, 05/15/2051 4,855 5,181
2.50%, 03/31/2023 4,560 4,718
2.50%, 08/15/2023 13,632 14,202
2.50%, 01/31/2024 4,530 4,754
2.50%, 05/15/2024 3,066 3,231
2.50%, 01/31/2025 3,300 3,506
2.50%, 02/15/2045 5,035 5,437
2.50%, 02/15/2046 2,925 3,163
2.50%, 05/15/2046 4,425 4,788
2.63%, 06/30/2023 4,360 4,542
2.63%, 03/31/2025 1,805 1,928
2.63%, 12/31/2025 5,000 5,370
2.63%, 02/15/2029 11,995 13,078
2.75%, 04/30/2023 4,205 4,374
2.75%, 08/31/2023 3,000 3,142
2.75%, 11/15/2023 5,656 5,947
2.75%, 02/15/2024 5,336 5,636
2.75%, 02/28/2025 9,505 10,187
2.75%, 06/30/2025 1,280 1,376
2.75%, 08/31/2025 5,225 5,623
2.75%, 02/15/2028 9,145 10,005
2.75%, 08/15/2042 1,591 1,790
2.75%, 11/15/2042 2,610 2,935
2.75%, 08/15/2047 4,550 5,164
2.75%, 11/15/2047 3,405 3,869
2.88%, 09/30/2023 1,095 1,151
2.88%, 10/31/2023 3,000 3,160
2.88%, 11/30/2023 2,935 3,096
2.88%, 04/30/2025 2,475 2,667
2.88%, 05/31/2025 4,120 4,443
2.88%, 07/31/2025 2,000 2,160
2.88%, 11/30/2025 3,435 3,722
2.88%, 05/15/2028 4,400 4,853
2.88%, 08/15/2028 11,395 12,587
2.88%, 05/15/2043 5,703 6,545
2.88%, 08/15/2045 4,255 4,906
2.88%, 11/15/2046 850 985
2.88%, 05/15/2049 5,720 6,692
3.00%, 09/30/2025 2,775 3,017
3.00%, 10/31/2025 4,500 4,897
3.00%, 05/15/2042 1,200 1,403
3.00%, 11/15/2044 4,995 5,865
3.00%, 05/15/2045 4,260 5,012
3.00%, 11/15/2045 3,500 4,126
3.00%, 02/15/2047 5,075 6,014
3.00%, 05/15/2047 3,400 4,033
3.00%, 02/15/2048 6,075 7,224
3.00%, 08/15/2048 2,745 3,271
3.00%, 02/15/2049 4,115 4,919
3.13%, 11/15/2028 6,620 7,438
3.13%, 11/15/2041 1,700 2,025
3.13%, 02/15/2042 805 960
3.13%, 02/15/2043 4,020 4,790
3.13%, 08/15/2044 4,060 4,859
3.13%, 05/15/2048 4,020 4,891
3.38%, 05/15/2044 3,425 4,257
3.38%, 11/15/2048 6,575 8,376
3.50%, 02/15/2039 1,170 1,459
3.63%, 08/15/2043 3,570 4,582
3.75%, 11/15/2043 1,165 1,524
3.88%, 08/15/2040 1,669 2,189
4.25%, 11/15/2040 1,135 1,560
4.38%, 11/15/2039 2,970 4,116
4.38%, 05/15/2040 1,489 2,072
4.38%, 05/15/2041 1,660 2,325
4.50%, 02/15/2036 4,490 6,135
4.50%, 05/15/2038 710 987
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 08/15/2039 $ 1,235 $ 1,735
4.63%, 02/15/2040 1,100 1,572
4.75%, 02/15/2037 2,290 3,232
4.75%, 02/15/2041 2,628 3,839
5.25%, 11/15/2028 2,415 3,070
5.25%, 02/15/2029 2,000 2,553
5.38%, 02/15/2031 3,616 4,867
6.00%, 02/15/2026 2,000 2,441
6.13%, 11/15/2027 2,225 2,880
6.13%, 08/15/2029 1,000 1,359
6.25%, 05/15/2030 1,500 2,093
6.38%, 08/15/2027 1,830 2,378
6.88%, 08/15/2025 1,000 1,234
$ 1,107,756
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,876,496
Total Investments $ 3,134,112
Other Assets and Liabilities -  (8.73)% (251,711)
TOTAL NET ASSETS - 100.00% $ 2,882,401
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,136 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,964 or 0.24% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,853 or 0.38% of net assets.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Account
September 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 43 .04%
Mortgage Securities 28 .08%
Money Market Funds 10 .22%
Financial 8 .64%
Consumer, Non-cyclical 4 .52%
Communications 2 .82%
Industrial 2 .19%
Utilities 2 .12%
Technology 2 .01%
Energy 1 .99%
Consumer, Cyclical 1 .27%
Basic Materials 0 .68%
Investment Companies 0 .44%
Revenue Bonds 0 .35%
General Obligation Unlimited 0 .21%
Asset Backed Securities 0 .11%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 8 .73 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 233,150 $ 1,097,399 $ 1,038,393 $ 292,156
$ 233,150 $ 1,097,399 $ 1,038,393 $ 292,156
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .28 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .94%
iShares iBoxx High Yield Corporate Bond ETF 1,400 $ 122
SPDR Bloomberg Barclays High Yield Bond
ETF
(a)
19,300 2,111
$ 2,233
Money Market Funds - 5 .34%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
2,648,992 2,649
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
10,024,540 10,025
$ 12,674
TOTAL INVESTMENT COMPANIES $ 14,907
COMMON STOCKS - 0 .10 % Shares Held Value (000's)
Oil & Gas - 0 .10%
EP Energy Corp
(e)
2,695 $ 243
TOTAL COMMON STOCKS $ 243
BONDS - 59 .41%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .80%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,402
2.20%, 02/04/2026 635 640
2.80%, 03/01/2024 300 312
3.10%, 05/01/2026 190 201
3.75%, 02/01/2050 400 404
4.88%, 05/01/2025 380 423
Bombardier Inc
7.50%, 03/15/2025
(f)
45 46
Raytheon Technologies Corp
4.50%, 06/01/2042 205 251
TransDigm Inc
4.88%, 05/01/2029 60 60
6.25%, 03/15/2026
(f)
80 83
7.50%, 03/15/2027 156 163
8.00%, 12/15/2025
(f)
80 85
Triumph Group Inc
8.88%, 06/01/2024
(f)
186 205
$ 4,275
Agriculture - 0 .16%
BAT Capital Corp
4.54%, 08/15/2047 120 124
Reynolds American Inc
5.70%, 08/15/2035 165 198
5.85%, 08/15/2045 45 54
$ 376
Airlines - 0 .72%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
25 27
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(f)
992 1,061
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
240 251
Southwest Airlines Co
4.75%, 05/04/2023 85 91
5.25%, 05/04/2025 255 288
$ 1,718
Automobile Asset Backed Securities - 1 .75%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 137 137
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 235 235
CarMax Auto Owner Trust 2020-3
0.33%, 06/15/2023 131 131
1.00 x 1 Month USD LIBOR + 0.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 $ 330 $ 330
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 305 305
Ford Credit Auto Lease Trust 2020-B
0.34%, 12/15/2022 166 166
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 90 90
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 271 271
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 255 255
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 374 374
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 63 63
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 264 264
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 507 507
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(f)
163 163
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 477 477
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 380 380
$ 4,148
Automobile Manufacturers - 1 .92%
BMW US Capital LLC
3.80%, 04/06/2023
(f)
305 320
3.90%, 04/09/2025
(f)
550 601
Ford Motor Co
9.00%, 04/22/2025 150 180
9.63%, 04/22/2030 25 36
Ford Motor Credit Co LLC
3.35%, 11/01/2022 290 295
3.38%, 11/13/2025 520 534
4.25%, 09/20/2022 450 460
General Motors Co
4.88%, 10/02/2023 665 719
6.25%, 10/02/2043 120 162
6.60%, 04/01/2036 275 369
General Motors Financial Co Inc
1.25%, 01/08/2026 375 370
1.70%, 08/18/2023 135 138
3.45%, 01/14/2022 365 367
$ 4,551
Automobile Parts & Equipment - 0 .16%
Dana Inc
5.38%, 11/15/2027 60 63
Tenneco Inc
5.00%, 07/15/2026
(a)
60 59
7.88%, 01/15/2029
(f)
225 251
$ 373
Banks - 9 .25%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 10/14/2030
(f),(g),(h),(i)
200 236
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Bank of America Corp
2.48%, 09/21/2036
(h)
900 882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(h)
680 657
Secured Overnight Financing Rate + 1.93%

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.69%, 04/22/2032
(h)
$ 735 $ 748
Secured Overnight Financing Rate + 1.32%
2.83%, 10/24/2051
(h)
232 222
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(h)
305 318
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(h)
165 176
3 Month USD LIBOR + 1.18%
4.20%, 08/26/2024 220 241
4.30%, 01/28/2025
(g),(h)
175 178
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(h)
600 630
Secured Overnight Financing Rate + 2.71%
7.75%, 09/15/2023
(g),(h),(i)
400 436
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.16%, 09/15/2029
(f),(h)
1,170 1,159
Secured Overnight Financing Rate + 1.22%
2.22%, 06/09/2026
(f),(h)
400 411
Secured Overnight Financing Rate + 2.07%
CIT Group Inc
5.00%, 08/15/2022 120 124
Citigroup Inc
3.11%, 04/08/2026
(h)
495 526
Secured Overnight Financing Rate + 2.84%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 705
Credit Suisse Group AG
2.19%, 06/05/2026
(f),(h)
500 509
Secured Overnight Financing Rate + 2.04%
5.25%, 02/11/2027
(f),(g),(h),(i)
205 214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(f),(h)
315 338
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG
6.00%, 10/30/2025
(g),(h),(i)
240 253
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(h)
725 743
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 250 266
3.85%, 01/26/2027 160 176
HSBC Holdings PLC
2.80%, 05/24/2032
(h)
365 370
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 435 467
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
335 345
Secured Overnight Financing Rate + 1.85%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
850 916
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(h)
600 599
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(h)
1,861 1,828
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
950 930
Secured Overnight Financing Rate + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.62%, 04/01/2031
(h)
$ 170 $ 187
Secured Overnight Financing Rate + 3.12%
4.35%, 09/08/2026 800 903
5.00%, 11/24/2025 330 377
6.38%, 07/24/2042 120 182
Popular Inc
6.13%, 09/14/2023 65 70
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(h)
345 346
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(h)
450 459
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(f),(h)
700 695
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(f),(h)
535 557
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(f),(g),(h),(i)
215 236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UniCredit SpA
1.98%, 06/03/2027
(f),(h)
750 748
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 353
4.40%, 06/14/2046 170 202
Westpac Banking Corp
4.11%, 07/24/2034
(h)
85 92
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 815 961
$ 21,971
Beverages - 0 .55%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 126
4.90%, 02/01/2046 455 559
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 222
5.45%, 01/23/2039 225 291
Central American Bottling Corp
5.75%, 01/31/2027
(f)
95 98
$ 1,296
Building Materials - 0 .56%
Carrier Global Corp
2.24%, 02/15/2025 45 47
Cemex SAB de CV
3.88%, 07/11/2031
(f)
325 325
5.20%, 09/17/2030
(f)
200 215
Patrick Industries Inc
4.75%, 05/01/2029
(f)
160 163
7.50%, 10/15/2027
(f)
150 162
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
320 339
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
70 73
$ 1,324
Chemicals - 1 .19%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
200 213
CF Industries Inc
4.95%, 06/01/2043 126 152
5.15%, 03/15/2034 133 163

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f),(j)
$ 260 $ 260
DuPont de Nemours Inc
5.32%, 11/15/2038 165 213
5.42%, 11/15/2048 105 144
EI du Pont de Nemours and Co
1.70%, 07/15/2025 120 122
Element Solutions Inc
3.88%, 09/01/2028
(f)
326 329
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f),(j)
275 271
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(f)
350 352
SABIC Capital II BV
4.00%, 10/10/2023
(f)
200 213
Tronox Inc
6.50%, 05/01/2025
(f)
50 52
Westlake Chemical Corp
3.13%, 08/15/2051 360 340
$ 2,824
Commercial Mortgage Backed Securities - 1 .84%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 268
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 156
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 951
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 368
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(f),(k),(l)
1,669 —
GS Mortgage Securities Trust 2013-GC16
1.19%, 11/10/2046
(k),(l)
1,819 32
GS Mortgage Securities Trust 2014-GC26
1.11%, 11/10/2047
(k),(l)
4,046 100
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 406
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 345
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.54%, 12/15/2047
(k),(l)
1,436 17
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 529
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.55%, 11/15/2047
(l)
500 488
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.53%, 08/15/2045
(f),(k),(l)
2,891 15
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.15%, 02/15/2047
(k),(l)
4,085 74
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.14%, 06/15/2047
(k),(l)
3,215 63
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.17%, 10/15/2030
(f),(k),(l)
3,427 20
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.73%, 12/10/2045
(f),(k),(l)
1,110 12
3.32%, 12/10/2045
(f)
500 511
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2013-C12
1.24%, 03/15/2048
(f),(k),(l)
$ 1,768 $ 21
$ 4,376
Commercial Services - 0 .42%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
20 20
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 133
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
134 128
6.25%, 01/15/2028
(f)
142 147
United Rentals North America Inc
3.88%, 02/15/2031 85 87
4.88%, 01/15/2028 169 179
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
285 298
$ 992
Computers - 0 .22%
Dell International LLC / EMC Corp
5.45%, 06/15/2023 250 268
NCR Corp
5.13%, 04/15/2029
(f)
250 258
$ 526
Consumer Products - 0 .03%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
75 75
Diversified Financial Services - 3 .11%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
150 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 1,000 1,043
4.50%, 09/15/2023 705 751
Air Lease Corp
1.88%, 08/15/2026 465 463
2.88%, 01/15/2026 625 653
3.38%, 07/01/2025 370 393
Ally Financial Inc
4.63%, 03/30/2025 270 300
5.80%, 05/01/2025 445 512
Aviation Capital Group LLC
1.95%, 09/20/2026
(f)
1,000 989
Coinbase Global Inc
3.63%, 10/01/2031
(f)
70 67
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
30 31
6.63%, 03/15/2026 336 351
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 705 846
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(l),(m)
242 238
ILFC E-Capital Trust II
3.71%, 12/21/2065
(f),(l)
100 83
OneMain Finance Corp
4.00%, 09/15/2030 55 55
5.63%, 03/15/2023 75 79
6.63%, 01/15/2028 122 140
6.88%, 03/15/2025 199 224
8.88%, 06/01/2025 5 5
$ 7,380

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2 .73%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
(f)
$ 200 $ 227
Alfa Desarrollo SpA
4.55%, 09/27/2051
(f)
200 195
Avangrid Inc
3.20%, 04/15/2025 490 522
Clearway Energy Operating LLC
4.75%, 03/15/2028
(f)
80 85
CMS Energy Corp
3.00%, 05/15/2026 75 80
4.70%, 03/31/2043 120 146
Colbun SA
3.15%, 03/06/2030
(f)
200 206
Commonwealth Edison Co
4.00%, 03/01/2049 225 267
DTE Electric Co
3.95%, 03/01/2049 60 71
DTE Energy Co
1.05%, 06/01/2025 65 64
3.40%, 06/15/2029 262 283
Enel Chile SA
4.88%, 06/12/2028 280 320
Engie Energia Chile SA
3.40%, 01/28/2030
(f)
200 205
Entergy Corp
1.90%, 06/15/2028 424 419
Exelon Corp
3.50%, 06/01/2022 215 219
Georgia Power Co
3.25%, 03/15/2051 566 570
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 145 152
3.50%, 04/01/2029 300 328
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
30 32
Oryx Funding Ltd
5.80%, 02/03/2031 200 211
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 734
4.20%, 06/01/2041 185 182
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(f)
200 212
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 101
4.75%, 07/15/2043 90 116
Southern California Edison Co
4.20%, 03/01/2029 125 140
4.88%, 03/01/2049 150 179
Tucson Electric Power Co
4.85%, 12/01/2048 25 32
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
195 196
$ 6,494
Electrical Components & Equipment - 0 .14%
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
90 96
7.25%, 06/15/2028
(f)
213 236
$ 332
Electronics - 0 .13%
Imola Merger Corp
4.75%, 05/15/2029
(f)
90 93
Sensata Technologies BV
5.00%, 10/01/2025
(f)
145 160
Sensata Technologies Inc
4.38%, 02/15/2030
(f)
51 55
$ 308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources - 0 .08%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(f)
$ 200 $ 197
Engineering & Construction - 0 .38%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(f)
200 209
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
220 225
MasTec Inc
4.50%, 08/15/2028
(a),(f)
238 249
Mexico City Airport Trust
4.25%, 10/31/2026
(f)
200 213
$ 896
Entertainment - 0 .36%
Boyne USA Inc
4.75%, 05/15/2029
(f)
165 171
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
329 346
Scientific Games International Inc
5.00%, 10/15/2025
(f)
245 252
8.63%, 07/01/2025
(f)
70 76
$ 845
Environmental Control - 0 .07%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
155 155
Food - 1 .63%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
217 228
5.88%, 02/15/2028
(f)
178 190
Cencosud SA
4.38%, 07/17/2027
(f)
200 217
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
125 129
Gruma SAB de CV
4.88%, 12/01/2024
(f)
350 386
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
450 459
JBS USA Food Co
7.00%, 01/15/2026
(f)
200 209
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 62
4.25%, 03/01/2031 170 192
4.38%, 06/01/2046 146 166
MARB BondCo PLC
3.95%, 01/29/2031 200 191
Minerva Luxembourg SA
4.38%, 03/18/2031
(f)
200 193
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
60 61
4.25%, 04/15/2031
(f)
250 269
Post Holdings Inc
4.50%, 09/15/2031
(f)
225 222
4.63%, 04/15/2030
(f)
32 32
Sigma Alimentos SA de CV
4.13%, 05/02/2026
(f)
250 273
Sysco Corp
3.30%, 07/15/2026 167 180
Want Want China Finance Ltd
2.88%, 04/27/2022 200 202
$ 3,861
Forest Products & Paper - 0 .15%
Mercer International Inc
5.13%, 02/01/2029 155 158
Suzano Austria GmbH
2.50%, 09/15/2028 115 112
3.75%, 01/15/2031 75 77
$ 347

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .26%
Boston Scientific Corp
3.45%, 03/01/2024 $ 290 $ 308
4.55%, 03/01/2039 260 316
$ 624
Healthcare - Services - 1 .36%
Centene Corp
2.50%, 03/01/2031 155 153
2.63%, 08/01/2031 805 800
3.00%, 10/15/2030 121 124
3.38%, 02/15/2030 167 173
4.25%, 12/15/2027 175 183
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
80 85
8.00%, 03/15/2026
(f)
50 53
8.00%, 12/15/2027
(f)
190 207
HCA Inc
3.50%, 09/01/2030 294 311
3.50%, 07/15/2051 550 545
5.88%, 05/01/2023 150 161
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(f)
305 320
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
80 82
7.50%, 04/01/2025
(f)
25 27
$ 3,224
Home Builders - 0 .46%
Beazer Homes USA Inc
6.75%, 03/15/2025 105 108
Empire Communities Corp
7.00%, 12/15/2025
(f)
185 193
Forestar Group Inc
3.85%, 05/15/2026
(f)
65 65
5.00%, 03/01/2028
(f)
190 196
KB Home
7.63%, 05/15/2023 55 59
Lennar Corp
4.75%, 05/30/2025 100 112
4.88%, 12/15/2023 80 86
M/I Homes Inc
3.95%, 02/15/2030
(f)
155 155
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
122 129
$ 1,103
Home Equity Asset Backed Securities - 0 .08%
Saxon Asset Securities Trust 2004-1
1.22%, 03/25/2035 109 73
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.85%, 02/25/2035 114 114
1.00 x 1 Month USD LIBOR + 0.77%
$ 187
Insurance - 2 .15%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
130 128
7.00%, 11/15/2025
(f)
85 86
AIA Group Ltd
3.20%, 09/16/2040
(f)
1,400 1,414
American International Group Inc
3.90%, 04/01/2026 70 78
4.50%, 07/16/2044 280 342
Arch Capital Finance LLC
4.01%, 12/15/2026 125 141
Arch Capital Group Ltd
3.64%, 06/30/2050 375 409
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 294
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Athene Holding Ltd
3.95%, 05/25/2051 $ 325 $ 359
Enstar Group Ltd
3.10%, 09/01/2031 930 915
Markel Corp
3.35%, 09/17/2029 265 287
4.30%, 11/01/2047 95 112
XLIT Ltd
4.45%, 03/31/2025 495 549
$ 5,114
Internet - 1 .39%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 192
Amazon.com Inc
2.70%, 06/03/2060 400 376
Baidu Inc
4.38%, 05/14/2024 200 216
eBay Inc
3.65%, 05/10/2051 1,115 1,195
Expedia Group Inc
3.60%, 12/15/2023 210 222
Netflix Inc
4.38%, 11/15/2026 462 516
4.88%, 06/15/2030
(f)
85 100
NortonLifeLock Inc
3.95%, 06/15/2022 65 66
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
275 302
Uber Technologies Inc
7.50%, 09/15/2027
(f)
110 120
$ 3,305
Investment Companies - 0 .20%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
210 220
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 60 62
MDGH GMTN RSC Ltd
2.50%, 06/03/2031 200 204
$ 486
Iron & Steel - 0 .93%
Allegheny Technologies Inc
5.13%, 10/01/2031 110 111
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(f)
265 283
CSN Inova Ventures
6.75%, 01/28/2028
(f)
200 213
CSN Resources SA
4.63%, 06/10/2031
(f)
385 380
Steel Dynamics Inc
2.40%, 06/15/2025 145 151
2.80%, 12/15/2024 700 739
Vale Overseas Ltd
3.75%, 07/08/2030 320 331
$ 2,208
Leisure Products & Services - 0 .24%
Life Time Inc
5.75%, 01/15/2026
(f)
305 316
NCL Corp Ltd
3.63%, 12/15/2024
(f)
40 38
10.25%, 02/01/2026
(f)
115 132
12.25%, 05/15/2024
(f)
75 88
$ 574
Lodging - 0 .89%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(f)
227 244

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hyatt Hotels Corp
1.80%, 10/01/2024
(j)
$ 500 $ 501
Marriott International Inc/MD
2.75%, 10/15/2033 425 416
2.85%, 04/15/2031 565 572
3.60%, 04/15/2024 300 320
MGM Resorts International
6.00%, 03/15/2023 60 63
$ 2,116
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
149 153
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 159
$ 312
Media - 2 .59%
AMC Networks Inc
4.75%, 08/01/2025 223 229
Cable Onda SA
4.50%, 01/30/2030 200 210
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
255 263
4.75%, 03/01/2030
(f)
234 245
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 368
3.70%, 04/01/2051 185 180
3.90%, 06/01/2052 370 369
3.95%, 06/30/2062
(j)
545 526
4.46%, 07/23/2022 320 328
4.80%, 03/01/2050 135 152
4.91%, 07/23/2025 620 697
6.48%, 10/23/2045 120 163
CSC Holdings LLC
6.50%, 02/01/2029
(f)
208 225
6.75%, 11/15/2021 40 40
DIRECTV Holdings LLC / DIRECTV Financing
Co Inc
5.88%, 08/15/2027
(f)
45 47
DISH DBS Corp
5.88%, 11/15/2024 133 143
7.38%, 07/01/2028 182 193
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
225 232
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
260 264
Time Warner Cable LLC
5.88%, 11/15/2040 135 170
6.55%, 05/01/2037 100 135
UPC Holding BV
5.50%, 01/15/2028
(f)
300 314
ViacomCBS Inc
4.75%, 05/15/2025 100 112
Walt Disney Co/The
3.50%, 05/13/2040 260 287
5.40%, 10/01/2043 80 110
Ziggo BV
5.50%, 01/15/2027
(f)
150 155
$ 6,157
Mining - 0 .39%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(f)
200 204
Freeport-McMoRan Inc
4.25%, 03/01/2030 70 74
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
80 79
6.13%, 04/01/2029
(f)
30 32
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
IAMGOLD Corp
5.75%, 10/15/2028
(f)
$ 142 $ 140
Novelis Corp
3.25%, 11/15/2026
(f)
100 101
4.75%, 01/30/2030
(f)
234 246
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
45 46
$ 922
Mortgage Backed Securities - 1 .67%
Fannie Mae REMIC Trust 2005-W2
0.29%, 05/25/2035 14 14
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 38 39
3.00%, 04/25/2022
(k)
16 —
3.00%, 04/25/2027
(k)
108 6
3.00%, 09/25/2050
(k)
1,202 189
3.50%, 11/25/2027
(k)
78 5
3.50%, 07/25/2028
(k)
150 8
3.50%, 03/25/2031
(k)
98 2
6.01%, 02/25/2043
(k)
185 36
(1.00) x 1 Month USD LIBOR + 6.10%
6.01%, 09/25/2046
(k)
194 38
(1.00) x 1 Month USD LIBOR + 6.10%
Freddie Mac REMICS
0.53%, 05/15/2049 1,369 1,375
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 03/15/2026
(k)
19 —
3.00%, 05/15/2027
(k)
77 4
3.00%, 10/15/2027
(k)
52 3
Ginnie Mae
2.00%, 12/20/2050
(k)
1,052 120
2.50%, 10/20/2050
(k)
655 81
2.50%, 12/20/2050
(k)
1,202 170
3.00%, 07/20/2050
(k)
378 45
3.00%, 10/20/2050
(k)
1,149 155
3.00%, 11/20/2050
(k)
758 93
3.00%, 11/20/2050
(k)
1,310 163
3.00%, 11/20/2050
(k)
1,525 201
3.50%, 10/20/2049
(k)
576 80
5.41%, 05/20/2042
(k)
672 116
(1.00) x 1 Month USD LIBOR + 5.50%
6.01%, 11/20/2041
(k)
195 44
(1.00) x 1 Month USD LIBOR + 6.10%
6.01%, 06/20/2046
(k)
438 88
(1.00) x 1 Month USD LIBOR + 6.10%
6.05%, 12/20/2043
(k)
220 44
(1.00) x 1 Month USD LIBOR + 6.14%
6.11%, 08/20/2047
(k)
1,196 241
(1.00) x 1 Month USD LIBOR + 6.20%
6.56%, 02/20/2042
(k)
124 31
(1.00) x 1 Month USD LIBOR + 6.65%
7.00%, 04/20/2041
(k)
782 158
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.77%, 01/25/2036 126 125
1.00 x 1 Month USD LIBOR + 0.68%
JP Morgan Mortgage Trust 2016-2
2.67%, 06/25/2046
(f),(l)
144 143
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(f),(l)
106 107
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.59%, 02/25/2036 54 47
1.00 x 1 Month USD LIBOR + 0.50%
$ 3,971

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment - 0 .03%
Xerox Corp
4.38%, 03/15/2023 $ 60 $ 62
Oil & Gas - 3 .27%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
425 459
Antero Resources Corp
5.00%, 03/01/2025 60 61
7.63%, 02/01/2029
(f)
245 274
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
315 326
Continental Resources Inc/OK
3.80%, 06/01/2024 605 636
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
110 115
5.63%, 10/15/2025
(f)
240 246
Devon Energy Corp
5.25%, 09/15/2024
(f)
55 61
Ecopetrol SA
6.88%, 04/29/2030 350 410
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(f)
60 62
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
175 182
MEG Energy Corp
7.13%, 02/01/2027
(f)
255 268
Oasis Petroleum Inc
6.38%, 06/01/2026
(f)
315 330
Occidental Petroleum Corp
3.40%, 04/15/2026 242 248
4.40%, 04/15/2046 118 118
5.55%, 03/15/2026 85 94
5.88%, 09/01/2025 425 476
6.13%, 01/01/2031 60 72
6.63%, 09/01/2030 41 50
Petrobras Global Finance BV
5.09%, 01/15/2030 200 211
5.50%, 06/10/2051 275 256
5.60%, 01/03/2031 380 412
Petroleos Mexicanos
4.50%, 01/23/2026 175 176
6.50%, 01/23/2029 575 591
6.84%, 01/23/2030 105 108
Qatar Petroleum
2.25%, 07/12/2031
(f)
200 198
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f),(j)
170 173
Saudi Arabian Oil Co
1.63%, 11/24/2025
(f)
250 250
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(f)
30 31
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(f)
325 331
Valero Energy Corp
2.85%, 04/15/2025 525 553
$ 7,778
Other Asset Backed Securities - 0 .90%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(f)
580 581
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(f)
855 855
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 141 141
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 111 112
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(f)
$ 447 $ 447
$ 2,136
Packaging & Containers - 0 .35%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
5.25%, 08/15/2027
(f)
240 244
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(f)
200 203
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 65 67
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 254 314
$ 828
Pharmaceuticals - 1 .39%
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
85 91
Becton Dickinson and Co
3.36%, 06/06/2024 91 97
3.70%, 06/06/2027 450 498
Bristol-Myers Squibb Co
4.13%, 06/15/2039 240 288
Cigna Corp
4.90%, 12/15/2048 35 45
CVS Health Corp
4.30%, 03/25/2028 31 35
4.88%, 07/20/2035 190 231
5.05%, 03/25/2048 785 1,010
Jazz Securities DAC
4.38%, 01/15/2029
(f)
95 98
Viatris Inc
1.65%, 06/22/2025
(f)
75 76
Zoetis Inc
3.25%, 02/01/2023 240 247
4.45%, 08/20/2048 345 434
4.70%, 02/01/2043 120 153
$ 3,303
Pipelines - 2 .84%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(f)
200 222
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
175 180
5.75%, 03/01/2027
(f)
155 160
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
195 198
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
374 385
Energy Transfer LP
3.75%, 05/15/2030 505 546
4.50%, 04/15/2024 390 422
5.15%, 03/15/2045 600 687
Enterprise Products Operating LLC
3.13%, 07/31/2029 510 548
3.30%, 02/15/2053 545 531
3.95%, 01/31/2060 80 87
4.20%, 01/31/2050 505 569
5.38%, 02/15/2078
(h)
250 260
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(f)
85 93
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
270 273
5.63%, 02/15/2026
(f)
60 62

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NuStar Logistics LP
5.75%, 10/01/2025 $ 55 $ 59
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 201
5.75%, 05/15/2024 375 418
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 101 105
6.50%, 07/15/2027 135 146
Williams Cos Inc/The
4.55%, 06/24/2024 550 600
$ 6,752
REITs - 1 .18%
American Tower Corp
1.30%, 09/15/2025 185 185
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(f)
200 220
Crown Castle International Corp
2.90%, 04/01/2041 375 361
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 309
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(f)
160 162
6.00%, 04/15/2025
(f)
171 179
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 500 480
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
220 218
Mid-America Apartments LP
2.88%, 09/15/2051 229 221
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(f)
55 56
4.13%, 08/15/2030
(f)
242 257
XHR LP
4.88%, 06/01/2029
(f)
160 164
$ 2,812
Retail - 0 .38%
Ambience Merger Sub Inc
4.88%, 07/15/2028
(f)
145 145
Bath & Body Works Inc
5.25%, 02/01/2028 65 72
6.63%, 10/01/2030
(f)
114 129
9.38%, 07/01/2025
(f)
53 67
Falabella SA
3.75%, 04/30/2023
(f)
200 209
IRB Holding Corp
7.00%, 06/15/2025
(f)
15 16
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
230 239
Macy's Retail Holdings LLC
2.88%, 02/15/2023 32 32
$ 909
Semiconductors - 0 .68%
Broadcom Inc
3.14%, 11/15/2035
(f)
63 63
3.42%, 04/15/2033
(f)
732 758
NVIDIA Corp
3.50%, 04/01/2050 150 168
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(f)
400 425
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
60 63
3.15%, 05/01/2027
(f)
60 64
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Skyworks Solutions Inc
1.80%, 06/01/2026 $ 85 $ 86
$ 1,627
Software - 1 .23%
Activision Blizzard Inc
2.50%, 09/15/2050 510 442
3.40%, 09/15/2026 250 272
Adobe Inc
2.30%, 02/01/2030 575 595
Fiserv Inc
4.40%, 07/01/2049 190 227
Open Text Corp
3.88%, 02/15/2028
(f)
130 133
5.88%, 06/01/2026
(f)
114 118
Oracle Corp
2.50%, 04/01/2025 255 267
2.80%, 04/01/2027 240 254
2.95%, 05/15/2025 100 106
3.95%, 03/25/2051 230 243
salesforce.com Inc
3.70%, 04/11/2028 230 258
$ 2,915
Sovereign - 2 .90%
Brazilian Government International Bond
3.88%, 06/12/2030 225 218
Chile Government International Bond
2.55%, 07/27/2033 200 195
CoBank ACB
6.25%, 10/01/2026
(g),(h)
115 131
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 400 374
Dominican Republic International Bond
4.88%, 09/23/2032
(f)
400 408
5.30%, 01/21/2041
(f)
200 198
Egypt Government International Bond
5.25%, 10/06/2025
(f)
400 408
5.80%, 09/30/2027
(f)
425 417
Ghana Government International Bond
7.75%, 04/07/2029
(f)
200 190
Guatemala Government Bond
4.50%, 05/03/2026 200 214
Hungary Government International Bond
3.13%, 09/21/2051
(f)
200 197
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
(f)
200 197
Mexico Government International Bond
4.75%, 03/08/2044 280 298
5.00%, 04/27/2051 200 219
Nigeria Government International Bond
7.38%, 09/28/2033
(f)
325 328
Panama Government International Bond
3.88%, 03/17/2028 200 217
Qatar Government International Bond
4.63%, 06/02/2046 200 250
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(f)
400 479
Saudi Government International Bond
4.00%, 04/17/2025
(f)
275 301
4.50%, 10/26/2046 450 519
Turkey Government International Bond
6.13%, 10/24/2028 300 296
6.38%, 10/14/2025 250 257
Ukraine Government International Bond
7.25%, 03/15/2033
(f)
200 203
9.75%, 11/01/2028
(f)
200 235

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Uruguay Government International Bond
5.10%, 06/18/2050 $ 110 $ 140
$ 6,889
Student Loan Asset Backed Securities - 0 .04%
SMB Private Education Loan Trust 2020-A
0.38%, 03/15/2027
(f)
96 96
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2 .11%
AT&T Inc
2.55%, 12/01/2033 199 196
3.50%, 09/15/2053 954 944
Axtel SAB de CV
6.38%, 11/14/2024 200 206
CommScope Inc
8.25%, 03/01/2027
(f)
283 296
Embarq Corp
8.00%, 06/01/2036 112 120
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(a),(f)
200 197
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 280
Sprint Communications Inc
6.00%, 11/15/2022 75 79
Sprint Corp
7.63%, 03/01/2026 121 147
7.88%, 09/15/2023 75 84
T-Mobile USA Inc
3.50%, 04/15/2025 315 339
4.00%, 04/15/2022 125 126
VEON Holdings BV
3.38%, 11/25/2027
(f)
400 406
Verizon Communications Inc
2.88%, 11/20/2050 470 438
3.55%, 03/22/2051 940 991
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
80 80
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
74 74
$ 5,003
Transportation - 0 .02%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(e),(n)
121 8
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
46 50
$ 58
TOTAL BONDS $ 141,111
SENIOR FLOATING RATE INTERESTS
- 1 .63%
Principal
Amount (000's) Value (000's)
Airlines - 0 .19%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(o)
$ 225 $ 232
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.50%, 04/14/2028
(o)
224 226
1 Month USD LIBOR + 3.75%
$ 458
Commercial Services - 0 .11%
Garda World Security Corp
4.34%, 10/30/2026
(o)
255 255
1 Month USD LIBOR + 4.25%
Consumer Products - 0 .09%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
224 218
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .20%
Russell Investments US Institutional Holdco Inc
4.00%, 06/02/2025
(o)
$ 463 $ 464
1 Month USD LIBOR + 3.50%
Electronics - 0 .02%
Ingram Micro Inc
4.00%, 06/30/2028
(o)
40 40
1 Month USD LIBOR + 3.50%
Entertainment - 0 .16%
CCM Merger Inc
4.50%, 10/29/2025
(o)
151 152
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(o)
190 190
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.34%, 03/24/2025
(o)
48 48
3 Month USD LIBOR + 2.00%
$ 390
Environmental Control - 0 .02%
Madison IAQ LLC
3.75%, 06/21/2028
(o)
50 50
1 Month USD LIBOR + 3.25%
Food - 0 .02%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
48 48
1 Month USD LIBOR + 4.00%
Healthcare - Products - 0 .04%
Mozart Borrower LP
0.00%, 09/30/2028
(o),(p)
105 104
1 Month USD LIBOR + 3.25%
Insurance - 0 .18%
Acrisure LLC
3.63%, 02/15/2027
(o)
144 142
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.00%, 02/12/2027
(o)
128 128
1 Month USD LIBOR + 3.50%
Asurion LLC
3.21%, 11/03/2023
(o)
51 51
1 Month USD LIBOR + 7.25%
5.33%, 01/29/2028
(o)
100 100
1 Month USD LIBOR + 5.25%
$ 421
Lodging - 0 .03%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
62 61
1 Month USD LIBOR + 2.50%
Media - 0 .08%
CSC Holdings LLC
2.58%, 04/15/2027
(o)
49 49
1 Month USD LIBOR + 2.50%
Directv Financing LLC
5.75%, 07/22/2027
(o)
140 140
1 Month USD LIBOR + 5.00%
$ 189
Miscellaneous Manufacturers - 0 .02%
Valcour Packaging LLC
0.00%, 09/30/2028
(o),(p)
60 60
1 Month USD LIBOR + 3.75%
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
20 22
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0 .18%
Bausch Health Americas Inc
3.09%, 05/19/2025
(o)
256 256
3 Month USD LIBOR + 7.50%

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(o)
$ 27 $ 26
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(o)
150 150
1 Month USD LIBOR + 3.50%
$ 432
Retail - 0 .20%
At Home Group Inc
4.75%, 06/24/2028
(o)
115 115
1 Month USD LIBOR + 4.25%
IRB Holding Corp
3.75%, 02/05/2025
(o)
184 184
1 Month USD LIBOR + 2.75%
4.25%, 11/19/2027
(o)
174 175
1 Month USD LIBOR + 3.25%
$ 474
Telecommunications - 0 .08%
Zayo Group Holdings Inc
3.08%, 03/09/2027
(o)
180 179
1 Month USD LIBOR + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 3,865
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 38 .88%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .92%
2.00%, 02/01/2037 $ 7 $ 7
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 32 34
3.00%, 11/01/2042 190 204
3.00%, 11/01/2042 33 35
3.00%, 03/01/2043 914 994
3.00%, 12/01/2046 70 75
3.50%, 10/01/2041 21 22
3.50%, 04/01/2042 61 67
3.50%, 04/01/2042 27 29
3.50%, 04/01/2045 29 32
3.50%, 10/01/2045 506 553
3.50%, 03/01/2048 75 82
4.00%, 02/01/2045 10 11
4.00%, 02/01/2046 46 51
4.00%, 02/01/2046 178 195
4.00%, 06/01/2046 33 36
4.00%, 04/01/2047 185 202
4.00%, 11/01/2047 234 253
4.50%, 07/01/2024 4 5
4.50%, 10/01/2041 19 21
4.50%, 12/01/2043 512 570
4.50%, 03/01/2046 196 220
5.00%, 06/01/2031 48 54
5.00%, 10/01/2035 19 22
5.00%, 06/01/2041 548 625
6.00%, 06/01/2032 14 16
6.00%, 10/01/2032 8 9
6.00%, 01/01/2038 36 43
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 3
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 2 3
6.50%, 04/01/2035 5 6
7.00%, 12/01/2029 6 6
7.00%, 06/01/2030 3 3
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 26 27
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 6 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.00%, 09/01/2030 $ 28 $ 30
$ 4,560
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 13 .72%
2.00%, 10/01/2036
(q)
2,450 2,523
2.00%, 02/01/2051 4,394 4,452
2.00%, 03/01/2051 1,644 1,672
2.00%, 03/01/2051 1,422 1,438
2.50%, 06/01/2035 1,380 1,437
2.50%, 08/01/2035 1,556 1,642
2.50%, 10/01/2036
(q)
700 729
2.50%, 08/01/2050 1,854 1,923
2.50%, 10/01/2051
(q)
3,810 3,928
3.00%, 03/01/2034 164 175
3.00%, 03/01/2042 47 50
3.00%, 03/01/2042 45 48
3.00%, 05/01/2042 25 27
3.00%, 06/01/2042 43 46
3.00%, 06/01/2042 21 22
3.00%, 05/01/2043 114 123
3.00%, 07/01/2050 687 726
3.50%, 04/01/2030 209 224
3.50%, 05/01/2034 857 933
3.50%, 08/01/2034 179 191
3.50%, 12/01/2040 37 40
3.50%, 01/01/2041 20 21
3.50%, 12/01/2041 10 10
3.50%, 03/01/2042 19 20
3.50%, 04/01/2042 41 44
3.50%, 11/01/2042 729 807
3.50%, 02/01/2043 31 34
3.50%, 07/01/2043 521 570
3.50%, 01/01/2044 165 180
3.50%, 11/01/2044 922 1,007
3.50%, 03/01/2045 31 33
3.50%, 06/01/2045 61 66
3.50%, 11/01/2045 33 36
3.50%, 05/01/2046 20 22
3.50%, 10/01/2047 1,021 1,120
3.50%, 11/01/2047 411 449
3.50%, 03/01/2048 609 665
4.00%, 03/01/2034 238 262
4.00%, 09/01/2040 46 51
4.00%, 05/01/2041 101 111
4.00%, 10/01/2041 15 16
4.00%, 10/01/2041 26 29
4.00%, 11/01/2041 24 27
4.00%, 04/01/2042 17 19
4.00%, 11/01/2043 19 21
4.00%, 11/01/2043 64 71
4.00%, 02/01/2044 71 78
4.00%, 06/01/2044 156 173
4.00%, 09/01/2044 13 14
4.00%, 09/01/2045 64 71
4.00%, 12/01/2045 301 328
4.00%, 08/01/2046 44 48
4.00%, 01/01/2047 26 28
4.00%, 11/01/2047 931 1,015
4.00%, 05/01/2048 60 65
4.00%, 10/01/2048 195 213
4.00%, 01/01/2049 97 104
4.50%, 07/01/2025 15 16
4.50%, 08/01/2040 26 28
4.50%, 11/01/2040 476 534
4.50%, 12/01/2040 19 21
4.50%, 08/01/2041 18 20
4.50%, 09/01/2041 157 176
4.50%, 05/01/2044 19 22

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 12/01/2044 $ 42 $ 47
4.50%, 06/01/2046 18 20
4.50%, 05/01/2047 38 42
4.50%, 05/01/2047 13 15
4.50%, 05/01/2049 142 155
5.00%, 10/01/2041 98 110
5.00%, 06/01/2048 233 262
5.50%, 12/01/2022 2 2
5.50%, 07/01/2033 116 132
5.50%, 04/01/2035 21 24
5.50%, 08/01/2036 320 372
5.50%, 02/01/2037 3 3
5.50%, 05/01/2040 24 28
6.00%, 05/01/2031 1 2
6.00%, 07/01/2035 96 113
6.00%, 02/01/2037 24 26
6.00%, 02/01/2038 34 40
6.50%, 03/01/2032 2 2
6.50%, 07/01/2037 13 14
6.50%, 07/01/2037 28 33
6.50%, 02/01/2038 25 29
6.50%, 03/01/2038 4 4
6.50%, 09/01/2038 98 116
$ 32,585
Government National Mortgage Association (GNMA) - 4 .16%
2.00%, 10/01/2051 1,200 1,217
2.50%, 10/01/2051 3,150 3,252
3.00%, 02/15/2043 202 216
3.00%, 07/20/2044 247 262
3.00%, 01/20/2046 166 174
3.00%, 07/20/2046 256 270
3.00%, 12/20/2046 727 767
3.50%, 04/20/2046 129 141
3.50%, 10/20/2046 194 207
3.50%, 07/20/2047 676 730
4.00%, 02/15/2042 67 74
4.00%, 06/20/2046 23 24
4.00%, 01/20/2048 1,013 1,101
4.50%, 09/15/2039 370 425
4.50%, 11/15/2040 62 70
4.50%, 06/20/2048 7 7
5.00%, 02/15/2034 135 157
5.00%, 10/15/2034 47 55
5.00%, 10/20/2039 22 26
5.00%, 07/20/2040 12 13
5.00%, 02/15/2042 57 66
5.50%, 12/20/2033 66 77
5.50%, 05/20/2035 7 8
5.50%, 12/20/2048 214 236
6.00%, 01/20/2029 12 13
6.00%, 07/20/2029 2 2
6.00%, 12/15/2033 13 15
6.00%, 12/20/2036 37 43
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 12/15/2032 207 233
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 4 5
$ 9,891
U.S. Treasury - 10 .87%
0.38%, 01/31/2026 700 685
1.63%, 08/15/2029 1,100 1,120
1.75%, 04/30/2022 2,500 2,524
2.00%, 10/31/2022 6,500 6,633
2.00%, 08/15/2051 1,150 1,130
2.25%, 11/15/2027 1,000 1,063
3.00%, 05/15/2045 1,140 1,341
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.00%, 11/15/2045
(r)
$ 2,750 $ 3,242
3.13%, 05/15/2048 3,210 3,906
3.75%, 11/15/2043 1,650 2,159
4.75%, 02/15/2037 1,435 2,025
$ 25,828
U.S. Treasury Bill - 8 .21%
0.03%, 01/06/2022
(s)
5,000 4,999
0.05%, 11/26/2021
(s)
950 950
0.05%, 12/23/2021
(s)
13,550 13,549
$ 19,498
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 92,362
Total Investments $ 252,488
Other Assets and Liabilities -  (6.30)% (14,963)
TOTAL NET ASSETS - 100.00% $ 237,525
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,589 or 1.09% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,649 or
1.12% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,624 or 19.21% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,375 or 0.58% of net assets.
(j) Security purchased on a when-issued basis.
(k) Security is an Interest Only Strip.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after September 30, 2021, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $259 or 0.11% of net assets.
(s) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Core Plus Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 23 .31%
Government 21 .98%
Financial 16 .27%
Energy 6 .30%
Communications 6 .25%
Consumer, Non-cyclical 6 .24%
Consumer, Cyclical 5 .71%
Money Market Funds 5 .34%
Industrial 3 .64%
Asset Backed Securities 2 .77%
Utilities 2 .73%
Basic Materials 2 .66%
Technology 2 .16%
Investment Companies 0 .94%
Other Assets and Liabilities
( 6 .30 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,172 $ 239,479 $ 239,626 $ 10,025
$ 10,172 $ 239,479 $ 239,626 $ 10,025
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2021 Short 95 $ 12,503 $ 194
US 2 Year Note; December 2021 Long 4 880 —
US 5 Year Note; December 2021 Short 44 5,401 35
US Long Bond; December 2021 Long 22 3,503 (93)
Total $ 136
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
March 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .87%
International Equity Index Fund
(a)
5,675,914 $ 68,054
MidCap S&P 400 Index Fund
(a)
1,603,314 39,458
SmallCap S&P 600 Index Fund
(a)
1,238,168 39,931
$ 147,443
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .16%
Bond Market Index Account
(a)
46,575,024 502,079
LargeCap S&P 500 Index Account
(a)
14,872,465 342,215
$ 844,294
TOTAL INVESTMENT COMPANIES $ 991,737
Total Investments $ 991,737
Other Assets and Liabilities -  (0.03)% (250)
TOTAL NET ASSETS - 100.00% $ 991,487
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .64%
Domestic Equity Funds 42 .53%
International Equity Funds 6 .86%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 505,059 $ 67,401 $ 50,566 $ 502,079
International Equity Index Fund 72,147 2,813 12,379 68,054
LargeCap S&P 500 Index Account 358,328 37,570 73,541 342,215
MidCap S&P 400 Index Fund 43,453 2,491 12,698 39,458
SmallCap S&P 600 Index Fund 41,548 2,804 12,182 39,931
$ 1,020,535 $ 113,079 $ 161,366 $ 991,737
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 10,610 $ (99) $ 788 $ (19,716)
International Equity Index Fund — 832 — 4,641
LargeCap S&P 500 Index Account 5,644 37,355 27,681 (17,497)
MidCap S&P 400 Index Fund — 2,740 — 3,472
SmallCap S&P 600 Index Fund — 4,555 — 3,206
$ 16,254 $ 45,383 $ 28,469 $ (25,894)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .86%
International Equity Index Fund
(a)
1,040,586 $ 12,476
MidCap S&P 400 Index Fund
(a)
293,939 7,234
SmallCap S&P 600 Index Fund
(a)
226,996 7,321
$ 27,031
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .17%
Bond Market Index Account
(a)
8,538,648 92,047
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,668,454 62,840
$ 154,887
TOTAL INVESTMENT COMPANIES $ 181,918
Total Investments $ 181,918
Other Assets and Liabilities -  (0.03)% (50)
TOTAL NET ASSETS - 100.00% $ 181,868
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .61%
Domestic Equity Funds 42 .56%
International Equity Funds 6 .86%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,710 $ 15,253 $ 11,315 $ 92,047
International Equity Index Fund 13,099 985 2,604 12,476
LargeCap S&P 500 Managed Volatility Index Account 64,965 10,543 14,156 62,840
MidCap S&P 400 Index Fund 7,885 724 2,502 7,234
SmallCap S&P 600 Index Fund 7,543 786 2,415 7,321
$ 185,202 $ 28,291 $ 32,992 $ 181,918
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 1,939 $ (26) $ 144 $ (3,575)
International Equity Index Fund — 149 — 847
LargeCap S&P 500 Managed Volatility Index Account 1,985 4,123 5,272 (2,635)
MidCap S&P 400 Index Fund — 230 — 897
SmallCap S&P 600 Index Fund — 319 — 1,088
$ 3,924 $ 4,795 $ 5,416 $ (3,378)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .80%
iShares Core S&P 500 ETF 99,446 $ 42,844
Money Market Funds - 0 .28%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
598,428 598
Principal Funds, Inc. Class R-6 - 14 .87%
International Equity Index Fund
(a)
1,238,785 14,853
MidCap S&P 400 Index Fund
(a)
349,829 8,609
SmallCap S&P 600 Index Fund
(a)
270,132 8,712
$ 32,174
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .44%
Bond Market Index Account
(a)
10,162,122 109,548
LargeCap S&P 500 Index Account
(a)
1,390,919 32,005
$ 141,553
TOTAL INVESTMENT COMPANIES $ 217,169
Total Investments $ 217,169
Other Assets and Liabilities -  (0.39)% (845)
TOTAL NET ASSETS - 100.00% $ 216,324
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .64%
Domestic Equity Funds 22 .81%
Investment Companies 19 .80%
International Equity Funds 6 .86%
Money Market Funds 0 .28%
Other Assets and Liabilities
( 0 .39 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,650 $ 24,894 $ 3,072 $ 109,548
International Equity Index Fund 12,904 2,331 1,387 14,853
LargeCap S&P 500 Index Account 27,748 7,083 4,124 32,005
MidCap S&P 400 Index Fund 7,812 1,376 1,706 8,609
Principal Government Money Market Fund - Institutional Class 0.00% 16 44,623 44,041 598
SmallCap S&P 600 Index Fund 7,467 1,639 1,806 8,712
$ 147,597 $ 81,946 $ 56,136 $ 174,325
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,263 $ — $ 168 $ (3,924)
International Equity Index Fund — 14 — 991
LargeCap S&P 500 Index Account 516 181 2,530 1,117
MidCap S&P 400 Index Fund — 44 — 1,083
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — 39 — 1,373
$ 2,779 $ 278 $ 2,698 $ 640
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .89%
International Equity Index Fund
(a)
31,768,610 $ 380,906
MidCap S&P 400 Index Fund
(a)
7,852,010 193,238
SmallCap S&P 600 Index Fund
(a)
6,063,655 195,553
$ 769,697
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .14%
Bond Market Index Account
(a)
127,729,456 1,376,923
LargeCap S&P 500 Index Account
(a)
74,917,983 1,723,863
$ 3,100,786
TOTAL INVESTMENT COMPANIES $ 3,870,483
Total Investments $ 3,870,483
Other Assets and Liabilities -  (0.03)% (1,000)
TOTAL NET ASSETS - 100.00% $ 3,869,483
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .60%
Fixed Income Funds 35 .59%
International Equity Funds 9 .84%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 1,331,210 $ 215,664 $ 116,694 $ 1,376,923
International Equity Index Fund 388,104 15,512 52,235 380,906
LargeCap S&P 500 Index Account 1,734,766 180,045 284,382 1,723,863
MidCap S&P 400 Index Fund 204,469 11,809 52,298 193,238
SmallCap S&P 600 Index Fund 195,539 13,334 49,887 195,553
$ 3,854,088 $ 436,364 $ 555,496 $ 3,870,483
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 28,993 $ (291) $ 2,154 $ (52,966)
International Equity Index Fund — 1,355 — 28,170
LargeCap S&P 500 Index Account 28,328 114,444 138,929 (21,010)
MidCap S&P 400 Index Fund — 7,772 — 21,486
SmallCap S&P 600 Index Fund — 11,436 — 25,131
$ 57,321 $ 134,716 $ 141,083 $ 811
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .88%
International Equity Index Fund
(a)
3,102,941 $ 37,204
MidCap S&P 400 Index Fund
(a)
766,977 18,876
SmallCap S&P 600 Index Fund
(a)
592,314 19,102
$ 75,182
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .15%
Bond Market Index Account
(a)
12,476,961 134,501
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,845,463 168,653
$ 303,154
TOTAL INVESTMENT COMPANIES $ 378,336
Total Investments $ 378,336
Other Assets and Liabilities -  (0.03)% (101)
TOTAL NET ASSETS - 100.00% $ 378,235
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .63%
Fixed Income Funds 35 .56%
International Equity Funds 9 .84%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 130,772 $ 22,696 $ 13,758 $ 134,501
International Equity Index Fund 38,125 2,141 6,004 37,204
LargeCap S&P 500 Managed Volatility Index Account 170,159 24,047 29,329 168,653
MidCap S&P 400 Index Fund 20,086 1,474 5,578 18,876
SmallCap S&P 600 Index Fund 19,208 1,636 5,344 19,102
$ 378,350 $ 51,994 $ 60,013 $ 378,336
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,848 $ (19) $ 212 $ (5,190)
International Equity Index Fund — 357 — 2,585
LargeCap S&P 500 Managed Volatility Index Account 5,356 9,083 14,222 (5,307)
MidCap S&P 400 Index Fund — 492 — 2,402
SmallCap S&P 600 Index Fund — 686 — 2,916
$ 8,204 $ 10,599 $ 14,434 $ (2,594)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .24 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .84%
iShares Core S&P 500 ETF 546,261 $ 235,340
Money Market Funds - 0 .16%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,873,615 1,874
Principal Funds, Inc. Class R-6 - 19 .90%
International Equity Index Fund
(a)
9,738,804 116,768
MidCap S&P 400 Index Fund
(a)
2,406,752 59,230
SmallCap S&P 600 Index Fund
(a)
1,858,502 59,937
$ 235,935
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .34%
Bond Market Index Account
(a)
39,150,980 422,047
LargeCap S&P 500 Index Account
(a)
12,758,280 293,568
$ 715,615
TOTAL INVESTMENT COMPANIES $ 1,188,764
Total Investments $ 1,188,764
Other Assets and Liabilities -  (0.24)% (2,858)
TOTAL NET ASSETS - 100.00% $ 1,185,906
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 35 .59%
Domestic Equity Funds 34 .80%
Investment Companies 19 .84%
International Equity Funds 9 .85%
Money Market Funds 0 .16%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 345,450 $ 98,632 $ 6,954 $ 422,047
International Equity Index Fund 99,275 16,532 6,712 116,768
LargeCap S&P 500 Index Account 249,036 59,826 26,317 293,568
MidCap S&P 400 Index Fund 52,573 8,754 9,671 59,230
Principal Government Money Market Fund - Institutional Class 0.00% 111 302,110 300,347 1,874
SmallCap S&P 600 Index Fund 50,260 10,575 10,419 59,937
$ 796,705 $ 496,429 $ 360,420 $ 953,424
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 8,770 $ 1 $ 651 $ (15,082)
International Equity Index Fund — 46 — 7,627
LargeCap S&P 500 Index Account 4,761 686 23,347 10,337
MidCap S&P 400 Index Fund — 219 — 7,355
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — 164 — 9,357
$ 13,531 $ 1,116 $ 23,998 $ 19,594
Amounts in thousands.

Schedule of Investments
Diversified Income Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9 .89%
International Equity Index Fund
(a)
1,066,375 $ 12,786
MidCap S&P 400 Index Fund
(a)
395,369 9,730
SmallCap S&P 600 Index Fund
(a)
305,322 9,846
$ 32,362
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .14%
Bond Market Index Account
(a)
19,906,389 214,591
LargeCap S&P 500 Index Account
(a)
3,492,872 80,371
$ 294,962
TOTAL INVESTMENT COMPANIES $ 327,324
Total Investments $ 327,324
Other Assets and Liabilities -  (0.03)% (87)
TOTAL NET ASSETS - 100.00% $ 327,237
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65 .58%
Domestic Equity Funds 30 .54%
International Equity Funds 3 .91%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 208,836 $ 42,946 $ 28,755 $ 214,591
International Equity Index Fund 13,109 1,761 3,085 12,786
LargeCap S&P 500 Index Account 81,405 16,899 22,382 80,371
MidCap S&P 400 Index Fund 10,363 1,545 3,681 9,730
SmallCap S&P 600 Index Fund 9,910 1,626 3,566 9,846
$ 323,623 $ 64,777 $ 61,469 $ 327,324
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 4,508 $ (20) $ 335 $ (8,416)
International Equity Index Fund — 97 — 904
LargeCap S&P 500 Index Account 1,317 4,171 6,462 278
MidCap S&P 400 Index Fund — 389 — 1,114
SmallCap S&P 600 Index Fund — 566 — 1,310
$ 5,825 $ 5,203 $ 6,797 $ (4,810)
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .38 % Shares Held Value (000's)
Money Market Funds - 3 .38%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,528,104 $ 2,528
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
7,419,548 7,420
$ 9,948
TOTAL INVESTMENT COMPANIES $ 9,948
COMMON STOCKS - 99 .06 % Shares Held Value (000's)
Aerospace & Defense - 0 .34%
CAE Inc
(d)
33,500 $ 1,001
Airlines - 0 .28%
Copa Holdings SA
(d)
10,055 818
Apparel - 1 .34%
LVMH Moet Hennessy Louis Vuitton SE 5,495 3,936
Automobile Manufacturers - 4 .12%
Bayerische Motoren Werke AG 16,658 1,582
Ferrari NV 3,607 753
Honda Motor Co Ltd
(e)
54,100 1,663
Kia Corp 27,208 1,838
Toyota Motor Corp 277,000 4,935
Volvo AB - B Shares 61,150 1,365
$ 12,136
Automobile Parts & Equipment - 1 .04%
Toyota Industries Corp 37,300 3,069
Banks - 11 .05%
Bank Leumi Le-Israel BM 151,631 1,285
Bank Rakyat Indonesia Persero Tbk PT 7,633,808 2,035
BNP Paribas SA
(e)
32,233 2,062
Canadian Imperial Bank of Commerce
(e)
11,200 1,247
DBS Group Holdings Ltd 108,100 2,395
DNB Bank ASA
(d)
70,202 1,596
Grupo Financiero Banorte SAB de CV 174,759 1,120
HDFC Bank Ltd ADR 15,362 1,123
ICICI Bank Ltd ADR 147,592 2,785
Intesa Sanpaolo SpA 987,096 2,794
Kasikornbank PCL 207,000 805
Kotak Mahindra Bank Ltd 50,982 1,372
Lloyds Banking Group PLC 3,396,578 2,114
Mediobanca Banca di Credito Finanziario SpA 200,279 2,410
OTP Bank Nyrt
(d)
13,993 819
PT Bank Central Asia Tbk 402,100 979
TCS Group Holding PLC 21,368 1,943
Toronto-Dominion Bank/The 30,400 2,013
United Overseas Bank Ltd 85,600 1,619
$ 32,516
Beverages - 1 .10%
Carlsberg AS 12,943 2,112
Heineken NV 10,771 1,124
$ 3,236
Biotechnology - 1 .09%
CSL Ltd 9,280 1,939
Genmab A/S
(d)
2,935 1,282
$ 3,221
Building Materials - 4 .91%
Beijing New Building Materials PLC 136,397 671
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
184,100 1,258
China Lesso Group Holdings Ltd 725,000 1,154
Cie de Saint-Gobain 48,534 3,266
CRH PLC 78,851 3,722
Geberit AG 1,636 1,201
HeidelbergCement AG 30,534 2,278
Voltas Ltd 55,058 899
$ 14,449
Chemicals - 2 .35%
Akzo Nobel NV 14,636 1,599
Evonik Industries AG 29,945 939
Koninklijke DSM NV 8,906 1,781
Nippon Sanso Holdings Corp 32,700 820
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 10,600 $ 1,789
$ 6,928
Commercial Services - 1 .06%
Adecco Group AG 15,641 784
TechnoPro Holdings Inc 46,300 1,392
Worldline SA/France
(d),(f)
12,287 937
$ 3,113
Computers - 3 .81%
Capgemini SE 14,727 3,054
Globant SA
(d)
2,965 833
Infosys Ltd 132,990 2,982
LG Corp 9,859 767
Logitech International SA 27,266 2,426
Nomura Research Institute Ltd 31,400 1,154
$ 11,216
Consumer Products - 0 .60%
Hindustan Unilever Ltd 48,705 1,771
Cosmetics & Personal Care - 0 .90%
L'Oreal SA 6,409 2,652
Distribution & Wholesale - 2 .09%
Bunzl PLC 32,066 1,058
Ferguson PLC 15,604 2,166
ITOCHU Corp
(e)
71,300 2,077
Pop Mart International Group Ltd
(d),(f)
126,400 855
$ 6,156
Diversified Financial Services - 2 .03%
Banca Generali SpA
(d)
19,236 841
Euronext NV
(f)
7,604 858
Housing Development Finance Corp Ltd 64,177 2,372
KB Financial Group Inc 27,651 1,286
SBI Holdings Inc/Japan 24,800 607
$ 5,964
Electric - 1 .90%
Enel SpA 275,893 2,117
Iberdrola SA 216,222 2,175
Northland Power Inc 41,200 1,295
$ 5,587
Electrical Components & Equipment - 0 .78%
Delta Electronics Inc 165,000 1,478
Signify NV
(f)
16,516 827
$ 2,305
Electronics - 1 .14%
Hoya Corp 21,596 3,369
Energy - Alternate Sources - 0 .45%
Vestas Wind Systems A/S 32,769 1,315
Engineering & Construction - 0 .60%
Vinci SA 16,850 1,752
Food - 2 .85%
Dino Polska SA
(d),(f)
10,310 860
Nestle SA 44,080 5,311
Seven & i Holdings Co Ltd 48,400 2,203
$ 8,374
Hand & Machine Tools - 0 .53%
Techtronic Industries Co Ltd 78,500 1,551
Healthcare - Products - 1 .52%
Alcon Inc 26,275 2,127
Getinge AB 34,504 1,376
Sartorius Stedim Biotech 1,759 983
$ 4,486
Healthcare - Services - 2 .25%
Fresenius SE & Co KGaA 19,718 944
ICON PLC
(d)
11,353 2,975
Lonza Group AG 3,604 2,703
$ 6,622

Schedule of Investments
Diversified International Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .28%
Daiwa House Industry Co Ltd 25,300 $ 843
Persimmon PLC 37,926 1,357
Taylor Wimpey PLC 755,038 1,575
$ 3,775
Home Furnishings - 2 .69%
Haier Smart Home Co Ltd 313,600 1,096
Howden Joinery Group PLC 140,018 1,686
JS Global Lifestyle Co Ltd
(f)
328,500 760
Sony Group Corp 39,300 4,363
$ 7,905
Insurance - 3 .95%
AIA Group Ltd 318,400 3,663
AXA SA 53,385 1,479
Fairfax Financial Holdings Ltd 2,400 969
ICICI Lombard General Insurance Co Ltd
(f)
42,475 907
Jackson Financial Inc
(d)
2,426 63
Legal & General Group PLC 304,960 1,146
Prudential PLC 97,074 1,884
Sampo Oyj 30,292 1,498
$ 11,609
Internet - 2 .02%
Shopify Inc
(d)
1,790 2,427
Tencent Holdings Ltd 47,493 2,835
Trip.com Group Ltd
(d)
22,250 679
$ 5,941
Iron & Steel - 0 .41%
Vale SA 87,300 1,216
Leisure Products & Services - 1 .37%
Shimano Inc 9,700 2,834
Yamaha Motor Co Ltd 42,700 1,189
$ 4,023
Machinery - Diversified - 2 .37%
Ebara Corp 41,600 2,046
GEA Group AG 22,573 1,031
Keyence Corp 4,000 2,387
Omron Corp 15,300 1,514
$ 6,978
Mining - 1 .70%
Anglo American PLC 38,266 1,341
Franco-Nevada Corp 12,167 1,581
Rio Tinto Ltd 29,192 2,078
$ 5,000
Miscellaneous Manufacturers - 1 .66%
JSR Corp 40,300 1,449
Pidilite Industries Ltd 30,656 982
Siemens AG 14,947 2,444
$ 4,875
Oil & Gas - 3 .75%
BP PLC 501,590 2,285
LUKOIL PJSC ADR 18,208 1,729
Neste Oyj 45,187 2,549
Reliance Industries Ltd 63,309 2,143
TotalEnergies SE 48,640 2,325
$ 11,031
Pharmaceuticals - 5 .02%
AstraZeneca PLC 33,918 4,088
Dechra Pharmaceuticals PLC 13,301 869
Novo Nordisk A/S 47,106 4,540
Roche Holding AG 14,473 5,282
$ 14,779
Pipelines - 0 .30%
Pembina Pipeline Corp 27,700 878
Private Equity - 3 .26%
3i Group PLC 214,251 3,680
Brookfield Asset Management Inc 82,769 4,435
Intermediate Capital Group PLC 54,440 1,491
$ 9,606
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .43%
A-Living Smart City Services Co Ltd
(f)
540,250 $ 1,919
Shimao Services Holdings Ltd
(f)
308,000 637
Sun Hung Kai Properties Ltd 85,000 1,061
Tokyo Tatemono Co Ltd 37,900 600
$ 4,217
REITs - 0 .18%
Keppel DC REIT 296,700 542
Retail - 3 .75%
Alimentation Couche-Tard Inc 59,746 2,286
Bosideng International Holdings Ltd 1,584,000 1,120
Home Product Center PCL 1,333,500 533
JD Sports Fashion PLC 158,679 2,230
Li Ning Co Ltd 186,500 2,150
Magazine Luiza SA 177,489 468
Wal-Mart de Mexico SAB de CV 662,822 2,246
$ 11,033
Semiconductors - 8 .80%
Advantest Corp 16,700 1,488
ASM International NV 3,600 1,410
ASML Holding NV 9,181 6,859
MediaTek Inc 54,000 1,738
Nordic Semiconductor ASA
(d)
38,063 1,132
Samsung Electronics Co Ltd 89,515 5,550
Taiwan Semiconductor Manufacturing Co Ltd 373,140 7,717
$ 25,894
Software - 0 .48%
Capcom Co Ltd 32,000 889
DeNA Co Ltd 28,400 527
$ 1,416
Telecommunications - 1 .93%
Deutsche Telekom AG 60,757 1,218
Nice Ltd ADR
(d)
2,724 774
Nippon Telegraph & Telephone Corp 74,700 2,070
SoftBank Group Corp 27,800 1,606
$ 5,668
Toys, Games & Hobbies - 1 .19%
Nintendo Co Ltd 7,300 3,489
Transportation - 1 .39%
Canadian National Railway Co 17,228 1,997
Deutsche Post AG 33,302 2,088
$ 4,085
TOTAL COMMON STOCKS $ 291,503
Total Investments $ 301,451
Other Assets and Liabilities -  (2.44)% (7,173)
TOTAL NET ASSETS - 100.00% $ 294,278
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,308 or
2.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,928 or 2.35% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,560 or 2.91% of net assets.

Schedule of Investments
Diversified International Account
September 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 17 .11%
United Kingdom 9 .85%
France 7 .63%
Canada 6 .86%
Switzerland 6 .75%
India 5 .91%
Netherlands 4 .90%
China 4 .50%
Germany 4 .26%
Taiwan 3 .71%
United States 3 .40%
Korea, Republic Of 3 .21%
Denmark 3 .14%
Italy 3 .03%
Hong Kong 2 .78%
Ireland 2 .27%
Singapore 1 .54%
Australia 1 .37%
Finland 1 .37%
Mexico 1 .14%
Indonesia 1 .02%
Sweden 0 .93%
Norway 0 .92%
Spain 0 .74%
Israel 0 .70%
Cyprus 0 .66%
Russian Federation 0 .59%
Brazil 0 .57%
Thailand 0 .45%
Poland 0 .29%
Hungary 0 .28%
Uruguay 0 .28%
Panama 0 .28%
Other Assets and Liabilities
( 2 .44 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,712 $ 94,184 $ 88,476 $ 7,420
$ 1,712 $ 94,184 $ 88,476 $ 7,420
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .14 % Shares Held Value (000's)
Money Market Funds - 2 .14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
15,055,659 $ 15,056
TOTAL INVESTMENT COMPANIES $ 15,056
COMMON STOCKS - 97 .66 % Shares Held Value (000's)
Apparel - 1 .65%
NIKE Inc 80,084 $ 11,631
Automobile Manufacturers - 2 .05%
PACCAR Inc 183,016 14,444
Automobile Parts & Equipment - 2 .38%
Magna International Inc 222,907 16,772
Banks - 10 .04%
Bank of America Corp 179,319 7,612
First Republic Bank/CA 88,452 17,061
JPMorgan Chase & Co 115,192 18,856
Morgan Stanley 122,909 11,960
PNC Financial Services Group Inc/The 78,135 15,286
$ 70,775
Beverages - 1 .75%
Coca-Cola Co/The 234,616 12,310
Biotechnology - 1 .79%
Corteva Inc 299,228 12,592
Chemicals - 2 .25%
Air Products and Chemicals Inc 31,625 8,100
PPG Industries Inc 54,167 7,746
$ 15,846
Computers - 1 .71%
Apple Inc 85,339 12,075
Diversified Financial Services - 4 .70%
BlackRock Inc 23,883 20,030
Discover Financial Services 106,816 13,122
$ 33,152
Electric - 4 .96%
Eversource Energy 79,493 6,499
NextEra Energy Inc 136,256 10,699
Sempra Energy 31,765 4,018
WEC Energy Group Inc 78,681 6,940
Xcel Energy Inc 108,680 6,793
$ 34,949
Electronics - 0 .93%
Honeywell International Inc 30,725 6,522
Food - 3 .03%
Hormel Foods Corp 331,335 13,584
Tyson Foods Inc 98,882 7,806
$ 21,390
Healthcare - Products - 5 .56%
Abbott Laboratories 150,615 17,792
Medtronic PLC 129,746 16,264
STERIS PLC 25,149 5,137
$ 39,193
Healthcare - Services - 0 .88%
UnitedHealth Group Inc 15,784 6,167
Insurance - 3 .93%
Chubb Ltd 67,128 11,645
Fidelity National Financial Inc 221,296 10,034
Swiss Re AG ADR 283,805 6,056
$ 27,735
Machinery - Construction & Mining - 0 .64%
Caterpillar Inc 23,402 4,492
Machinery - Diversified - 2 .20%
Deere & Co 46,270 15,504
Media - 1 .98%
Cable One Inc 3,792 6,875
Comcast Corp - Class A 126,779 7,091
$ 13,966
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .90%
Parker-Hannifin Corp 58,441 $ 16,341
Trane Technologies PLC 64,525 11,140
$ 27,481
Oil & Gas - 4 .04%
Chevron Corp 85,397 8,663
EOG Resources Inc 125,820 10,100
Marathon Petroleum Corp 157,493 9,735
$ 28,498
Pharmaceuticals - 9 .41%
Becton Dickinson and Co 53,433 13,135
Eli Lilly & Co 7,836 1,811
Merck & Co Inc 196,070 14,727
Novartis AG ADR 129,597 10,598
Pfizer Inc 230,151 9,899
Roche Holding AG ADR 356,069 16,190
$ 66,360
Pipelines - 1 .10%
Enterprise Products Partners LP 359,673 7,783
Private Equity - 2 .68%
KKR & Co Inc 310,028 18,874
REITs - 4 .25%
Alexandria Real Estate Equities Inc 60,354 11,532
Digital Realty Trust Inc 78,251 11,303
Realty Income Corp 110,248 7,151
$ 29,986
Retail - 4 .00%
Costco Wholesale Corp 27,607 12,405
Starbucks Corp 85,324 9,412
Target Corp 27,875 6,377
$ 28,194
Semiconductors - 3 .98%
Microchip Technology Inc 95,024 14,585
Taiwan Semiconductor Manufacturing Co Ltd
ADR
120,729 13,480
$ 28,065
Software - 4 .65%
Activision Blizzard Inc 99,828 7,726
Fidelity National Information Services Inc 60,676 7,383
Microsoft Corp 37,958 10,701
SAP SE ADR 51,652 6,975
$ 32,785
Telecommunications - 4 .76%
BCE Inc 350,302 17,536
Verizon Communications Inc 297,186 16,051
$ 33,587
Toys, Games & Hobbies - 0 .19%
Hasbro Inc 14,790 1,320
Transportation - 2 .27%
Expeditors International of Washington Inc 58,923 7,020
Union Pacific Corp 45,947 9,006
$ 16,026
TOTAL COMMON STOCKS $ 688,474
Total Investments $ 703,530
Other Assets and Liabilities -  0.20% 1,429
TOTAL NET ASSETS - 100.00% $ 704,959
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
September 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .60%
Consumer, Non-cyclical 22 .42%
Technology 10 .34%
Consumer, Cyclical 10 .27%
Industrial 9 .94%
Communications 6 .74%
Energy 5 .14%
Utilities 4 .96%
Basic Materials 2 .25%
Money Market Funds 2 .14%
Other Assets and Liabilities
0 .20%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,730 $ 199,057 $ 199,731 $ 15,056
$ 15,730 $ 199,057 $ 199,731 $ 15,056
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 12 .08 % Shares Held Value (000's)
Money Market Funds - 12 .08%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
22,587,252 $ 22,587
TOTAL INVESTMENT COMPANIES $ 22,587
BONDS - 17 .04%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 8 .14%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 621 $ 621
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 1,070 1,070
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 873 873
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 999 999
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 465 465
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 1,470 1,470
Drive Auto Receivables Trust 2021-2
0.36%, 05/15/2024 2,500 2,501
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 872 872
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
625 625
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
567 567
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 283 283
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 634 634
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 845 846
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
1,320 1,321
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
1,535 1,534
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 535 535
$ 15,216
Commercial Mortgage Backed Securities - 1 .34%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,065 1,075
Ginnie Mae
0.20%, 02/16/2055
(e),(f)
11,790 56
0.52%, 04/16/2047
(e),(f)
6,595 116
0.54%, 11/16/2052
(e),(f)
7,503 136
0.54%, 03/16/2060
(e),(f)
2,625 127
2.60%, 05/16/2059 341 351
2.60%, 03/16/2060 634 652
$ 2,513
Mortgage Backed Securities - 7 .14%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
166 169
Fannie Mae Grantor Trust 2005-T1
0.44%, 05/25/2035 140 141
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
839 103
Fannie Mae REMICS
1.56%, 06/25/2045
(e)
2,107 116
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(e)
897 31
3.00%, 04/25/2042 240 244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.00%, 05/25/2048 $ 111 $ 116
3.00%, 01/25/2051
(e)
2,490 349
3.50%, 01/25/2040
(e)
350 9
4.00%, 12/25/2039
(e)
67 —
4.50%, 04/25/2045
(e)
1,742 301
7.00%, 04/25/2032 68 80
Freddie Mac REMICS
1.50%, 04/15/2028 519 527
1.71%, 05/15/2038
(e)
1,864 90
1.00 x 12 Month Treasury Average Index
+ 0.00%
3.00%, 11/15/2030
(e)
312 3
3.00%, 11/15/2035 950 968
3.00%, 10/15/2041 203 206
3.00%, 04/15/2046 151 161
3.50%, 03/15/2029 51 51
3.50%, 08/15/2040
(e)
474 17
Ginnie Mae
2.00%, 12/20/2050
(e)
4,495 511
2.50%, 10/20/2050
(e)
2,934 364
2.50%, 12/20/2050
(e)
1,853 219
2.50%, 01/20/2051
(e)
4,228 461
3.00%, 07/20/2050
(e)
1,691 202
3.00%, 08/20/2050
(e)
2,930 332
3.00%, 09/20/2050
(e)
2,831 338
3.00%, 09/20/2050
(e)
3,208 403
3.00%, 10/20/2050
(e)
2,126 234
3.00%, 11/20/2050
(e)
4,198 524
3.00%, 11/20/2050
(e)
2,686 328
3.00%, 12/20/2050
(e)
1,651 192
3.00%, 01/20/2051
(e)
3,171 386
3.50%, 10/20/2044
(e)
3,302 313
3.50%, 10/20/2049
(e)
2,673 370
4.00%, 02/20/2044
(e)
1,547 111
4.00%, 04/20/2044
(e)
872 68
4.00%, 01/20/2046
(e)
689 48
6.01%, 06/20/2046
(e)
438 88
(1.00) x 1 Month USD LIBOR + 6.10%
6.05%, 12/20/2043
(e)
992 198
(1.00) x 1 Month USD LIBOR + 6.14%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
187 190
JP Morgan Mortgage Trust 2017-3
3.75%, 08/25/2047
(d),(f)
534 544
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
250 250
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,167 1,247
New Residential Mortgage Loan Trust 2015-2
5.48%, 08/25/2055
(d),(f)
942 1,007
Sequoia Mortgage Trust 2013-2
3.66%, 02/25/2043
(f)
284 289
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(d),(f)
444 453
$ 13,352
Other Asset Backed Securities - 0 .42%
Chase Funding Trust Series 2004-1
0.55%, 12/25/2033 80 78
1.00 x 1 Month USD LIBOR + 0.46%
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
550 573
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 136 136
$ 787
TOTAL BONDS $ 31,868

Schedule of Investments
Government & High Quality Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 101 .99%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 6 .90%
2.00%, 10/01/2031 $ 387 $ 400
2.23%, 09/01/2032 7 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 334 351
3.00%, 02/01/2027 114 121
3.00%, 01/01/2031 321 341
3.00%, 01/01/2033 621 664
3.00%, 03/01/2037 212 225
3.00%, 08/01/2042 368 392
3.00%, 10/01/2042 637 681
3.00%, 10/01/2042 315 338
3.00%, 05/01/2043 434 468
3.00%, 10/01/2046 552 600
3.50%, 02/01/2032 588 630
3.50%, 04/01/2042 774 844
3.50%, 05/01/2042 363 397
3.50%, 07/01/2042 1,204 1,312
3.50%, 02/01/2044 476 514
4.00%, 07/01/2042 547 616
4.00%, 01/01/2043 589 652
4.00%, 06/01/2043 590 648
4.00%, 10/01/2045 734 820
4.50%, 11/01/2043 522 592
5.00%, 10/01/2025 49 54
5.00%, 02/01/2033 87 99
5.00%, 06/01/2033 109 121
5.00%, 01/01/2034 282 321
5.00%, 07/01/2035 58 66
5.00%, 07/01/2035 13 15
5.00%, 07/01/2035 5 6
5.00%, 10/01/2035 23 27
5.50%, 03/01/2033 63 73
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 16
6.00%, 12/01/2023 1 1
6.00%, 05/01/2031 8 9
6.00%, 12/01/2031 7 8
6.00%, 11/01/2033 29 33
6.00%, 09/01/2034 31 36
6.00%, 02/01/2035 15 17
6.00%, 10/01/2036 28 33
6.00%, 03/01/2037 29 33
6.00%, 01/01/2038 50 59
6.00%, 01/01/2038 7 8
6.00%, 04/01/2038 18 21
6.50%, 04/01/2022 1 1
6.50%, 05/01/2023 3 3
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 2
6.50%, 01/01/2028 2 2
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 9 10
6.50%, 11/01/2028 2 2
6.50%, 12/01/2028 4 5
6.50%, 03/01/2029 2 2
6.50%, 07/01/2031 16 18
6.50%, 08/01/2031 4 5
6.50%, 10/01/2031 5 5
6.50%, 10/01/2031 7 8
6.50%, 12/01/2031 8 9
6.50%, 02/01/2032 8 9
6.50%, 05/01/2032 19 22
6.50%, 04/01/2035 4 5
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 1
7.00%, 09/01/2027 2 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.00%, 01/01/2028 $ 15 $ 16
7.00%, 04/01/2028 9 10
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 4 4
7.00%, 10/01/2031 8 9
7.00%, 04/01/2032 28 32
7.50%, 10/01/2030 5 6
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 6 7
8.00%, 10/01/2030 12 14
8.50%, 07/01/2029 14 14
$ 12,901
Federal National Mortgage Association (FNMA) - 0 .51%
2.02%, 12/01/2032 10 10
1.00 x 12 Month USD LIBOR + 1.64%
2.12%, 12/01/2033 42 42
1.00 x 12 Month USD LIBOR + 1.69%
3.00%, 04/01/2043 637 686
5.50%, 05/01/2033 12 12
6.00%, 05/01/2037 125 141
6.50%, 08/01/2025 11 12
6.50%, 11/01/2032 12 13
7.00%, 08/01/2028 9 10
7.00%, 12/01/2028 8 9
8.00%, 05/01/2027 3 3
8.50%, 10/01/2027 19 19
$ 957
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 56 .42%
2.00%, 02/01/2032 256 264
2.00%, 11/01/2035 1,234 1,278
2.00%, 11/01/2035 1,755 1,818
2.00%, 10/01/2036
(g)
5,750 5,922
2.00%, 10/01/2050 951 960
2.00%, 03/01/2051 2,207 2,237
2.00%, 05/01/2051 5,092 5,135
2.00%, 07/01/2051 2,773 2,783
2.00%, 09/01/2051 1,600 1,606
2.00%, 09/01/2051 3,500 3,524
2.50%, 06/01/2027 517 542
2.50%, 08/01/2028 407 429
2.50%, 12/01/2031 523 551
2.50%, 09/01/2032 352 371
2.50%, 08/01/2035 1,556 1,642
2.50%, 10/01/2035 1,763 1,845
2.50%, 04/01/2050 1,361 1,405
2.50%, 06/01/2050 1,399 1,449
2.50%, 08/01/2050 3,450 3,577
2.50%, 10/01/2051
(g)
23,785 24,524
3.00%, 05/01/2029 468 498
3.00%, 08/01/2031 935 1,000
3.00%, 12/01/2034 661 697
3.00%, 10/01/2036 411 441
3.00%, 10/01/2042 996 1,076
3.00%, 10/01/2046 686 737
3.00%, 08/01/2049 328 344
3.00%, 10/01/2049 822 861
3.00%, 12/01/2049 801 841
3.00%, 01/01/2050 1,240 1,303
3.00%, 02/01/2050 1,098 1,153
3.00%, 07/01/2050 1,423 1,494
3.00%, 08/01/2050 1,062 1,116
3.00%, 09/01/2050 1,494 1,577
3.00%, 10/01/2051
(g)
950 994
3.50%, 08/01/2031 471 511
3.50%, 02/01/2033 726 788
3.50%, 09/01/2033 1,031 1,119
3.50%, 06/01/2039 305 329

Schedule of Investments
Government & High Quality Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2042 $ 800 $ 875
3.50%, 12/01/2042 911 1,002
3.50%, 02/01/2043 347 384
3.50%, 03/01/2045 391 429
3.50%, 03/01/2045 696 752
3.50%, 09/01/2045 519 568
3.50%, 03/01/2047 635 700
3.50%, 11/01/2048 1,445 1,600
3.50%, 03/01/2050 2,016 2,162
4.00%, 01/01/2034 284 312
4.00%, 10/01/2037 417 452
4.00%, 02/01/2041 819 915
4.00%, 02/01/2042 510 569
4.00%, 10/01/2043 178 196
4.00%, 08/01/2044 361 407
4.00%, 10/01/2044 1,051 1,161
4.00%, 11/01/2044 335 378
4.00%, 08/01/2045 550 619
4.00%, 08/01/2046 918 1,016
4.00%, 07/01/2047 736 828
4.00%, 10/01/2047 604 673
4.50%, 08/01/2039 965 1,094
4.50%, 03/01/2042 262 297
4.50%, 09/01/2043 1,037 1,174
4.50%, 10/01/2043 598 677
4.50%, 11/01/2043 611 695
4.50%, 09/01/2045 430 483
4.50%, 10/01/2045 610 690
4.50%, 11/01/2045 872 979
4.50%, 08/01/2048 493 553
4.50%, 12/01/2048 650 724
5.00%, 05/01/2033 706 808
5.00%, 04/01/2035 59 67
5.00%, 04/01/2035 78 89
5.00%, 07/01/2035 3 3
5.00%, 02/01/2038 256 292
5.00%, 02/01/2040 810 937
5.00%, 07/01/2041 636 729
5.50%, 06/01/2033 39 45
5.50%, 02/01/2037 2 3
5.50%, 03/01/2038 59 69
6.00%, 06/01/2022 1 1
6.00%, 11/01/2028 10 11
6.00%, 12/01/2031 4 5
6.00%, 01/01/2033 31 36
6.00%, 07/01/2037 78 92
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 8
6.00%, 03/01/2038 38 44
6.50%, 05/01/2024 2 3
6.50%, 09/01/2024 2 3
6.50%, 07/01/2025 7 7
6.50%, 02/01/2026 2 2
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 7 8
6.50%, 03/01/2029 4 4
6.50%, 04/01/2029 4 4
6.50%, 06/01/2031 9 10
6.50%, 01/01/2032 3 4
6.50%, 04/01/2032 2 2
6.50%, 08/01/2032 7 8
6.50%, 02/01/2033 8 9
6.50%, 12/01/2036 11 12
6.50%, 07/01/2037 21 25
6.50%, 07/01/2037 10 11
6.50%, 02/01/2038 19 22
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.00%, 10/01/2029 $ 7 $ 7
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 14 16
8.00%, 06/01/2030 1 1
$ 105,511
Government National Mortgage Association (GNMA) - 21 .53%
2.00%, 10/01/2051 7,200 7,304
2.50%, 10/01/2051 13,500 13,936
3.00%, 11/15/2042 459 492
3.00%, 12/15/2042 956 1,013
3.00%, 02/15/2043 990 1,065
3.00%, 05/15/2043 1,204 1,292
3.00%, 07/20/2045 674 711
3.00%, 07/20/2046 369 388
3.00%, 08/20/2046 807 850
3.00%, 09/20/2046 994 1,046
3.00%, 12/20/2046 498 525
3.00%, 02/20/2047 621 655
3.00%, 08/20/2047 383 402
3.00%, 10/01/2051 2,000 2,089
3.50%, 01/15/2043 753 818
3.50%, 05/15/2043 794 863
3.50%, 06/20/2043 524 571
3.50%, 04/20/2045 382 413
3.50%, 06/20/2046 60 65
3.50%, 02/20/2047 585 637
3.50%, 05/20/2047 634 705
3.50%, 11/20/2047 461 510
4.00%, 08/15/2041 495 543
4.00%, 07/20/2047 498 558
4.00%, 01/20/2048 1,713 1,862
4.50%, 07/15/2040 287 325
5.00%, 09/15/2033 3 3
5.00%, 02/15/2034 175 203
5.00%, 09/15/2039 21 24
5.50%, 11/15/2033 20 22
5.50%, 05/20/2035 72 84
6.00%, 04/20/2026 2 2
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 1 2
6.00%, 06/20/2028 9 10
6.00%, 07/20/2028 4 5
6.00%, 02/20/2029 4 4
6.00%, 03/20/2029 9 10
6.00%, 07/20/2029 9 10
6.00%, 07/20/2033 72 84
6.50%, 12/20/2025 4 4
6.50%, 02/20/2026 3 3
6.50%, 03/20/2031 6 7
6.50%, 04/20/2031 6 7
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 45 47
7.00%, 01/15/2029 9 10
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 5 6
7.00%, 09/15/2031 21 24
7.00%, 06/15/2032 43 48
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 1 1
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 1
$ 40,272

Schedule of Investments
Government & High Quality Bond Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 2 .73%
2.13%, 12/31/2022 $ 2,400 $ 2,459
4.50%, 02/15/2036 1,000 1,367
5.25%, 11/15/2028 1,000 1,271
$ 5,097
U.S. Treasury Bill - 13 .90%
0.02%, 11/12/2021
(h)
6,000 6,000
0.04%, 10/14/2021
(h)
10,500 10,500
0.04%, 11/26/2021
(h)
9,500 9,499
$ 25,999
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 190,737
Total Investments $ 245,192
Other Assets and Liabilities -  (31.11)% (58,171)
TOTAL NET ASSETS - 100.00% $ 187,021
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,480 or 4.53% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 93 .84%
Government 16 .63%
Money Market Funds 12 .08%
Asset Backed Securities 8 .56%
Other Assets and Liabilities
( 31 .11 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 17,351 $ 89,073 $ 83,837 $ 22,587
$ 17,351 $ 89,073 $ 83,837 $ 22,587
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2021 Long 93 $ 12,240 $ (158)
US 5 Year Note; December 2021 Short 44 5,401 33
US Long Bond; December 2021 Long 1 159 (4)
Total $ (129)
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .86 % Shares Held Value (000's)
Money Market Funds - 1 .86%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
337,543 $ 338
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,370,986 1,371
$ 1,709
TOTAL INVESTMENT COMPANIES $ 1,709
COMMON STOCKS - 98 .65 % Shares Held Value (000's)
Agriculture - 0 .26%
SLC Agricola SA 28,800 $ 242
Airlines - 0 .33%
Copa Holdings SA
(d)
3,737 304
Automobile Manufacturers - 3 .49%
Ashok Leyland Ltd 354,371 635
Eicher Motors Ltd 15,113 565
Hyundai Motor Co 4,756 792
Kia Corp 13,203 892
Yadea Group Holdings Ltd
(e)
196,000 320
$ 3,204
Automobile Parts & Equipment - 0 .81%
Fuyao Glass Industry Group Co Ltd
(e)
54,400 289
Weichai Power Co Ltd 221,000 458
$ 747
Banks - 10 .88%
Bank Rakyat Indonesia Persero Tbk PT 2,807,276 748
China Merchants Bank Co Ltd 100,500 800
Grupo Financiero Banorte SAB de CV 98,000 628
HDFC Bank Ltd 38,587 825
ICICI Bank Ltd 127,871 1,202
Kasikornbank PCL 90,900 354
Kotak Mahindra Bank Ltd 17,946 483
OTP Bank Nyrt
(d)
9,350 547
PT Bank Central Asia Tbk 223,200 544
Regional SAB de CV 105,000 601
Saudi National Bank/The 49,309 807
Sberbank of Russia PJSC ADR 84,349 1,572
TCS Group Holding PLC 9,654 878
$ 9,989
Beverages - 1 .39%
Arca Continental SAB de CV 60,000 365
Kweichow Moutai Co Ltd 1,500 424
Tsingtao Brewery Co Ltd 62,000 488
$ 1,277
Biotechnology - 0 .24%
I-Mab ADR
(d)
2,997 217
Building Materials - 2 .51%
Amber Enterprises India Ltd
(d)
12,920 562
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
84,371 577
China Lesso Group Holdings Ltd 374,000 595
Voltas Ltd 22,242 363
Xinyi Glass Holdings Ltd 70,000 209
$ 2,306
Chemicals - 1 .40%
Asian Paints Ltd 12,500 545
Navin Fluorine International Ltd 7,208 357
Supreme Industries Ltd 12,152 381
$ 1,283
Commercial Services - 0 .73%
GPS Participacoes e Empreendimentos SA
(d),(e)
83,688 257
NICE Information Service Co Ltd 24,308 417
$ 674
Computers - 2 .31%
Globant SA
(d)
1,321 371
Infosys Ltd 62,040 1,391
LG Corp 4,602 358
$ 2,120
Consumer Products - 0 .63%
Hindustan Unilever Ltd 15,979 581
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .61%
AKR Corporindo Tbk PT 939,600 $ 284
Pop Mart International Group Ltd
(d),(e)
61,100 414
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
(d)
281,342 778
$ 1,476
Diversified Financial Services - 4 .80%
Bajaj Finance Ltd 5,822 599
Banco BTG Pactual SA 56,112 258
CreditAccess Grameen Ltd
(d)
29,925 255
Fubon Financial Holding Co Ltd 317,900 869
Fubon Financial Holding Co Ltd - Rights
(d)
11,016 7
Hong Kong Exchanges & Clearing Ltd 4,300 264
Housing Development Finance Corp Ltd 38,832 1,435
KB Financial Group Inc 15,523 722
$ 4,409
Electric - 0 .59%
China Longyuan Power Group Corp Ltd 222,000 545
Electrical Components & Equipment - 1 .31%
Delta Electronics Inc 63,000 565
Frencken Group Ltd 380,400 642
$ 1,207
Electronics - 0 .40%
Voltronic Power Technology Corp 6,000 366
Energy - Alternate Sources - 0 .55%
Sao Martinho SA 78,082 501
Engineering & Construction - 0 .64%
Grupo Aeroportuario del Pacifico SAB de CV
(d)
50,600 588
Food - 3 .12%
Bid Corp Ltd 23,720 510
Dino Polska SA
(d),(e)
6,921 577
JBS SA 44,100 300
Nestle India Ltd 1,263 330
Tingyi Cayman Islands Holding Corp 298,000 554
Want Want China Holdings Ltd 787,000 594
$ 2,865
Gas - 1 .43%
China Resources Gas Group Ltd 102,000 535
ENN Energy Holdings Ltd 47,000 775
$ 1,310
Healthcare - Products - 1 .22%
Osstem Implant Co Ltd 6,924 775
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
5,700 341
$ 1,116
Healthcare - Services - 2 .49%
Hygeia Healthcare Holdings Co Ltd
(e)
38,600 285
Notre Dame Intermedica Participacoes SA 24,000 328
Pharmaron Beijing Co Ltd
(e)
20,600 491
Rede D'Or Sao Luiz SA
(e)
26,571 331
Wuxi Biologics Cayman Inc
(d),(e)
52,500 852
$ 2,287
Home Furnishings - 0 .96%
Haier Smart Home Co Ltd 110,400 386
JS Global Lifestyle Co Ltd
(e)
112,500 260
Vestel Beyaz Esya Sanayi ve Ticaret AS 42,651 234
$ 880
Insurance - 3 .67%
AIA Group Ltd 63,000 725
ICICI Lombard General Insurance Co Ltd
(e)
19,228 411
ICICI Prudential Life Insurance Co Ltd
(e)
36,205 327
PICC Property & Casualty Co Ltd 660,000 640
Ping An Insurance Group Co of China Ltd 111,500 762
Qualitas Controladora SAB de CV 109,500 504
$ 3,369

Schedule of Investments
International Emerging Markets Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 13 .87%
Alibaba Group Holding Ltd
(d)
162,292 $ 3,005
JD.com Inc ADR
(d)
14,030 1,014
Meituan
(d),(e)
51,600 1,647
MercadoLibre Inc
(d)
303 509
My EG Services Bhd 1,923,400 421
NCSoft Corp 834 422
Sea Ltd ADR
(d)
1,767 563
Tencent Holdings Ltd 76,600 4,573
Trip.com Group Ltd ADR
(d)
19,040 586
$ 12,740
Investment Companies - 0 .48%
VEF AB
(d)
687,023 441
Iron & Steel - 1 .08%
Hunan Valin Steel Co Ltd 268,996 275
Severstal PAO 17,444 364
Vale SA 25,300 352
$ 991
Lodging - 0 .29%
Galaxy Entertainment Group Ltd
(d)
51,000 262
Machinery - Diversified - 0 .77%
NARI Technology Co Ltd 55,094 305
WEG SA 55,900 405
$ 710
Metal Fabrication & Hardware - 0 .74%
APL Apollo Tubes Ltd
(d)
33,994 376
Astral Ltd 10,430 303
$ 679
Mining - 1 .28%
Anglo American PLC 16,432 576
Impala Platinum Holdings Ltd
(f)
29,909 337
Polyus PJSC 3,270 267
$ 1,180
Miscellaneous Manufacturers - 1 .62%
Elite Material Co Ltd 42,000 325
Lens Technology Co Ltd 57,300 185
Pidilite Industries Ltd 10,835 347
Sunny Optical Technology Group Co Ltd 24,100 631
$ 1,488
Oil & Gas - 5 .04%
LUKOIL PJSC ADR 11,464 1,089
Petrobras Distribuidora SA 127,300 546
Petroleo Brasileiro SA 133,900 690
Reliance Industries Ltd 68,127 2,306
$ 4,631
Packaging & Containers - 0 .25%
Shandong Pharmaceutical Glass Co Ltd 49,700 229
Pharmaceuticals - 0 .58%
Caplin Point Laboratories Ltd 23,065 274
China Grand Pharmaceutical and Healthcare
Holdings Ltd
326,000 261
$ 535
Pipelines - 0 .60%
Gaztransport Et Technigaz SA 7,406 553
Real Estate - 1 .23%
A-Living Smart City Services Co Ltd
(e)
162,750 578
Shimao Services Holdings Ltd
(e)
265,245 548
$ 1,126
Retail - 4 .41%
Ace Hardware Indonesia Tbk PT 3,450,700 305
Bosideng International Holdings Ltd 664,000 470
China Meidong Auto Holdings Ltd 54,000 272
China Yongda Automobiles Services Holdings Ltd 228,500 330
Home Product Center PCL 852,000 340
Li Ning Co Ltd 62,500 720
Magazine Luiza SA 154,266 407
Via S/A
(d)
154,492 218
Wal-Mart de Mexico SAB de CV 210,300 713
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yifeng Pharmacy Chain Co Ltd 34,292 $ 276
$ 4,051
Semiconductors - 17 .22%
ASE Technology Holding Co Ltd 79,000 306
ASPEED Technology Inc 3,000 247
eMemory Technology Inc 5,500 385
Hana Materials Inc 9,203 373
Keystone Microtech Corp 25,000 274
MediaTek Inc 45,000 1,448
Novatek Microelectronics Corp 19,400 282
Parade Technologies Ltd 5,000 293
Realtek Semiconductor Corp 30,000 528
RichWave Technology Corp 15,400 129
Samsung Electronics Co Ltd 76,779 4,760
Taiwan Semiconductor Manufacturing Co Ltd 328,164 6,787
$ 15,812
Shipbuilding - 0 .21%
Yangzijiang Shipbuilding Holdings Ltd 189,200 191
Software - 0 .54%
NetEase Inc 29,500 499
Telecommunications - 0 .67%
Route Mobile Ltd 12,466 326
Shenzhen Transsion Holdings Co Ltd 12,958 285
$ 611
TOTAL COMMON STOCKS $ 90,592
PREFERRED STOCKS - 0 .25 % Shares Held Value (000's)
Semiconductors - 0 .25%
Samsung Electronics Co Ltd 1431.00% 3,931 $ 229
TOTAL PREFERRED STOCKS $ 229
Total Investments $ 92,530
Other Assets and Liabilities -  (0.76)% (700)
TOTAL NET ASSETS - 100.00% $ 91,830
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $338 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,587 or 8.26% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $334 or 0.36% of net assets.

Schedule of Investments
International Emerging Markets Account
September 30, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 29 .35%
India 16 .54%
Taiwan 13 .63%
Korea, Republic Of 10 .60%
Brazil 6 .11%
Mexico 3 .70%
Russian Federation 3 .59%
Hong Kong 3 .25%
United States 2 .18%
Indonesia 2 .04%
Malaysia 1 .16%
Cyprus 0 .96%
South Africa 0 .91%
Saudi Arabia 0 .88%
Thailand 0 .76%
United Kingdom 0 .63%
Poland 0 .63%
Singapore 0 .61%
Hungary 0 .60%
France 0 .60%
Argentina 0 .56%
Sweden 0 .48%
Uruguay 0 .40%
Panama 0 .33%
Turkey 0 .26%
Other Assets and Liabilities
( 0 .76 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 805 $ 19,147 $ 18,581 $ 1,371
$ 805 $ 19,147 $ 18,581 $ 1,371
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.19% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Russell 1000 Growth ETF 4,500 $ 1,233
Money Market Funds - 1.01%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
141,961 142
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
6,640,247 6,640
$ 6,782
TOTAL INVESTMENT COMPANIES $ 8,015
CONVERTIBLE PREFERRED STOCKS
- 1.97% Shares Held Value (000's)
Automobile Manufacturers - 1.81%
Rivian Automotive Series D 0.00%
(d),(e),(f)
61,168 $ 4,345
Rivian Automotive Series E 0.00%
(d),(e),(f)
90,527 6,430
Rivian Automotive Series F 0.00%
(d),(e),(f)
16,672 1,184
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 229
$ 12,188
Chemicals - 0.03%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 203
Software - 0.09%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 228
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 331
$ 559
Telecommunications - 0.04%
Aurora Innovation 0.00%
(d),(e),(f)
12,920 264
TOTAL CONVERTIBLE PREFERRED STOCKS $ 13,214
COMMON STOCKS - 96.82% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc /The
(d)
1,495 $ 105
Aerospace & Defense - 1.14%
HEICO Corp 54 7
HEICO Corp - Class A 89 10
Howmet Aerospace Inc 92 3
L3Harris Technologies Inc 33,319 7,338
Lockheed Martin Corp 755 261
Northrop Grumman Corp 46 17
Spirit AeroSystems Holdings Inc 97 4
TransDigm Group Inc
(d)
51 32
$ 7,672
Agriculture - 0.03%
Altria Group Inc 3,599 164
Darling Ingredients Inc
(d)
27 2
$ 166
Airlines - 0.01%
Delta Air Lines Inc
(d)
2,232 95
Apparel - 0.36%
Columbia Sportswear Co 7 1
Deckers Outdoor Corp
(d)
11 4
Hanesbrands Inc 721 12
NIKE Inc 16,100 2,338
Skechers USA Inc
(d)
47 2
Tapestry Inc 89 3
VF Corp 727 49
$ 2,409
Automobile Manufacturers - 0.32%
Tesla Inc
(d)
2,780 2,156
TuSimple Holdings Inc
(d),(g)
13 —
$ 2,156
Automobile Parts & Equipment - 0.38%
Allison Transmission Holdings Inc 288 10
Aptiv PLC
(d)
17,037 2,538
QuantumScape Corp
(d),(g)
511 13
$ 2,561
Banks - 0.01%
Citizens Financial Group Inc 261 12
Goldman Sachs Group Inc /The 64 24
Synovus Financial Corp 34 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Western Alliance Bancorp 184 $ 20
$ 58
Beverages - 0.94%
Boston Beer Co Inc /The
(d)
32 16
Brown-Forman Corp - A Shares 84 5
Brown-Forman Corp - B Shares 75,800 5,080
Coca-Cola Co/The 9,553 501
Monster Beverage Corp
(d)
1,205 107
PepsiCo Inc 3,997 601
$ 6,310
Biotechnology - 0.63%
Acceleron Pharma Inc
(d)
183 32
Alnylam Pharmaceuticals Inc
(d)
408 77
Amgen Inc 1,630 347
Certara Inc
(d)
164 5
CureVac NV
(d),(g)
185 10
Exact Sciences Corp
(d)
551 53
Exelixis Inc
(d)
907 19
Guardant Health Inc
(d)
313 39
Horizon Therapeutics Plc
(d)
143 16
Illumina Inc
(d)
509 206
Incyte Corp
(d)
11,659 802
Ionis Pharmaceuticals Inc
(d)
450 15
Iovance Biotherapeutics Inc
(d)
142 4
Maravai LifeSciences Holdings Inc
(d)
353 17
Mirati Therapeutics Inc
(d)
113 20
Moderna Inc
(d)
1,179 454
Novavax Inc
(d)
257 53
Regeneron Pharmaceuticals Inc
(d)
37 22
Royalty Pharma PLC 671 24
Seagen Inc
(d)
416 71
Ultragenyx Pharmaceutical Inc
(d)
167 15
Vertex Pharmaceuticals Inc
(d)
10,771 1,954
$ 4,255
Building Materials - 0.02%
Armstrong World Industries Inc 84 8
AZEK Co Inc /The
(d)
220 8
Carrier Global Corp 1,421 74
Fortune Brands Home & Security Inc 122 11
Louisiana-Pacific Corp 23 1
Trex Co Inc
(d)
407 41
$ 143
Chemicals - 1.35%
Axalta Coating Systems Ltd
(d)
118 3
Celanese Corp 143 21
Chemours Co/The 296 9
Diversey Holdings Ltd
(d)
126 2
Dow Inc 188 11
Ecolab Inc 766 160
FMC Corp 113 10
LyondellBasell Industries NV 112 10
Olin Corp 34 2
PPG Industries Inc 349 50
RPM International Inc 260 20
Sherwin-Williams Co/The 31,267 8,747
Westlake Chemical Corp 21 2
$ 9,047
Commercial Services - 6.09%
Affirm Holdings Inc
(d)
1,093 130
Automatic Data Processing Inc 1,367 273
Booz Allen Hamilton Holding Corp 464 37
Bright Horizons Family Solutions Inc
(d)
169 24
Chegg Inc
(d)
373 25
Cintas Corp 24,185 9,207
CoStar Group Inc
(d)
21,382 1,840
Equifax Inc 162 41
Euronet Worldwide Inc
(d)
125 16
FleetCor Technologies Inc
(d)
65 17
Gartner Inc
(d)
284 86

Schedule of Investments
LargeCap Growth Account I
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Global Payments Inc 49,415 $ 7,787
GXO Logistics Inc
(d)
279 22
H&R Block Inc 509 13
Legalzoom.com Inc
(d),(g)
39 1
MarketAxess Holdings Inc 1,270 534
Mister Car Wash Inc
(d)
114 2
Moody's Corp 536 190
Morningstar Inc 73 19
Paylocity Holding Corp
(d)
133 37
PayPal Holdings Inc
(d)
69,326 18,039
Robert Half International Inc 336 34
Rollins Inc 735 26
S&P Global Inc 4,788 2,034
Sabre Corp
(d)
1,128 13
Shift4 Payments Inc
(d)
149 12
Square Inc
(d)
1,379 331
StoneCo Ltd
(d)
716 25
TransUnion 457 51
United Rentals Inc
(d)
88 31
Verisk Analytics Inc 353 71
WEX Inc
(d)
104 18
$ 40,986
Computers - 3.71%
Accenture PLC - Class A 1,782 570
Apple Inc 140,396 19,866
Crowdstrike Holdings Inc
(d)
686 169
Dell Technologies Inc
(d)
467 49
EPAM Systems Inc
(d)
188 107
Fortinet Inc
(d)
13,646 3,985
Genpact Ltd 30 1
Globant SA
(d)
140 39
HP Inc 1,453 40
McAfee Corp 181 4
NCR Corp
(d)
159 6
NetApp Inc 514 46
Pure Storage Inc
(d)
852 22
Zscaler Inc
(d)
269 71
$ 24,975
Consumer Products - 0.03%
Avery Dennison Corp 152 32
Church & Dwight Co Inc 42 3
Clorox Co/The 351 58
Kimberly-Clark Corp 592 78
$ 171
Cosmetics & Personal Care - 1.38%
Colgate-Palmolive Co 1,546 117
Estee Lauder Cos Inc /The 30,651 9,193
$ 9,310
Distribution & Wholesale - 0.05%
Copart Inc
(d)
725 100
Core & Main Inc
(d)
62 2
Fastenal Co 1,777 92
IAA Inc
(d)
469 26
Leslie's Inc
(d)
361 7
Pool Corp 136 59
SiteOne Landscape Supply Inc
(d)
80 16
WW Grainger Inc 135 53
$ 355
Diversified Financial Services - 3.72%
American Express Co 1,429 239
Ameriprise Financial Inc 222 59
Apollo Global Management Inc 622 38
Charles Schwab Corp/The 17,243 1,256
Credit Acceptance Corp
(d)
1 1
Discover Financial Services 574 71
LPL Financial Holdings Inc 277 43
Mastercard Inc 32,421 11,272
Raymond James Financial Inc 30 3
Rocket Cos Inc 518 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Synchrony Financial 378 $ 19
T Rowe Price Group Inc 259 51
Upstart Holdings Inc
(d)
156 49
UWM Holdings Corp 65 1
Visa Inc 50,861 11,329
Western Union Co/The 379 8
XP Inc
(d)
13,751 552
$ 24,999
Electric - 0.00%
Brookfield Renewable Corp 118 4
NRG Energy Inc 384 16
$ 20
Electrical Components & Equipment - 0.02%
Generac Holdings Inc
(d)
214 87
Universal Display Corp 149 26
$ 113
Electronics - 0.39%
Agilent Technologies Inc 952 150
Allegion plc 237 31
Amphenol Corp 27,710 2,029
Coherent Inc
(d)
76 19
Honeywell International Inc 524 111
Jabil Inc 400 24
Keysight Technologies Inc
(d)
283 47
Mettler -Toledo International Inc
(d)
80 110
Vontier Corp 319 11
Waters Corp
(d)
199 71
$ 2,603
Energy - Alternate Sources - 0.02%
Enphase Energy Inc
(d)
460 69
Plug Power Inc
(d)
1,781 45
$ 114
Engineering & Construction - 0.00%
Frontdoor Inc
(d)
215 9
TopBuild Corp
(d)
95 19
$ 28
Entertainment - 0.51%
Caesars Entertainment Inc
(d)
440 50
Churchill Downs Inc 128 31
DraftKings Inc
(d)
26,503 1,276
Live Nation Entertainment Inc
(d)
15,839 1,444
Madison Square Garden Sports Corp
(d)
23 4
Penn National Gaming Inc
(d)
31 2
Six Flags Entertainment Corp
(d)
94 4
Vail Resorts Inc 138 46
Warner Music Group Corp 12,708 543
$ 3,400
Environmental Control - 0.01%
Waste Management Inc 235 35
Food - 0.04%
Beyond Meat Inc
(d),(g)
174 18
Hershey Co/The 438 74
Kellogg Co 390 25
Lamb Weston Holdings Inc 150 9
Pilgrim's Pride Corp
(d)
61 2
Sysco Corp 1,702 134
$ 262
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 199 26
MSA Safety Inc 36 5
$ 31
Healthcare - Products - 7.79%
10X Genomics Inc
(d)
291 42
Abbott Laboratories 3,027 358
ABIOMED Inc
(d)
156 51
Adaptive Biotechnologies Corp
(d)
338 12
Align Technology Inc
(d)
274 182
Avantor Inc
(d)
71,818 2,938

Schedule of Investments
LargeCap Growth Account I
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Bio- Techne Corp 135 $ 65
Bruker Corp 357 28
Danaher Corp 114 35
Edwards Lifesciences Corp
(d)
90,093 10,199
Globus Medical Inc
(d)
12 1
IDEXX Laboratories Inc
(d)
295 184
Insulet Corp
(d)
230 65
Intuitive Surgical Inc
(d)
19,619 19,504
Masimo Corp
(d)
128 35
Natera Inc
(d)
268 30
Novocure Ltd
(d)
358 42
Penumbra Inc
(d),(g)
118 31
Repligen Corp
(d)
181 52
ResMed Inc 452 119
STERIS PLC 41 8
Stryker Corp 20,968 5,530
Tandem Diabetes Care Inc
(d)
199 24
Teleflex Inc 30 11
Thermo Fisher Scientific Inc 22,274 12,725
West Pharmaceutical Services Inc 256 109
$ 52,380
Healthcare - Services - 2.05%
agilon health Inc
(d)
222 6
Amedisys Inc
(d)
99 15
Anthem Inc 3,341 1,245
Catalent Inc
(d)
133 18
Centene Corp
(d)
19,438 1,211
Charles River Laboratories International Inc
(d)
164 68
Chemed Corp 13 6
DaVita Inc
(d)
171 20
Encompass Health Corp 195 15
HCA Healthcare Inc 14,089 3,420
Humana Inc 5,053 1,966
IQVIA Holdings Inc
(d)
328 78
Molina Healthcare Inc
(d)
34 9
Oak Street Health Inc
(d)
309 13
PPD Inc
(d)
229 11
Sotera Health Co
(d)
345 9
Syneos Health Inc
(d)
42 4
UnitedHealth Group Inc 14,465 5,652
$ 13,766
Home Builders - 0.02%
DR Horton Inc 480 40
NVR Inc
(d)
8 38
PulteGroup Inc 266 12
Thor Industries Inc 80 10
Toll Brothers Inc 158 9
$ 109
Home Furnishings - 0.00%
Tempur Sealy International Inc 635 29
Housewares - 0.00%
Scotts Miracle- Gro Co/The 143 21
Insurance - 0.03%
Alleghany Corp
(d)
5 3
Aon PLC 461 132
Arch Capital Group Ltd
(d)
323 12
Brown & Brown Inc 47 3
Erie Indemnity Co 64 11
Everest Re Group Ltd 33 8
GoHealth Inc
(d)
131 1
Lemonade Inc
(d),(g)
12 1
Lincoln National Corp 98 7
Markel Corp
(d)
8 10
Marsh & McLennan Cos Inc 211 32
RenaissanceRe Holdings Ltd 75 10
$ 230
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 26.82%
Airbnb Inc
(d)
4,430 $ 743
Alibaba Group Holding Ltd ADR
(d)
10,610 1,571
Alphabet Inc - A Shares
(d)
8,956 23,944
Alphabet Inc - C Shares
(d)
9,298 24,782
Amazon.com Inc
(d)
11,804 38,777
Anaplan Inc
(d)
490 30
Booking Holdings Inc
(d)
1,349 3,202
CDW Corp/DE 478 87
Chewy Inc
(d)
101,866 6,938
Coupang Inc
(d)
42,083 1,172
DoorDash Inc - Class A
(d)
3,247 669
eBay Inc 2,264 158
Etsy Inc
(d)
442 92
Expedia Group Inc
(d)
504 83
Facebook Inc
(d)
59,320 20,133
Farfetch Ltd
(d)
23,777 891
Figs Inc
(d),(g)
25 1
FireEye Inc
(d)
219 4
GoDaddy Inc
(d)
55 4
IAC/InterActiveCorp
(d)
10,871 1,416
Lyft Inc
(d)
979 52
Match Group Inc
(d)
80,762 12,678
Netflix Inc
(d)
10,996 6,711
NortonLifeLock Inc 508 13
Okta Inc
(d)
432 103
Opendoor Technologies Inc
(d)
268 5
Palo Alto Networks Inc
(d)
332 159
Pinterest Inc
(d)
145,209 7,398
Roku Inc
(d)
404 127
Sea Ltd ADR
(d)
3,413 1,088
Shopify Inc
(d)
7,942 10,768
Snap Inc Class A
(d)
113,506 8,385
Spotify Technology SA
(d)
15,592 3,513
Tencent Holdings Ltd ADR 58,006 3,467
TripAdvisor Inc
(d)
222 8
Twitter Inc
(d)
285 17
Uber Technologies Inc
(d)
4,827 216
Vimeo Inc
(d)
26,361 775
Wayfair Inc
(d)
146 37
Wix.com Ltd
(d)
185 36
Zendesk Inc
(d)
412 48
Zillow Group Inc - A Shares
(d)
207 18
Zillow Group Inc - C Shares
(d)
589 52
$ 180,371
Iron & Steel - 0.00%
Steel Dynamics Inc 130 8
Leisure Products & Services - 0.02%
Brunswick Corp/DE 31 3
Peloton Interactive Inc
(d)
921 80
Planet Fitness Inc
(d)
199 16
Polaris Inc 140 17
Virgin Galactic Holdings Inc
(d),(g)
572 14
YETI Holdings Inc
(d)
298 26
$ 156
Lodging - 0.05%
Boyd Gaming Corp
(d)
55 3
Choice Hotels International Inc 121 15
Hilton Worldwide Holdings Inc
(d)
640 85
Las Vegas Sands Corp
(d)
1,154 42
Marriott International Inc /MD
(d)
950 141
Travel + Leisure Co 196 11
Wyndham Hotels & Resorts Inc 202 16
Wynn Resorts Ltd
(d)
368 31
$ 344
Machinery - Construction & Mining - 0.05%
BWX Technologies Inc 250 13
Caterpillar Inc 1,650 317
Vertiv Holdings Co 976 24
$ 354

Schedule of Investments
LargeCap Growth Account I
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1.41%
AGCO Corp 19 $ 2
Cognex Corp 597 48
Deere & Co 985 330
Graco Inc 362 25
IDEX Corp 31,519 6,523
Ingersoll Rand Inc
(d)
47,667 2,403
Middleby Corp/The
(d)
61 10
Nordson Corp 37 9
Rockwell Automation Inc 245 72
Toro Co/The 354 35
Xylem Inc /NY 411 51
$ 9,508
Media - 0.07%
Altice USA Inc
(d)
523 11
Cable One Inc 10 18
Charter Communications Inc
(d)
423 308
FactSet Research Systems Inc 114 45
Nexstar Media Group Inc 9 1
Walt Disney Co/The
(d)
322 55
World Wrestling Entertainment Inc 143 8
$ 446
Metal Fabrication & Hardware - 0.00%
Advanced Drainage Systems Inc 210 23
Mining - 0.01%
Freeport-McMoRan Inc 1,498 49
Southern Copper Corp 267 15
$ 64
Miscellaneous Manufacturers - 0.06%
3M Co 296 52
Axon Enterprise Inc
(d)
222 39
Carlisle Cos Inc 67 13
Donaldson Co Inc 49 3
Illinois Tool Works Inc 985 203
Parker-Hannifin Corp 74 21
Trane Technologies PLC 405 70
$ 401
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
186 96
Oil & Gas - 0.02%
Cabot Oil & Gas Corp 149 3
Cimarex Energy Co 64 6
Continental Resources Inc /OK 21 1
Diamondback Energy Inc 298 28
EOG Resources Inc 242 19
Hess Corp 60 5
Occidental Petroleum Corp 375 11
Pioneer Natural Resources Co 336 56
Texas Pacific Land Corp 20 24
$ 153
Oil & Gas Services - 0.00%
Halliburton Co 150 3
Packaging & Containers - 0.01%
Ball Corp 333 30
Crown Holdings Inc 54 5
Graphic Packaging Holding Co 301 6
Sealed Air Corp 287 16
$ 57
Pharmaceuticals - 4.21%
AbbVie Inc 6,158 664
Becton Dickinson and Co 7,201 1,770
Cardinal Health Inc 599 30
Cigna Corp 24,686 4,941
Dexcom Inc
(d)
19,677 10,761
Eli Lilly & Co 2,334 539
Herbalife Nutrition Ltd
(d)
56 2
McKesson Corp 81 16
Neurocrine Biosciences Inc
(d)
322 31
Sarepta Therapeutics Inc
(d)
261 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 49,041 $ 9,521
$ 28,299
Pipelines - 0.01%
Cheniere Energy Inc 822 80
New Fortress Energy Inc
(g)
84 3
$ 83
Private Equity - 0.05%
Ares Management Corp 422 31
Blackstone Inc 2,373 276
$ 307
Real Estate - 0.00%
CBRE Group Inc
(d)
65 6
REITs - 1.60%
American Tower Corp 1,573 417
CoreSite Realty Corp 115 16
Crown Castle International Corp 1,506 261
Equinix Inc 222 175
Equity LifeStyle Properties Inc 320 25
Extra Space Storage Inc 44 7
Iron Mountain Inc 704 31
Lamar Advertising Co 262 30
Public Storage 403 120
SBA Communications Corp 28,907 9,556
Simon Property Group Inc 990 129
$ 10,767
Retail - 4.82%
AutoZone Inc
(d)
16 27
Bath & Body Works Inc 489 31
Best Buy Co Inc 200 21
Burlington Stores Inc
(d)
219 62
CarMax Inc
(d)
50 6
Carvana Co
(d)
7,925 2,389
Chipotle Mexican Grill Inc
(d)
1,141 2,074
Costco Wholesale Corp 17,241 7,748
Darden Restaurants Inc 307 47
Dollar General Corp 15,385 3,264
Domino's Pizza Inc 87 42
Five Below Inc
(d)
192 34
Floor & Decor Holdings Inc
(d)
354 43
Freshpet Inc
(d)
142 20
GameStop Corp
(d),(g)
223 39
Home Depot Inc /The 3,707 1,217
Lithia Motors Inc 8 3
Lowe's Cos Inc 2,466 500
Lululemon Athletica Inc
(d)
22,388 9,060
McDonald's Corp 465 112
Nordstrom Inc
(d)
324 9
O'Reilly Automotive Inc
(d)
74 45
Petco Health & Wellness Co Inc
(d),(g)
23 —
RH
(d)
59 39
Ross Stores Inc 40,562 4,415
Starbucks Corp 4,107 453
Target Corp 778 178
TJX Cos Inc /The 4,203 277
Tractor Supply Co 403 82
Ulta Beauty Inc
(d)
188 68
Victoria's Secret & Co
(d)
158 9
Vroom Inc
(d)
93 2
Wendy's Co/The 605 13
Williams-Sonoma Inc 198 35
Yum China Holdings Inc 121 7
Yum! Brands Inc 84 10
$ 32,381
Savings & Loans - 0.00%
Sterling Bancorp/DE 48 1

Schedule of Investments
LargeCap Growth Account I
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3.40%
Advanced Micro Devices Inc
(d)
21,412 $ 2,203
Allegro MicroSystems Inc
(d)
140 5
Analog Devices Inc 746 125
Applied Materials Inc 3,191 411
ASML Holding NV - NY Reg Shares 6,535 4,869
Broadcom Inc 1,392 675
Brooks Automation Inc 211 22
Entegris Inc 469 59
IPG Photonics Corp
(d)
9 1
KLA Corp 536 179
Lam Research Corp 498 283
Microchip Technology Inc 788 121
Micron Technology Inc 539 38
MKS Instruments Inc 162 25
Monolithic Power Systems Inc 157 76
NVIDIA Corp 8,338 1,727
NXP Semiconductors NV 55,435 10,858
ON Semiconductor Corp
(d)
799 37
QUALCOMM Inc 3,932 507
Skyworks Solutions Inc 272 45
Teradyne Inc 581 63
Texas Instruments Inc 1,996 384
Xilinx Inc 859 130
$ 22,843
Software - 22.95%
Adobe Inc
(d)
20,033 11,533
Alteryx Inc
(d)
205 15
ANSYS Inc
(d)
128 44
Aspen Technology Inc
(d)
236 29
Atlassian Corp PLC
(d)
474 186
Autodesk Inc
(d)
41,001 11,692
Avalara Inc
(d)
296 52
Bentley Systems Inc 469 28
Bill.com Holdings Inc
(d)
275 73
Broadridge Financial Solutions Inc 367 61
C3.ai Inc
(d)
16 1
Cadence Design Systems Inc
(d)
960 145
CDK Global Inc 58 3
Citrix Systems Inc 153 16
Cloudflare Inc
(d)
848 96
Coupa Software Inc
(d)
19,477 4,269
Datadog Inc
(d)
808 114
DocuSign Inc
(d)
666 171
DoubleVerify Holdings Inc
(d)
48 2
Dropbox Inc - A Shares
(d)
1,064 31
Duck Creek Technologies Inc
(d)
52 2
Dynatrace Inc
(d)
644 46
Elastic NV
(d)
242 36
Everbridge Inc
(d)
133 20
Fair Isaac Corp
(d)
96 38
Fidelity National Information Services Inc 8,141 991
Fiserv Inc
(d)
143 16
Five9 Inc
(d)
233 37
HubSpot Inc
(d)
155 105
Intuit Inc 42,101 22,714
Jack Henry & Associates Inc 67 11
Jamf Holding Corp
(d)
165 6
Magic Leap Inc
(d),(e),(f)
371 4
Manhattan Associates Inc
(d)
119 18
Medallia Inc
(d)
210 7
Microsoft Corp 168,182 47,413
MongoDB Inc
(d)
5,092 2,401
MSCI Inc 199 121
nCino Inc
(d)
195 14
New Relic Inc
(d)
180 13
Nuance Communications Inc
(d)
377 21
Nutanix Inc
(d)
665 25
Oracle Corp 5,475 477
Palantir Technologies Inc
(d)
5,656 136
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paychex Inc 981 $ 110
Paycom Software Inc
(d)
176 87
Paycor HCM Inc
(d)
51 2
Pegasystems Inc 133 17
Playtika Holding Corp
(d)
361 10
Procore Technologies Inc
(d),(g)
25 2
PTC Inc
(d)
367 44
RingCentral Inc
(d)
279 61
Roper Technologies Inc 16,256 7,252
salesforce.com Inc
(d)
25,032 6,789
SentinelOne Inc
(d)
15,960 855
ServiceNow Inc
(d)
27,408 17,056
Skillz Inc
(d),(g)
1,013 10
Smartsheet Inc
(d)
419 29
Snowflake Inc - Class A
(d)
2,003 606
Splunk Inc
(d)
14,614 2,115
Stripe Inc - Class B
(d),(e),(f)
5,754 286
Synopsys Inc
(d)
8,563 2,564
Take-Two Interactive Software Inc
(d)
80 12
Teradata Corp
(d)
323 19
Twilio Inc
(d)
160 51
Tyler Technologies Inc
(d)
123 56
UiPath Inc
(d)
16,420 864
UIPATH Inc - Class A
(d),(f)
5,842 307
Unity Software Inc
(d)
513 65
Veeva Systems Inc
(d)
30,602 8,819
VMware Inc
(d),(g)
105 16
Workday Inc
(d)
3,704 925
Zoom Video Communications Inc
(d)
7,822 2,046
Zynga Inc
(d)
1,635 12
$ 154,320
Telecommunications - 0.02%
Arista Networks Inc
(d)
188 65
CommScope Holding Co Inc
(d)
697 9
Corning Inc 898 33
Switch Inc 400 10
Ubiquiti Inc 22 7
$ 124
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
1,201 22
Transportation - 0.16%
CH Robinson Worldwide Inc 96 8
Expeditors International of Washington Inc 427 51
FedEx Corp 372 82
JB Hunt Transport Services Inc 260 43
Kansas City Southern 84 23
Landstar System Inc 114 18
Old Dominion Freight Line Inc 328 94
Union Pacific Corp 1,437 282
United Parcel Service Inc 2,523 459
XPO Logistics Inc
(d)
291 23
$ 1,083
TOTAL COMMON STOCKS $ 651,134
Total Investments $ 672,363
Other Assets and Liabilities -  0.02% 168
TOTAL NET ASSETS - 100.00% $ 672,531
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $142 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
LargeCap Growth Account I
September 30, 2021 (unaudited)
See accompanying notes.

(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $140 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 30.16%
Communications 26.97%
Consumer, Non-cyclical 23.19%
Consumer, Cyclical 8.35%
Financial 5.41%
Industrial 3.27%
Basic Materials 1.39%
Money Market Funds 1.01%
Investment Companies 0.18%
Energy 0.05%
Utilities 0.00%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,012 $ 103,115 $ 102,487 $ 6,640
$ 6,012 $ 103,115 $ 102,487 $ 6,640
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation   0.00% 03/01/2019 $ 120 $ 264 0.04%
Magic Leap Inc 01/20/2016-10/12/20217 182 4 0.00%
Nuro - Series C   0.00% 10/30/2020 228 228 0.03%
Rappi Inc - Series E   0.00% 09/08/2020 306 331 0.06%
Rivian Automotive Series D   0.00% 12/23/2019 657 4,345 0.65%
Rivian Automotive Series E   0.00% 07/10/2020 1,402 6,430 0.96%
Rivian Automotive Series F   0.00% 01/19/2021 615 1,184 0.17%
Sila Nano Series F   0.00% 01/07/2021 203 203 0.03%
Stripe Inc - Class B 12/17/2019 90 286 0.04%
UIPATH Inc - Class A 04/21/2021 289 307 0.05%
Waymo LLC Series A-2   0.00% 05/08/2020 214 229 0.03%
Total $ 13,811 2.06%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2021 Long 8 $ 1,719 $ (74)
Total $ (74)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .14 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
iShares Core S&P 500 ETF 15,016 $ 6,469
Money Market Funds - 1 .93%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
353,028 354
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
57,889,468 57,889
$ 58,243
TOTAL INVESTMENT COMPANIES $ 64,712
COMMON STOCKS - 98 .07 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 31,975 $ 1,173
Omnicom Group Inc 17,417 1,262
$ 2,435
Aerospace & Defense - 1 .46%
Boeing Co/The
(d)
44,755 9,844
General Dynamics Corp 18,846 3,694
Howmet Aerospace Inc 31,357 978
L3Harris Technologies Inc 16,323 3,595
Lockheed Martin Corp 20,018 6,908
Northrop Grumman Corp 12,224 4,403
Raytheon Technologies Corp 122,487 10,529
Teledyne Technologies Inc
(d)
3,785 1,626
TransDigm Group Inc
(d)
4,253 2,656
$ 44,233
Agriculture - 0 .71%
Altria Group Inc 149,796 6,819
Archer-Daniels-Midland Co 45,438 2,727
Philip Morris International Inc 126,602 12,000
$ 21,546
Airlines - 0 .25%
Alaska Air Group Inc
(d)
10,172 596
American Airlines Group Inc
(d)
52,592 1,079
Delta Air Lines Inc
(d)
51,981 2,215
Southwest Airlines Co
(d)
48,060 2,472
United Airlines Holdings Inc
(d)
26,288 1,250
$ 7,612
Apparel - 0 .65%
Hanesbrands Inc 28,362 487
NIKE Inc 103,819 15,078
PVH Corp
(d)
5,795 596
Ralph Lauren Corp 3,950 439
Tapestry Inc 22,652 838
Under Armour Inc - Class A
(d)
15,324 309
Under Armour Inc - Class C
(d)
16,928 296
VF Corp 26,471 1,773
$ 19,816
Automobile Manufacturers - 2 .20%
Cummins Inc 11,666 2,620
Ford Motor Co
(d)
318,742 4,513
General Motors Co
(d)
117,924 6,216
PACCAR Inc 28,202 2,226
Tesla Inc
(d)
65,912 51,113
$ 66,688
Automobile Parts & Equipment - 0 .14%
Aptiv PLC
(d)
21,974 3,273
BorgWarner Inc 19,479 842
$ 4,115
Banks - 5 .28%
Bank of America Corp 601,522 25,535
Bank of New York Mellon Corp/The 64,508 3,344
Citigroup Inc 164,637 11,554
Citizens Financial Group Inc 34,612 1,626
Comerica Inc 10,879 876
Fifth Third Bancorp 56,108 2,381
First Republic Bank/CA 14,320 2,762
Goldman Sachs Group Inc/The 27,383 10,352
Huntington Bancshares Inc/OH 119,943 1,854
JPMorgan Chase & Co 242,731 39,733
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 77,687 $ 1,680
M&T Bank Corp 10,453 1,561
Morgan Stanley 118,569 11,538
Northern Trust Corp 16,929 1,825
PNC Financial Services Group Inc/The 34,523 6,754
Regions Financial Corp 77,539 1,652
State Street Corp 27,904 2,364
SVB Financial Group
(d)
4,766 3,083
Truist Financial Corp 108,430 6,359
US Bancorp 109,596 6,514
Wells Fargo & Co 333,567 15,481
Zions Bancorp NA 13,166 815
$ 159,643
Beverages - 1 .35%
Brown-Forman Corp - B Shares 14,843 995
Coca-Cola Co/The 315,578 16,558
Constellation Brands Inc 13,668 2,880
Molson Coors Beverage Co 15,304 710
Monster Beverage Corp
(d)
30,502 2,709
PepsiCo Inc 112,271 16,887
$ 40,739
Biotechnology - 1 .65%
Amgen Inc 46,128 9,809
Biogen Inc
(d)
12,107 3,426
Bio-Rad Laboratories Inc
(d)
1,746 1,302
Corteva Inc 59,639 2,510
Gilead Sciences Inc 101,849 7,114
Illumina Inc
(d)
11,915 4,833
Incyte Corp
(d)
15,246 1,049
Moderna Inc
(d)
28,525 10,978
Regeneron Pharmaceuticals Inc
(d)
8,536 5,166
Vertex Pharmaceuticals Inc
(d)
21,072 3,822
$ 50,009
Building Materials - 0 .44%
Carrier Global Corp 70,483 3,648
Fortune Brands Home & Security Inc 11,201 1,002
Johnson Controls International plc 57,855 3,939
Martin Marietta Materials Inc 5,067 1,731
Masco Corp 20,078 1,115
Vulcan Materials Co 10,778 1,823
$ 13,258
Chemicals - 1 .59%
Air Products and Chemicals Inc 17,982 4,605
Albemarle Corp 9,498 2,080
Celanese Corp 9,026 1,360
CF Industries Holdings Inc 17,471 975
Dow Inc 60,580 3,487
DuPont de Nemours Inc 42,489 2,889
Eastman Chemical Co 11,030 1,111
Ecolab Inc 20,219 4,218
FMC Corp 10,455 957
International Flavors & Fragrances Inc 20,232 2,706
Linde PLC 41,949 12,307
LyondellBasell Industries NV 21,465 2,015
Mosaic Co/The 28,083 1,003
PPG Industries Inc 19,281 2,757
Sherwin-Williams Co/The 19,676 5,504
$ 47,974
Commercial Services - 2 .34%
Automatic Data Processing Inc 34,368 6,871
Cintas Corp 7,110 2,706
Equifax Inc 9,897 2,508
FleetCor Technologies Inc
(d)
6,711 1,753
Gartner Inc
(d)
6,795 2,065
Global Payments Inc 23,862 3,760
IHS Markit Ltd 32,378 3,776
MarketAxess Holdings Inc 3,087 1,299
Moody's Corp 13,157 4,672
Nielsen Holdings PLC 29,146 559

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
95,450 $ 24,837
Quanta Services Inc 11,304 1,287
Robert Half International Inc 9,096 913
Rollins Inc 18,386 650
S&P Global Inc 19,577 8,318
United Rentals Inc
(d)
5,881 2,064
Verisk Analytics Inc 13,107 2,625
$ 70,663
Computers - 7 .40%
Accenture PLC - Class A 51,512 16,480
Apple Inc 1,275,617 180,500
Cognizant Technology Solutions Corp 42,695 3,168
DXC Technology Co
(d)
20,463 688
Fortinet Inc
(d)
11,012 3,216
Hewlett Packard Enterprise Co 106,082 1,512
HP Inc 97,580 2,670
International Business Machines Corp 72,808 10,115
Leidos Holdings Inc 11,498 1,105
NetApp Inc 18,195 1,633
Seagate Technology Holdings PLC 17,008 1,403
Western Digital Corp
(d)
24,894 1,405
$ 223,895
Consumer Products - 0 .27%
Avery Dennison Corp 6,733 1,395
Church & Dwight Co Inc 19,946 1,647
Clorox Co/The 9,977 1,652
Kimberly-Clark Corp 27,356 3,623
$ 8,317
Cosmetics & Personal Care - 1 .27%
Colgate-Palmolive Co 68,520 5,179
Estee Lauder Cos Inc/The 18,838 5,650
Procter & Gamble Co/The
(e)
197,182 27,566
$ 38,395
Distribution & Wholesale - 0 .29%
Copart Inc
(d)
17,294 2,399
Fastenal Co 46,687 2,410
LKQ Corp
(d)
21,963 1,105
Pool Corp 3,258 1,415
WW Grainger Inc 3,554 1,397
$ 8,726
Diversified Financial Services - 3 .86%
American Express Co 52,272 8,757
Ameriprise Financial Inc 9,240 2,440
BlackRock Inc 11,621 9,746
Capital One Financial Corp 36,239 5,870
Cboe Global Markets Inc 8,662 1,073
Charles Schwab Corp/The 121,947 8,883
CME Group Inc 29,173 5,641
Discover Financial Services 24,327 2,989
Franklin Resources Inc 22,873 680
Intercontinental Exchange Inc 45,746 5,252
Invesco Ltd 27,735 669
Mastercard Inc 70,766 24,604
Nasdaq Inc 9,506 1,835
Raymond James Financial Inc 15,042 1,388
Synchrony Financial 46,276 2,262
T Rowe Price Group Inc 18,435 3,626
Visa Inc 137,089 30,537
Western Union Co/The 33,009 667
$ 116,919
Electric - 2 .27%
AES Corp/The 54,130 1,236
Alliant Energy Corp 20,329 1,138
Ameren Corp 20,887 1,692
American Electric Power Co Inc 40,636 3,299
CenterPoint Energy Inc 48,160 1,185
CMS Energy Corp 23,529 1,405
Consolidated Edison Inc 28,704 2,084
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 65,673 $ 4,795
DTE Energy Co 15,739 1,758
Duke Energy Corp 62,495 6,099
Edison International 30,844 1,711
Entergy Corp 16,322 1,621
Evergy Inc 18,627 1,158
Eversource Energy 27,915 2,282
Exelon Corp 79,431 3,840
FirstEnergy Corp 44,206 1,575
NextEra Energy Inc 159,355 12,512
NRG Energy Inc 19,884 812
Pinnacle West Capital Corp 9,162 663
PPL Corp 62,516 1,743
Public Service Enterprise Group Inc 41,069 2,501
Sempra Energy 25,938 3,281
Southern Co/The 86,010 5,330
WEC Energy Group Inc 25,624 2,260
Xcel Energy Inc 43,738 2,734
$ 68,714
Electrical Components & Equipment - 0 .30%
AMETEK Inc 18,780 2,329
Emerson Electric Co 48,560 4,575
Generac Holdings Inc
(d)
5,127 2,095
$ 8,999
Electronics - 1 .20%
Agilent Technologies Inc 24,650 3,883
Allegion plc 7,287 963
Amphenol Corp 48,592 3,559
Fortive Corp 29,111 2,054
Garmin Ltd 12,340 1,918
Honeywell International Inc 56,082 11,905
Keysight Technologies Inc
(d)
14,965 2,459
Mettler-Toledo International Inc
(d)
1,878 2,587
TE Connectivity Ltd 26,644 3,656
Trimble Inc
(d)
20,438 1,681
Waters Corp
(d)
4,985 1,781
$ 36,446
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(d)
10,936 1,640
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 10,586 1,403
Entertainment - 0 .13%
Caesars Entertainment Inc
(d)
17,336 1,947
Live Nation Entertainment Inc
(d)
10,703 975
Penn National Gaming Inc
(d)
12,735 923
$ 3,845
Environmental Control - 0 .26%
Pentair PLC 13,474 979
Republic Services Inc 17,069 2,049
Waste Management Inc 31,470 4,700
$ 7,728
Food - 0 .95%
Campbell Soup Co 16,494 690
Conagra Brands Inc 39,019 1,322
General Mills Inc 49,249 2,946
Hershey Co/The 11,814 2,000
Hormel Foods Corp 22,898 939
J M Smucker Co/The 8,801 1,056
Kellogg Co 20,766 1,327
Kraft Heinz Co/The 54,656 2,012
Kroger Co/The 55,237 2,233
Lamb Weston Holdings Inc 11,789 724
McCormick & Co Inc/MD 20,243 1,640
Mondelez International Inc 113,547 6,606
Sysco Corp 41,557 3,262
Tyson Foods Inc 23,949 1,891
$ 28,648

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .06%
International Paper Co 31,748 $ 1,775
Gas - 0 .06%
Atmos Energy Corp 10,625 937
NiSource Inc 31,876 773
$ 1,710
Hand & Machine Tools - 0 .11%
Snap-on Inc 4,385 916
Stanley Black & Decker Inc 13,236 2,321
$ 3,237
Healthcare - Products - 4 .11%
Abbott Laboratories 144,007 17,012
ABIOMED Inc
(d)
3,686 1,200
Align Technology Inc
(d)
5,968 3,971
Baxter International Inc 40,609 3,266
Bio-Techne Corp 3,160 1,531
Boston Scientific Corp
(d)
115,660 5,018
Cooper Cos Inc/The 4,001 1,654
Danaher Corp 51,612 15,713
DENTSPLY SIRONA Inc 17,754 1,031
Edwards Lifesciences Corp
(d)
50,632 5,732
Henry Schein Inc
(d)
11,348 864
Hologic Inc
(d)
20,592 1,520
IDEXX Laboratories Inc
(d)
6,911 4,298
Intuitive Surgical Inc
(d)
9,658 9,601
Medtronic PLC 109,167 13,684
PerkinElmer Inc 9,108 1,578
ResMed Inc 11,821 3,115
STERIS PLC 8,102 1,655
Stryker Corp 27,261 7,189
Teleflex Inc 3,802 1,432
Thermo Fisher Scientific Inc 31,958 18,259
West Pharmaceutical Services Inc 6,008 2,551
Zimmer Biomet Holdings Inc 16,963 2,483
$ 124,357
Healthcare - Services - 2 .04%
Anthem Inc 19,806 7,384
Catalent Inc
(d)
13,838 1,841
Centene Corp
(d)
47,362 2,951
Charles River Laboratories International Inc
(d)
4,093 1,689
DaVita Inc
(d)
5,449 634
HCA Healthcare Inc 20,025 4,861
Humana Inc 10,439 4,062
IQVIA Holdings Inc
(d)
15,565 3,728
Laboratory Corp of America Holdings
(d)
7,856 2,211
Quest Diagnostics Inc 9,925 1,442
UnitedHealth Group Inc 76,595 29,929
Universal Health Services Inc 6,164 853
$ 61,585
Home Builders - 0 .22%
DR Horton Inc 26,478 2,223
Lennar Corp - A Shares 22,314 2,090
NVR Inc
(d)
274 1,314
PulteGroup Inc 21,082 968
$ 6,595
Home Furnishings - 0 .05%
Leggett & Platt Inc 10,829 486
Whirlpool Corp 5,092 1,038
$ 1,524
Housewares - 0 .02%
Newell Brands Inc 30,755 681
Insurance - 3 .24%
Aflac Inc 50,127 2,613
Allstate Corp/The 24,019 3,058
American International Group Inc 69,469 3,813
Aon PLC 18,338 5,240
Arthur J Gallagher & Co 16,793 2,496
Assurant Inc 4,778 754
Berkshire Hathaway Inc - Class B
(d)
150,575 41,098
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 18,985 $ 1,053
Chubb Ltd 35,640 6,183
Cincinnati Financial Corp 12,177 1,391
Everest Re Group Ltd 3,239 812
Globe Life Inc 7,602 677
Hartford Financial Services Group Inc/The 28,203 1,981
Lincoln National Corp 14,350 987
Loews Corp 16,510 890
Marsh & McLennan Cos Inc 41,154 6,232
MetLife Inc 59,166 3,652
Principal Financial Group Inc 20,276 1,306
Progressive Corp/The 47,534 4,297
Prudential Financial Inc 31,421 3,305
Travelers Cos Inc/The 20,267 3,081
W R Berkley Corp 11,393 834
Willis Towers Watson PLC 10,483 2,437
$ 98,190
Internet - 11 .87%
Alphabet Inc - A Shares
(d)
24,458 65,389
Alphabet Inc - C Shares
(d)
22,887 61,001
Amazon.com Inc
(d)
35,379 116,221
Booking Holdings Inc
(d)
3,336 7,919
CDW Corp/DE 11,169 2,033
eBay Inc 52,803 3,679
Etsy Inc
(d)
10,282 2,138
Expedia Group Inc
(d)
11,801 1,934
F5 Networks Inc
(d)
4,899 974
Facebook Inc
(d)
193,639 65,719
Match Group Inc
(d)
22,484 3,530
Netflix Inc
(d)
35,953 21,944
NortonLifeLock Inc 47,216 1,195
Twitter Inc
(d)
64,820 3,914
VeriSign Inc
(d)
7,907 1,621
$ 359,211
Iron & Steel - 0 .08%
Nucor Corp 23,858 2,350
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
64,866 1,622
Norwegian Cruise Line Holdings Ltd
(d)
30,058 803
Royal Caribbean Cruises Ltd
(d)
18,205 1,620
$ 4,045
Lodging - 0 .31%
Hilton Worldwide Holdings Inc
(d)
22,638 2,991
Las Vegas Sands Corp
(d)
27,925 1,022
Marriott International Inc/MD
(d)
22,219 3,290
MGM Resorts International 32,490 1,402
Wynn Resorts Ltd
(d)
8,551 725
$ 9,430
Machinery - Construction & Mining - 0 .28%
Caterpillar Inc 44,472 8,537
Machinery - Diversified - 0 .70%
Deere & Co 23,059 7,726
Dover Corp 11,695 1,819
IDEX Corp 6,174 1,278
Ingersoll Rand Inc
(d)
32,911 1,659
Otis Worldwide Corp 34,666 2,852
Rockwell Automation Inc 9,425 2,771
Westinghouse Air Brake Technologies Corp 15,354 1,324
Xylem Inc/NY 14,635 1,810
$ 21,239
Media - 1 .97%
Charter Communications Inc
(d)
10,304 7,497
Comcast Corp - Class A 372,061 20,809
Discovery Inc - A Shares
(d),(f)
13,734 348
Discovery Inc - C Shares
(d)
24,671 599
DISH Network Corp
(d)
20,219 879
Fox Corp - A Shares 26,271 1,054
Fox Corp - B Shares 12,048 447

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 31,779 $ 748
News Corp - B Shares 9,892 230
ViacomCBS Inc - Class B 49,211 1,944
Walt Disney Co/The
(d)
147,607 24,971
$ 59,526
Mining - 0 .24%
Freeport-McMoRan Inc 119,251 3,879
Newmont Corp 64,914 3,525
$ 7,404
Miscellaneous Manufacturers - 1 .17%
3M Co 47,004 8,245
A O Smith Corp 10,820 661
Eaton Corp PLC 32,379 4,834
General Electric Co 89,165 9,187
Illinois Tool Works Inc 23,283 4,811
Parker-Hannifin Corp 10,484 2,932
Textron Inc 18,207 1,271
Trane Technologies PLC 19,302 3,332
$ 35,273
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(d)
4,338 2,236
Oil & Gas - 2 .24%
APA Corp 30,708 658
Cabot Oil & Gas Corp 32,466 706
Chevron Corp 157,093 15,937
ConocoPhillips 108,776 7,372
Devon Energy Corp 51,142 1,816
Diamondback Energy Inc 13,825 1,309
EOG Resources Inc 47,428 3,807
Exxon Mobil Corp 343,895 20,228
Hess Corp 22,387 1,749
Marathon Oil Corp 64,043 875
Marathon Petroleum Corp 51,840 3,204
Occidental Petroleum Corp 72,054 2,131
Phillips 66 35,579 2,492
Pioneer Natural Resources Co 18,430 3,069
Valero Energy Corp 33,210 2,344
$ 67,697
Oil & Gas Services - 0 .22%
Baker Hughes Co 67,297 1,664
Halliburton Co 72,337 1,564
Schlumberger NV 113,597 3,367
$ 6,595
Packaging & Containers - 0 .22%
Amcor PLC 125,242 1,451
Ball Corp 26,531 2,387
Packaging Corp of America 7,717 1,061
Sealed Air Corp 12,176 667
Westrock Co 21,688 1,081
$ 6,647
Pharmaceuticals - 4 .95%
AbbVie Inc 143,549 15,485
AmerisourceBergen Corp 12,151 1,451
Becton Dickinson and Co 23,329 5,735
Bristol-Myers Squibb Co 180,504 10,680
Cardinal Health Inc 23,570 1,166
Cigna Corp 27,628 5,530
CVS Health Corp 107,189 9,096
Dexcom Inc
(d)
7,860 4,298
Eli Lilly & Co 64,495 14,902
Johnson & Johnson 213,839 34,535
McKesson Corp 12,565 2,505
Merck & Co Inc 205,626 15,445
Organon & Co 20,592 675
Pfizer Inc 455,433 19,588
Viatris Inc 98,232 1,331
Zoetis Inc 38,499 7,474
$ 149,896
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .24%
Kinder Morgan Inc 158,337 $ 2,649
ONEOK Inc 36,202 2,099
Williams Cos Inc/The 98,693 2,560
$ 7,308
Real Estate - 0 .09%
CBRE Group Inc
(d)
27,273 2,655
REITs - 2 .44%
Alexandria Real Estate Equities Inc 11,261 2,152
American Tower Corp 36,972 9,813
AvalonBay Communities Inc 11,342 2,514
Boston Properties Inc 11,545 1,251
Crown Castle International Corp 35,108 6,085
Digital Realty Trust Inc 22,954 3,316
Duke Realty Corp 30,731 1,471
Equinix Inc 7,290 5,760
Equity Residential 27,680 2,240
Essex Property Trust Inc 5,283 1,689
Extra Space Storage Inc 10,870 1,826
Federal Realty Investment Trust 5,686 671
Healthpeak Properties Inc 43,781 1,466
Host Hotels & Resorts Inc
(d)
57,995 947
Iron Mountain Inc 23,512 1,022
Kimco Realty Corp 49,835 1,034
Mid-America Apartment Communities Inc 9,423 1,760
Prologis Inc 60,051 7,532
Public Storage 12,382 3,679
Realty Income Corp 31,629 2,051
Regency Centers Corp 12,420 836
SBA Communications Corp 8,898 2,941
Simon Property Group Inc 26,694 3,469
UDR Inc 22,667 1,201
Ventas Inc 30,895 1,706
Vornado Realty Trust 12,914 542
Welltower Inc 34,324 2,828
Weyerhaeuser Co 60,906 2,166
$ 73,968
Retail - 5 .05%
Advance Auto Parts Inc 5,316 1,110
AutoZone Inc
(d)
1,751 2,973
Bath & Body Works Inc 21,506 1,355
Best Buy Co Inc 18,310 1,936
CarMax Inc
(d)
13,236 1,694
Chipotle Mexican Grill Inc
(d)
2,283 4,149
Costco Wholesale Corp 35,910 16,136
Darden Restaurants Inc 10,587 1,604
Dollar General Corp 19,188 4,071
Dollar Tree Inc
(d)
18,842 1,804
Domino's Pizza Inc 2,994 1,428
Gap Inc/The 17,482 397
Genuine Parts Co 11,634 1,410
Home Depot Inc/The 86,370 28,352
Lowe's Cos Inc 57,422 11,649
McDonald's Corp 60,664 14,627
O'Reilly Automotive Inc
(d)
5,602 3,423
Ross Stores Inc 29,008 3,157
Starbucks Corp 95,780 10,565
Target Corp 40,187 9,194
TJX Cos Inc/The 98,005 6,466
Tractor Supply Co 9,288 1,882
Ulta Beauty Inc
(d)
4,449 1,606
Walgreens Boots Alliance Inc 58,319 2,744
Walmart Inc 116,085 16,180
Yum! Brands Inc 24,016 2,937
$ 152,849
Savings & Loans - 0 .02%
People's United Financial Inc 34,764 607

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .42%
Advanced Micro Devices Inc
(d)
98,531 $ 10,139
Analog Devices Inc 43,694 7,318
Applied Materials Inc 74,244 9,557
Broadcom Inc 33,324 16,160
Intel Corp 329,551 17,558
IPG Photonics Corp
(d)
2,912 461
KLA Corp 12,407 4,150
Lam Research Corp 11,576 6,588
Microchip Technology Inc 22,259 3,417
Micron Technology Inc 91,445 6,491
Monolithic Power Systems Inc 3,506 1,699
NVIDIA Corp 202,427 41,935
NXP Semiconductors NV 21,538 4,219
Qorvo Inc
(d)
9,029 1,510
QUALCOMM Inc 91,629 11,818
Skyworks Solutions Inc 13,415 2,211
Teradyne Inc 13,401 1,463
Texas Instruments Inc 74,994 14,415
Xilinx Inc 20,101 3,035
$ 164,144
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 3,261 630
Software - 10 .19%
Activision Blizzard Inc 63,175 4,889
Adobe Inc
(d)
38,699 22,280
Akamai Technologies Inc
(d)
13,227 1,383
ANSYS Inc
(d)
7,088 2,413
Autodesk Inc
(d)
17,872 5,097
Broadridge Financial Solutions Inc 9,437 1,573
Cadence Design Systems Inc
(d)
22,484 3,405
Ceridian HCM Holding Inc
(d)
10,955 1,234
Cerner Corp 24,011 1,693
Citrix Systems Inc 10,092 1,084
Electronic Arts Inc 23,117 3,288
Fidelity National Information Services Inc 50,176 6,105
Fiserv Inc
(d)
48,413 5,253
Intuit Inc 22,198 11,976
Jack Henry & Associates Inc 6,035 990
Microsoft Corp 610,439 172,095
MSCI Inc 6,697 4,074
Oracle Corp 133,810 11,659
Paychex Inc 26,015 2,925
Paycom Software Inc
(d)
3,905 1,936
PTC Inc
(d)
8,580 1,028
Roper Technologies Inc 8,562 3,820
salesforce.com Inc
(d)
78,917 21,404
ServiceNow Inc
(d)
16,090 10,012
Synopsys Inc
(d)
12,394 3,711
Take-Two Interactive Software Inc
(d)
9,463 1,458
Tyler Technologies Inc
(d)
3,317 1,521
$ 308,306
Telecommunications - 2 .22%
Arista Networks Inc
(d)
4,549 1,563
AT&T Inc 579,986 15,665
Cisco Systems Inc/Delaware 342,323 18,633
Corning Inc 62,437 2,278
Juniper Networks Inc 26,413 727
Lumen Technologies Inc 80,802 1,001
Motorola Solutions Inc 13,755 3,196
T-Mobile US Inc
(d)
47,646 6,087
Verizon Communications Inc 336,305 18,164
$ 67,314
Textiles - 0 .03%
Mohawk Industries Inc
(d)
4,542 806
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 10,512 938
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .44%
CH Robinson Worldwide Inc 10,700 $ 931
CSX Corp 183,135 5,446
Expeditors International of Washington Inc 13,799 1,644
FedEx Corp 19,978 4,381
JB Hunt Transport Services Inc 6,835 1,143
Kansas City Southern 7,390 2,000
Norfolk Southern Corp 20,062 4,800
Old Dominion Freight Line Inc 7,620 2,179
Union Pacific Corp 52,973 10,383
United Parcel Service Inc 59,158 10,773
$ 43,680
Water - 0 .08%
American Water Works Co Inc 14,744 2,492
TOTAL COMMON STOCKS $ 2,967,843
Total Investments $ 3,032,555
Other Assets and Liabilities -  (0.21)% (6,465)
TOTAL NET ASSETS - 100.00% $ 3,026,090
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $354 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,383 or 0.14% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $345 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .08%
Consumer, Non-cyclical 19 .64%
Communications 16 .14%
Financial 14 .93%
Consumer, Cyclical 9 .50%
Industrial 7 .65%
Energy 2 .75%
Utilities 2 .41%
Basic Materials 1 .97%
Money Market Funds 1 .93%
Investment Companies 0 .21%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 49,065 $ 406,908 $ 398,084 $ 57,889
$ 49,065 $ 406,908 $ 398,084 $ 57,889
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2021 Long 267 $ 57,375 $ (2,323)
Total $ (2,323)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .15%
iShares Core S&P 500 ETF 816 $ 352
Money Market Funds - 5 .87%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
25,948 26
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
13,550,098 13,550
$ 13,576
TOTAL INVESTMENT COMPANIES $ 13,928
COMMON STOCKS - 94 .32 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 2,353 $ 86
Omnicom Group Inc 1,282 93
$ 179
Aerospace & Defense - 1 .41%
Boeing Co/The
(d)
3,292 724
General Dynamics Corp 1,385 272
Howmet Aerospace Inc 2,308 72
L3Harris Technologies Inc 1,202 265
Lockheed Martin Corp 1,472 508
Northrop Grumman Corp 898 323
Raytheon Technologies Corp 9,012 775
Teledyne Technologies Inc
(d)
278 119
TransDigm Group Inc
(d)
313 195
$ 3,253
Agriculture - 0 .68%
Altria Group Inc 11,022 502
Archer-Daniels-Midland Co 3,342 200
Philip Morris International Inc 9,315 883
$ 1,585
Airlines - 0 .24%
Alaska Air Group Inc
(d)
748 44
American Airlines Group Inc
(d)
3,868 79
Delta Air Lines Inc
(d)
3,827 163
Southwest Airlines Co
(d)
3,538 182
United Airlines Holdings Inc
(d)
1,935 92
$ 560
Apparel - 0 .63%
Hanesbrands Inc 2,088 36
NIKE Inc 7,638 1,109
PVH Corp
(d)
426 44
Ralph Lauren Corp 289 32
Tapestry Inc 1,667 62
Under Armour Inc - Class A
(d)
1,127 23
Under Armour Inc - Class C
(d)
1,244 22
VF Corp 1,946 130
$ 1,458
Automobile Manufacturers - 2 .12%
Cummins Inc 859 193
Ford Motor Co
(d)
23,452 332
General Motors Co
(d)
8,675 457
PACCAR Inc 2,077 164
Tesla Inc
(d)
4,849 3,760
$ 4,906
Automobile Parts & Equipment - 0 .13%
Aptiv PLC
(d)
1,617 241
BorgWarner Inc 1,434 62
$ 303
Banks - 5 .07%
Bank of America Corp 44,256 1,879
Bank of New York Mellon Corp/The 4,747 246
Citigroup Inc 12,114 850
Citizens Financial Group Inc 2,548 120
Comerica Inc 801 64
Fifth Third Bancorp 4,129 175
First Republic Bank/CA 1,052 203
Goldman Sachs Group Inc/The 2,015 762
Huntington Bancshares Inc/OH 8,830 136
JPMorgan Chase & Co 17,859 2,923
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 5,717 $ 124
M&T Bank Corp 768 115
Morgan Stanley 8,724 849
Northern Trust Corp 1,244 134
PNC Financial Services Group Inc/The 2,541 497
Regions Financial Corp 5,706 122
State Street Corp 2,054 174
SVB Financial Group
(d)
351 227
Truist Financial Corp 7,979 468
US Bancorp 8,065 479
Wells Fargo & Co 24,543 1,139
Zions Bancorp NA 969 60
$ 11,746
Beverages - 1 .30%
Brown-Forman Corp - B Shares 1,092 73
Coca-Cola Co/The 23,219 1,219
Constellation Brands Inc 1,006 212
Molson Coors Beverage Co 1,126 52
Monster Beverage Corp
(d)
2,243 199
PepsiCo Inc 8,262 1,243
$ 2,998
Biotechnology - 1 .59%
Amgen Inc 3,395 722
Biogen Inc
(d)
891 252
Bio-Rad Laboratories Inc
(d)
129 96
Corteva Inc 4,389 185
Gilead Sciences Inc 7,495 524
Illumina Inc
(d)
875 355
Incyte Corp
(d)
1,120 77
Moderna Inc
(d)
2,097 807
Regeneron Pharmaceuticals Inc
(d)
628 380
Vertex Pharmaceuticals Inc
(d)
1,549 281
$ 3,679
Building Materials - 0 .42%
Carrier Global Corp 5,185 268
Fortune Brands Home & Security Inc 825 74
Johnson Controls International plc 4,258 290
Martin Marietta Materials Inc 373 128
Masco Corp 1,478 82
Vulcan Materials Co 793 134
$ 976
Chemicals - 1 .52%
Air Products and Chemicals Inc 1,324 339
Albemarle Corp 698 153
Celanese Corp 665 100
CF Industries Holdings Inc 1,282 72
Dow Inc 4,458 257
DuPont de Nemours Inc 3,127 213
Eastman Chemical Co 812 82
Ecolab Inc 1,488 310
FMC Corp 770 70
International Flavors & Fragrances Inc 1,489 199
Linde PLC 3,087 906
LyondellBasell Industries NV 1,578 148
Mosaic Co/The 2,067 74
PPG Industries Inc 1,418 203
Sherwin-Williams Co/The 1,446 404
$ 3,530
Commercial Services - 2 .25%
Automatic Data Processing Inc 2,529 506
Cintas Corp 524 199
Equifax Inc 727 184
FleetCor Technologies Inc
(d)
494 129
Gartner Inc
(d)
500 152
Global Payments Inc 1,756 277
IHS Markit Ltd 2,381 278
MarketAxess Holdings Inc 228 96
Moody's Corp 967 343
Nielsen Holdings PLC 2,144 41

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
7,024 $ 1,828
Quanta Services Inc 832 95
Robert Half International Inc 670 67
Rollins Inc 1,351 48
S&P Global Inc 1,441 612
United Rentals Inc
(d)
433 152
Verisk Analytics Inc 965 193
$ 5,200
Computers - 7 .12%
Accenture PLC - Class A 3,791 1,213
Apple Inc 93,859 13,281
Cognizant Technology Solutions Corp 3,142 233
DXC Technology Co
(d)
1,506 51
Fortinet Inc
(d)
810 237
Hewlett Packard Enterprise Co 7,806 111
HP Inc 7,180 197
International Business Machines Corp 5,356 744
Leidos Holdings Inc 845 81
NetApp Inc 1,337 120
Seagate Technology Holdings PLC 1,250 103
Western Digital Corp
(d)
1,832 103
$ 16,474
Consumer Products - 0 .26%
Avery Dennison Corp 495 102
Church & Dwight Co Inc 1,466 121
Clorox Co/The 735 122
Kimberly-Clark Corp 2,013 267
$ 612
Cosmetics & Personal Care - 1 .22%
Colgate-Palmolive Co 5,042 381
Estee Lauder Cos Inc/The 1,387 416
Procter & Gamble Co/The 14,508 2,028
$ 2,825
Distribution & Wholesale - 0 .28%
Copart Inc
(d)
1,271 176
Fastenal Co 3,436 178
LKQ Corp
(d)
1,616 81
Pool Corp 240 104
WW Grainger Inc 262 103
$ 642
Diversified Financial Services - 3 .72%
American Express Co 3,847 644
Ameriprise Financial Inc 680 180
BlackRock Inc 855 717
Capital One Financial Corp 2,667 432
Cboe Global Markets Inc 638 79
Charles Schwab Corp/The 8,972 654
CME Group Inc 2,147 415
Discover Financial Services 1,790 220
Franklin Resources Inc 1,682 50
Intercontinental Exchange Inc 3,367 387
Invesco Ltd 2,041 49
Mastercard Inc 5,207 1,810
Nasdaq Inc 698 135
Raymond James Financial Inc 1,105 102
Synchrony Financial 3,404 166
T Rowe Price Group Inc 1,357 267
Visa Inc 10,087 2,247
Western Union Co/The 2,429 49
$ 8,603
Electric - 2 .18%
AES Corp/The 3,987 91
Alliant Energy Corp 1,495 84
Ameren Corp 1,535 124
American Electric Power Co Inc 2,990 243
CenterPoint Energy Inc 3,542 87
CMS Energy Corp 1,731 103
Consolidated Edison Inc 2,111 153
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 4,831 $ 353
DTE Energy Co 1,159 130
Duke Energy Corp 4,599 449
Edison International 2,269 126
Entergy Corp 1,200 119
Evergy Inc 1,371 85
Eversource Energy 2,054 168
Exelon Corp 5,845 283
FirstEnergy Corp 3,255 116
NextEra Energy Inc 11,725 921
NRG Energy Inc 1,463 60
Pinnacle West Capital Corp 673 49
PPL Corp 4,603 128
Public Service Enterprise Group Inc 3,022 184
Sempra Energy 1,907 241
Southern Co/The 6,329 392
WEC Energy Group Inc 1,887 166
Xcel Energy Inc 3,220 201
$ 5,056
Electrical Components & Equipment - 0 .29%
AMETEK Inc 1,381 171
Emerson Electric Co 3,574 337
Generac Holdings Inc
(d)
378 154
$ 662
Electronics - 1 .16%
Agilent Technologies Inc 1,814 286
Allegion plc 537 71
Amphenol Corp 3,576 262
Fortive Corp 2,141 151
Garmin Ltd 907 141
Honeywell International Inc 4,127 876
Keysight Technologies Inc
(d)
1,102 181
Mettler-Toledo International Inc
(d)
138 190
TE Connectivity Ltd 1,961 269
Trimble Inc
(d)
1,502 124
Waters Corp
(d)
367 131
$ 2,682
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(d)
805 121
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 778 103
Entertainment - 0 .12%
Caesars Entertainment Inc
(d)
1,274 143
Live Nation Entertainment Inc
(d)
788 72
Penn National Gaming Inc
(d)
936 68
$ 283
Environmental Control - 0 .25%
Pentair PLC 993 72
Republic Services Inc 1,256 151
Waste Management Inc 2,316 346
$ 569
Food - 0 .91%
Campbell Soup Co 1,214 51
Conagra Brands Inc 2,873 97
General Mills Inc 3,624 217
Hershey Co/The 870 147
Hormel Foods Corp 1,685 69
J M Smucker Co/The 648 78
Kellogg Co 1,527 98
Kraft Heinz Co/The 4,020 148
Kroger Co/The 4,065 164
Lamb Weston Holdings Inc 868 53
McCormick & Co Inc/MD 1,489 121
Mondelez International Inc 8,355 486
Sysco Corp 3,058 240
Tyson Foods Inc 1,763 139
$ 2,108

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .06%
International Paper Co 2,337 $ 131
Gas - 0 .05%
Atmos Energy Corp 781 69
NiSource Inc 2,347 57
$ 126
Hand & Machine Tools - 0 .10%
Snap-on Inc 322 67
Stanley Black & Decker Inc 973 171
$ 238
Healthcare - Products - 3 .95%
Abbott Laboratories 10,596 1,252
ABIOMED Inc
(d)
272 89
Align Technology Inc
(d)
439 292
Baxter International Inc 2,989 240
Bio-Techne Corp 232 112
Boston Scientific Corp
(d)
8,509 369
Cooper Cos Inc/The 295 122
Danaher Corp 3,798 1,156
DENTSPLY SIRONA Inc 1,306 76
Edwards Lifesciences Corp
(d)
3,724 422
Henry Schein Inc
(d)
835 64
Hologic Inc
(d)
1,516 112
IDEXX Laboratories Inc
(d)
509 317
Intuitive Surgical Inc
(d)
710 706
Medtronic PLC 8,033 1,007
PerkinElmer Inc 669 116
ResMed Inc 870 229
STERIS PLC 595 122
Stryker Corp 2,004 528
Teleflex Inc 280 105
Thermo Fisher Scientific Inc 2,352 1,344
West Pharmaceutical Services Inc 443 188
Zimmer Biomet Holdings Inc 1,247 182
$ 9,150
Healthcare - Services - 1 .96%
Anthem Inc 1,458 544
Catalent Inc
(d)
1,017 135
Centene Corp
(d)
3,485 217
Charles River Laboratories International Inc
(d)
302 125
DaVita Inc
(d)
401 47
HCA Healthcare Inc 1,474 358
Humana Inc 769 299
IQVIA Holdings Inc
(d)
1,146 274
Laboratory Corp of America Holdings
(d)
578 163
Quest Diagnostics Inc 731 106
UnitedHealth Group Inc 5,636 2,202
Universal Health Services Inc 454 63
$ 4,533
Home Builders - 0 .21%
DR Horton Inc 1,949 164
Lennar Corp - A Shares 1,642 154
NVR Inc
(d)
20 96
PulteGroup Inc 1,552 71
$ 485
Home Furnishings - 0 .05%
Leggett & Platt Inc 796 36
Whirlpool Corp 374 76
$ 112
Housewares - 0 .02%
Newell Brands Inc 2,264 50
Insurance - 3 .12%
Aflac Inc 3,689 192
Allstate Corp/The 1,768 225
American International Group Inc 5,112 281
Aon PLC 1,349 385
Arthur J Gallagher & Co 1,234 183
Assurant Inc 352 56
Berkshire Hathaway Inc - Class B
(d)
11,079 3,024
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 1,396 $ 77
Chubb Ltd 2,623 455
Cincinnati Financial Corp 896 102
Everest Re Group Ltd 238 60
Globe Life Inc 560 50
Hartford Financial Services Group Inc/The 2,076 146
Lincoln National Corp 1,056 73
Loews Corp 1,215 66
Marsh & McLennan Cos Inc 3,029 459
MetLife Inc 4,354 269
Principal Financial Group Inc 1,492 96
Progressive Corp/The 3,498 316
Prudential Financial Inc 2,312 243
Travelers Cos Inc/The 1,492 227
W R Berkley Corp 838 61
Willis Towers Watson PLC 770 179
$ 7,225
Internet - 11 .42%
Alphabet Inc - A Shares
(d)
1,800 4,812
Alphabet Inc - C Shares
(d)
1,684 4,488
Amazon.com Inc
(d)
2,603 8,551
Booking Holdings Inc
(d)
245 582
CDW Corp/DE 822 150
eBay Inc 3,884 271
Etsy Inc
(d)
757 157
Expedia Group Inc
(d)
867 142
F5 Networks Inc
(d)
360 72
Facebook Inc
(d)
14,248 4,836
Match Group Inc
(d)
1,653 259
Netflix Inc
(d)
2,646 1,615
NortonLifeLock Inc 3,471 88
Twitter Inc
(d)
4,770 288
VeriSign Inc
(d)
582 119
$ 26,430
Iron & Steel - 0 .07%
Nucor Corp 1,756 173
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
4,776 119
Norwegian Cruise Line Holdings Ltd
(d)
2,212 59
Royal Caribbean Cruises Ltd
(d)
1,338 119
$ 297
Lodging - 0 .30%
Hilton Worldwide Holdings Inc
(d)
1,665 220
Las Vegas Sands Corp
(d)
2,053 75
Marriott International Inc/MD
(d)
1,634 242
MGM Resorts International 2,391 103
Wynn Resorts Ltd
(d)
629 54
$ 694
Machinery - Construction & Mining - 0 .27%
Caterpillar Inc 3,273 628
Machinery - Diversified - 0 .67%
Deere & Co 1,697 568
Dover Corp 860 134
IDEX Corp 454 94
Ingersoll Rand Inc
(d)
2,420 122
Otis Worldwide Corp 2,549 210
Rockwell Automation Inc 694 204
Westinghouse Air Brake Technologies Corp 1,128 97
Xylem Inc/NY 1,075 133
$ 1,562
Media - 1 .89%
Charter Communications Inc
(d)
759 552
Comcast Corp - Class A 27,374 1,531
Discovery Inc - A Shares
(d),(e)
1,009 26
Discovery Inc - C Shares
(d)
1,814 44
DISH Network Corp
(d)
1,486 65
Fox Corp - A Shares 1,934 77
Fox Corp - B Shares 887 33

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 2,340 $ 55
News Corp - B Shares 727 17
ViacomCBS Inc - Class B 3,621 143
Walt Disney Co/The
(d)
10,861 1,837
$ 4,380
Mining - 0 .24%
Freeport-McMoRan Inc 8,770 285
Newmont Corp 4,777 260
$ 545
Miscellaneous Manufacturers - 1 .12%
3M Co 3,459 607
A O Smith Corp 797 49
Eaton Corp PLC 2,383 356
General Electric Co 6,561 676
Illinois Tool Works Inc 1,714 354
Parker-Hannifin Corp 772 216
Textron Inc 1,340 93
Trane Technologies PLC 1,421 245
$ 2,596
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(d)
320 165
Oil & Gas - 2 .15%
APA Corp 2,261 48
Cabot Oil & Gas Corp 2,391 52
Chevron Corp 11,559 1,173
ConocoPhillips 8,004 542
Devon Energy Corp 3,762 134
Diamondback Energy Inc 1,018 96
EOG Resources Inc 3,491 280
Exxon Mobil Corp
(f)
25,303 1,488
Hess Corp 1,646 129
Marathon Oil Corp 4,714 64
Marathon Petroleum Corp 3,812 236
Occidental Petroleum Corp 5,300 157
Phillips 66 2,618 183
Pioneer Natural Resources Co 1,357 226
Valero Energy Corp 2,445 173
$ 4,981
Oil & Gas Services - 0 .21%
Baker Hughes Co 4,950 122
Halliburton Co 5,324 115
Schlumberger NV 8,359 248
$ 485
Packaging & Containers - 0 .21%
Amcor PLC 9,216 107
Ball Corp 1,953 176
Packaging Corp of America 567 78
Sealed Air Corp 896 49
Westrock Co 1,594 79
$ 489
Pharmaceuticals - 4 .76%
AbbVie Inc 10,562 1,139
AmerisourceBergen Corp 893 107
Becton Dickinson and Co 1,717 422
Bristol-Myers Squibb Co 13,281 786
Cardinal Health Inc 1,736 86
Cigna Corp 2,033 407
CVS Health Corp 7,886 669
Dexcom Inc
(d)
579 317
Eli Lilly & Co 4,746 1,097
Johnson & Johnson 15,734 2,541
McKesson Corp 925 184
Merck & Co Inc 15,130 1,136
Organon & Co 1,512 50
Pfizer Inc 33,507 1,441
Viatris Inc 7,232 98
Zoetis Inc 2,833 550
$ 11,030
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .23%
Kinder Morgan Inc 11,655 $ 195
ONEOK Inc 2,664 155
Williams Cos Inc/The 7,262 188
$ 538
Real Estate - 0 .08%
CBRE Group Inc
(d)
2,007 195
REITs - 2 .35%
Alexandria Real Estate Equities Inc 827 158
American Tower Corp 2,721 722
AvalonBay Communities Inc 834 185
Boston Properties Inc 849 92
Crown Castle International Corp 2,584 448
Digital Realty Trust Inc 1,688 244
Duke Realty Corp 2,260 108
Equinix Inc 537 424
Equity Residential 2,037 165
Essex Property Trust Inc 389 124
Extra Space Storage Inc 799 134
Federal Realty Investment Trust 419 50
Healthpeak Properties Inc 3,222 108
Host Hotels & Resorts Inc
(d)
4,266 70
Iron Mountain Inc 1,729 75
Kimco Realty Corp 3,666 76
Mid-America Apartment Communities Inc 692 129
Prologis Inc 4,419 554
Public Storage 910 270
Realty Income Corp 2,326 151
Regency Centers Corp 914 62
SBA Communications Corp 655 217
Simon Property Group Inc 1,965 255
UDR Inc 1,668 88
Ventas Inc 2,272 125
Vornado Realty Trust 949 40
Welltower Inc 2,524 208
Weyerhaeuser Co 4,483 160
$ 5,442
Retail - 4 .86%
Advance Auto Parts Inc 391 82
AutoZone Inc
(d)
129 219
Bath & Body Works Inc 1,583 100
Best Buy Co Inc 1,346 142
CarMax Inc
(d)
974 125
Chipotle Mexican Grill Inc
(d)
168 305
Costco Wholesale Corp 2,643 1,188
Darden Restaurants Inc 779 118
Dollar General Corp 1,412 300
Dollar Tree Inc
(d)
1,388 133
Domino's Pizza Inc 221 105
Gap Inc/The 1,285 29
Genuine Parts Co 856 104
Home Depot Inc/The 6,356 2,086
Lowe's Cos Inc 4,226 857
McDonald's Corp 4,464 1,076
O'Reilly Automotive Inc
(d)
413 252
Ross Stores Inc 2,133 232
Starbucks Corp 7,048 778
Target Corp 2,958 677
TJX Cos Inc/The 7,212 476
Tractor Supply Co 684 139
Ulta Beauty Inc
(d)
328 118
Walgreens Boots Alliance Inc 4,293 202
Walmart Inc 8,540 1,190
Yum! Brands Inc 1,768 216
$ 11,249
Savings & Loans - 0 .02%
People's United Financial Inc 2,558 45

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .22%
Advanced Micro Devices Inc
(d)
7,250 $ 746
Analog Devices Inc 3,216 539
Applied Materials Inc 5,463 703
Broadcom Inc 2,451 1,189
Intel Corp 24,246 1,292
IPG Photonics Corp
(d)
214 34
KLA Corp 913 305
Lam Research Corp 852 485
Microchip Technology Inc 1,636 251
Micron Technology Inc 6,727 477
Monolithic Power Systems Inc 258 125
NVIDIA Corp 14,894 3,085
NXP Semiconductors NV 1,585 310
Qorvo Inc
(d)
665 111
QUALCOMM Inc 6,743 870
Skyworks Solutions Inc 987 163
Teradyne Inc 987 108
Texas Instruments Inc 5,519 1,061
Xilinx Inc 1,478 223
$ 12,077
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 239 46
Software - 9 .80%
Activision Blizzard Inc 4,649 360
Adobe Inc
(d)
2,848 1,640
Akamai Technologies Inc
(d)
974 102
ANSYS Inc
(d)
522 178
Autodesk Inc
(d)
1,316 375
Broadridge Financial Solutions Inc 694 116
Cadence Design Systems Inc
(d)
1,655 251
Ceridian HCM Holding Inc
(d)
805 91
Cerner Corp 1,767 125
Citrix Systems Inc 742 80
Electronic Arts Inc 1,701 242
Fidelity National Information Services Inc 3,692 449
Fiserv Inc
(d)
3,563 386
Intuit Inc 1,634 881
Jack Henry & Associates Inc 444 73
Microsoft Corp
(f)
44,913 12,662
MSCI Inc 493 300
Oracle Corp 9,845 858
Paychex Inc 1,915 215
Paycom Software Inc
(d)
288 143
PTC Inc
(d)
630 75
Roper Technologies Inc 631 281
salesforce.com Inc
(d)
5,805 1,574
ServiceNow Inc
(d)
1,184 737
Synopsys Inc
(d)
912 273
Take-Two Interactive Software Inc
(d)
695 107
Tyler Technologies Inc
(d)
245 112
$ 22,686
Telecommunications - 2 .14%
Arista Networks Inc
(d)
334 115
AT&T Inc 42,673 1,153
Cisco Systems Inc/Delaware 25,187 1,371
Corning Inc 4,595 168
Juniper Networks Inc 1,944 53
Lumen Technologies Inc 5,952 74
Motorola Solutions Inc 1,013 235
T-Mobile US Inc
(d)
3,506 448
Verizon Communications Inc 24,744 1,336
$ 4,953
Textiles - 0 .03%
Mohawk Industries Inc
(d)
335 59
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 772 69
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .39%
CH Robinson Worldwide Inc 788 $ 69
CSX Corp 13,475 401
Expeditors International of Washington Inc 1,014 121
FedEx Corp 1,469 322
JB Hunt Transport Services Inc 502 84
Kansas City Southern 543 147
Norfolk Southern Corp 1,477 353
Old Dominion Freight Line Inc 561 160
Union Pacific Corp 3,898 764
United Parcel Service Inc 4,352 792
$ 3,213
Water - 0 .08%
American Water Works Co Inc 1,084 183
TOTAL COMMON STOCKS $ 218,373
TOTAL PURCHASED OPTIONS - 0.30% $ 705
Total Investments $ 233,006
Other Assets and Liabilities -  (0.64)% (1,480)
TOTAL NET ASSETS - 100.00% $ 231,526
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $25 or 0.01% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,103 or 0.91% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .21%
Consumer, Non-cyclical 18 .88%
Communications 15 .53%
Financial 14 .36%
Consumer, Cyclical 9 .15%
Industrial 7 .35%
Money Market Funds 5 .87%
Energy 2 .64%
Utilities 2 .31%
Basic Materials 1 .89%
Purchased Options 0 .30%
Investment Companies 0 .15%
Other Assets and Liabilities
( 0 .64 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,820 $ 65,589 $ 67,859 $ 13,550
$ 15,820 $ 65,589 $ 67,859 $ 13,550
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,500 .00 10/18/2021 $ 134 $ 28 $ (106)
Put - S&P 500 Index N/A 100 10 $ 4,300 .00 10/18/2021 461 677 216
Total $ 595 $ 705 $ 110
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,550 .00 10/18/2021 $ (59) $ (11) $ 48
Put - S&P 500 Index N/A 100 10 $ 4,200 .00 10/18/2021 (697) (382) 315
Total $ (756) $ (393) $ 363
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2021 Long 8 $ 1,719 $ (58)
Total $ (58)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .09 % Shares Held Value (000's)
Money Market Funds - 0 .09%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
611,196 $ 611
TOTAL INVESTMENT COMPANIES $ 611
COMMON STOCKS - 99 .95 % Shares Held Value (000's)
Aerospace & Defense - 5 .53%
HEICO Corp - Class A 84,017 $ 9,950
TransDigm Group Inc
(b)
43,193 26,977
$ 36,927
Banks - 0 .81%
First Republic Bank/CA 28,038 5,408
Beverages - 0 .27%
Brown-Forman Corp - B Shares 26,791 1,795
Building Materials - 3 .99%
Martin Marietta Materials Inc 21,778 7,441
Summit Materials Inc
(b)
119,074 3,807
Vulcan Materials Co 91,120 15,414
$ 26,662
Chemicals - 0 .51%
Air Products and Chemicals Inc 13,217 3,385
Commercial Services - 10 .71%
Bright Horizons Family Solutions Inc
(b)
23,319 3,251
CoStar Group Inc
(b)
291,252 25,065
Everarc Holdings Ltd - Warrants
(b)
97,671 17
Gartner Inc
(b)
26,534 8,063
IHS Markit Ltd 34,363 4,007
Moody's Corp 18,041 6,407
S&P Global Inc 5,921 2,516
Square Inc
(b)
18,710 4,487
TransUnion 87,481 9,825
Verisk Analytics Inc 39,484 7,908
$ 71,546
Distribution & Wholesale - 4 .57%
Copart Inc
(b)
150,897 20,932
Fastenal Co 185,637 9,581
$ 30,513
Diversified Financial Services - 1 .29%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
4,250 236
Credit Acceptance Corp
(b)
14,278 8,357
$ 8,593
Electric - 2 .45%
Brookfield Infrastructure Partners LP 229,339 12,868
Brookfield Renewable Partners LP 95,083 3,510
$ 16,378
Electronics - 1 .95%
Agilent Technologies Inc 20,587 3,243
Mettler-Toledo International Inc
(b)
7,113 9,797
$ 13,040
Entertainment - 3 .83%
Live Nation Entertainment Inc
(b)
152,998 13,943
Vail Resorts Inc 34,885 11,653
$ 25,596
Healthcare - Products - 1 .43%
IDEXX Laboratories Inc
(b)
15,329 9,533
Holding Companies - Diversified - 0 .17%
Everarc Holdings Ltd
(b)
92,882 1,162
Home Builders - 2 .45%
Lennar Corp - A Shares 74,818 7,009
Lennar Corp - B Shares 1,086 84
NVR Inc
(b)
1,939 9,296
$ 16,389
Insurance - 6 .27%
Aon PLC 14,971 4,278
Arch Capital Group Ltd
(b)
166,435 6,354
Brown & Brown Inc 166,004 9,205
Fidelity National Financial Inc 37,247 1,689
Markel Corp
(b)
12,816 15,317
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 55,945 $ 5,057
$ 41,900
Internet - 4 .53%
Etsy Inc
(b)
33,032 6,870
VeriSign Inc
(b)
53,457 10,959
Wix.com Ltd
(b)
63,526 12,449
$ 30,278
Lodging - 3 .49%
Hilton Worldwide Holdings Inc
(b)
145,712 19,250
Hyatt Hotels Corp
(b)
52,458 4,045
$ 23,295
Machinery - Diversified - 0 .61%
Cognex Corp 24,771 1,987
Colfax Corp
(b)
44,635 2,049
$ 4,036
Media - 4 .12%
Liberty Broadband Corp - A Shares
(b)
19,743 3,324
Liberty Broadband Corp - C Shares
(b)
99,487 17,181
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
14,733 693
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
121,564 6,250
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
1,377 65
$ 27,513
Private Equity - 9 .08%
Ares Management Corp 45,427 3,354
Brookfield Asset Management Inc 607,665 32,516
KKR & Co Inc 315,124 19,185
Onex Corp 79,234 5,614
$ 60,669
Real Estate - 2 .74%
CBRE Group Inc
(b)
109,439 10,655
Howard Hughes Corp/The
(b)
55,509 4,875
Kennedy-Wilson Holdings Inc 132,133 2,764
$ 18,294
REITs - 2 .74%
SBA Communications Corp 55,421 18,321
Retail - 9 .83%
CarMax Inc
(b)
174,212 22,292
Dollar General Corp 35,101 7,446
Domino's Pizza Inc 23,138 11,036
O'Reilly Automotive Inc
(b)
30,709 18,765
Restaurant Brands International Inc 38,951 2,383
Ross Stores Inc 34,391 3,744
$ 65,666
Semiconductors - 1 .67%
Microchip Technology Inc 72,742 11,165
Software - 14 .91%
ANSYS Inc
(b)
31,041 10,568
Autodesk Inc
(b)
65,385 18,646
Black Knight Inc
(b)
185,388 13,348
Guidewire Software Inc
(b)
110,200 13,099
HubSpot Inc
(b)
4,158 2,811
MSCI Inc 12,299 7,482
Qualtrics International Inc
(b)
21,827 933
Roper Technologies Inc 32,315 14,417
Tyler Technologies Inc
(b)
39,889 18,295
$ 99,599
TOTAL COMMON STOCKS $ 667,663
Total Investments $ 668,274
Other Assets and Liabilities -  (0.04)% (284)
TOTAL NET ASSETS - 100.00% $ 667,990

Schedule of Investments
MidCap Account
September 30, 2021 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 24 .17%
Financial 22 .93%
Technology 16 .58%
Consumer, Non-cyclical 12 .41%
Industrial 12 .08%
Communications 8 .65%
Utilities 2 .45%
Basic Materials 0 .51%
Diversified 0 .17%
Money Market Funds 0 .09%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,607 $ 40,572 $ 41,568 $ 611
$ 1,607 $ 40,572 $ 41,568 $ 611
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Money Market Funds - 1 .69%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,023,545 $ 3,024
TOTAL INVESTMENT COMPANIES $ 3,024
COMMON STOCKS - 98 .17 % Shares Held Value (000's)
Apparel - 2 .08%
Deckers Outdoor Corp
(b)
7,201 $ 2,594
NIKE Inc 7,733 1,123
$ 3,717
Automobile Manufacturers - 1 .03%
PACCAR Inc 23,370 1,844
Banks - 4 .14%
JPMorgan Chase & Co 30,219 4,947
PNC Financial Services Group Inc/The 12,627 2,470
$ 7,417
Beverages - 1 .72%
Keurig Dr Pepper Inc 66,414 2,269
PepsiCo Inc 5,416 814
$ 3,083
Chemicals - 1 .52%
Air Products and Chemicals Inc 3,975 1,018
FMC Corp 18,639 1,707
$ 2,725
Commercial Services - 1 .21%
Morningstar Inc 1,951 505
PayPal Holdings Inc
(b)
6,372 1,658
$ 2,163
Computers - 4 .97%
Apple Inc 62,889 8,899
Consumer Products - 0 .96%
Church & Dwight Co Inc 20,748 1,713
Diversified Financial Services - 5 .85%
Ameriprise Financial Inc 6,751 1,783
BlackRock Inc 2,071 1,737
Charles Schwab Corp/The 29,373 2,139
Discover Financial Services 9,019 1,108
Nasdaq Inc 9,921 1,915
Visa Inc 8,094 1,803
$ 10,485
Electric - 2 .54%
NextEra Energy Inc 40,736 3,199
Xcel Energy Inc 21,528 1,345
$ 4,544
Electronics - 1 .10%
Honeywell International Inc 9,275 1,969
Environmental Control - 1 .05%
Republic Services Inc 15,674 1,882
Food - 0 .38%
McCormick & Co Inc/MD 8,341 676
Healthcare - Products - 5 .21%
Abbott Laboratories 33,605 3,970
Edwards Lifesciences Corp
(b)
9,430 1,067
Medtronic PLC 10,003 1,254
Thermo Fisher Scientific Inc 5,323 3,041
$ 9,332
Healthcare - Services - 2 .06%
UnitedHealth Group Inc 8,538 3,336
Universal Health Services Inc 2,509 347
$ 3,683
Insurance - 2 .41%
Fidelity National Financial Inc 12,161 551
Marsh & McLennan Cos Inc 14,619 2,214
Progressive Corp/The 17,180 1,553
$ 4,318
Internet - 10 .21%
Alphabet Inc - A Shares
(b)
2,728 7,294
Amazon.com Inc
(b)
1,621 5,325
Facebook Inc
(b)
11,412 3,873
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Netflix Inc
(b)
1,766 $ 1,078
Pinterest Inc
(b)
13,941 710
$ 18,280
Machinery - Construction & Mining - 0 .87%
Epiroc AB - A Shares 75,182 1,559
Machinery - Diversified - 1 .09%
Deere & Co 5,801 1,944
Media - 2 .45%
Comcast Corp - Class A 46,675 2,610
Nexstar Media Group Inc 9,396 1,428
Walt Disney Co/The
(b)
2,110 357
$ 4,395
Oil & Gas - 3 .76%
Chevron Corp 48,230 4,893
EOG Resources Inc 20,403 1,638
Valero Energy Corp 2,969 209
$ 6,740
Packaging & Containers - 0 .99%
Ball Corp 19,720 1,774
Pharmaceuticals - 5 .27%
Bristol-Myers Squibb Co 13,804 817
Dexcom Inc
(b)
828 453
Eli Lilly & Co 6,678 1,543
Johnson & Johnson 11,211 1,810
Merck & Co Inc 30,553 2,295
Pfizer Inc 39,524 1,700
Roche Holding AG ADR 18,026 820
$ 9,438
REITs - 3 .33%
Alexandria Real Estate Equities Inc 8,777 1,677
American Tower Corp 4,844 1,286
Extra Space Storage Inc 9,662 1,623
Prologis Inc 10,931 1,371
$ 5,957
Retail - 9 .00%
Costco Wholesale Corp 10,169 4,569
Home Depot Inc/The 5,884 1,932
Lululemon Athletica Inc
(b)
4,299 1,740
O'Reilly Automotive Inc
(b)
2,803 1,713
Starbucks Corp 11,767 1,298
Target Corp 10,198 2,333
Tractor Supply Co 12,508 2,534
$ 16,119
Semiconductors - 6 .20%
Broadcom Inc 6,754 3,275
Lam Research Corp 3,844 2,188
Microchip Technology Inc 12,546 1,926
NVIDIA Corp 10,789 2,235
Taiwan Semiconductor Manufacturing Co Ltd
ADR
13,243 1,478
$ 11,102
Software - 13 .12%
Adobe Inc
(b)
6,634 3,819
Black Knight Inc
(b)
9,516 685
Fair Isaac Corp
(b)
2,876 1,144
Microsoft Corp 39,152 11,038
Roper Technologies Inc 3,004 1,340
salesforce.com Inc
(b)
11,941 3,239
ServiceNow Inc
(b)
2,940 1,830
Veeva Systems Inc
(b)
1,352 390
$ 23,485
Telecommunications - 1 .54%
T-Mobile US Inc
(b)
17,358 2,218
Verizon Communications Inc 10,017 541
$ 2,759

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .11%
Expeditors International of Washington Inc 17,535 $ 2,089
Union Pacific Corp 8,603 1,686
$ 3,775
TOTAL COMMON STOCKS $ 175,777
Total Investments $ 178,801
Other Assets and Liabilities -  0.14% 257
TOTAL NET ASSETS - 100.00% $ 179,058
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24 .29%
Consumer, Non-cyclical 16 .81%
Financial 15 .73%
Communications 14 .20%
Consumer, Cyclical 12 .11%
Industrial 7 .21%
Energy 3 .76%
Utilities 2 .54%
Money Market Funds 1 .69%
Basic Materials 1 .52%
Other Assets and Liabilities
0 .14%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,887 $ 24,780 $ 23,643 $ 3,024
$ 1,887 $ 24,780 $ 23,643 $ 3,024
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .15%
Blue Chip Fund
(a)
34,163 $ 1,414
Core Fixed Income Fund
(a)
1,346,075 13,474
Diversified International Fund
(a)
123,259 1,939
Diversified Real Asset Fund
(a)
51,312 673
International Small Company Fund
(a)
30,913 399
LargeCap Growth Fund I
(a)
57,857 1,351
MidCap Fund
(a),(b)
15,755 648
MidCap Value Fund I
(a)
36,379 662
Origin Emerging Markets Fund
(a)
38,848 513
SmallCap Growth Fund I
(a)
16,567 322
SmallCap Value Fund II
(a)
25,210 351
$ 21,746
Principal Funds, Inc. Institutional Class - 41 .86%
Equity Income Fund
(a)
32,490 1,269
High Income Fund
(a)
274,741 2,588
Inflation Protection Fund
(a)
171,967 1,679
LargeCap S&P 500 Index Fund
(a)
33,698 841
LargeCap Value Fund III
(a)
65,760 1,306
Overseas Fund
(a)
104,055 1,163
Short-Term Income Fund
(a)
550,513 6,810
$ 15,656
TOTAL INVESTMENT COMPANIES $ 37,402
Total Investments $ 37,402
Other Assets and Liabilities -  (0.01)% (3)
TOTAL NET ASSETS - 100.00% $ 37,399
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .84%
Domestic Equity Funds 21 .82%
International Equity Funds 5 .55%
Specialty Funds 1 .80%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,224 $ 120 $ 144 $ 1,414
Core Fixed Income Fund 13,544 2,292 1,948 13,474
Diversified International Fund 1,780 242 169 1,939
Diversified Real Asset Fund 756 139 279 673
Equity Income Fund 977 301 114 1,269
High Income Fund 2,149 752 323 2,588
Inflation Protection Fund 1,469 379 218 1,679
International Small Company Fund 377 43 52 399
LargeCap Growth Fund I 1,172 128 116 1,351
LargeCap S&P 500 Index Fund 1,571 116 995 841
LargeCap Value Fund III 899 363 114 1,306
MidCap Fund 641 84 154 648
MidCap Value Fund I 544 82 77 662
Origin Emerging Markets Fund 464 125 54 513
Overseas Fund 1,167 105 219 1,163
Short-Term Income Fund 6,460 1,384 978 6,810
SmallCap Growth Fund I 396 31 130 322
SmallCap Value Fund II 240 79 29 351
$ 35,830 $ 6,765 $ 6,113 $ 37,402
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 4 $ — $ 210
Core Fixed Income Fund 224 (1) — (413)
Diversified International Fund — (1) — 87
Diversified Real Asset Fund 19 25 — 32
Equity Income Fund 14 2 — 103
High Income Fund 93 — — 10
Inflation Protection Fund — 1 — 48
International Small Company Fund — 2 — 29
LargeCap Growth Fund I — 2 — 165
LargeCap S&P 500 Index Fund — 372 — (223)
LargeCap Value Fund III — 3 — 155
MidCap Fund — 32 — 45
MidCap Value Fund I — 3 — 110
Origin Emerging Markets Fund — — — (22)
Overseas Fund — 9 — 101
Short-Term Income Fund 54 — — (56)
SmallCap Growth Fund I — 44 — (19)
SmallCap Value Fund II — 1 — 60
$ 404 $ 498 $ — $ 422
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .93%
Blue Chip Fund
(a)
271,651 $ 11,241
Core Fixed Income Fund
(a)
5,723,133 57,289
Diversified International Fund
(a)
973,427 15,312
Diversified Real Asset Fund
(a)
222,290 2,914
International Small Company Fund
(a)
253,266 3,270
LargeCap Growth Fund I
(a)
460,155 10,749
MidCap Fund
(a),(b)
123,130 5,068
MidCap Value Fund I
(a)
284,642 5,178
Origin Emerging Markets Fund
(a)
312,368 4,123
SmallCap Growth Fund I
(a)
130,874 2,548
SmallCap Value Fund II
(a)
199,809 2,779
$ 120,471
Principal Funds, Inc. Institutional Class - 38 .07%
Equity Income Fund
(a)
257,979 10,077
High Income Fund
(a)
1,076,946 10,145
Inflation Protection Fund
(a)
768,190 7,497
LargeCap S&P 500 Index Fund
(a)
301,959 7,537
LargeCap Value Fund III
(a)
523,013 10,387
Overseas Fund
(a)
848,532 9,486
Short-Term Income Fund
(a)
1,530,768 18,936
$ 74,065
TOTAL INVESTMENT COMPANIES $ 194,536
Total Investments $ 194,536
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 194,532
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 56 .12%
Domestic Equity Funds 33 .70%
International Equity Funds 8 .68%
Specialty Funds 1 .50%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 10,043 $ 442 $ 1,027 $ 11,241
Core Fixed Income Fund 59,928 6,531 7,351 57,289
Diversified International Fund 15,180 833 1,478 15,312
Diversified Real Asset Fund 3,710 353 1,425 2,914
Equity Income Fund 9,123 915 885 10,077
High Income Fund 8,232 3,042 1,166 10,145
Inflation Protection Fund 7,353 839 929 7,497
International Small Company Fund 3,253 162 412 3,270
LargeCap Growth Fund I 10,160 442 1,247 10,749
LargeCap S&P 500 Index Fund 10,401 442 4,557 7,537
LargeCap Value Fund III 9,070 824 886 10,387
MidCap Fund 5,260 302 1,139 5,068
MidCap Value Fund I 4,403 443 604 5,178
Origin Emerging Markets Fund 4,230 576 542 4,123
Overseas Fund 9,910 430 1,784 9,486
Short-Term Income Fund 18,623 2,912 2,437 18,936
SmallCap Growth Fund I 3,298 119 1,084 2,548
SmallCap Value Fund II 1,996 509 237 2,779
$ 194,173 $ 20,116 $ 29,190 $ 194,536
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 39 $ — $ 1,744
Core Fixed Income Fund 993 — — (1,819)
Diversified International Fund — (9) — 786
Diversified Real Asset Fund 83 69 — 207
Equity Income Fund 117 23 — 901
High Income Fund 379 — — 37
Inflation Protection Fund — 4 — 230
International Small Company Fund — 14 — 253
LargeCap Growth Fund I — 11 — 1,383
LargeCap S&P 500 Index Fund — 1,429 — (178)
LargeCap Value Fund III — 36 — 1,343
MidCap Fund — 314 — 331
MidCap Value Fund I — 18 — 918
Origin Emerging Markets Fund — 15 — (156)
Overseas Fund — 52 — 878
Short-Term Income Fund 157 — — (162)
SmallCap Growth Fund I — 424 — (209)
SmallCap Value Fund II — 12 — 499
$ 1,729 $ 2,451 $ — $ 6,986
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .48%
Blue Chip Fund
(a)
470,151 $ 19,455
Core Fixed Income Fund
(a)
6,178,996 61,852
Diversified International Fund
(a)
1,684,982 26,505
Diversified Real Asset Fund
(a)
309,256 4,054
International Small Company Fund
(a)
437,758 5,652
LargeCap Growth Fund I
(a)
798,425 18,651
MidCap Fund
(a),(b)
218,907 9,010
MidCap Value Fund I
(a)
502,567 9,142
Origin Emerging Markets Fund
(a)
540,451 7,134
SmallCap Growth Fund I
(a)
227,746 4,434
SmallCap Value Fund II
(a)
346,091 4,814
$ 170,703
Principal Funds, Inc. Institutional Class - 32 .52%
Equity Income Fund
(a)
447,418 17,476
High Income Fund
(a)
1,170,033 11,022
Inflation Protection Fund
(a)
543,112 5,301
LargeCap S&P 500 Index Fund
(a)
553,116 13,806
LargeCap Value Fund III
(a)
905,699 17,987
Overseas Fund
(a)
1,491,454 16,674
$ 82,266
TOTAL INVESTMENT COMPANIES $ 252,969
Total Investments $ 252,969
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 252,965
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45 .37%
Fixed Income Funds 41 .38%
International Equity Funds 11 .65%
Specialty Funds 1 .60%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 15,380 $ 2,464 $ 1,367 $ 19,455
Core Fixed Income Fund 58,315 12,294 7,085 61,852
Diversified International Fund 24,768 3,248 2,762 26,505
Diversified Real Asset Fund 4,522 865 1,665 4,054
Equity Income Fund 14,164 3,226 1,367 17,476
High Income Fund 7,210 4,843 1,072 11,022
Inflation Protection Fund 4,648 1,079 590 5,301
International Small Company Fund 5,302 630 708 5,652
LargeCap Growth Fund I 15,863 1,829 1,368 18,651
LargeCap S&P 500 Index Fund 17,346 1,696 7,351 13,806
LargeCap Value Fund III 14,424 2,721 1,367 17,987
MidCap Fund 8,165 1,201 1,426 9,010
MidCap Value Fund I 7,078 1,500 932 9,142
Origin Emerging Markets Fund 6,700 1,379 671 7,134
Overseas Fund 16,041 1,705 2,524 16,674
SmallCap Growth Fund I 5,030 480 1,409 4,434
SmallCap Value Fund II 3,341 1,021 378 4,814
$ 228,297 $ 42,181 $ 34,042 $ 252,969
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 6 $ — $ 2,972
Core Fixed Income Fund 1,004 (2) — (1,670)
Diversified International Fund — (40) — 1,291
Diversified Real Asset Fund 114 68 — 264
Equity Income Fund 198 10 — 1,443
High Income Fund 384 — — 41
Inflation Protection Fund — 1 — 163
International Small Company Fund — (3) — 431
LargeCap Growth Fund I — 10 — 2,317
LargeCap S&P 500 Index Fund — 1,726 — 389
LargeCap Value Fund III — (1) — 2,210
MidCap Fund — 226 — 844
MidCap Value Fund I — (1) — 1,497
Origin Emerging Markets Fund — 24 — (298)
Overseas Fund — (3) — 1,455
SmallCap Growth Fund I — 322 — 11
SmallCap Value Fund II — 4 — 826
$ 1,700 $ 2,347 $ — $ 14,186
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .31%
Blue Chip Fund
(a)
267,146 $ 11,054
Core Fixed Income Fund
(a)
1,795,277 17,971
Diversified International Fund
(a)
1,001,235 15,749
International Small Company Fund
(a)
269,536 3,480
LargeCap Growth Fund I
(a)
453,347 10,590
MidCap Value Fund I
(a)
289,182 5,260
Origin Emerging Markets Fund
(a)
324,671 4,286
Real Estate Securities Fund
(a)
92,728 2,909
SmallCap Growth Fund I
(a)
128,888 2,509
SmallCap Value Fund II
(a)
197,470 2,747
$ 76,555
Principal Funds, Inc. Institutional Class - 38 .69%
Equity Income Fund
(a)
253,992 9,921
High Income Fund
(a)
429,074 4,042
LargeCap S&P 500 Index Fund
(a)
366,911 9,158
LargeCap Value Fund III
(a)
514,425 10,217
MidCap Growth Fund III
(a)
296,225 5,036
Overseas Fund
(a)
888,496 9,933
$ 48,307
TOTAL INVESTMENT COMPANIES $ 124,862
Total Investments $ 124,862
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 124,859
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .57%
Fixed Income Funds 30 .25%
International Equity Funds 14 .18%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 9,081 $ 1,272 $ 1,004 $ 11,054
Core Fixed Income Fund 15,788 4,711 2,018 17,971
Diversified International Fund 13,964 2,396 1,331 15,749
Equity Income Fund 7,582 2,284 776 9,921
High Income Fund 2,817 1,584 377 4,042
International Small Company Fund 3,076 484 343 3,480
LargeCap Growth Fund I 9,255 1,272 1,269 10,590
LargeCap S&P 500 Index Fund 9,461 1,254 2,876 9,158
LargeCap Value Fund III 7,624 2,104 776 10,217
MidCap Growth Fund III 4,995 860 1,325 5,036
MidCap Value Fund I 3,635 1,285 526 5,260
Origin Emerging Markets Fund 3,951 941 437 4,286
Overseas Fund 9,057 1,276 1,272 9,933
Real Estate Securities Fund 2,215 490 273 2,909
SmallCap Growth Fund I 2,751 349 771 2,509
SmallCap Value Fund II 1,891 584 214 2,747
$ 107,143 $ 23,146 $ 15,588 $ 124,862
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 15 $ — $ 1,690
Core Fixed Income Fund 296 2 — (512)
Diversified International Fund — (2) — 722
Equity Income Fund 113 11 — 820
High Income Fund 141 — — 18
International Small Company Fund — 1 — 262
LargeCap Growth Fund I — 17 — 1,315
LargeCap S&P 500 Index Fund — 418 — 901
LargeCap Value Fund III — 14 — 1,251
MidCap Growth Fund III — 127 — 379
MidCap Value Fund I — 7 — 859
Origin Emerging Markets Fund — 5 — (174)
Overseas Fund — — — 872
Real Estate Securities Fund 38 1 — 476
SmallCap Growth Fund I — 118 — 62
SmallCap Value Fund II — 1 — 485
$ 588 $ 735 $ — $ 9,426
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .85%
Blue Chip Fund
(a)
148,233 $ 6,134
Core Fixed Income Fund
(a)
474,326 4,748
Diversified International Fund
(a)
569,006 8,951
International Small Company Fund
(a)
148,494 1,917
LargeCap Growth Fund I
(a)
251,939 5,885
MidCap Value Fund I
(a)
163,841 2,980
Origin Emerging Markets Fund
(a)
178,586 2,357
Real Estate Securities Fund
(a)
46,715 1,465
SmallCap Growth Fund I
(a)
72,238 1,407
SmallCap Value Fund II
(a)
109,385 1,522
$ 37,366
Principal Funds, Inc. Institutional Class - 41 .15%
Equity Income Fund
(a)
141,023 5,508
High Income Fund
(a)
145,404 1,370
LargeCap S&P 500 Index Fund
(a)
214,184 5,346
LargeCap Value Fund III
(a)
285,000 5,660
MidCap Growth Fund III
(a)
169,620 2,884
Overseas Fund
(a)
479,909 5,365
$ 26,133
TOTAL INVESTMENT COMPANIES $ 63,499
Total Investments $ 63,499
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 63,496
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .08%
Fixed Income Funds 23 .74%
International Equity Funds 15 .18%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 4,765 $ 1,050 $ 602 $ 6,134
Core Fixed Income Fund 3,603 1,775 515 4,748
Diversified International Fund 7,184 1,927 521 8,951
Equity Income Fund 3,913 1,571 405 5,508
High Income Fund 749 734 119 1,370
International Small Company Fund 1,566 394 177 1,917
LargeCap Growth Fund I 4,854 1,050 739 5,885
LargeCap S&P 500 Index Fund 4,728 1,031 1,126 5,346
LargeCap Value Fund III 3,933 1,478 405 5,660
MidCap Growth Fund III 2,579 716 692 2,884
MidCap Value Fund I 1,881 929 277 2,980
Origin Emerging Markets Fund 1,971 722 223 2,357
Overseas Fund 4,659 1,093 832 5,365
Real Estate Securities Fund 1,003 360 126 1,465
SmallCap Growth Fund I 1,434 295 416 1,407
SmallCap Value Fund II 963 423 112 1,522
$ 49,785 $ 15,548 $ 7,287 $ 63,499
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 5 $ — $ 916
Core Fixed Income Fund 75 — — (115)
Diversified International Fund — — — 361
Equity Income Fund 61 3 — 426
High Income Fund 46 — — 6
International Small Company Fund — — — 134
LargeCap Growth Fund I — 11 — 709
LargeCap S&P 500 Index Fund — 88 — 625
LargeCap Value Fund III — 2 — 652
MidCap Growth Fund III — 89 — 192
MidCap Value Fund I — 1 — 446
Origin Emerging Markets Fund — 3 — (116)
Overseas Fund — 1 — 444
Real Estate Securities Fund 19 1 — 227
SmallCap Growth Fund I — 72 — 22
SmallCap Value Fund II — 1 — 247
$ 201 $ 277 $ — $ 5,176
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .51%
Blue Chip Fund
(a)
37,558 $ 1,554
Core Fixed Income Fund
(a)
55,479 556
Diversified International Fund
(a)
146,611 2,306
International Small Company Fund
(a)
38,503 497
LargeCap Growth Fund I
(a)
63,844 1,492
MidCap Value Fund I
(a)
42,266 769
Origin Emerging Markets Fund
(a)
46,227 610
Real Estate Securities Fund
(a)
11,422 358
SmallCap Growth Fund I
(a)
18,392 358
SmallCap Value Fund II
(a)
27,915 388
$ 8,888
Principal Funds, Inc. Institutional Class - 42 .52%
Equity Income Fund
(a)
35,817 1,399
High Income Fund
(a)
19,370 183
LargeCap S&P 500 Index Fund
(a)
57,108 1,426
LargeCap Value Fund III
(a)
72,413 1,438
MidCap Growth Fund III
(a)
43,730 743
Overseas Fund
(a)
123,730 1,383
$ 6,572
TOTAL INVESTMENT COMPANIES $ 15,460
Total Investments $ 15,460
Other Assets and Liabilities -  (0.03)% (4)
TOTAL NET ASSETS - 100.00% $ 15,456
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .21%
Fixed Income Funds 19 .70%
International Equity Funds 16 .12%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,126 $ 359 $ 160 $ 1,554
Core Fixed Income Fund 436 252 118 556
Diversified International Fund 1,737 668 188 2,306
Equity Income Fund 941 495 144 1,399
High Income Fund 121 91 29 183
International Small Company Fund 382 137 56 497
LargeCap Growth Fund I 1,157 359 202 1,492
LargeCap S&P 500 Index Fund 1,129 355 242 1,426
LargeCap Value Fund III 955 461 142 1,438
MidCap Growth Fund III 615 250 191 743
MidCap Value Fund I 452 302 99 769
Origin Emerging Markets Fund 486 225 71 610
Overseas Fund 1,134 374 236 1,383
Real Estate Securities Fund 229 117 43 358
SmallCap Growth Fund I 340 103 107 358
SmallCap Value Fund II 234 133 41 388
$ 11,474 $ 4,681 $ 2,069 $ 15,460
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ — $ — $ 229
Core Fixed Income Fund 9 — — (14)
Diversified International Fund — — — 89
Equity Income Fund 15 1 — 106
High Income Fund 6 — — —
International Small Company Fund — — — 34
LargeCap Growth Fund I — 2 — 176
LargeCap S&P 500 Index Fund — 2 — 182
LargeCap Value Fund III — 1 — 163
MidCap Growth Fund III — 11 — 58
MidCap Value Fund I — 1 — 113
Origin Emerging Markets Fund — — — (30)
Overseas Fund — — — 111
Real Estate Securities Fund 5 — — 55
SmallCap Growth Fund I — 13 — 9
SmallCap Value Fund II — — — 62
$ 35 $ 31 $ — $ 1,343
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .24%
Blue Chip Fund
(a)
21,710 $ 898
Core Fixed Income Fund
(a)
1,211,268 12,125
Diversified International Fund
(a)
77,945 1,226
Diversified Real Asset Fund
(a)
46,418 609
International Small Company Fund
(a)
20,577 266
LargeCap Growth Fund I
(a)
36,789 859
MidCap Fund
(a),(b)
9,846 405
MidCap Value Fund I
(a)
22,707 413
Origin Emerging Markets Fund
(a)
25,262 334
SmallCap Growth Fund I
(a)
10,479 204
SmallCap Value Fund II
(a)
15,949 222
$ 17,561
Principal Funds, Inc. Institutional Class - 42 .77%
Equity Income Fund
(a)
20,548 803
High Income Fund
(a)
248,475 2,341
Inflation Protection Fund
(a)
150,310 1,467
LargeCap S&P 500 Index Fund
(a)
21,640 540
LargeCap Value Fund III
(a)
41,602 826
Overseas Fund
(a)
68,567 766
Short-Term Income Fund
(a)
515,532 6,377
$ 13,120
TOTAL INVESTMENT COMPANIES $ 30,681
Total Investments $ 30,681
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 30,677
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76 .72%
Domestic Equity Funds 16 .85%
International Equity Funds 4 .46%
Specialty Funds 1 .98%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 859 $ 65 $ 168 $ 898
Core Fixed Income Fund 12,597 2,003 2,094 12,125
Diversified International Fund 1,159 122 115 1,226
Diversified Real Asset Fund 763 103 312 609
Equity Income Fund 686 134 89 803
High Income Fund 2,139 555 363 2,341
Inflation Protection Fund 1,388 268 235 1,467
International Small Company Fund 255 24 35 266
LargeCap Growth Fund I 844 65 163 859
LargeCap S&P 500 Index Fund 973 62 593 540
LargeCap Value Fund III 650 159 89 826
MidCap Fund 438 45 128 405
MidCap Value Fund I 353 47 61 413
Origin Emerging Markets Fund 309 81 41 334
Overseas Fund 773 63 144 766
Short-Term Income Fund 6,408 1,065 1,042 6,377
SmallCap Growth Fund I 266 17 97 204
SmallCap Value Fund II 170 33 22 222
$ 31,030 $ 4,911 $ 5,791 $ 30,681
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 36 $ — $ 106
Core Fixed Income Fund 208 (1) — (380)
Diversified International Fund — — — 60
Diversified Real Asset Fund 17 14 — 41
Equity Income Fund 9 2 — 70
High Income Fund 88 — — 10
Inflation Protection Fund — 1 — 45
International Small Company Fund — 2 — 20
LargeCap Growth Fund I — 1 — 112
LargeCap S&P 500 Index Fund — 202 — (104)
LargeCap Value Fund III — 3 — 103
MidCap Fund — 40 — 10
MidCap Value Fund I — 3 — 71
Origin Emerging Markets Fund — — — (15)
Overseas Fund — 9 — 65
Short-Term Income Fund 53 — — (54)
SmallCap Growth Fund I — 27 — (9)
SmallCap Value Fund II — — — 41
$ 375 $ 339 $ — $ 192
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .61 % Shares Held Value (000's)
Money Market Funds - 0 .61%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
988,342 $ 988
TOTAL INVESTMENT COMPANIES $ 988
COMMON STOCKS - 99 .06 % Shares Held Value (000's)
Entertainment - 1 .40%
Marriott Vacations Worldwide Corp 14,530 $ 2,286
Home Builders - 0 .92%
DR Horton Inc 17,755 1,491
Lodging - 1 .15%
Choice Hotels International Inc 4,115 520
Travel + Leisure Co 24,891 1,358
$ 1,878
REITs - 95 .59%
Agree Realty Corp 31,858 2,110
Alexandria Real Estate Equities Inc 30,429 5,814
American Assets Trust Inc 35,366 1,323
American Homes 4 Rent 164,624 6,275
American Tower Corp 19,005 5,044
Apartment Income REIT Corp 70,210 3,427
Apple Hospitality REIT Inc 100,740 1,585
AvalonBay Communities Inc 39,180 8,684
Brandywine Realty Trust 46,635 626
Broadstone Net Lease Inc 99,959 2,480
CoreSite Realty Corp 14,723 2,040
Cousins Properties Inc 81,059 3,023
CubeSmart 58,285 2,824
CyrusOne Inc 11,315 876
DiamondRock Hospitality Co
(b)
64,855 613
Digital Realty Trust Inc 10,188 1,472
Equinix Inc 13,496 10,664
Equity LifeStyle Properties Inc 42,952 3,355
Essex Property Trust Inc 23,041 7,367
Extra Space Storage Inc 35,975 6,043
First Industrial Realty Trust Inc 65,768 3,425
Healthcare Realty Trust Inc 78,175 2,328
Healthcare Trust of America Inc 103,712 3,076
Invitation Homes Inc 233,760 8,960
Kilroy Realty Corp 50,142 3,320
Medical Properties Trust Inc 142,128 2,852
MGM Growth Properties LLC 48,084 1,842
Park Hotels & Resorts Inc
(b)
57,305 1,097
Prologis Inc 85,405 10,712
PS Business Parks Inc 15,686 2,459
Public Storage 7,184 2,134
Regency Centers Corp 42,790 2,881
Rexford Industrial Realty Inc 49,083 2,785
Sabra Health Care REIT Inc 150,537 2,216
Saul Centers Inc 15,747 694
Simon Property Group Inc 15,566 2,023
STORE Capital Corp 100,203 3,209
Sun Communities Inc 36,606 6,776
Terreno Realty Corp 42,110 2,663
Ventas Inc 114,431 6,318
VICI Properties Inc 128,134 3,640
Welltower Inc 40,391 3,328
Weyerhaeuser Co 37,934 1,349
$ 155,732
TOTAL COMMON STOCKS $ 161,387
Total Investments $ 162,375
Other Assets and Liabilities -  0.33% 543
TOTAL NET ASSETS - 100.00% $ 162,918
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 95 .59%
Consumer, Cyclical 3 .47%
Money Market Funds 0 .61%
Other Assets and Liabilities
0 .33%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 59 $ 15,245 $ 14,316 $ 988
$ 59 $ 15,245 $ 14,316 $ 988
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .38%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,733,408 $ 2,733
Principal Exchange-Traded Funds - 21 .07%
Principal Investment Grade Corporate Active
ETF
(a)
382,000 10,150
Principal U.S. Mega-Cap ETF
(a)
1,938,807 78,179
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,425,600 64,893
$ 153,222
Principal Funds, Inc. Class R-6 - 54 .94%
Blue Chip Fund
(a)
1,929,566 79,845
Core Fixed Income Fund
(a)
7,190,983 71,982
Diversified International Fund
(a)
1,285,184 20,216
Diversified Real Asset Fund
(a)
2,889,858 37,886
Edge MidCap Fund
(a)
931,616 16,676
Global Real Estate Securities Fund
(a)
2,678,221 29,755
High Yield Fund
(a)
2,238,784 16,388
International Small Company Fund
(a)
803,199 10,369
LargeCap Growth Fund I
(a)
1,431,413 33,438
Origin Emerging Markets Fund
(a)
3,797,116 50,122
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,127,197 32,867
$ 399,544
Principal Funds, Inc. Institutional Class - 12 .70%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,270,589 23,523
LargeCap Value Fund III
(a)
1,899,404 37,722
Overseas Fund
(a)
640,838 7,165
Short-Term Income Fund
(a)
1,938,991 23,985
$ 92,395
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .93%
Equity Income Account
(a)
1,924,009 59,875
Government & High Quality Bond Account
(a)
2,051,578 19,613
$ 79,488
TOTAL INVESTMENT COMPANIES $ 727,382
Total Investments $ 727,382
Other Assets and Liabilities -  (0.02)% (175)
TOTAL NET ASSETS - 100.00% $ 727,207
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50 .96%
Fixed Income Funds 30 .08%
International Equity Funds 13 .39%
Specialty Funds 5 .21%
Money Market Funds 0 .38%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 70,225 $ 6,598 $ 10,114 $ 79,845
Core Fixed Income Fund 84,871 3,291 13,621 71,982
Diversified International Fund 64,787 1,131 49,301 20,216
Diversified Real Asset Fund 9,845 29,540 3,167 37,886
Edge MidCap Fund 34,948 708 22,669 16,676
Equity Income Account 107,769 3,199 61,173 59,875
Finisterre Emerging Markets Total Return Bond Fund — 23,843 — 23,523
Global Diversified Income Fund 6,937 92 7,110 —
Global Real Estate Securities Fund 26,032 1,753 1,359 29,755
Government & High Quality Bond Account 34,073 981 14,843 19,613
High Yield Fund 15,572 1,541 905 16,388
Inflation Protection Fund 10,838 82 10,798 —
International Small Company Fund 8,395 4,269 3,169 10,369
LargeCap Growth Fund I — 30,590 — 33,438
LargeCap Value Fund III — 36,990 — 37,722
Origin Emerging Markets Fund 29,074 24,693 906 50,122
Overseas Fund — 7,130 — 7,165
Principal Active Global Dividend Income ETF 9,190 — 9,316 —
Principal Government Money Market Fund - Institutional Class 0.00% 935 35,993 34,195 2,733
Principal Investment Grade Corporate Active ETF — 10,038 — 10,150
Principal U.S. Mega-Cap ETF 73,605 — 4,902 78,179
Principal U.S. Small-Cap Multi-Factor ETF 35,683 19,405 — 64,893
Short-Term Income Fund 43,322 443 19,445 23,985
Spectrum Preferred and Capital Securities Income Fund 36,446 2,297 5,973 32,867
$ 702,547 $ 244,607 $ 272,966 $ 727,382
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1,035 $ — $ 12,101
Core Fixed Income Fund 1,290 (110) — (2,449)
Diversified International Fund — 12,286 — (8,687)
Diversified Real Asset Fund 1,070 136 — 1,532
Edge MidCap Fund — 6,087 — (2,398)
Equity Income Account 1,216 29,601 35 (19,521)
Finisterre Emerging Markets Total Return Bond Fund 311 — — (320)
Global Diversified Income Fund 64 581 — (500)
Global Real Estate Securities Fund — 41 — 3,288
Government & High Quality Bond Account 450 72 — (670)
High Yield Fund 616 — — 180
Inflation Protection Fund — 922 — (1,044)
International Small Company Fund — 313 — 561
LargeCap Growth Fund I — — — 2,848
LargeCap Value Fund III — — — 732
Origin Emerging Markets Fund — (9) — (2,730)
Overseas Fund — — — 35
Principal Active Global Dividend Income ETF — 2,042 — (1,916)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 115 — — 112
Principal U.S. Mega-Cap ETF 635 1,015 — 8,461
Principal U.S. Small-Cap Multi-Factor ETF 310 — — 9,805
Short-Term Income Fund 266 331 — (666)
Spectrum Preferred and Capital Securities Income Fund 1,057 66 — 31
$ 7,400 $ 54,409 $ 35 $ (1,215)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .49%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
972,870 $ 973
Principal Exchange-Traded Funds - 15 .96%
Principal Investment Grade Corporate Active
ETF
(a)
178,000 4,730
Principal U.S. Mega-Cap ETF
(a)
376,230 15,171
Principal U.S. Small-Cap Multi-Factor ETF
(a)
262,200 11,935
$ 31,836
Principal Funds, Inc. Class R-6 - 58 .47%
Blue Chip Fund
(a)
371,307 15,365
Core Fixed Income Fund
(a)
3,285,503 32,888
Diversified International Fund
(a)
132,519 2,084
Diversified Real Asset Fund
(a)
805,227 10,557
Edge MidCap Fund
(a)
172,001 3,079
Global Real Estate Securities Fund
(a)
902,167 10,023
High Yield Fund
(a)
1,088,869 7,970
International Small Company Fund
(a)
187,747 2,424
LargeCap Growth Fund I
(a)
284,049 6,635
Origin Emerging Markets Fund
(a)
707,730 9,342
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,550,042 16,291
$ 116,658
Principal Funds, Inc. Institutional Class - 15 .45%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,169,908 12,120
LargeCap Value Fund III
(a)
256,086 5,086
Overseas Fund
(a)
134,896 1,508
Short-Term Income Fund
(a)
980,103 12,124
$ 30,838
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .65%
Equity Income Account
(a)
328,281 10,216
Government & High Quality Bond Account
(a)
946,247 9,046
$ 19,262
TOTAL INVESTMENT COMPANIES $ 199,567
Total Investments $ 199,567
Other Assets and Liabilities -  (0.02)% (49)
TOTAL NET ASSETS - 100.00% $ 199,518
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48 .74%
Domestic Equity Funds 33 .83%
International Equity Funds 11 .67%
Specialty Funds 5 .29%
Money Market Funds 0 .49%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 13,273 $ 1,555 $ 1,968 $ 15,365
Core Fixed Income Fund 36,765 3,166 5,950 32,888
Diversified International Fund 12,225 630 11,474 2,084
Diversified Real Asset Fund 2,947 7,880 716 10,557
Edge MidCap Fund 6,338 510 4,459 3,079
Equity Income Account 21,471 1,847 15,175 10,216
Finisterre Emerging Markets Total Return Bond Fund — 12,290 — 12,120
Global Diversified Income Fund 3,339 30 3,405 —
Global Real Estate Securities Fund 8,971 612 717 10,023
Government & High Quality Bond Account 15,208 1,228 7,113 9,046
High Yield Fund 6,750 1,668 538 7,970
Inflation Protection Fund 3,207 56 3,228 —
International Small Company Fund 1,583 852 179 2,424
LargeCap Growth Fund I — 6,070 — 6,635
LargeCap Value Fund III — 5,000 30 5,086
Origin Emerging Markets Fund 5,075 5,150 358 9,342
Overseas Fund — 1,500 — 1,508
Principal Active Global Dividend Income ETF 1,582 — 1,602 —
Principal Government Money Market Fund - Institutional Class 0.00% 251 10,054 9,332 973
Principal Investment Grade Corporate Active ETF — 4,678 — 4,730
Principal U.S. Mega-Cap ETF 13,619 — 232 15,171
Principal U.S. Small-Cap Multi-Factor ETF 6,375 3,786 — 11,935
Short-Term Income Fund 19,865 1,148 8,730 12,124
Spectrum Preferred and Capital Securities Income Fund 15,685 1,616 1,075 16,291
$ 194,529 $ 71,326 $ 76,281 $ 199,567
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 117 $ — $ 2,388
Core Fixed Income Fund 591 (111) — (982)
Diversified International Fund — 3,021 — (2,318)
Diversified Real Asset Fund 298 22 — 424
Edge MidCap Fund — 1,209 — (519)
Equity Income Account 208 5,237 6 (3,164)
Finisterre Emerging Markets Total Return Bond Fund 160 — — (170)
Global Diversified Income Fund 30 106 — (70)
Global Real Estate Securities Fund — 31 — 1,126
Government & High Quality Bond Account 207 (105) — (172)
High Yield Fund 292 — — 90
Inflation Protection Fund — 312 — (347)
International Small Company Fund — 5 — 163
LargeCap Growth Fund I — — — 565
LargeCap Value Fund III — — — 116
Origin Emerging Markets Fund — (8) — (517)
Overseas Fund — — — 8
Principal Active Global Dividend Income ETF — 350 — (330)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 53 — — 52
Principal U.S. Mega-Cap ETF 120 20 — 1,764
Principal U.S. Small-Cap Multi-Factor ETF 57 — — 1,774
Short-Term Income Fund 128 122 — (281)
Spectrum Preferred and Capital Securities Income Fund 505 — — 65
$ 2,649 $ 10,328 $ 6 $ (335)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,099,923 $ 1,100
Principal Exchange-Traded Funds - 26 .45%
Principal Investment Grade Corporate Active
ETF
(a)
71,000 1,886
Principal U.S. Mega-Cap ETF
(a)
1,471,311 59,328
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,072,400 48,816
$ 110,030
Principal Funds, Inc. Class R-6 - 51 .86%
Blue Chip Fund
(a)
1,474,298 61,007
Core Fixed Income Fund
(a)
1,184,294 11,855
Diversified International Fund
(a)
1,008,536 15,864
Diversified Real Asset Fund
(a)
1,639,250 21,491
Edge MidCap Fund
(a)
770,715 13,796
Global Real Estate Securities Fund
(a)
1,306,664 14,517
High Yield Fund
(a)
289,659 2,120
International Small Company Fund
(a)
614,101 7,928
LargeCap Growth Fund I
(a)
1,048,946 24,503
Origin Emerging Markets Fund
(a)
2,843,766 37,538
Spectrum Preferred and Capital Securities Income
Fund
(a)
487,385 5,122
$ 215,741
Principal Funds, Inc. Institutional Class - 9 .30%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
395,770 4,100
LargeCap Value Fund III
(a)
1,331,215 26,438
Overseas Fund
(a)
541,956 6,059
Short-Term Income Fund
(a)
168,168 2,080
$ 38,677
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .16%
Equity Income Account
(a)
1,526,908 47,517
Government & High Quality Bond Account
(a)
322,278 3,081
$ 50,598
TOTAL INVESTMENT COMPANIES $ 416,146
Total Investments $ 416,146
Other Assets and Liabilities -  (0.03)% (122)
TOTAL NET ASSETS - 100.00% $ 416,024
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .64%
International Equity Funds 15 .88%
Fixed Income Funds 11 .08%
Specialty Funds 5 .17%
Money Market Funds 0 .26%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 51,403 $ 4,601 $ 4,784 $ 61,007
Core Fixed Income Fund 18,675 686 6,911 11,855
Diversified International Fund 49,312 1,340 37,534 15,864
Diversified Real Asset Fund 5,956 16,348 1,777 21,491
Edge MidCap Fund 26,819 1,261 17,136 13,796
Equity Income Account 73,667 4,233 37,265 47,517
Finisterre Emerging Markets Total Return Bond Fund — 4,156 — 4,100
Global Real Estate Securities Fund 11,374 2,600 987 14,517
Government & High Quality Bond Account 7,819 251 4,886 3,081
High Yield Fund 3,777 101 1,781 2,120
Inflation Protection Fund 5,877 — 5,811 —
International Small Company Fund 6,294 2,570 1,580 7,928
LargeCap Growth Fund I — 22,420 — 24,503
LargeCap Value Fund III — 25,930 — 26,438
Origin Emerging Markets Fund 19,783 20,510 592 37,538
Overseas Fund — 6,030 — 6,059
Principal Active Global Dividend Income ETF 6,010 — 6,094 —
Principal Government Money Market Fund - Institutional Class 0.00% 649 20,668 20,217 1,100
Principal Investment Grade Corporate Active ETF — 1,865 — 1,886
Principal U.S. Mega-Cap ETF 52,601 — 192 59,328
Principal U.S. Small-Cap Multi-Factor ETF 25,597 16,086 — 48,816
Short-Term Income Fund 9,958 135 7,944 2,080
Spectrum Preferred and Capital Securities Income Fund 8,731 464 4,066 5,122
$ 384,302 $ 152,255 $ 159,557 $ 416,146
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 310 $ — $ 9,477
Core Fixed Income Fund 236 (23) — (572)
Diversified International Fund — 9,179 — (6,433)
Diversified Real Asset Fund 608 46 — 918
Edge MidCap Fund — 3,658 — (806)
Equity Income Account 963 6,391 28 491
Finisterre Emerging Markets Total Return Bond Fund 54 — — (56)
Global Real Estate Securities Fund — 16 — 1,514
Government & High Quality Bond Account 71 79 — (182)
High Yield Fund 102 46 — (23)
Inflation Protection Fund — 5 — (71)
International Small Company Fund — 131 — 513
LargeCap Growth Fund I — — — 2,083
LargeCap Value Fund III — — — 508
Origin Emerging Markets Fund — (16) — (2,147)
Overseas Fund — — — 29
Principal Active Global Dividend Income ETF — 1,337 — (1,253)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 21 — — 21
Principal U.S. Mega-Cap ETF 468 17 — 6,902
Principal U.S. Small-Cap Multi-Factor ETF 230 — — 7,133
Short-Term Income Fund 45 155 — (224)
Spectrum Preferred and Capital Securities Income Fund 194 74 — (81)
$ 2,992 $ 21,405 $ 28 $ 17,741
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .46%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
867,818 $ 868
Principal Exchange-Traded Funds - 23 .68%
Principal Active High Yield ETF
(a)
576,116 12,061
Principal Investment Grade Corporate Active
ETF
(a)
724,298 19,244
Principal U.S. Mega-Cap ETF
(a)
205,407 8,283
Principal U.S. Small-Cap Multi-Factor ETF
(a)
120,000 5,462
$ 45,050
Principal Funds, Inc. Class R-6 - 50 .20%
Blue Chip Fund
(a)
261,930 10,839
Core Fixed Income Fund
(a)
3,220,974 32,242
Diversified International Fund
(a)
296,708 4,667
Diversified Real Asset Fund
(a)
1,010,271 13,245
Global Real Estate Securities Fund
(a)
1,043,912 11,598
High Yield Fund
(a)
310,547 2,273
Origin Emerging Markets Fund
(a)
194,053 2,562
Small-MidCap Dividend Income Fund
(a)
87,053 1,462
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,582,497 16,632
$ 95,520
Principal Funds, Inc. Institutional Class - 12 .50%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
574,542 5,952
LargeCap Value Fund III
(a)
162,376 3,225
Short-Term Income Fund
(a)
1,181,197 14,611
$ 23,788
Principal Variable Contracts Funds, Inc.  Class 1 - 13 .19%
Equity Income Account
(a)
176,490 5,492
Government & High Quality Bond Account
(a)
2,050,772 19,606
$ 25,098
TOTAL INVESTMENT COMPANIES $ 190,324
Total Investments $ 190,324
Other Assets and Liabilities -  (0.03)% (49)
TOTAL NET ASSETS - 100.00% $ 190,275
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 66 .89%
Domestic Equity Funds 18 .27%
International Equity Funds 7 .45%
Specialty Funds 6 .96%
Money Market Funds 0 .46%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 7,637 $ 2,190 $ 495 $ 10,839
Core Fixed Income Fund 19,176 17,321 3,756 32,242
Diversified International Fund 9,697 694 6,256 4,667
Diversified Real Asset Fund — 12,903 — 13,245
Edge MidCap Fund 2,368 59 2,657 —
Equity Income Account 15,609 1,640 13,216 5,492
Finisterre Emerging Markets Total Return Bond Fund — 6,035 — 5,952
Global Real Estate Securities Fund 6,226 5,557 1,156 11,598
Government & High Quality Bond Account 25,806 3,636 9,271 19,606
High Yield Fund 5,376 648 3,781 2,273
Inflation Protection Fund 11,519 451 11,838 —
LargeCap Value Fund III — 3,150 — 3,225
Origin Emerging Markets Fund — 2,770 — 2,562
Principal Active High Yield ETF 12,230 — 817 12,061
Principal Government Money Market Fund - Institutional Class 0.00% 559 3,739 3,430 868
Principal Investment Grade Corporate Active ETF 19,414 420 — 19,244
Principal U.S. Mega-Cap ETF 7,319 — — 8,283
Principal U.S. Small-Cap Multi-Factor ETF 3,785 714 — 5,462
Short-Term Income Fund 22,584 1,674 9,464 14,611
Small-MidCap Dividend Income Fund — 1,815 469 1,462
Spectrum Preferred and Capital Securities Income Fund 14,891 3,000 1,322 16,632
$ 184,196 $ 68,416 $ 67,928 $ 190,324
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (2) $ — $ 1,509
Core Fixed Income Fund 468 18 — (517)
Diversified International Fund — 1,102 — (570)
Diversified Real Asset Fund 373 — — 342
Edge MidCap Fund — 675 — (445)
Equity Income Account 110 6,498 3 (5,039)
Finisterre Emerging Markets Total Return Bond Fund 79 — — (83)
Global Real Estate Securities Fund — 40 — 931
Government & High Quality Bond Account 442 (172) — (393)
High Yield Fund 130 307 — (277)
Inflation Protection Fund — 921 — (1,053)
LargeCap Value Fund III — — — 75
Origin Emerging Markets Fund — — — (208)
Principal Active High Yield ETF 306 34 — 614
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 353 — — (590)
Principal U.S. Mega-Cap ETF 65 — — 964
Principal U.S. Small-Cap Multi-Factor ETF 28 — — 963
Short-Term Income Fund 147 102 — (285)
Small-MidCap Dividend Income Fund 6 22 — 94
Spectrum Preferred and Capital Securities Income Fund 495 (2) — 65
$ 3,002 $ 9,543 $ 3 $ (3,903)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,020,516 $ 1,021
Principal Exchange-Traded Funds - 24 .48%
Principal U.S. Mega-Cap ETF
(a)
1,161,000 46,815
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,118,100 50,896
$ 97,711
Principal Funds, Inc. Class R-6 - 52 .64%
Blue Chip Fund
(a)
1,398,143 57,855
Diversified International Fund
(a)
1,546,746 24,330
Diversified Real Asset Fund
(a)
1,589,489 20,838
Edge MidCap Fund
(a)
798,913 14,301
Global Real Estate Securities Fund
(a)
318,498 3,538
International Small Company Fund
(a)
767,228 9,905
LargeCap Growth Fund I
(a)
2,312,318 54,016
Origin Emerging Markets Fund
(a)
1,919,680 25,340
$ 210,123
Principal Funds, Inc. Institutional Class - 10 .84%
LargeCap Value Fund III
(a)
1,424,070 28,282
Overseas Fund
(a)
1,341,379 14,996
$ 43,278
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .81%
Equity Income Account
(a)
1,514,582 47,134
TOTAL INVESTMENT COMPANIES $ 399,267
Total Investments $ 399,267
Other Assets and Liabilities -  (0.03)% (121)
TOTAL NET ASSETS - 100.00% $ 399,146
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 74 .97%
International Equity Funds 13 .48%
Fixed Income Funds 6 .10%
Specialty Funds 5 .22%
Money Market Funds 0 .26%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 49,500 $ 1,740 $ 2,343 $ 57,855
Diversified International Fund 68,142 1,607 48,816 24,330
Diversified Real Asset Fund — 20,277 — 20,838
Edge MidCap Fund 28,530 2,142 19,396 14,301
Equity Income Account 65,724 4,620 28,888 47,134
Global Real Estate Securities Fund 3,321 690 881 3,538
International Small Company Fund 6,854 3,674 1,319 9,905
LargeCap Growth Fund I 30,989 18,112 1,025 54,016
LargeCap Value Fund III 16,752 9,621 732 28,282
Origin Emerging Markets Fund 18,290 8,945 734 25,340
Overseas Fund — 14,930 — 14,996
Principal Government Money Market Fund - Institutional Class 0.00% 480 18,500 17,959 1,021
Principal U.S. Mega-Cap ETF 39,585 1,928 — 46,815
Principal U.S. Small-Cap Multi-Factor ETF 27,296 16,462 — 50,896
$ 355,463 $ 123,248 $ 122,093 $ 399,267
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 88 $ — $ 8,870
Diversified International Fund — 10,772 — (7,375)
Diversified Real Asset Fund 587 — — 561
Edge MidCap Fund — 3,862 — (837)
Equity Income Account 955 4,434 28 1,244
Global Real Estate Securities Fund — 117 — 291
International Small Company Fund — 91 — 605
LargeCap Growth Fund I — (10) — 5,950
LargeCap Value Fund III — 1 — 2,640
Origin Emerging Markets Fund — (15) — (1,146)
Overseas Fund — — — 66
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 361 — — 5,302
Principal U.S. Small-Cap Multi-Factor ETF 233 — — 7,138
$ 2,136 $ 19,340 $ 28 $ 23,309
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .79 % Shares Held Value (000's)
Money Market Funds - 3 .79%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
299,970 $ 300
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
5,264,336 5,264
$ 5,564
TOTAL INVESTMENT COMPANIES $ 5,564
BONDS - 93 .40%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 265
Agriculture - 0 .59%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 101
4.35%, 03/15/2024 250 270
Cargill Inc
0.75%, 02/02/2026
(e)
300 295
1.38%, 07/23/2023
(e)
200 204
$ 870
Airlines - 0 .42%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
253 282
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 93 95
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
229 245
$ 622
Automobile Asset Backed Securities - 7 .85%
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 38 38
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 161 162
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 69 69
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 218 218
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 335 336
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 266 266
CarMax Auto Owner Trust 2021-2
0.27%, 06/17/2024 200 200
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
82 82
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
111 111
0.61%, 02/18/2025
(e)
125 125
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(e)
214 214
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(e)
265 265
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
500 505
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
400 421
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
300 319
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
250 259
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
750 747
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
250 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 $ 157 $ 157
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
70 70
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
750 804
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 99 99
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 127 127
0.32%, 09/16/2024 250 250
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 845 846
Santander Drive Auto Receivables Trust 2021-3
0.29%, 05/15/2024 250 250
0.33%, 03/17/2025 250 250
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
250 262
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
200 203
Toyota Auto Loan Extended Note Trust 2021-1
1.07%, 02/27/2034
(e)
500 499
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
928 929
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
358 358
0.64%, 03/16/2026
(e)
250 250
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(e)
1,000 1,000
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024 505 505
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 86 86
$ 11,533
Automobile Manufacturers - 0 .27%
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 403
Banks - 18 .75%
Bank of America Corp
0.98%, 09/25/2025
(f)
500 501
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(f)
400 397
Secured Overnight Financing Rate + 1.01%
1.29%, 01/20/2023 350 351
3 Month USD LIBOR + 1.16%
1.32%, 06/19/2026
(f)
600 600
Secured Overnight Financing Rate + 1.15%
2.50%, 10/21/2022 500 501
3.00%, 12/20/2023
(f)
430 443
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 820
Bank of Montreal
0.95%, 01/22/2027
(f)
300 295
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
1.18%, 10/30/2023 500 505
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 250 260
BNP Paribas SA
3.50%, 03/01/2023
(e)
250 261
Capital One NA
1.28%, 01/30/2023 600 602
3 Month USD LIBOR + 1.15%

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
0.78%, 10/30/2024
(f)
$ 400 $ 402
Secured Overnight Financing Rate + 0.69%
1.09%, 04/25/2022 200 201
3 Month USD LIBOR + 0.96%
1.12%, 01/28/2027
(f)
400 394
Secured Overnight Financing Rate + 0.77%
1.55%, 09/01/2023 500 506
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 250 262
4.00%, 08/05/2024 274 297
4.04%, 06/01/2024
(f)
250 264
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 250 250
Credit Suisse Group AG
4.21%, 06/12/2024
(e),(f)
500 528
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 175
Fifth Third Bancorp
2.60%, 06/15/2022 800 811
3.65%, 01/25/2024 200 213
4.30%, 01/16/2024 400 430
First Republic Bank/CA
1.91%, 02/12/2024
(f)
250 255
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
0.48%, 01/27/2023 300 300
0.59%, 11/17/2023 500 502
Secured Overnight Financing Rate + 0.54%
0.84%, 12/09/2026 300 301
Secured Overnight Financing Rate + 0.79%
3.20%, 02/23/2023 300 311
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
200 209
Secured Overnight Financing Rate + 1.40%
ING Groep NV
3.15%, 03/29/2022 450 456
JPMorgan Chase & Co
1.03%, 04/25/2023 1,000 1,007
3 Month USD LIBOR + 0.90%
1.04%, 02/04/2027
(f)
200 196
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
400 394
Secured Overnight Financing Rate + 0.80%
1.36%, 10/24/2023 500 506
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
300 305
Secured Overnight Financing Rate + 1.46%
Morgan Stanley
0.53%, 01/25/2024
(f)
250 250
Secured Overnight Financing Rate + 0.46%
0.75%, 01/20/2023 368 369
Secured Overnight Financing Rate + 0.70%
1.53%, 10/24/2023 1,400 1,419
3 Month USD LIBOR + 1.40%
1.59%, 05/04/2027
(f)
250 251
Secured Overnight Financing Rate + 0.88%
4.10%, 05/22/2023 300 317
MUFG Union Bank NA
2.10%, 12/09/2022 250 255
NatWest Group PLC
4.27%, 03/22/2025
(f)
250 270
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(e)
200 200
1.60%, 09/29/2026
(e)
750 750
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Bank NA
2.70%, 11/01/2022 $ 600 $ 614
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 150 162
Royal Bank of Canada
0.88%, 01/20/2026 300 295
Societe Generale SA
2.63%, 01/22/2025
(e)
300 311
State Street Corp
2.35%, 11/01/2025
(f)
200 209
Secured Overnight Financing Rate + 0.94%
3.10%, 05/15/2023 688 719
Toronto-Dominion Bank/The
0.30%, 06/02/2023 300 300
0.75%, 01/06/2026
(g)
300 295
Truist Bank
2.45%, 08/01/2022 700 712
2.63%, 01/15/2022 600 603
Truist Financial Corp
1.27%, 03/02/2027
(f)
175 174
Secured Overnight Financing Rate + 0.61%
UBS AG/London
1.75%, 04/21/2022
(e)
250 252
UBS Group AG
1.01%, 07/30/2024
(e),(f)
250 252
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
300 306
US Bancorp
3.60%, 09/11/2024 600 650
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 250 255
2.65%, 05/23/2022 300 304
Wells Fargo & Co
1.65%, 06/02/2024
(f)
400 408
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
200 206
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
400 413
Secured Overnight Financing Rate + 2.00%
3.07%, 01/24/2023 1,000 1,009
$ 27,541
Beverages - 0 .57%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 300 329
Diageo Capital PLC
1.38%, 09/29/2025 200 203
Keurig Dr Pepper Inc
0.75%, 03/15/2024 300 300
$ 832
Biotechnology - 1 .55%
Amgen Inc
2.65%, 05/11/2022 400 405
Biogen Inc
3.63%, 09/15/2022 359 370
Gilead Sciences Inc
0.75%, 09/29/2023 1,500 1,500
$ 2,275
Building Materials - 0 .23%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 335
Chemicals - 0 .81%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 213
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
200 209

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
DuPont de Nemours Inc
4.21%, 11/15/2023 $ 250 $ 269
Westlake Chemical Corp
3.60%, 07/15/2022 200 203
3.60%, 08/15/2026 268 294
$ 1,188
Commercial Mortgage Backed Securities - 6 .92%
BX Commercial Mortgage Trust 2021-SOAR
0.75%, 06/15/2038
(e)
300 300
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
0.74%, 05/15/2038
(e)
200 200
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
0.79%, 09/15/2036
(e)
1,000 1,001
1.00 x 1 Month USD LIBOR + 0.70%
Cold Storage Trust 2020-ICE5
0.98%, 11/15/2037
(e)
590 591
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.44%, 12/25/2025 295 293
0.52%, 06/25/2025 236 234
0.52%, 11/25/2026 297 294
0.53%, 01/25/2025 193 192
0.57%, 05/25/2026 107 106
0.68%, 06/25/2026 2,992 2,971
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(h)
463 461
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(h)
149 147
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(h)
299 297
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(h)
240 238
Ginnie Mae
0.20%, 02/16/2055
(h),(i)
2,911 14
0.22%, 10/16/2054
(h),(i)
1,911 31
0.35%, 01/16/2054
(h),(i)
1,724 20
0.35%, 09/16/2055
(h),(i)
1,371 22
0.51%, 01/16/2055
(h),(i)
3,465 46
0.89%, 06/16/2045
(h),(i)
496 13
1.26%, 12/16/2036
(h),(i)
340 8
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 121 122
MHC Commercial Mortgage Trust 2021-MHC
0.88%, 04/15/2038
(e)
700 701
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
0.93%, 05/15/2023
(e)
400 400
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
0.78%, 07/15/2038
(e)
200 200
1.00 x 1 Month USD LIBOR + 0.70%
OPG Trust 2021-PORT
0.00%, 10/15/2036
(d),(e),(j)
1,000 992
1.00 x 1 Month USD LIBOR + 0.48%
TPGI Trust 2021-DGWD
0.78%, 06/15/2026
(e)
275 275
1.00 x 1 Month USD LIBOR + 0.70%
$ 10,169
Commercial Services - 0 .28%
PayPal Holdings Inc
1.35%, 06/01/2023 400 407
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1 .29%
Apple Inc
0.70%, 02/08/2026 $ 300 $ 297
1.13%, 05/11/2025 900 907
3.25%, 02/23/2026 139 151
Dell International LLC / EMC Corp
5.45%, 06/15/2023 200 214
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 321
$ 1,890
Consumer Products - 0 .32%
Avery Dennison Corp
0.85%, 08/15/2024 475 475
Diversified Financial Services - 0 .59%
American Express Co
2.75%, 05/20/2022 200 203
3.70%, 11/05/2021 150 150
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
250 251
Secured Overnight Financing Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 242 259
$ 863
Electric - 6 .85%
AES Corp/The
1.38%, 01/15/2026 400 395
Alabama Power Co
2.45%, 03/30/2022 250 252
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
150 148
3.75%, 06/15/2023
(e)
900 944
American Electric Power Co Inc
0.61%, 11/01/2023 300 300
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 250 250
4.25%, 11/30/2023 750 801
Dominion Energy Inc
0.65%, 09/15/2023 350 350
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(h)
200 211
DTE Energy Co
1.05%, 06/01/2025 100 99
2.25%, 11/01/2022 250 255
2.53%, 10/01/2024 300 313
Duke Energy Corp
0.90%, 09/15/2025 250 248
Entergy Louisiana LLC
0.62%, 11/17/2023 300 300
0.95%, 10/01/2024
(j)
500 500
Evergy Inc
2.45%, 09/15/2024 200 209
Exelon Corp
3.50%, 06/01/2022 500 509
Florida Power & Light Co
0.30%, 05/10/2023 200 200
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 413 443
NextEra Energy Capital Holdings Inc
0.40%, 02/22/2023 200 200
3 Month USD LIBOR + 0.27%
2.90%, 04/01/2022 150 152
3.15%, 04/01/2024 150 159
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 393
2.88%, 06/15/2024 100 105
San Diego Gas & Electric Co
1.91%, 02/01/2022 14 15

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
1.85%, 02/01/2022 $ 30 $ 30
Southwestern Electric Power Co
1.65%, 03/15/2026 400 403
Tucson Electric Power Co
3.05%, 03/15/2025 100 106
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
500 527
WEC Energy Group Inc
0.55%, 09/15/2023 750 750
Xcel Energy Inc
0.50%, 10/15/2023 500 501
$ 10,068
Electrical Components & Equipment - 0 .20%
Emerson Electric Co
0.88%, 10/15/2026 300 295
Electronics - 0 .41%
Honeywell International Inc
1.85%, 11/01/2021 400 400
2.15%, 08/08/2022 200 203
$ 603
Environmental Control - 0 .21%
Republic Services Inc
2.50%, 08/15/2024 100 105
Waste Management Inc
0.75%, 11/15/2025 200 197
$ 302
Food - 1 .25%
Mars Inc
0.88%, 07/16/2026
(e)
500 490
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
850 847
0.61%, 09/14/2024
(e)
500 500
$ 1,837
Forest Products & Paper - 0 .28%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
400 409
Gas - 0 .27%
NiSource Inc
0.95%, 08/15/2025 400 395
Healthcare - Products - 0 .34%
PerkinElmer Inc
0.55%, 09/15/2023 500 500
Healthcare - Services - 1 .21%
Centene Corp
4.25%, 12/15/2027 500 523
HCA Inc
5.25%, 06/15/2026 662 760
Humana Inc
0.65%, 08/03/2023 500 500
$ 1,783
Home Builders - 0 .14%
DR Horton Inc
2.50%, 10/15/2024 200 210
Home Furnishings - 0 .32%
Panasonic Corp
2.54%, 07/19/2022
(e)
200 203
2.68%, 07/19/2024
(e)
250 262
$ 465
Insurance - 4 .65%
Allstate Corp/The
0.76%, 03/29/2023 250 252
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 150 157
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
750 810
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
$ 500 $ 494
1.10%, 06/23/2025
(e)
550 551
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
500 504
2.75%, 06/22/2024
(e)
500 527
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e)
300 299
0.90%, 06/08/2023
(e)
350 353
3.60%, 01/11/2024
(e)
600 640
New York Life Global Funding
0.64%, 06/10/2022
(e)
1,000 1,004
3 Month USD LIBOR + 0.52%
2.00%, 01/22/2025
(e)
200 207
2.30%, 06/10/2022
(e)
238 241
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
500 491
Prudential Financial Inc
1.50%, 03/10/2026 300 305
$ 6,835
Internet - 0 .34%
eBay Inc
1.40%, 05/10/2026 500 502
Iron & Steel - 0 .17%
Nucor Corp
2.00%, 06/01/2025 250 257
Lodging - 0 .07%
Hyatt Hotels Corp
1.30%, 10/01/2023
(j)
100 100
Machinery - Construction & Mining - 0 .38%
Caterpillar Financial Services Corp
0.90%, 03/02/2026 250 248
2.55%, 11/29/2022 300 308
$ 556
Machinery - Diversified - 0 .48%
John Deere Capital Corp
0.70%, 01/15/2026 300 296
1.20%, 04/06/2023 150 152
Otis Worldwide Corp
0.59%, 04/05/2023 250 250
3 Month USD LIBOR + 0.45%
$ 698
Media - 1 .33%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 328
Discovery Communications LLC
4.90%, 03/11/2026 502 571
Sky Ltd
3.13%, 11/26/2022
(e)
130 134
ViacomCBS Inc
4.75%, 05/15/2025 450 505
Walt Disney Co/The
1.75%, 01/13/2026 400 410
$ 1,948
Mining - 0 .48%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
400 452
Glencore Funding LLC
1.63%, 09/01/2025
(e)
250 251
$ 703
Miscellaneous Manufacturers - 0 .21%
Siemens Financieringsmaatschappij NV
0.48%, 03/11/2024
(e)
300 303
Secured Overnight Financing Rate + 0.43%

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3 .20%
CHL Mortgage Pass-Through Trust 2003-46
2.38%, 01/19/2034
(h)
$ 11 $ 11
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(h)
2 2
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(h)
26 26
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(h)
140 143
JP Morgan Mortgage Trust 2004-A3
2.12%, 07/25/2034
(h)
10 10
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 20
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(h)
17 17
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(h)
458 464
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(h)
204 207
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(e),(h)
485 494
PHH Mortgage Trust Series 2008-CIM1
2.34%, 06/25/2038 33 33
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(h)
2 2
PSMC 2021-3 Trust
2.50%, 08/25/2051
(e),(h)
1,000 1,016
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(h)
6 5
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(h)
2 2
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(h)
6 6
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(h)
232 238
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(h)
480 490
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(e),(h)
685 700
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(h)
51 51
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(h)
106 107
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(h)
43 43
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(h)
371 378
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(h)
144 146
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(h)
90 92
$ 4,704
Oil & Gas - 2 .19%
BP Capital Markets PLC
3.81%, 02/10/2024 500 537
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron USA Inc
0.43%, 08/11/2023 $ 300 $ 301
0.69%, 08/12/2025 400 396
Cimarex Energy Co
4.38%, 06/01/2024 250 270
Exxon Mobil Corp
1.57%, 04/15/2023 150 153
2.99%, 03/19/2025 200 213
Marathon Petroleum Corp
4.50%, 05/01/2023 200 211
Phillips 66
0.74%, 02/15/2024 250 250
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 150 163
Shell International Finance BV
2.38%, 08/21/2022 300 306
Suncor Energy Inc
2.80%, 05/15/2023 300 310
3.10%, 05/15/2025 100 107
$ 3,217
Oil & Gas Services - 0 .28%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 190 195
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
200 214
$ 409
Other Asset Backed Securities - 8 .64%
Bardot CLO Ltd
0.00%, 10/22/2032
(d),(e),(j)
500 500
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
98 99
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
144 146
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
227 227
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
593 592
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
497 500
Drug Royalty III LP 1
4.27%, 10/15/2031
(e)
124 127
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
250 250
HPEFS Equipment Trust 2021-1
0.27%, 03/20/2031
(e)
475 475
KKR Lending Partners III Clo LLC
1.47%, 10/20/2030
(e)
400 400
1.00 x 3 Month USD LIBOR + 1.38%
1.64%, 10/20/2030
(e)
400 400
1.00 x 3 Month USD LIBOR + 1.55%
Marathon CLO XIII Ltd
1.45%, 04/15/2032
(e)
500 500
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
389 391
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
352 352
MMAF Equipment Finance LLC 2021-A
0.30%, 04/15/2024
(e)
400 400
MVW 2021-1W LLC
1.14%, 01/22/2041
(e)
92 92
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
72 73

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
$ 153 $ 158
Oaktree CLO 2019-4 Ltd
0.00%, 10/20/2032
(d),(e),(j)
1,000 1,000
1.00 x 3 Month USD LIBOR + 1.12%
PFS Financing Corp
0.71%, 04/15/2026
(e)
250 249
0.93%, 08/15/2024
(e)
500 503
0.97%, 02/15/2026
(e)
350 352
2.23%, 10/15/2024
(e)
750 765
2.86%, 04/15/2024
(e)
250 253
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(e)
600 597
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 73 73
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 224 226
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 345 348
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 500 505
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 300 304
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 500 501
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 500 501
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
24 24
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
85 86
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(e)
375 375
Voya 2012-4 Ltd
1.09%, 10/15/2030
(e)
250 250
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
95 99
$ 12,693
Packaging & Containers - 0 .34%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
300 298
1.51%, 04/15/2026
(e)
200 200
$ 498
Pharmaceuticals - 2 .61%
AbbVie Inc
2.15%, 11/19/2021 600 601
AstraZeneca PLC
0.70%, 04/08/2026 500 490
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
200 213
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 300
0.75%, 11/13/2025 300 297
2.90%, 07/26/2024 150 159
Cigna Corp
0.61%, 03/15/2024 150 150
1.25%, 03/15/2026 300 299
CVS Health Corp
2.63%, 08/15/2024 250 263
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 501
Novartis Capital Corp
1.75%, 02/14/2025 300 308
Pfizer Inc
2.80%, 03/11/2022 250 253
$ 3,834
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2 .00%
Buckeye Partners LP
4.15%, 07/01/2023 $ 400 $ 412
Enterprise Products Operating LLC
3.50%, 02/01/2022 400 404
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
250 255
Kinder Morgan Inc
1.41%, 01/15/2023 500 507
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 825 883
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
200 207
TransCanada PipeLines Ltd
2.33%, 05/15/2067 305 266
3 Month USD LIBOR + 2.21%
$ 2,934
REITs - 2 .69%
American Tower Corp
2.40%, 03/15/2025 200 208
American Tower Trust #1
3.07%, 03/15/2048
(e)
1,225 1,226
Crown Castle International Corp
1.35%, 07/15/2025 250 251
CubeSmart LP
4.00%, 11/15/2025 65 71
4.38%, 12/15/2023 292 313
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 293
4.95%, 04/01/2024 250 272
Public Storage
0.88%, 02/15/2026 250 247
SBA Tower Trust
1.63%, 05/15/2051
(e)
500 499
1.88%, 07/15/2050
(e)
125 126
2.84%, 01/15/2050
(e)
225 233
Ventas Realty LP
3.50%, 04/15/2024 198 211
$ 3,950
Semiconductors - 0 .78%
Broadcom Inc
3.14%, 11/15/2035
(e)
200 199
Microchip Technology Inc
4.33%, 06/01/2023 200 211
Micron Technology Inc
2.50%, 04/24/2023 300 309
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
200 213
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
200 209
$ 1,141
Software - 1 .24%
Fidelity National Information Services Inc
0.38%, 03/01/2023 525 525
Intuit Inc
0.65%, 07/15/2023 200 201
Oracle Corp
1.65%, 03/25/2026 300 304
Roper Technologies Inc
1.00%, 09/15/2025 300 298
VMware Inc
0.60%, 08/15/2023 500 501
$ 1,829
Student Loan Asset Backed Securities - 6 .27%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
112 115

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
$ 137 $ 141
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
223 228
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
104 105
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
401 398
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(e)
500 499
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
224 224
Keycorp Student Loan Trust 2000-b
0.44%, 07/25/2029 120 120
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.66%, 01/25/2037 296 296
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
22 22
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
52 53
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
152 155
Navient Private Education Refi Loan Trust
2020-A
0.43%, 11/15/2068
(e)
13 13
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
232 235
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
237 238
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
272 274
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
192 193
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
182 181
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
373 372
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(e)
205 206
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(e)
491 489
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(e)
500 499
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(e)
920 919
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(e)
300 299
SLM Private Credit Student Loan Trust 2004-A
0.52%, 06/15/2033 71 70
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.45%, 03/15/2024 137 137
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.41%, 06/15/2039 507 498
1.00 x 3 Month USD LIBOR + 0.29%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-B
0.32%, 12/15/2039 $ 202 $ 197
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2020-A
0.38%, 03/15/2027
(e)
19 19
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2021-A
0.58%, 01/15/2053
(e)
59 59
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
263 259
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(e)
596 595
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(e)
1,100 1,100
$ 9,208
Telecommunications - 2 .67%
AT&T Inc
1.01%, 02/15/2023 250 252
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 600 607
Crown Castle Towers LLC
3.66%, 05/15/2045
(e)
100 105
4.24%, 07/15/2048
(e)
290 324
NTT Finance Corp
0.37%, 03/03/2023
(e)
200 200
0.58%, 03/01/2024
(e)
400 400
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(e)
1,078 1,152
5.15%, 03/20/2028
(e)
500 571
Verizon Communications Inc
0.84%, 03/20/2026 300 305
Secured Overnight Financing Rate + 0.79%
$ 3,916
Transportation - 0 .14%
Ryder System Inc
3.75%, 06/09/2023 200 211
Trucking & Leasing - 0 .14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
200 213
TOTAL BONDS $ 137,194
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5 .15%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
2.34%, 09/01/2035 $ 6 $ 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .03%
1.73%, 04/01/2033 12 12
1.00 x 6 Month USD LIBOR + 1.51%
1.87%, 08/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.63%
1.88%, 07/01/2034 7 7
1.00 x 12 Month USD LIBOR + 1.63%
2.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 4 4
1.00 x 12 Month USD LIBOR + 1.75%
2.18%, 02/01/2037 12 12
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.09%
2.21%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
2.41%, 11/01/2032 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%

Schedule of Investments
Short-Term Income Account
September 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
8.00%, 05/01/2027 $ 2 $ 2
$ 48
U.S. Treasury - 4 .03%
0.13%, 01/31/2023 1,300 1,299
0.13%, 10/15/2023 250 249
0.25%, 03/15/2024 1,400 1,395
1.13%, 02/28/2022 600 602
1.25%, 08/31/2024 500 511
1.75%, 11/30/2021 600 602
2.75%, 07/31/2023 1,200 1,255
$ 5,913
U.S. Treasury Bill - 1 .09%
0.02%, 10/28/2021
(k)
600 600
0.04%, 12/09/2021
(k)
500 500
0.05%, 10/14/2021
(k)
500 500
$ 1,600
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 7,568
Total Investments $ 150,326
Other Assets and Liabilities -  (2.34)% (3,440)
TOTAL NET ASSETS - 100.00% $ 146,886
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $300 or
0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $57,831 or 39.37% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $292 or 0.20% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security is an Interest Only Strip.
(j) Security purchased on a when-issued basis.
(k) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26 .68%
Asset Backed Securities 22 .76%
Mortgage Securities 10 .15%
Consumer, Non-cyclical 8 .72%
Utilities 7 .12%
Government 5 .12%
Energy 4 .47%
Communications 4 .34%
Money Market Funds 3 .79%
Technology 3 .31%
Industrial 2 .92%
Basic Materials 1 .74%
Consumer, Cyclical 1 .22%
Other Assets and Liabilities
( 2 .34 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,196 $ 66,672 $ 63,604 $ 5,264
$ 2,196 $ 66,672 $ 63,604 $ 5,264
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2021 Short 15 $ 1,841 $ 10
Total $ 10
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .62 % Shares Held Value (000's)
Money Market Funds - 3 .62%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,808,414 $ 3,808
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
4,282,076 4,282
$ 8,090
TOTAL INVESTMENT COMPANIES $ 8,090
COMMON STOCKS - 97 .88 % Shares Held Value (000's)
Aerospace & Defense - 0 .62%
AAR Corp
(d)
42,600 $ 1,382
Agriculture - 1 .88%
Darling Ingredients Inc
(d)
49,200 3,538
Vital Farms Inc
(d)
37,000 650
$ 4,188
Airlines - 0 .37%
Sun Country Airlines Holdings Inc
(d)
24,300 815
Automobile Parts & Equipment - 0 .75%
Modine Manufacturing Co
(d)
57,500 652
Visteon Corp
(d)
10,800 1,019
$ 1,671
Banks - 5 .73%
Ameris Bancorp 44,500 2,309
BancFirst Corp 10,600 637
Bancorp Inc/The
(d)
55,386 1,410
First Foundation Inc 32,200 847
First Interstate BancSystem Inc 35,900 1,445
First Merchants Corp 31,900 1,335
Independent Bank Corp/MI 21,000 451
Lakeland Bancorp Inc 26,200 462
Umpqua Holdings Corp 67,900 1,375
United Community Banks Inc/GA 76,820 2,521
$ 12,792
Biotechnology - 5 .60%
Acceleron Pharma Inc
(d)
7,500 1,291
ADC Therapeutics SA
(d)
14,600 396
Allogene Therapeutics Inc
(d)
13,400 344
Bluebird Bio Inc
(d)
22,300 426
Cellectis SA ADR
(d)
33,200 419
Denali Therapeutics Inc
(d)
26,100 1,317
Design Therapeutics Inc
(d)
18,700 275
Horizon Therapeutics Plc
(d)
26,200 2,870
Immunocore Holdings PLC ADR
(d)
9,300 345
Insmed Inc
(d)
37,000 1,019
Iovance Biotherapeutics Inc
(d)
28,100 693
MacroGenics Inc
(d)
28,700 601
Magenta Therapeutics Inc
(d)
60,000 437
Olink Holding AB ADR
(d)
16,000 388
Precision BioSciences Inc
(d)
59,500 686
Seagen Inc
(d)
5,800 985
$ 12,492
Building Materials - 1 .65%
Builders FirstSource Inc
(d)
40,000 2,069
Masonite International Corp
(d)
15,300 1,624
$ 3,693
Chemicals - 2 .03%
Atotech Ltd
(d)
80,300 1,939
Diversey Holdings Ltd
(d)
124,800 2,002
Koppers Holdings Inc
(d)
19,000 594
$ 4,535
Commercial Services - 3 .92%
ABM Industries Inc 33,200 1,494
AMN Healthcare Services Inc
(d)
19,500 2,238
Coursera Inc
(d)
12,900 408
First Advantage Corp
(d)
23,000 438
Heidrick & Struggles International Inc 17,900 799
Huron Consulting Group Inc
(d)
25,600 1,331
ICF International Inc 10,500 938
Medifast Inc 5,800 1,117
$ 8,763
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1 .96%
ExlService Holdings Inc
(d)
17,400 $ 2,142
KnowBe4 Inc
(d)
58,033 1,275
Sterling Check Corp
(d)
37,067 962
$ 4,379
Consumer Products - 0 .49%
Central Garden & Pet Co - A Shares
(d)
25,520 1,097
Cosmetics & Personal Care - 0 .99%
Beauty Health Co/The
(d)
23,300 605
Beauty Health Co/The - Warrants
(d)
30,033 435
Honest Co Inc/The
(d),(e)
113,700 1,180
$ 2,220
Distribution & Wholesale - 1 .96%
Core & Main Inc
(d)
47,511 1,245
ThredUp Inc
(d),(e)
36,457 791
Titan Machinery Inc
(d)
29,500 764
WESCO International Inc
(d)
13,700 1,580
$ 4,380
Diversified Financial Services - 5 .60%
Encore Capital Group Inc
(d)
38,800 1,912
Flywire Corp
(d),(e)
27,800 1,219
Focus Financial Partners Inc
(d)
43,100 2,257
Janus Henderson Group PLC 36,500 1,509
Lazard Ltd 16,500 756
Piper Sandler Cos 17,250 2,388
Stifel Financial Corp 36,100 2,453
$ 12,494
Electric - 1 .88%
Brookfield Renewable Corp 60,700 2,356
Portland General Electric Co 39,000 1,832
$ 4,188
Electrical Components & Equipment - 0 .96%
EnerSys 22,800 1,697
nLight Inc
(d)
15,890 448
$ 2,145
Electronics - 3 .36%
Advanced Energy Industries Inc 21,200 1,860
Atkore Inc
(d)
31,200 2,712
SYNNEX Corp 14,100 1,468
Vishay Intertechnology Inc 72,400 1,455
$ 7,495
Energy - Alternate Sources - 0 .35%
Array Technologies Inc
(d)
42,400 785
Engineering & Construction - 2 .66%
Dycom Industries Inc
(d)
28,800 2,052
MYR Group Inc
(d)
14,500 1,443
Southwest Gas Holdings Inc 24,100 1,612
Tutor Perini Corp
(d)
64,586 838
$ 5,945
Entertainment - 3 .60%
Caesars Entertainment Inc
(d)
34,900 3,919
Golden Entertainment Inc
(d)
44,500 2,185
Vail Resorts Inc 5,800 1,937
$ 8,041
Food - 0 .82%
Performance Food Group Co
(d)
39,418 1,831
Healthcare - Products - 3 .24%
Adaptive Biotechnologies Corp
(d)
21,800 741
Castle Biosciences Inc
(d)
16,500 1,097
Natera Inc
(d)
23,700 2,641
Nevro Corp
(d)
12,100 1,408
STAAR Surgical Co
(d)
10,500 1,350
$ 7,237
Healthcare - Services - 3 .52%
Accolade Inc
(d)
14,742 622
Addus HomeCare Corp
(d)
19,300 1,539
Amedisys Inc
(d)
2,500 373
Aveanna Healthcare Holdings Inc
(d)
60,400 484

Schedule of Investments
SmallCap Account
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
LifeStance Health Group Inc
(d)
91,400 $ 1,325
Syneos Health Inc
(d)
31,100 2,721
Teladoc Health Inc
(d)
6,300 799
$ 7,863
Holding Companies - Diversified - 1 .40%
Cazoo Group Ltd - Warrants
(d)
21,550 32
GS Acquisition Holdings Corp II
(d)
76,700 784
GS Acquisition Holdings Corp II - Class A
Warrants
(d)
45,150 97
Vesper Healthcare Acquisition Corp - PIPE
(d)
85,000 2,207
$ 3,120
Home Builders - 1 .07%
Taylor Morrison Home Corp
(d)
92,900 2,395
Home Furnishings - 0 .39%
Purple Innovation Inc
(d)
41,734 877
Insurance - 1 .66%
CNO Financial Group Inc 53,100 1,250
Hanover Insurance Group Inc/The 16,100 2,087
Reinsurance Group of America Inc 3,300 367
$ 3,704
Internet - 1 .74%
Eventbrite Inc
(d)
80,200 1,517
Revolve Group Inc
(d)
38,400 2,372
$ 3,889
Iron & Steel - 0 .87%
Cleveland-Cliffs Inc
(d)
98,500 1,951
Leisure Products & Services - 0 .85%
Lindblad Expeditions Holdings Inc
(d)
41,000 598
Planet Fitness Inc
(d)
16,600 1,304
$ 1,902
Machinery - Diversified - 0 .14%
Gates Industrial Corp PLC
(d)
18,888 307
Media - 0 .53%
World Wrestling Entertainment Inc 21,000 1,181
Metal Fabrication & Hardware - 1 .50%
Rexnord Corp 43,000 2,765
Xometry Inc
(d)
10,129 584
$ 3,349
Mining - 0 .83%
Alcoa Corp 28,120 1,376
Piedmont Lithium Inc
(d)
8,600 469
$ 1,845
Miscellaneous Manufacturers - 0 .87%
Hillenbrand Inc 45,600 1,945
Office Furnishings - 0 .37%
HNI Corp 22,500 826
Oil & Gas - 1 .00%
PDC Energy Inc 15,700 744
Pioneer Natural Resources Co 8,953 1,491
$ 2,235
Oil & Gas Services - 0 .94%
Bristow Group Inc
(d)
22,400 713
ChampionX Corp
(d)
62,343 1,394
$ 2,107
Packaging & Containers - 0 .45%
Graphic Packaging Holding Co 52,500 1,000
Pharmaceuticals - 1 .69%
Collegium Pharmaceutical Inc
(d)
39,800 786
Dexcom Inc
(d)
1,900 1,039
PMV Pharmaceuticals Inc
(d)
26,900 802
Revance Therapeutics Inc
(d)
41,400 1,153
$ 3,780
REITs - 5 .69%
Agree Realty Corp 38,800 2,570
Cousins Properties Inc 63,401 2,364
First Industrial Realty Trust Inc 46,900 2,443
Ladder Capital Corp 79,000 873
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Pebblebrook Hotel Trust 104,420 $ 2,340
Rexford Industrial Realty Inc 37,200 2,111
$ 12,701
Retail - 5 .56%
Bed Bath & Beyond Inc
(d)
12,200 211
BJ's Wholesale Club Holdings Inc
(d)
32,100 1,763
Bloomin' Brands Inc
(d)
51,500 1,287
Brinker International Inc
(d)
23,400 1,148
Caleres Inc 97,300 2,162
Cazoo Group Ltd
(d),(e)
55,600 432
Petco Health & Wellness Co Inc
(d),(e)
52,150 1,100
Rush Enterprises Inc - Class A 31,600 1,427
Sally Beauty Holdings Inc
(d)
76,200 1,284
Vroom Inc
(d)
39,600 874
World Fuel Services Corp 21,300 716
$ 12,404
Savings & Loans - 1 .95%
Meridian Bancorp Inc 17,100 355
Provident Financial Services Inc 48,300 1,133
Sterling Bancorp/DE 114,900 2,868
$ 4,356
Semiconductors - 3 .93%
Allegro MicroSystems Inc
(d)
77,900 2,490
Entegris Inc 19,800 2,493
SiTime Corp
(d)
18,600 3,797
$ 8,780
Software - 9 .20%
Aspen Technology Inc
(d)
8,700 1,068
Bentley Systems Inc 11,970 726
BigCommerce Holdings Inc
(d)
7,300 370
Clear Secure Inc
(d),(e)
12,858 528
Concentrix Corp 14,100 2,496
DigitalOcean Holdings Inc
(d)
33,200 2,577
DoubleVerify Holdings Inc
(d)
17,356 593
Doximity Inc
(d),(e)
10,520 849
Duck Creek Technologies Inc
(d)
11,100 491
Freshworks Inc
(d)
12,300 525
Jamf Holding Corp
(d)
22,200 855
Manhattan Associates Inc
(d)
16,700 2,556
Olo Inc
(d)
5,900 177
Paymentus Holdings Inc
(d),(e)
30,500 751
Privia Health Group Inc
(d)
46,100 1,086
SentinelOne Inc
(d)
10,700 573
Signify Health Inc
(d)
27,100 484
Sophia Genetics SA
(d),(e)
18,001 316
Sprout Social Inc
(d)
28,800 3,512
$ 20,533
Telecommunications - 0 .22%
Switch Inc 19,200 487
Transportation - 1 .09%
Atlas Air Worldwide Holdings Inc
(d)
12,275 1,003
Hub Group Inc
(d)
20,800 1,430
$ 2,433
TOTAL COMMON STOCKS $ 218,538
Total Investments $ 226,628
Other Assets and Liabilities -  (1.50)% (3,345)
TOTAL NET ASSETS - 100.00% $ 223,283
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,808 or
1.71% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
SmallCap Account
September 30, 2021 (unaudited)
See accompanying notes.

(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,709 or 1.66% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22 .15%
Financial 20 .63%
Technology 15 .09%
Consumer, Cyclical 14 .92%
Industrial 13 .30%
Basic Materials 3 .73%
Money Market Funds 3 .62%
Communications 2 .49%
Energy 2 .29%
Utilities 1 .88%
Diversified 1 .40%
Other Assets and Liabilities
( 1 .50 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales September 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,177 $ 128,555 $ 125,450 $ 4,282
$ 1,177 $ 128,555 $ 125,450 $ 4,282
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
September 30, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

September 30, 2021 (unaudited)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal
LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income
Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control
Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account,
and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account,
Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500
Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Real
Estate Securities Account, Short-Term Income Account, and SmallCap Account known as "the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/
dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal
Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

September 30, 2021 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 10,165 $ — $ — $ 10,165
Investment Companies 159 — — 159
Total investments in securities $ 10,324 $ — $ — $ 10,324
Bond Market Index Account
Bonds* — 933,023 — 933,023
Investment Companies 307,390 — — 307,390
Municipal Bonds* — 17,203 — 17,203
U.S. Government & Government Agency Obligations* — 1,876,496 — 1,876,496
Total investments in securities $ 307,390 $ 2,826,722 $ — $ 3,134,112

September 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 141,103 $ 8 $ 141,111
Common Stocks
Energy — 243 — 243
Investment Companies 14,907 — — 14,907
Senior Floating Rate Interests* — 3,865 — 3,865
U.S. Government & Government Agency Obligations* — 92,362 — 92,362
Total investments in securities $ 14,907 $ 237,573 $ 8 $ 252,488
Assets
Interest Rate Contracts
Futures** 229 — — 229
Liabilities
Interest Rate Contracts
Futures** (93) — — (93)
Diversified Balanced Account
Investment Companies 991,737 — — 991,737
Total investments in securities $ 991,737 $ — $ — $ 991,737
Diversified Balanced Managed Volatility Account
Investment Companies 181,918 — — 181,918
Total investments in securities $ 181,918 $ — $ — $ 181,918
Diversified Balanced Volatility Control Account
Investment Companies 217,169 — — 217,169
Total investments in securities $ 217,169 $ — $ — $ 217,169
Diversified Growth Account
Investment Companies 3,870,483 — — 3,870,483
Total investments in securities $ 3,870,483 $ — $ — $ 3,870,483
Diversified Growth Managed Volatility Account
Investment Companies 378,336 — — 378,336
Total investments in securities $ 378,336 $ — $ — $ 378,336
Diversified Growth Volatility Control Account
Investment Companies 1,188,764 — — 1,188,764
Total investments in securities $ 1,188,764 $ — $ — $ 1,188,764
Diversified Income Account
Investment Companies 327,324 — — 327,324
Total investments in securities $ 327,324 $ — $ — $ 327,324
Diversified International Account
Common Stocks
Basic Materials 2,797 10,347 — 13,144
Communications 3,201 8,408 — 11,609
Consumer, Cyclical 5,818 50,522 — 56,340
Consumer, Non-cyclical 2,975 45,279 — 48,254
Energy 878 12,346 — 13,224
Financial 13,755 50,699 — 64,454
Industrial 2,998 37,367 — 40,365
Technology 833 37,693 — 38,526
Utilities 1,295 4,292 — 5,587
Investment Companies 9,948 — — 9,948
Total investments in securities $ 44,498 $ 256,953 $ — $ 301,451
Equity Income Account
Common Stocks* 688,474 — — 688,474
Investment Companies 15,056 — — 15,056
Total investments in securities $ 703,530 $ — $ — $ 703,530

September 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Account
Bonds* $ — $ 31,868 $ — $ 31,868
Investment Companies 22,587 — — 22,587
U.S. Government & Government Agency Obligations* — 190,737 — 190,737
Total investments in securities $ 22,587 $ 222,605 $ — $ 245,192
Assets
Interest Rate Contracts
Futures** 33 — — 33
Liabilities
Interest Rate Contracts
Futures** (162) — — (162)
International Emerging Markets Account
Common Stocks
Basic Materials 352 3,102 — 3,454
Communications 2,672 10,679 — 13,351
Consumer, Cyclical 2,420 8,504 — 10,924
Consumer, Non-cyclical 2,040 7,754 — 9,794
Energy 1,737 3,948 — 5,685
Financial 1,991 17,343 — 19,334
Industrial 993 6,771 — 7,764
Technology 371 18,060 — 18,431
Utilities — 1,855 — 1,855
Investment Companies 1,709 — — 1,709
Preferred Stocks
Technology — 229 — 229
Total investments in securities $ 14,285 $ 78,245 $ — $ 92,530
LargeCap Growth Account I
Common Stocks
Basic Materials 9,119 — — 9,119
Communications 181,046 — — 181,046
Consumer, Cyclical 44,038 — — 44,038
Consumer, Non-cyclical 155,905 — — 155,905
Energy 353 — — 353
Financial 36,368 — — 36,368
Industrial 22,051 — — 22,051
Technology 201,944 — 290 202,234
Utilities 20 — — 20
Convertible Preferred Stocks
Basic Materials — — 203 203
Communications — — 264 264
Consumer, Cyclical — — 12,188 12,188
Technology — — 559 559
Investment Companies 8,015 — — 8,015
Total investments in securities $ 658,859 $ — $ 13,504 $ 672,363
Liabilities
Equity Contracts
Futures** (74) — — (74)
LargeCap S&P 500 Index Account
Common Stocks* 2,967,843 — — 2,967,843
Investment Companies 64,712 — — 64,712
Total investments in securities $ 3,032,555 $ — $ — $ 3,032,555
Liabilities
Equity Contracts
Futures** (2,323) — — (2,323)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 218,373 — — 218,373
Investment Companies 13,928 — — 13,928
Purchased Options 705 — — 705
Total investments in securities $ 233,006 $ — $ — $ 233,006

September 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account
Liabilities
Equity Contracts
Futures** $ (58) $ — $ — $ (58)
Written Options (393) — — (393)
MidCap Account
Common Stocks
Basic Materials 3,385 — — 3,385
Communications 57,791 — — 57,791
Consumer, Cyclical 161,459 — — 161,459
Consumer, Non-cyclical 82,874 — — 82,874
Diversified — 1,162 — 1,162
Financial 153,185 — — 153,185
Industrial 80,665 — — 80,665
Technology 110,764 — — 110,764
Utilities 16,378 — — 16,378
Investment Companies 611 — — 611
Total investments in securities $ 667,112 $ 1,162 $ — $ 668,274
Principal Capital Appreciation Account
Common Stocks
Basic Materials 2,725 — — 2,725
Communications 25,434 — — 25,434
Consumer, Cyclical 21,680 — — 21,680
Consumer, Non-cyclical 30,088 — — 30,088
Energy 6,740 — — 6,740
Financial 28,177 — — 28,177
Industrial 11,344 1,559 — 12,903
Technology 43,486 — — 43,486
Utilities 4,544 — — 4,544
Investment Companies 3,024 — — 3,024
Total investments in securities $ 177,242 $ 1,559 $ — $ 178,801
Principal LifeTime 2010 Account
Investment Companies 37,402 — — 37,402
Total investments in securities $ 37,402 $ — $ — $ 37,402
Principal LifeTime 2020 Account
Investment Companies 194,536 — — 194,536
Total investments in securities $ 194,536 $ — $ — $ 194,536
Principal LifeTime 2030 Account
Investment Companies 252,969 — — 252,969
Total investments in securities $ 252,969 $ — $ — $ 252,969
Principal LifeTime 2040 Account
Investment Companies 124,862 — — 124,862
Total investments in securities $ 124,862 $ — $ — $ 124,862
Principal LifeTime 2050 Account
Investment Companies 63,499 — — 63,499
Total investments in securities $ 63,499 $ — $ — $ 63,499
Principal LifeTime 2060 Account
Investment Companies 15,460 — — 15,460
Total investments in securities $ 15,460 $ — $ — $ 15,460
Principal LifeTime Strategic Income Account
Investment Companies 30,681 — — 30,681
Total investments in securities $ 30,681 $ — $ — $ 30,681

September 30, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Real Estate Securities Account
Common Stocks* $ 161,387 $ — $ — $ 161,387
Investment Companies 988 — — 988
Total investments in securities $ 162,375 $ — $ — $ 162,375
SAM Balanced Portfolio
Investment Companies 727,382 — — 727,382
Total investments in securities $ 727,382 $ — $ — $ 727,382
SAM Conservative Balanced Portfolio
Investment Companies 199,567 — — 199,567
Total investments in securities $ 199,567 $ — $ — $ 199,567
SAM Conservative Growth Portfolio
Investment Companies 416,146 — — 416,146
Total investments in securities $ 416,146 $ — $ — $ 416,146
SAM Flexible Income Portfolio
Investment Companies 190,324 — — 190,324
Total investments in securities $ 190,324 $ — $ — $ 190,324
SAM Strategic Growth Portfolio
Investment Companies 399,267 — — 399,267
Total investments in securities $ 399,267 $ — $ — $ 399,267
Short-Term Income Account
Bonds* — 137,194 — 137,194
Investment Companies 5,564 — — 5,564
U.S. Government & Government Agency Obligations* — 7,568 — 7,568
Total investments in securities $ 5,564 $ 144,762 $ — $ 150,326
Assets
Interest Rate Contracts
Futures** 10 — — 10
SmallCap Account
Common Stocks
Basic Materials 8,331 — — 8,331
Communications 5,557 — — 5,557
Consumer, Cyclical 33,311 — — 33,311
Consumer, Non-cyclical 49,471 — — 49,471
Diversified 913 2,207 — 3,120
Energy 5,127 — — 5,127
Financial 46,047 — — 46,047
Industrial 29,694 — — 29,694
Technology 33,692 — — 33,692
Utilities 4,188 — — 4,188
Investment Companies 8,090 — — 8,090
Total investments in securities $ 224,421 $ 2,207 $ — $ 226,628

September 30, 2021 (unaudited)

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3.
The Accounts' Schedules of Investments as of September 30, 2021 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.
Fair Value
as of
September
30, 2021 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Valuation
if input
had
increased
LargeCap Growth Account I
Common Stocks 286 Precedent Transactions Direct Offering Price $ 40.13 Increase
Enterprise Valuation Model Revenue Multiples/Gross Profit Multiples 42.1x Increase
4 Precedent Transactions Direct Offering Price $ 11.90 Increase
Convertible Preferred Stocks 12,950 Precedent Transactions Direct Offering Price $ 13.05 – 91.72 (69.74) Increase
264 Precedent Transactions Discount Rate 5% Decrease
$ 13,504
Fund
Fair Value
December
31, 2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers
Out of Level
3**
Value as of
September 30,
2021
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held at
September 30, 2021
LargeCap Growth Fund I
Common Stocks $ 155 $ — $ 18 $ 182 $ (65) $ — $ — $ 290 $ 18
Convertible
Preferred Stocks 3,907 — 8,889 818 (400) — — 13,214 8,889
Total
$ 4,062 $ — $ 8,907 $ 1,000 $ (465)
$ —
$ —
$ 13,504 $ 8,907